Registration No. 33-58950
                                                     Registration No. 811-01705

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                     --------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      | |

                Pre-Effective Amendment No.                                  | |
                                            -------


                Post-Effective Amendment No. 24                              |X|
                                           ------


                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                Amendment No.   160                                          |X|
                              -------


                        (Check appropriate box or boxes)
                         -------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                            -------------------------


                      AXA EQUITABLE LIFE INSURANCE COMAPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                            -------------------------



                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL

                     AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                   -------------------------------------------


                  Please send copies of all communications to:
                               CHRISTOPHER E. PALMER
                                 Goodwin Procter LLP
                              901 New York Avenue, N.W.
                             Washington, D.C. 20001
                    ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

|_|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 2006 pursuant to paragraph (b) of Rule 485.

|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

        Units of interest in Separate Account under variable annuity contracts.

MOMENTUM PLUS(SM)
Retirement Planning from AXA Equitable



PROSPECTUS DATED MAY 1, 2006


Please read and keep this prospectus for future reference. It contains important information that you should know before participating in or allocating amounts under the contract. You should read the prospectuses for each Trust which contain important information about the portfolios.


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WHAT IS MOMENTUM PLUS(SM)?

MOMENTUM PLUS(SM) is a group deferred annuity contract issued by AXA Equitable Life Insurance Company. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUM PLUS(SM) employer-sponsored retirement program includes 401(a) and 401(k) plans which are described in this prospectus. The MOMENTUM PLUS(SM) program consists of a defined contribution master plan and trust ("Master Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified plan.

The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest account option ("investment options"). The contract investment options that the contract owner has chosen correspond to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.

This contract is no longer being sold. This prospectus is used with current contract owners only. You should note that your contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your contract.




--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
 Fixed income
--------------------------------------------------------------------------------
o AXA Conservative Allocation*           o EQ/Caywood-Scholl High Yield Bond
o AXA Conservative-Plus Allocation*      o EQ/Evergreen International Bond
o AXA Premier VIP Core Bond              o EQ/JPMorgan Core Bond
o AXA Premier VIP High Yield             o EQ/Long Term Bond
o EQ/Alliance Intermediate Government    o EQ/Money Market
  Securities                             o EQ/PIMCO Real Return
o EQ/Alliance Quality Bond               o EQ/Short Duration Bond
--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*             o EQ/Ariel Appreciation II
o AXA Moderate-Plus Allocation*          o EQ/Bear Stearns Small Company
o AXA Premier VIP Aggressive Equity        Growth
o AXA Premier VIP Health Care            o EQ/Bernstein Diversified Value
o AXA Premier VIP Large Cap Core         o EQ/Boston Advisors Equity Income
  Equity                                 o EQ/Calvert Socially Responsible
o AXA Premier VIP Large Cap Growth       o EQ/Capital Guardian Growth
o AXA Premier VIP Large Cap Value        o EQ/Capital Guardian Research
o AXA Premier VIP Mid Cap Growth         o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Mid Cap Value          o EQ/Equity 500 Index
o AXA Premier VIP Technology             o EQ/Evergreen Omega
o EQ/Alliance Common Stock               o EQ/FI Mid Cap
o EQ/Alliance Growth and Income          o EQ/FI Mid Cap Value
o EQ/Alliance Large Cap Growth           o EQ/GAMCO Mergers and Acquisitions
o EQ/Alliance Small Cap Growth           o EQ/MFS Investors Trust
o EQ/GAMCO Small Company Value           o EQ/Montag & Caldwell Growth
o EQ/Janus Large Cap Growth              o EQ/Small Company Index
o EQ/JPMorgan Value Opportunities        o EQ/TCW Equity
o EQ/Lazard Small Cap Value              o EQ/UBS Growth and Income
o EQ/Legg Mason Value Equity             o EQ/Van Kampen Comstock
o EQ/Lord Abbett Growth and Income       o EQ/Van Kampen Mid Cap Growth
o EQ/Lord Abbett Large Cap Core          o EQ/Wells Fargo Montgomery Small Cap
o EQ/Lord Abbett Mid Cap Value           o Laudus Rosenberg VIT Value Long/
o EQ/Marsico Focus                         Short Equity
o EQ/Mercury Basic Value Equity          o U.S. Real Estate - Class II
o EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------
 International stocks
--------------------------------------------------------------------------------
o AXA Premier VIP International Equity   o EQ/International Growth
o EQ/Alliance International              o EQ/Mercury International Value
o EQ/Capital Guardian International      o EQ/Van Kampen Emerging Markets
                                           Equity
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation.*
--------------------------------------------------------------------------------


*

The AXA Allocation Portfolios


As permitted by your employer's plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust, EQ Advisors Trust, The Universal Institutional Funds, Inc., or Laudus Variable Insurance Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2006, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office at AXA Equitable, Defined Contribution Services, P.O. Box 8095, Boston, MA 02266-8095 or calling 1-800-528-0204. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X01263

Contents of this prospectus
--------------------------------------------------------------------



--------------------------------------------------------------------------------
MOMENTUM PLUS(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
MOMENTUM PLUS(SM) contract at a glance -- key features                       8

--------------------------------------------------------------------------------
FEE TABLE                                                                   10
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Examples                                                                    13
Condensed financial information                                             16



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1. CONTRACT FEATURES AND BENEFITS                                           17
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How contributions can be made                                               17
What are your investment options under the contract?                        17
Portfolios of the Trusts                                                    18
Contract termination                                                        22
Effects of plan or contract termination                                     22
Selecting investment options (employers and plan
  trustees only)                                                            23
Allocating your contributions                                               23



--------------------------------------------------------------------------------
2. DETERMINING YOUR RETIREMENT ACCOUNT VALUE                                24
--------------------------------------------------------------------------------
Your retirement account value                                               24
Your contract's value in the variable investment options                    24
Your contract's value in the guaranteed interest option                     24


--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         25
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Transferring your retirement account value                                  25
Disruptive transfer activity                                                25

Automatic asset rebalancing for participant retirement
  account values                                                            26


----------------------
When we use the words "we," "our" and "us" we mean AXA Equitable.

Please see the Index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as applicable or the individual who participates in an employer's plan funded by the MOMENTUM PLUS(SM) contract, and this individual also is referred to as the "participant."



2  Contents of this prospectus

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4. ACCESSING YOUR MONEY                                                     28
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Withdrawals and termination                                                 28
Installment payments (Systematic withdrawals)                               28
Forfeitures                                                                 28
Plan loans                                                                  28
When to expect payments                                                     29
Your annuity payout options                                                 29
Minimum distributions (automatic minimum withdrawal
  option) -- over age 70-1/2                                                30



--------------------------------------------------------------------------------
5. THE MOMENTUM PLUS(SM) PROGRAM                                            32
--------------------------------------------------------------------------------
Master Plan and Trust                                                       32
Pooled Trust                                                                32
Trustee                                                                     32
Employer's responsibilities                                                 32
Adopting the MOMENTUM PLUS(SM) program                                      33



--------------------------------------------------------------------------------
6. PLAN RECORDKEEPING SERVICES                                              34
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Basic recordkeeping option                                                  34
Full-service recordkeeping option                                           34



--------------------------------------------------------------------------------
7. CHARGES AND EXPENSES                                                     35
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Charges that AXA Equitable deducts                                          35
Charges under the contract                                                  35
Charges that the Trusts deduct                                              36
Charge reductions under special circumstances                               37



--------------------------------------------------------------------------------
8. PAYMENT OF DEATH BENEFIT                                                 38
--------------------------------------------------------------------------------
Death benefit amount                                                        38
Distribution of the death benefit                                           38
Beneficiary's payment options                                               38



--------------------------------------------------------------------------------
9. TAX INFORMATION                                                          39
--------------------------------------------------------------------------------
Overview                                                                    39
Buying a contract to fund a retirement arrangement                          39
Tax aspects of contributions to a plan                                      40
Tax aspects of distributions from a plan                                    41
Certain rules applicable to plan loans                                      43
Impact of taxes to AXA Equitable                                            44
Certain rules applicable to plans designed to comply
     with Section 404(c) of ERISA                                           44

--------------------------------------------------------------------------------
10. MORE INFORMATION                                                        45
--------------------------------------------------------------------------------
About Separate Account A                                                    45
About the Trusts                                                            45
About the general account                                                   45
Dates and prices at which contract events occur                             46
About your voting rights                                                    46

About legal proceedings                                                     47

Financial statements                                                        47
Distribution of the contracts                                               47

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APPENDIX: CONDENSED FINANCIAL INFORMATION                                  I-1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.



                                             Page
   active loan                                 36
   annuitant                                   30
   annuity payout option                       29
   beneficiary                                 38
   business day                                46
   contract date                                9
   contract termination                        22
   contract values                             24
   contributions                               17
   default option                              28
   disruptive transfer activity                25
   DOL                                         32
   elective deferrals                          40
   EQAccess                                     6
   EQSponsor                                    6
   ERISA                                       32
   guaranteed interest option           cover, 22
   investment options                   cover, 17
   IRA                                         41
   IRS                                         39
   market timing                               25
   market value adjustment                     22
   Master Plan and Trust                       32
   participant                                 17
   plan termination                            22
   Pooled Trust                                32
   portfolio                                cover
   processing office                            6
   retirement account value                    24
   SAI                                      cover
   takeover loans                              28
   TOPS                                         6
   Trusts                               cover, 45
   unit                                        24
   unit investment trust                       45
   variable investment options          cover, 17


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. AXA Advisors, LLC's financial professional can provide further explanation about your contract.



--------------------------------------------------------------------------------
 Prospectus                     Contract or Supplemental Materials
--------------------------------------------------------------------------------
  variable investment options   Investment Funds or Investment Divisions
  unit                          Accumulation Unit
  unit value                    Accumulation Unit Value
  guaranteed interest option    Guaranteed Interest Account
--------------------------------------------------------------------------------


4 Index of key words and phrases

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.




--------------------------------------------------------------------------------
 FOR ALL COMMUNICATIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

AXA Equitable
Defined Contribution Services
P.O. Box 8095
Boston, MA 02266-8095

--------------------------------------------------------------------------------
 FOR ALL COMMUNICATIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

AXA Equitable
Defined Contribution Services
66 Brooks Drive
Braintree, MA 02184


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o written confirmation of financial transactions; and

o quarterly statement of retirement account values as of the end of each plan year quarter.

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS"),
 EQACCESS AND EQSPONSOR SYSTEMS
--------------------------------------------------------------------------------


TOPS is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect TOPS and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. A personal identification number ("PIN") will automatically be assigned upon participant enrollment in your plan. Our TOPS system has been enhanced with voice recognition technology to accept spoken prompts.

EQAccess, our participant service site, is designed to provide information through the Internet on:


o current contract values used to determine values for participant retirement account values;

o current allocation percentages;

o the number of units in participant variable investment options attributable to participant plan account values; and

o the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

o request changes to allocation percentages and/or transfers among plan investment options;

o elect to receive confirmations and quarterly statements electronically; and

o request changes of the EQAccess password (not available through TOPS).

EQSponsor, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participant's accounts. You can obtain information on:

o current contract value;

o current participant allocation percentages, account values, and investment options;

o the total number of units in the variable investment options; and

o the daily unit values for the contract variable investment options.

The following features are also available online (please see the EQSponsor website for more detailed information):

o Forms download;

o Contribution upload/download;

o Address changes;

o Enrollment; and

o Performance information.

TOPS, EQAccess and EQSponsor are normally available seven days a week, 24 hours a day. However, on a day that AXA Equitable is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be made effective as of the close of business on the next business day following the request.


o To use TOPS call toll free, 1-800-821-7777. To use EQAccess visit us at our website at http://www.axaonline.com and click on EQ Access or to use EQSponsor visit our website at http://www.axa-equitable.com and click on EQSponsor. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable following telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/ withdrawal service we provide upon 90 days' written notice.

We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).


6  Who is AXA Equitable?

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll free number (1-800-528-0204) to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday, 8:30 a.m. until 7:00 p.m., and until 5:00 p.m. on Fridays, Eastern Time.


Hearing or speech-impaired clients may obtain information regarding MOMENTUM PLUS(SM) contracts by dialing, toll-free, the AT&T national relay number (800-855-2880). This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department between the hours of 8:30 a.m. until 7:00 p.m. Eastern Time Monday through Thursday and 8:30 a.m. until 5 p.m. Eastern Time on Fridays by AT&T personnel, who will communicate our reply back to them via the TDD.



WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN TRUSTEE:


(1) address changes (can be done online at our website, as well);

(2) change of investment allocations (can be done online at our website, as well);

(3) transfers among investment options (can be done online at our website, as well);


(4) asset (retirement account value) rebalancing;

(5) loan application;

(6) all partial and full withdrawal requests.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:


(1) asset (retirement account value) rebalancing;

(2) the date annuity payments are to begin; and

(3) Systematic withdrawal option.



SIGNATURES:

The proper person to sign forms, notices and requests is normally the participant and employer or plan trustee.


                                                        Who is AXA Equitable?  7

MOMENTUM PLUS(SM) contract at a glance -- key features



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Professional           MOMENTUM PLUS'(SM) variable investment options invest in different
investment             portfolios managed by professional investment advisers.
management
                       -----------------------------------------------------------------------------
Guaranteed interest    o Principal and interest guarantees
option
                       o Interest rates set periodically
----------------------------------------------------------------------------------------------------
Tax advantages         o On earnings            No tax until you make withdrawals under the Plan.
                         inside the contract
----------------------------------------------------------------------------------------------------
                       o On transfers           No tax on transfers among investment options.
                         inside the contract
----------------------------------------------------------------------------------------------------
                       Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under Section 401 of the Internal Revenue Code
                       ("Code"), you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus for your specific type of retirement arrangement.)
----------------------------------------------------------------------------------------------------
Access to your money   o Partial withdrawals
                       o Automatic minimum withdrawal option (required minimum distributions)
                       o Plan loans
                       o Full withdrawal
----------------------------------------------------------------------------------------------------
                       You may incur a withdrawal charge and/or a market value adjustment for certain withdrawals. You may also incur income tax and a penalty tax.
----------------------------------------------------------------------------------------------------
                       Depending on the terms of the employer's plan, not all features are available and access to amounts attributable to participant plan account values may be limited.
----------------------------------------------------------------------------------------------------
Payout options         o Fixed annuity payout options
                       o Variable annuity payout options
----------------------------------------------------------------------------------------------------
Additional features    o Automatic transfer options
                       o Asset (Retirement account value) rebalancing
                       o No charge on transfers among investment options
                       o Waiver of withdrawal charges for benefit distributions
----------------------------------------------------------------------------------------------------
Services we provide    o Two plan recordkeeping options
                       o Educational materials and seminars to assist retirement planning needs of plan participants
----------------------------------------------------------------------------------------------------



8 MOMENTUM PLUS(SM) contract at a glance -- key features

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Fees and charges  o We deduct a daily charge at a maximum effective annual rate of 1.35% of assets invested in variable investment options for expense charges and mortality and expense risks.

                  o Administrative charge:
                        Generally $30 annually per participant

                  o Plan loan charges:
                        $25 set-up fee deducted from the requesting participant's retirement account value; $6 quarterly recordkeeping fee while a loan is active, deducted from the requesting participant's retirement account value.

                  o Plan recordkeeping services (billed to employer):
                        $300 annually for basic recordkeeping option; Additional fees for full-service recordkeeping option.

                  o Withdrawal charge:
                        Not to exceed 6% of the amount withdrawn, or 8.5% of contributions made on behalf of the participant, whichever is less. There is no withdrawal charge after the employer's plan has participated in the contract for five years based on the contract date. The "contract date" means the date as of which the first contribution is received under the MOMENTUM PLUS(SM) contract with respect to the plan. This charge does not generally apply if a participant withdraws amounts due to retirement or separation from service. There are other important exceptions and limitations that may eliminate or reduce the withdrawal charge. They are discussed under "Charges and expenses" later in this prospectus.

                  o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. This charge is generally deducted from the amount applied to an annuity payout option.

                  o We deduct an administrative fee of up to $350 from amounts applied to a Variable Immediate Annuity payout option. This option is described in a separate prospectus that is available from your financial professional.

                  o Annual expenses of each Trust's portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.

                  o No sales charge deducted when contributions are made.


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The above is not a complete description of all material provisions of the contract. In some cases restrictions or exceptions apply. Maximum expense limitations apply to certain variable investment options and rights are reserved to change or waive certain charges within specified limits. Also, all features of the contract are not necessarily available in all states or at certain ages.

For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUM PLUS(SM) contract. Please feel free to speak with AXA Advisors, LLC's financial professional, or call us to discuss any questions.


If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this prospectus for additional information.



OTHER CONTRACTS

We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Upon request, AXA Advisors, LLC's financial professional can show you information regarding other AXA Equitable annuity contracts.


                        MOMENTUM PLUS(SM) contract at a glance -- key features 9

Fee table

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


--------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your retirement account value at the time you request certain transactions
--------------------------------------------------------------------------------------------------------------------------------
Sales load on purchases                                                                    None
Transfer fees                                                                              None
Maximum withdrawal charge (deducted when your contract is surrendered or cer-              The lesser of 6% of amount withdrawn
tain withdrawals are made)(1)                                                              or 8.5% of vested contributions made
                                                                                           by or on behalf of a participant

Charge if you elect a Variable Immediate Annuity payout option (which is described         $350
in a separate prospectus for that option)
Plan loan charges(2)                                                                       $25 current when loan is made + $6
                                                                                           per quarter

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.
--------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk(3)                                                              1.10%

Other expenses                                                                             0.25%
                                                                                           -----
Total Separate Account A annual expenses(4)                                                1.35%
--------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct periodically from your retirement account value
--------------------------------------------------------------------------------------------------------------------------------
Quarterly administrative charge(5)                                                         $7.50 Per Participant maximum
Annual basic recordkeeping charge(6)                                                       $300 Per Plan
--------------------------------------------------------------------------------------------------------------------------------
You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

--------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   Lowest     Highest
Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted     ----       ----
from portfolio assets including management fees, 12b-1 fees, service fees, and/or  0.38%      8.01%
other expenses)(7)




This table shows the fees and expenses for 2005 as an annual percentage of each portfolio's daily average net assets.
------------------------------------------------------------------------------------------------------------------------------
                                                                                          Total                    Net Total
                                                                                          Annual      Fee Waiv-     Annual
                                                                          Underlying    Expenses    ers and/or    Expenses
                                      Manage-                              Portfolio      Before       Expense       After
                                       ment      12b-1       Other         Fees and       Expense    Reimburse-     Expense
 Portfolio Name                       Fees(8)   Fees(9)   Expenses(10)   Expenses(11)   Limitation    ments(12)   Limitations
------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation           0.10%      0.25%     0.19%          0.91%          1.45%        (0.19)%      1.26%
AXA Conservative Allocation         0.10%      0.25%     0.22%          0.58%          1.15%        (0.22)%      0.93%
AXA Conservative-Plus Allocation    0.10%      0.25%     0.19%          0.64%          1.18%        (0.19)%      0.99%
AXA Moderate Allocation             0.10%      0.00%     0.17%          0.71%          0.98%        (0.17)%      0.81%
AXA Moderate-Plus Allocation        0.10%      0.25%     0.17%          0.84%          1.36%        (0.17)%      1.19%
AXA Premier VIP Aggressive Equity   0.60%      0.00%     0.20%            --           0.80%           --        0.80%
AXA Premier VIP Core Bond           0.60%      0.25%     0.18%            --           1.03%        (0.08)%      0.95%
------------------------------------------------------------------------------------------------------------------------------


10 Fee table

-------------------------------------------------------------------------------------
                                                Manage-
                                                 ment     12b-1        Other
 Portfolio Name                                 Fees(8)   Fees(9)   Expenses(10)
-------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------
AXA Premier VIP Health Care                      1.20%      0.25%     0.28%
AXA Premier VIP High Yield                       0.58%      0.00%     0.18%
AXA Premier VIP International Equity             1.05%      0.25%     0.28%
AXA Premier VIP Large Cap Core Equity            0.90%      0.25%     0.25%
AXA Premier VIP Large Cap Growth                 0.90%      0.25%     0.23%
AXA Premier VIP Large Cap Value                  0.90%      0.25%     0.22%
AXA Premier VIP Mid Cap Growth                   1.10%      0.25%     0.25%
AXA Premier VIP Mid Cap Value                    1.10%      0.25%     0.19%
AXA Premier VIP Technology                       1.20%      0.25%     0.22%
-------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%      0.00%     0.13%
EQ/Alliance Growth and Income                    0.56%      0.00%     0.13%
EQ/Alliance Intermediate Government Securities   0.50%      0.00%     0.14%
EQ/Alliance International                        0.72%      0.00%     0.21%
EQ/Alliance Large Cap Growth                     0.90%      0.25%     0.13%
EQ/Alliance Quality Bond                         0.50%      0.00%     0.13%
EQ/Alliance Small Cap Growth                     0.75%      0.00%     0.13%
EQ/Ariel Appreciation II                         0.75%      0.25%     7.01%
EQ/Bear Stearns Small Company Growth             1.00%      0.25%     0.20%
EQ/Bernstein Diversified Value                   0.61%      0.25%     0.13%
EQ/Boston Advisors Equity Income                 0.75%      0.25%     0.16%
EQ/Calvert Socially Responsible                  0.65%      0.25%     0.27%
EQ/Capital Guardian Growth                       0.65%      0.25%     0.17%
EQ/Capital Guardian International                0.85%      0.25%     0.23%
EQ/Capital Guardian Research                     0.65%      0.25%     0.13%
EQ/Capital Guardian U.S. Equity                  0.65%      0.25%     0.13%
EQ/Caywood-Scholl High Yield Bond                0.60%      0.25%     0.24%
EQ/Equity 500 Index                              0.25%      0.00%     0.13%
EQ/Evergreen International Bond                  0.70%      0.25%     6.36%
EQ/Evergreen Omega                               0.65%      0.25%     0.18%
EQ/FI Mid Cap                                    0.69%      0.25%     0.14%
EQ/FI Mid Cap Value                              0.73%      0.25%     0.14%
EQ/GAMCO Mergers and Acquisitions                0.90%      0.25%     0.66%
EQ/GAMCO Small Company Value                     0.79%      0.25%     0.14%
EQ/International Growth                          0.85%      0.25%     0.29%
EQ/Janus Large Cap Growth                        0.90%      0.25%     0.15%
EQ/JPMorgan Core Bond                            0.44%      0.25%     0.13%
EQ/JPMorgan Value Opportunities                  0.60%      0.25%     0.15%
EQ/Lazard Small Cap Value                        0.73%      0.25%     0.14%
EQ/Legg Mason Value Equity                       0.65%      0.25%     3.07%
EQ/Long Term Bond                                0.50%      0.25%     0.18%
EQ/Lord Abbett Growth and Income                 0.65%      0.25%     0.93%
EQ/Lord Abbett Large Cap Core                    0.65%      0.25%     1.32%
EQ/Lord Abbett Mid Cap Value                     0.70%      0.25%     0.40%
EQ/Marsico Focus                                 0.87%      0.25%     0.13%
EQ/Mercury Basic Value Equity                    0.57%      0.25%     0.13%
EQ/Mercury International Value                   0.85%      0.25%     0.23%
EQ/MFS Emerging Growth Companies                 0.65%      0.25%     0.14%
EQ/MFS Investors Trust                           0.60%      0.25%     0.18%
EQ/Money Market                                  0.34%      0.00%     0.13%
EQ/Montag & Caldwell Growth                      0.75%      0.25%     0.16%
EQ/PIMCO Real Return                             0.55%      0.25%     0.24%
EQ/Short Duration Bond                           0.44%      0.25%     0.14%
EQ/Small Company Index                           0.25%      0.25%     0.16%
EQ/TCW Equity                                    0.80%      0.25%     0.16%
EQ/UBS Growth and Income                         0.75%      0.25%     0.19%
-------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------
                                                                   Total                    Net Total
                                                                   Annual      Fee Waiv-     Annual
                                                    Underlying    Expenses    ers and/or    Expenses
                                                    Portfolio      Before       Expense       After
                                                    Fees and       Expense    Reimburse-     Expense
 Portfolio Name                                   Expenses(11)   Limitation    ments(12)   Limitations
-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                           --        1.73%          0.00%      1.73%
AXA Premier VIP High Yield                            --        0.76%            --       0.76%
AXA Premier VIP International Equity                  --        1.58%          0.00%      1.58%
AXA Premier VIP Large Cap Core Equity                 --        1.40%         (0.05)%     1.35%
AXA Premier VIP Large Cap Growth                      --        1.38%         (0.03)%     1.35%
AXA Premier VIP Large Cap Value                       --        1.37%         (0.02)%     1.35%
AXA Premier VIP Mid Cap Growth                        --        1.60%          0.00%      1.60%
AXA Premier VIP Mid Cap Value                         --        1.54%          0.00%      1.54%
AXA Premier VIP Technology                            --        1.67%          0.00%      1.67%
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                              --        0.60%            --       0.60%
EQ/Alliance Growth and Income                         --        0.69%            --       0.69%
EQ/Alliance Intermediate Government Securities        --        0.64%            --       0.64%
EQ/Alliance International                             --        0.93%         (0.08)%     0.85%
EQ/Alliance Large Cap Growth                          --        1.28%         (0.23)%     1.05%
EQ/Alliance Quality Bond                              --        0.63%            --       0.63%
EQ/Alliance Small Cap Growth                          --        0.88%            --       0.88%
EQ/Ariel Appreciation II                              --        8.01%         (6.86)%     1.15%
EQ/Bear Stearns Small Company Growth                  --        1.45%         (0.15)%     1.30%
EQ/Bernstein Diversified Value                        --        0.99%         (0.04)%     0.95%
EQ/Boston Advisors Equity Income                      --        1.16%         (0.11)%     1.05%
EQ/Calvert Socially Responsible                       --        1.17%         (0.12)%     1.05%
EQ/Capital Guardian Growth                            --        1.07%         (0.12)%     0.95%
EQ/Capital Guardian International                     --        1.33%         (0.13)%     1.20%
EQ/Capital Guardian Research                          --        1.03%         (0.08)%     0.95%
EQ/Capital Guardian U.S. Equity                       --        1.03%         (0.08)%     0.95%
EQ/Caywood-Scholl High Yield Bond                     --        1.09%         (0.09)%     1.00%
EQ/Equity 500 Index                                   --        0.38%            --       0.38%
EQ/Evergreen International Bond                       --        7.31%         (6.16)%     1.15%
EQ/Evergreen Omega                                    --        1.08%          0.00%      1.08%
EQ/FI Mid Cap                                         --        1.08%         (0.08)%     1.00%
EQ/FI Mid Cap Value                                   --        1.12%         (0.02)%     1.10%
EQ/GAMCO Mergers and Acquisitions                     --        1.81%         (0.36)%     1.45%
EQ/GAMCO Small Company Value                          --        1.18%          0.00%      1.18%
EQ/International Growth                               --        1.39%          0.00%      1.39%
EQ/Janus Large Cap Growth                             --        1.30%         (0.15)%     1.15%
EQ/JPMorgan Core Bond                                 --        0.82%          0.00%      0.82%
EQ/JPMorgan Value Opportunities                       --        1.00%         (0.05)%     0.95%
EQ/Lazard Small Cap Value                             --        1.12%         (0.02)%     1.10%
EQ/Legg Mason Value Equity                            --        3.97%         (2.97)%     1.00%
EQ/Long Term Bond                                     --        0.93%          0.00%      0.93%
EQ/Lord Abbett Growth and Income                      --        1.83%         (0.83)%     1.00%
EQ/Lord Abbett Large Cap Core                         --        2.22%         (1.22)%     1.00%
EQ/Lord Abbett Mid Cap Value                          --        1.35%         (0.30)%     1.05%
EQ/Marsico Focus                                      --        1.25%         (0.10)%     1.15%
EQ/Mercury Basic Value Equity                         --        0.95%          0.00%      0.95%
EQ/Mercury International Value                        --        1.33%         (0.08)%     1.25%
EQ/MFS Emerging Growth Companies                      --        1.04%            --       1.04%
EQ/MFS Investors Trust                                --        1.03%         (0.08)%     0.95%
EQ/Money Market                                       --        0.47%            --       0.47%
EQ/Montag & Caldwell Growth                           --        1.16%         (0.01)%     1.15%
EQ/PIMCO Real Return                                  --        1.04%         (0.14)%     0.90%
EQ/Short Duration Bond                                --        0.83%          0.00%      0.83%
EQ/Small Company Index                                --        0.66%          0.00%      0.66%
EQ/TCW Equity                                         --        1.21%         (0.06)%     1.15%
EQ/UBS Growth and Income                              --        1.19%         (0.14)%     1.05%
-------------------------------------------------------------------------------------------------------


                                                                    Fee table 11

----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Total                    Net Total
                                                                                           Annual     Fee Waiv-      Annual
                                                                            Underlying    Expenses    ers and/or    Expenses
                                        Manage-                              Portfolio     Before       Expense       After
                                         ment       12b-1       Other        Fees and     Expense     Reimburse-     Expense
 Portfolio Name                         Fees(8)   Fees(9)   Expenses(10)   Expenses(11)  Limitation    ments(12)   Limitations
----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock                  0.65%      0.25%     0.39%               --        1.29%        (0.29)%      1.00%
EQ/Van Kampen Emerging Markets Equity   1.15%      0.25%     0.48%               --        1.88%        (0.08)%      1.80%
EQ/Van Kampen Mid Cap Growth            0.70%      0.25%     0.83%               --        1.78%        (0.73)%      1.05%
EQ/Wells Fargo Montgomery Small Cap     0.85%      0.25%     2.28%               --        3.38%        (2.08)%      1.30%
----------------------------------------------------------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short
  Equity                                1.50%      0.25%     1.48%               --        3.23%        (0.02)%      3.21%
----------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS,INC.:
----------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II             0.75%      0.35%     0.28%               --        1.38%        (0.10)%      1.28%
----------------------------------------------------------------------------------------------------------------------------------


Notes:


(1) Important exceptions and limitations may eliminate or reduce the withdrawal charge.

(2) This charge is assessed on a per plan participant basis. Your employer may elect to pay these charges and we reserve the right to increase them.

(3)  A portion of this charge is for providing the death benefit.


(4) The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.35% of the value of the assets held in the variable investment options for the contract. We may lower these charges for particular plans to an annual rate of no less than 0.80% if the participation of the plan in the contract results in savings of sales or administrative expenses.


(5) The administrative charge is currently $7.50 per quarter or, if less, 0.50% of a participant's retirement account value plus the amount of any active loan. Your employer may elect to pay this charge. Exceptions apply to certain contracts where the participant's retirement account value is $25,000 or more (see "Quarterly administrative charge" in "Charges and expenses" later in this prospectus). We reserve the right to waive or increase this charge upon 90 days written notice to the employer or plan trustee.

(6) We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option for plans with 10 or more participants. We charge a fee of $25 per check drawn if the employer elects to have us distribute plan benefits and withdrawals. We reserve the right to waive in certain cases or increase these charges upon 90 days' written notice to the employer or plan trustee.


(7) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2005 and for the underlying portfolios.



(8) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (12) for any expense limitation agreement information.

(9) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. A "--" indicates that there is no Rule 12b-1 Plan in place for the Portfolio shown.

(10) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (12) for any expense limitation agreement information.


(11) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other port folios of EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/05. A "-" indicates that the latest portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.



(12) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A"-" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2007. Under these Agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the portfolio so that total annual operating expenses of the portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the fund's distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc. the manager of Laudus Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Fund, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



--------------------------------------------------------------------------------
   Portfolio Name
--------------------------------------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.73%
--------------------------------------------------------------------------------
   AXA Premier VIP Health Care             1.71%
--------------------------------------------------------------------------------
   AXA Premier VIP International Equity    1.54%
--------------------------------------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.33%
--------------------------------------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.33%
--------------------------------------------------------------------------------
   AXA Premier VIP Large Cap Value         1.29%
--------------------------------------------------------------------------------
   AXA Premier VIP Mid Cap Growth          1.55%
--------------------------------------------------------------------------------
   AXA Premier VIP Mid Cap Value           1.49%
--------------------------------------------------------------------------------



12 Fee table

--------------------------------------------------------------------------------
   Portfolio Name
--------------------------------------------------------------------------------
   AXA Premier VIP Technology              1.61%
--------------------------------------------------------------------------------
   EQ/Alliance Common Stock                0.58%
--------------------------------------------------------------------------------
   EQ/Alliance Growth and Income           0.66%
--------------------------------------------------------------------------------
   EQ/Alliance International               0.84%
--------------------------------------------------------------------------------
   EQ/Alliance Large Cap Growth            1.02%
--------------------------------------------------------------------------------
   EQ/Alliance Small Cap Growth            0.84%
--------------------------------------------------------------------------------
   EQ/Bernstein Diversified Value          0.88%
--------------------------------------------------------------------------------
   EQ/Boston Advisors Equity Income        1.04%
--------------------------------------------------------------------------------
   EQ/Calvert Socially Responsible         1.03%
--------------------------------------------------------------------------------
   EQ/Capital Guardian Growth              0.94%
--------------------------------------------------------------------------------
   EQ/Capital Guardian International       1.18%
--------------------------------------------------------------------------------
   EQ/Capital Guardian Research            0.94%
--------------------------------------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.94%
--------------------------------------------------------------------------------
   EQ/Evergreen Omega                      0.88%
--------------------------------------------------------------------------------
   EQ/FI Mid Cap                           0.95%
--------------------------------------------------------------------------------
   EQ/FI Mid Cap Value                     1.08%
--------------------------------------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions       1.38%
--------------------------------------------------------------------------------
   EQ/GAMCO Small Company Value            1.17%
--------------------------------------------------------------------------------
   EQ/International Growth                 1.22%
--------------------------------------------------------------------------------
   EQ/Janus Large Cap Growth               1.14%
--------------------------------------------------------------------------------
   EQ/Lazard Small Cap Value               1.01%
--------------------------------------------------------------------------------
   EQ/Legg Mason Value Equity              0.99%
--------------------------------------------------------------------------------
   EQ/Lord Abbett Growth and Income        0.97%
--------------------------------------------------------------------------------
   EQ/Lord Abbett Large Cap Core           0.99%
--------------------------------------------------------------------------------
   EQ/Lord Abbett Mid Cap Value            1.01%
--------------------------------------------------------------------------------
   EQ/Marsico Focus                        1.14%
--------------------------------------------------------------------------------
   EQ/Mercury Basic Value Equity           0.93%
--------------------------------------------------------------------------------
   EQ/MFS Emerging Growth Companies        1.01%
--------------------------------------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
--------------------------------------------------------------------------------
   EQ/Montag & Caldwell Growth             1.12%
--------------------------------------------------------------------------------
   EQ/UBS Growth and Income                1.04%
--------------------------------------------------------------------------------
   EQ/Van Kampen Comstock                  0.99%
--------------------------------------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity   1.78%
--------------------------------------------------------------------------------
   EQ/Van Kampen Mid Cap Growth            1.02%
--------------------------------------------------------------------------------
   EQ/Wells Fargo Montgomery Small Cap     1.12%
--------------------------------------------------------------------------------


EXAMPLES


These examples are intended to help you compare the cost of investing in the Momentum PLUS(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses (which expenses are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. The examples use a quarterly administrative charge based on the charges paid in 2005 , which results in an estimated annual administrative charge of 0.1046% of contract value.. (Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.) The examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer except for plans with 10 or fewer participants.


The guaranteed interest option is not covered by the fee table and examples. However, the quarterly administrative charge, the withdrawal charge, the plan loan charge, and the charge if you elect a Variable Immediate Annuity payout option, do apply to the guaranteed interest option. A market value adjustment (up or down) to amounts held in the guaranteed interest option may apply as a result of contract termination under certain circumstances.


These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                    Fee table 13

MOMENTUM PLUS(SM)



---------------------------------------------------------------------------------------------
                                                  If you surrender your contract at the end
                                                                   of the
                                                           applicable time period
---------------------------------------------------------------------------------------------
                                                   1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  916     $1,568     $2,245      $3,329
AXA Conservative Allocation                       $  887     $1,480     $2,101      $3,028
AXA Conservative-Plus Allocation                  $  890     $1,489     $2,115      $3,059
AXA Moderate Allocation                           $  870     $1,430     $2,018      $2,854
AXA Moderate-Plus Allocation                      $  908     $1,542     $2,202      $3,240
AXA Premier VIP Aggressive Equity                 $  852     $1,377     $1,930      $2,666
AXA Premier VIP Core Bond                         $  875     $1,445     $2,042      $2,906
AXA Premier VIP Health Care                       $  944     $1,649     $2,378      $3,601
AXA Premier VIP High Yield                        $  848     $1,365     $1,910      $2,624
AXA Premier VIP International Equity              $  929     $1,606     $2,307      $3,456
AXA Premier VIP Large Cap Core Equity             $  911     $1,553     $2,221      $3,280
AXA Premier VIP Large Cap Growth                  $  909     $1,547     $2,211      $3,260
AXA Premier VIP Large Cap Value                   $  909     $1,544     $2,207      $3,250
AXA Premier VIP Mid Cap Growth                    $  931     $1,611     $2,316      $3,476
AXA Premier VIP Mid Cap Value                     $  925     $1,594     $2,288      $3,417
AXA Premier VIP Technology                        $  938     $1,632     $2,350      $3,544
---------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  832     $1,317     $1,830      $2,450
EQ/Alliance Growth and Income                     $  841     $1,344     $1,874      $2,546
EQ/Alliance Intermediate Government Securities    $  836     $1,329     $1,849      $2,493
EQ/Alliance International                         $  865     $1,415     $1,992      $2,799
EQ/Alliance Large Cap Growth                      $  899     $1,517     $2,162      $3,157
EQ/Alliance Quality Bond                          $  835     $1,326     $1,844      $2,482
EQ/Alliance Small Cap Growth                      $  860     $1,400     $1,968      $2,747
EQ/Ariel Appreciation II                          $1,563     $3,349     $4,963      $7,990
EQ/Bear Stearns Small Company Growth              $  916     $1,567     $2,244      $3,326
EQ/Bernstein Diversified Value                    $  871     $1,432     $2,021      $2,861
EQ/Boston Advisors Equity Income                  $  888     $1,482     $2,104      $3,036
EQ/Calvert Socially Responsible                   $  888     $1,485     $2,109      $3,046
EQ/Capital Guardian Growth                        $  879     $1,456     $2,060      $2,944
EQ/Capital Guardian International                 $  904     $1,532     $2,186      $3,207
EQ/Capital Guardian Research                      $  875     $1,444     $2,041      $2,903
EQ/Capital Guardian U.S. Equity                   $  875     $1,444     $2,041      $2,903
EQ/Caywood-Scholl High Yield Bond                 $  881     $1,462     $2,070      $2,964
EQ/Equity 500 Index                               $  811     $1,251     $1,720      $2,211
EQ/Evergreen International Bond                   $1,494     $3,171     $4,710      $7,637
EQ/Evergreen Omega                                $  880     $1,459     $2,065      $2,954
EQ/FI Mid Cap                                     $  880     $1,459     $2,065      $2,954
---------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                                                              If you do not surrender your
                                                     If you annuitize at the end of the        contract at the end of the
                                                           applicable time period                applicable time period
-----------------------------------------------------------------------------------------------------------------------------
                                                   1 year    3 years    5 years    10 years    1 year    3 years    5 years
-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         $  655     $1,282     $1,934      $3,679      $305     $  932     $1,584
AXA Conservative Allocation                       $  623     $1,188     $1,779      $3,378      $273     $  838     $1,429
AXA Conservative-Plus Allocation                  $  626     $1,198     $1,795      $3,409      $276     $  848     $1,445
AXA Moderate Allocation                           $  605     $1,135     $1,691      $3,204      $255     $  785     $1,341
AXA Moderate-Plus Allocation                      $  645     $1,254     $1,888      $3,590      $295     $  904     $1,538
AXA Premier VIP Aggressive Equity                 $  586     $1,078     $1,596      $3,016      $236     $  728     $1,246
AXA Premier VIP Core Bond                         $  611     $1,151     $1,717      $3,256      $261     $  801     $1,367
AXA Premier VIP Health Care                       $  684     $1,369     $2,077      $3,951      $334     $1,019     $1,727
AXA Premier VIP High Yield                        $  582     $1,066     $1,575      $2,974      $232     $  716     $1,225
AXA Premier VIP International Equity              $  668     $1,322     $2,000      $3,806      $318     $  972     $1,650
AXA Premier VIP Large Cap Core Equity             $  649     $1,266     $1,908      $3,630      $299     $  916     $1,558
AXA Premier VIP Large Cap Growth                  $  647     $1,260     $1,898      $3,610      $297     $  910     $1,548
AXA Premier VIP Large Cap Value                   $  646     $1,257     $1,893      $3,600      $296     $  907     $1,543
AXA Premier VIP Mid Cap Growth                    $  670     $1,329     $2,011      $3,826      $320     $  979     $1,661
AXA Premier VIP Mid Cap Value                     $  664     $1,310     $1,980      $3,767      $314     $  960     $1,630
AXA Premier VIP Technology                        $  678     $1,350     $2,046      $3,894      $328     $1,000     $1,696
-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                          $  565     $1,014     $1,489      $2,800      $215     $  664     $1,139
EQ/Alliance Growth and Income                     $  575     $1,043     $1,537      $2,896      $225     $  693     $1,187
EQ/Alliance Intermediate Government Securities    $  569     $1,027     $1,510      $2,843      $219     $  677     $1,160
EQ/Alliance International                         $  600     $1,118     $1,663      $3,149      $250     $  768     $1,313
EQ/Alliance Large Cap Growth                      $  637     $1,228     $1,845      $3,507      $287     $  878     $1,495
EQ/Alliance Quality Bond                          $  568     $1,024     $1,505      $2,832      $218     $  674     $1,155
EQ/Alliance Small Cap Growth                      $  595     $1,103     $1,637      $3,097      $245     $  753     $1,287
EQ/Ariel Appreciation II                          $1,342     $3,183     $4,847      $8,340      $992     $2,833     $4,497
EQ/Bear Stearns Small Company Growth              $  654     $1,281     $1,933      $3,676      $304     $  931     $1,583
EQ/Bernstein Diversified Value                    $  606     $1,137     $1,695      $3,211      $256     $  787     $1,345
EQ/Boston Advisors Equity Income                  $  624     $1,191     $1,783      $3,386      $274     $  841     $1,433
EQ/Calvert Socially Responsible                   $  625     $1,194     $1,788      $3,396      $275     $  844     $1,438
EQ/Capital Guardian Growth                        $  614     $1,162     $1,736      $3,294      $264     $  812     $1,386
EQ/Capital Guardian International                 $  642     $1,244     $1,871      $3,557      $292     $  894     $1,521
EQ/Capital Guardian Research                      $  610     $1,150     $1,715      $3,253      $260     $  800     $1,365
EQ/Capital Guardian U.S. Equity                   $  610     $1,150     $1,715      $3,253      $260     $  800     $1,365
EQ/Caywood-Scholl High Yield Bond                 $  617     $1,169     $1,747      $3,314      $267     $  819     $1,397
EQ/Equity 500 Index                               $  542     $  944     $1,372      $2,561      $192     $  594     $1,022
EQ/Evergreen International Bond                   $1,269     $2,993     $4,576      $7,987      $919     $2,643     $4,226
EQ/Evergreen Omega                                $  616     $1,165     $1,741      $3,304      $266     $  815     $1,391
EQ/FI Mid Cap                                     $  616     $1,165     $1,741      $3,304      $266     $  815     $1,391
-----------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------
                                        If you do not surrender your
                                         contract at the end of the
                                           applicable time period
---------------------------------------------------------------------
                                                   10 years
---------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------
AXA Aggressive Allocation                          $3,329
AXA Conservative Allocation                        $3,028
AXA Conservative-Plus Allocation                   $3,059
AXA Moderate Allocation                            $2,854
AXA Moderate-Plus Allocation                       $3,240
AXA Premier VIP Aggressive Equity                  $2,666
AXA Premier VIP Core Bond                          $2,906
AXA Premier VIP Health Care                        $3,601
AXA Premier VIP High Yield                         $2,624
AXA Premier VIP International Equity               $3,456
AXA Premier VIP Large Cap Core Equity              $3,280
AXA Premier VIP Large Cap Growth                   $3,260
AXA Premier VIP Large Cap Value                    $3,250
AXA Premier VIP Mid Cap Growth                     $3,476
AXA Premier VIP Mid Cap Value                      $3,417
AXA Premier VIP Technology                         $3,544
------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------
EQ/Alliance Common Stock                           $2,450
EQ/Alliance Growth and Income                      $2,546
EQ/Alliance Intermediate Government Securities     $2,493
EQ/Alliance International                          $2,799
EQ/Alliance Large Cap Growth                       $3,157
EQ/Alliance Quality Bond                           $2,482
EQ/Alliance Small Cap Growth                       $2,747
EQ/Ariel Appreciation II                           $7,990
EQ/Bear Stearns Small Company Growth               $3,326
EQ/Bernstein Diversified Value                     $2,861
EQ/Boston Advisors Equity Income                   $3,036
EQ/Calvert Socially Responsible                    $3,046
EQ/Capital Guardian Growth                         $2,944
EQ/Capital Guardian International                  $3,207
EQ/Capital Guardian Research                       $2,903
EQ/Capital Guardian U.S. Equity                    $2,903
EQ/Caywood-Scholl High Yield Bond                  $2,964
EQ/Equity 500 Index                                $2,211
EQ/Evergreen International Bond                    $7,637
EQ/Evergreen Omega                                 $2,954
EQ/FI Mid Cap                                      $2,954
------------------------------------------------------------



14 Fee table

--------------------------------------------------------------------------------------------------------------------------------
                                         If you surrender your contract at the end
                                                          of the                        If you annuitize at the end of the
                                                  applicable time period                      applicable time period
--------------------------------------------------------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value                      $  884     $1,470     $2,085      $2,995      $620     $1,178     $1,762      $3,345
EQ/GAMCO Mergers and Acquisitions        $  952     $1,672     $2,414      $3,675      $692     $1,393     $2,115      $4,025
EQ/GAMCO Small Company Value             $  889     $1,488     $2,114      $3,056      $626     $1,197     $1,793      $3,406
EQ/International Growth                  $  910     $1,549     $2,215      $3,267      $648     $1,262     $1,902      $3,617
EQ/Janus Large Cap Growth                $  901     $1,523     $2,172      $3,177      $639     $1,234     $1,855      $3,527
EQ/JPMorgan Core Bond                    $  854     $1,382     $1,938      $2,684      $588     $1,084     $1,605      $3,034
EQ/JPMorgan Value Opportunities          $  872     $1,435     $2,026      $2,872      $607     $1,140     $1,700      $3,222
EQ/Lazard Small Cap Value                $  884     $1,470     $2,085      $2,995      $620     $1,178     $1,762      $3,345
EQ/Legg Mason Value Equity               $1,165     $2,282     $3,384      $5,514      $919     $2,044     $3,155      $5,864
EQ/Long Term Bond                        $  865     $1,415     $1,992      $2,799      $600     $1,118     $1,663      $3,149
EQ/Lord Abbett Growth and Income         $  954     $1,677     $2,424      $3,694      $694     $1,399     $2,126      $4,044
EQ/Lord Abbett Large Cap Core            $  992     $1,790     $2,606      $4,057      $735     $1,519     $2,320      $4,407
EQ/Lord Abbett Mid Cap Value             $  906     $1,538     $2,196      $3,227      $644     $1,250     $1,881      $3,577
EQ/Marsico Focus                         $  896     $1,509     $2,147      $3,127      $633     $1,219     $1,830      $3,477
EQ/Mercury Basic Value Equity            $  867     $1,420     $2,002      $2,820      $602     $1,125     $1,674      $3,170
EQ/Mercury International Value           $  904     $1,532     $2,186      $3,207      $642     $1,244     $1,871      $3,557
EQ/MFS Emerging Growth Companies         $  876     $1,447     $2,046      $2,913      $611     $1,153     $1,721      $3,263
EQ/MFS Investors Trust                   $  875     $1,444     $2,041      $2,903      $610     $1,150     $1,715      $3,253
EQ/Money Market                          $  819     $1,278     $1,765      $2,309      $552     $  973     $1,420      $2,659
EQ/Montag & Caldwell Growth              $  888     $1,482     $2,104      $3,036      $624     $1,191     $1,783      $3,386
EQ/PIMCO Real Return                     $  876     $1,447     $2,046      $2,913      $611     $1,153     $1,721      $3,263
EQ/Short Duration Bond                   $  855     $1,385     $1,943      $2,694      $589     $1,087     $1,611      $3,044
EQ/Small Company Index                   $  838     $1,335     $1,859      $2,514      $571     $1,033     $1,521      $2,864
EQ/TCW Equity                            $  892     $1,497     $2,128      $3,086      $629     $1,206     $1,809      $3,436
EQ/UBS Growth and Income                 $  890     $1,491     $2,119      $3,066      $627     $1,200     $1,799      $3,416
EQ/Van Kampen Comstock                   $  900     $1,520     $2,167      $3,167      $638     $1,231     $1,850      $3,517
EQ/Van Kampen Emerging Markets Equity    $  958     $1,692     $2,447      $3,741      $699     $1,414     $2,151      $4,091
EQ/Van Kampen Mid Cap Growth             $  949     $1,663     $2,400      $3,646      $689     $1,383     $2,100      $3,996
EQ/Wells Fargo Montgomery Small Cap      $1,106     $2,118     $3,128      $5,052      $857     $1,869     $2,881      $5,402
--------------------------------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short
  Equity                                 $1,092     $2,077     $3,064      $4,933      $841     $1,825     $2,811      $5,283
--------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II              $  909     $1,547     $2,211      $3,260      $647     $1,260     $1,898      $3,610
--------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------
                                         If you do not surrender your contract at
                                                      the end of the
                                                  applicable time period
-----------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------
EQ/FI Mid Cap Value                        $270     $  828     $1,412     $2,995
EQ/GAMCO Mergers and Acquisitions          $342     $1,043     $1,765     $3,675
EQ/GAMCO Small Company Value               $276     $  847     $1,443     $3,056
EQ/International Growth                    $298     $  912     $1,552     $3,267
EQ/Janus Large Cap Growth                  $289     $  884     $1,505     $3,177
EQ/JPMorgan Core Bond                      $238     $  734     $1,255     $2,684
EQ/JPMorgan Value Opportunities            $257     $  790     $1,350     $2,872
EQ/Lazard Small Cap Value                  $270     $  828     $1,412     $2,995
EQ/Legg Mason Value Equity                 $569     $1,694     $2,805     $5,514
EQ/Long Term Bond                          $250     $  768     $1,313     $2,799
EQ/Lord Abbett Growth and Income           $344     $1,049     $1,776     $3,694
EQ/Lord Abbett Large Cap Core              $385     $1,169     $1,970     $4,057
EQ/Lord Abbett Mid Cap Value               $294     $  900     $1,531     $3,227
EQ/Marsico Focus                           $283     $  869     $1,480     $3,127
EQ/Mercury Basic Value Equity              $252     $  775     $1,324     $2,820
EQ/Mercury International Value             $292     $  894     $1,521     $3,207
EQ/MFS Emerging Growth Companies           $261     $  803     $1,371     $2,913
EQ/MFS Investors Trust                     $260     $  800     $1,365     $2,903
EQ/Money Market                            $202     $  623     $1,070     $2,309
EQ/Montag & Caldwell Growth                $274     $  841     $1,433     $3,036
EQ/PIMCO Real Return                       $261     $  803     $1,371     $2,913
EQ/Short Duration Bond                     $239     $  737     $1,261     $2,694
EQ/Small Company Index                     $221     $  683     $1,171     $2,514
EQ/TCW Equity                              $279     $  856     $1,459     $3,086
EQ/UBS Growth and Income                   $277     $  850     $1,449     $3,066
EQ/Van Kampen Comstock                     $288     $  881     $1,500     $3,167
EQ/Van Kampen Emerging Markets Equity      $349     $1,064     $1,801     $3,741
EQ/Van Kampen Mid Cap Growth               $339     $1,033     $1,750     $3,646
EQ/Wells Fargo Montgomery Small Cap        $507     $1,519     $2,531     $5,052
-----------------------------------------------------------------------------------
 LAUDUS VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short
  Equity                                   $491     $1,475     $2,461     $4,933
-----------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------
U.S. Real Estate - Class II                $297     $  910     $1,548     $3,260
-----------------------------------------------------------------------------------



                                                                    Fee table 15

CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this prospectus for the unit values and number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2005.



16 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees, as applicable, may make contributions at any time by either ACH transfer, wire transfer or check. Participants should not send contributions directly to AXA Equitable. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We do not accept third-party checks endorsed to us except for rollover contributions from a qualified plan, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form. We also have the right to stop accepting contributions upon notice to employers and plan trustees.

An initial contribution must generally be preceded or accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. Employers should send all contributions to AXA Equitable at the processing office. See "How to reach us" earlier in this prospectus.


The contract owner may instruct us to accept a participant's plan investment allocations as the contract allocation with respect to plan assets attributable to a participant's retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant's enrollment form. If we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will notify the employer or plan trustee, as applicable, and request corrected instructions.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.

--------------------------------------------------------------------------------
Generally, our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


The investment options available are the variable investment options and the guaranteed interest option.



VARIABLE INVESTMENT OPTIONS

Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Only 25 investment options can be active at any one time. Listed below are the currently available portfolios, their investment objectives and their advisers.


--------------------------------------------------------------------------------
The employer or plan trustee, as applicable, can choose from among the variable investment options.
--------------------------------------------------------------------------------

                                              Contract features and benefits  17

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as the Momentum PLUS(SM) variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these portfolios, listed in the chart below, are those who make the investment decisions for each portfolio. The chart also indicates the investment manager for each of the other portfolios.


------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o Legg Mason Capital Management, Inc.
                                                                                         o MFS Investment Management
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     To seek a balance of a high current income and capital     o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company
                                                                                           LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Long-term growth of capital.                               o A I M Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    High total return through a combination of current         o Pacific Investment Management Company
                              income and capital appreciation.                             LLC
                                                                                         o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Long-term growth of capital.                               o AllianceBernstein L.P.
 INTERNATIONAL EQUITY                                                                    o J.P. Morgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Long-term growth of capital.                               o AllianceBernstein L.P.
 CORE EQUITY                                                                             o Janus Capital Management LLC
                                                                                         o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Long-term growth of capital.                               o AllianceBernstein L.P.
 GROWTH                                                                                  o RCM Capital Management LLC
                                                                                         o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------



18 Contract features and benefits

Portfolios of the Trusts (continued)
--------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                   Objective
--------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Long-term growth of capital.
 VALUE
--------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP          Long-term growth of capital.
 GROWTH
--------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP VALUE    Long-term growth of capital.
--------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Long-term growth of capital.
--------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                   Objective
--------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.
--------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.
 INCOME
--------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with
 GOVERNMENT SECURITIES           relative stability of principal.
--------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.
--------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP            Seeks to achieve long-term growth of capital.
 GROWTH
--------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with
                                 moderate risk to capital.
--------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.
 GROWTH
--------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II         Seeks long-term capital appreciation.
--------------------------------------------------------------------------------------
EQ/BEAR STEARNS                  Seeks to achieve capital appreciation.
 SMALL COMPANY GROWTH
--------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.
--------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY        Seeks a combination of growth and income to achieve an
 INCOME                          above-average and consistent total return.
--------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.
 RESPONSIBLE
--------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH       Seeks long-term growth of capital.
--------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.
 INTERNATIONAL
--------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.
 RESEARCH
--------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Adviser(s)
--------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        o AllianceBernstein L.P.
 VALUE                           o Institutional Capital Corporation
                                 o MFS Investment Management
--------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP          o AllianceBernstein L.P.
 GROWTH                          o Franklin Advisers, Inc.
                                 o Provident Investment Counsel, Inc.
--------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP VALUE    o AXA Rosenberg Investment Management LLC
                                 o TCW Investment Management Company
                                 o Wellington Management Company, LLP
--------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       o Firsthand Capital Management, Inc.
                                 o RCM Capital Management LLC
                                 o Wellington Management Company, LLP
--------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                   Adviser(s)
--------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         o AllianceBernstein L.P.
--------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           o AllianceBernstein L.P.
 INCOME
--------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         o AllianceBernstein L.P.
 GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        o AllianceBernstein L.P.
--------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP            o AllianceBernstein L.P.
 GROWTH
--------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         o AllianceBernstein L.P.
--------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            o AllianceBernstein L.P.
 GROWTH
--------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II         o Ariel Capital Management, LLC
--------------------------------------------------------------------------------------
EQ/BEAR STEARNS                  o Bear Stearns Asset Management Inc.
 SMALL COMPANY GROWTH
--------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   o AllianceBernstein L.P.
--------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY        o Boston Advisors, LLC
 INCOME
--------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              o Calvert Asset Management Company, Inc.
 RESPONSIBLE                       and Bridgeway Capital Management
                                   Inc.Brown Capital Management, Inc.
--------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH       o Capital Guardian Trust Company
--------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              o Capital Guardian Trust Company
 INTERNATIONAL
--------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              o Capital Guardian Trust Company
 RESEARCH
--------------------------------------------------------------------------------------


                                               Contract features and benefits 19

Portfolios of the Trusts (continued)

--------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                 Objective
--------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.
 EQUITY
--------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.
 YIELD BOND
--------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level
                               consistent with that of the S&P 500 Index.
--------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL     Seeks capital growth and current income.
 BOND
--------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.
--------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.
--------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE            Seeks long-term capital appreciation.
--------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           Seeks to achieve capital appreciation.
 ACQUISITIONS
--------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.
 VALUE
--------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.
--------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with
                               moderate risk to capital and maintenance of liquidity.
--------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Long-term capital appreciation.
 OPPORTUNITIES
--------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.
--------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.
--------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks long-term growth of capital
--------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt obligations.
--------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without
 INCOME                        excessive fluctuation in market value.
--------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Capital appreciation and growth of income with
 CORE                          reasonable risk.
--------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.
--------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.
--------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily, income.
 EQUITY
--------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL       Seeks to provide current income and long-term growth of
 VALUE                         income, accompanied by growth of capital.
--------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.
 COMPANIES
--------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                 Adviser(s)
--------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       o Capital Guardian Trust Company
 EQUITY
--------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         o Caywood-Scholl Capital Management
 YIELD BOND
--------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            o AllianceBernstein L.P.
--------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL     o Evergreen Investment Management Company, LLC
 BOND
--------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             o Evergreen Investment Management Company, LLC
--------------------------------------------------------------------------------------
EQ/FI MID CAP                  o Fidelity Management & Research Company
--------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE            o Fidelity Management & Research Company
--------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           o GAMCO Asset Management Inc.
 ACQUISITIONS
--------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         o GAMCO Asset Management Inc
 VALUE
--------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        o MFS Investment Management
--------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          o J.P. Morgan Investment Management Inc.
--------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
--------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      o Janus Capital Management LLC
--------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      o Lazard Asset Management LLC
--------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     o Legg Mason Capital Management, Inc.
--------------------------------------------------------------------------------------
EQ/LONG TERM BOND              o Mercury Advisors
--------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      o Lord, Abbett & Co. LLC
 INCOME
--------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       o Lord, Abbett & Co. LLC
 CORE
--------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   o Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               o Marsico Capital Management, LLC
--------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         o Mercury Advisors
 EQUITY
--------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL       o Merrill Lynch Investment Managers International
 VALUE                           Limited
--------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         o MFS Investment Management
 COMPANIES
--------------------------------------------------------------------------------------


20 Contract features and benefits

Portfolios of the Trusts (continued)

--------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                 Objective
--------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST         Seeks long-term growth of capital with a secondary
                               objective to seek reasonable current income. For purposes
                               of this Portfolio, the words "reasonable current income"
                               mean moderate income.
--------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve
                               its assets and maintain liquidity.
--------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.
 GROWTH
--------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks maximum real return consistent with preservation
                               of real capital and prudent investment management.
--------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks current income with reduced volatility of principal.
--------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the
                               deduction of portfolio expenses) the total return of the
                               Russell 2000 Index.
--------------------------------------------------------------------------------------
EQ/TCW EQUITY                  Seeks to achieve long-term capital appreciation.
--------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital
                               appreciation with income as a secondary consideration.
--------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK         Capital growth and income.
--------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING         Seeks long-term capital appreciation.
 MARKETS EQUITY
--------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP          Capital growth.
 GROWTH
--------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY      Seeks long-term capital appreciation.
 SMALL CAP
--------------------------------------------------------------------------------------
LAUDUS VARIABLE
INSURANCE TRUST
PORTFOLIO NAME                 Objective
--------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE     Seeks to increase the value of your investment in bull
 LONG/SHORT EQUITY             markets and bear markets through strategies that are
                               designed to have limited exposure to general equity
                               market risk.
--------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
PORTFOLIO NAME                 Objective
--------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II   Seeks to provide above average current income and long-
                               term capital appreciation by investing primarily in
                               equity securities of companies in the U.S. real estate
                               industry, including real estate investment trusts.
--------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                 Adviser(s)
--------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST         o MFS Investment Management
--------------------------------------------------------------------------------------
EQ/MONEY MARKET                o The Dreyfus Corporation
--------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           o Montag & Caldwell, Inc.
 GROWTH
--------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           o Pacific Investment Management Company,
                                 LLC
--------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         o Mercury Advisors
--------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         o AllianceBernstein L. P.
--------------------------------------------------------------------------------------
EQ/TCW EQUITY                  o TCW Investment Management Company
--------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       o UBS Global Asset Management
                                 (Americas) Inc.
--------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK         o Morgan Stanley Investment
                                 Management Inc.
--------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING         o Morgan Stanley Investment
 MARKETS EQUITY                  Management Inc.
--------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP          o Morgan Stanley Investment
 GROWTH                          Management Inc.
--------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY      o Wells Capital Management Inc.
 SMALL CAP
--------------------------------------------------------------------------------------
LAUDUS VARIABLE
INSURANCE TRUST
PORTFOLIO NAME                 Investment Manager/Adviser
--------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE     o Charles Schwab Investment Management,
 LONG/SHORT EQUITY               Inc.
                               o AXA Rosenberg Investment
                                 Management LLC
--------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
PORTFOLIO NAME                  Investment Manager
--------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II   o Van Kampen (is the name under which Morgan Stanley
                                 Investment Management Inc. does business in certain
                                 situations)
--------------------------------------------------------------------------------------


You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-528-0204.


                                               Contract features and benefits 21

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective interest rates, but before deduction of quarterly administrative charges or any withdrawal charges.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.


Allocations to the guaranteed interest option are guaranteed to earn interest at least equal to the yearly guaranteed interest rate. The guaranteed interest rate for 2006 is 3%. We guarantee that the yearly guaranteed interest rate will never be less than 3%.


Currently, we also declare a quarterly interest rate that will not be lower than the yearly guaranteed interest rate. The current quarterly rate applies to all amounts in the guaranteed interest account. We can discontinue our practice of declaring quarterly rates at our discretion. We may also declare rates based on:

o the date amounts were credited to the account, or

o the date your employer's plan enrolled under the contract.


CONTRACT TERMINATION

Contract termination occurs:

1. when the employer or plan trustee informs us that it is terminating a plan's participation under the contract, in whole or in part, or

2. when we deliver written notice to the employer or plan trustee that we are terminating a plan's participation under the contract because:

     (a) the plan fails to qualify under the Code, or

     (b) we cannot properly administer the contract because the plan has failed to provide us with the necessary participant information.


EFFECTS OF PLAN OR CONTRACT TERMINATION

We will generally pay withdrawals from the guaranteed interest option following a contract termination, or on behalf of a participant covered by a plan that has terminated, in six annual installments. However, in the case of a contract termination, employers may instead elect to receive such amounts immediately in a single payment. The single payment will be subject to a market value adjustment (discussed below). Amounts payable in installments are not subject to a withdrawal charge.

There is no installment payout requirement or a market value adjustment for withdrawals made:

(1) as a result of:

    o a participant's death,

    o attainment of the normal retirement age under the employer's plan,

    o disability, or

    o separation from service;

(2) to purchase an annuity payout option that depends on the life of an annuitant; or

(3) to satisfy the Code's minimum distribution requirements.

We do not permit transfers to or from the guaranteed interest option once installment payments begin after a contract termination. Transfers out of the guaranteed interest option are also restricted for terminated plan participants once we receive notice of a plan termination. A "plan termination" is the termination, either in whole or in part, of the employer's defined contribution plan when there is no successor plan. Employers and plan trustees, as applicable, must give us 90 days' advance notice of a plan termination.

We will make single sum payments (and impose a market value adjustment) rather than make installment payments under certain circumstances such as when there are relatively few participants remaining following a plan termination.


MARKET VALUE ADJUSTMENT

To determine the market value adjustment, we calculate the amount of the market value change (which may be positive or negative) for each calendar quarter that an employer's plan held amounts attributable to participant plan account values in the guaranteed interest option (each a "quarterly period"). We calculate each market value change for each quarterly period as follows:

(1) We subtract the average interest rate on 5-year U.S. Treasury notes during the quarterly period from the interest rate of a 5-year U.S. Treasury note on the calculation date. The "calculation date" will be the fifth business day prior to the date we pay the withdrawal.

(2) We multiply the result in (1) by the employer's net cash flow in the guaranteed interest option. Net cash flow is contributions, interest credited and transfers in, minus withdrawals, transfers out and fees. The actions of other participants (e.g., transfers, withdrawals, etc.) can affect a plan's cash flow, and thus the amount of the market value adjustment applied to your withdrawal.

(3) We then multiply the result in (2) by a fraction equal to the number of calendar days from the date of the withdrawal to the maturity date for the given quarterly period over 365. The "maturity date" is the fifth anniversary of the first business day of the given quarterly period.

Finally we add together the amount of each market value change for each quarterly period, and divide by the total amount of retirement account values held in the guaranteed interest option under your employer's plan on the date of the withdrawal. If the sum of these market value changes is negative, then the market value adjustment is zero. If it is positive, this is the market value adjustment that is imposed, subject to the following conditions:


22  Contract features and benefits

o We will not disburse less than the amounts contributed to the guaranteed interest option on behalf of a participant plus interest credited at 3% (the minimum guaranteed rate). Further, the market value adjustment may not exceed 7%. We will reduce the market value adjustment as necessary to meet these conditions.

o If the withdrawal charge that applies to the amount withdrawn from the guaranteed interest option is greater than the market value adjustment, we will impose the withdrawal charge instead of the market value adjustment.

The contract prohibits the employer or plan trustee, as applicable, from influencing participants' decisions regarding allocations, transfers or withdrawals to or from the guaranteed interest option. We may prohibit transfers to or from the guaranteed interest option and/or impose a contract termination for violations of this provision.


SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time. Selections are made at the time of application, but may be changed subject to our rules in effect at that time.


If any one of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, AXA Premier VIP Core Bond, AXA Premier VIP High Yield, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, EQ/Caywood-Sholl High Yield Bond, EQ/Evergreen International Bond, EQ/JPMorgan Core Bond, EQ/Long Term Bond, EQ/PIMCO Real Return or EQ/Short Duration Bond options is chosen, the EQ/Money Market option must also be selected. Also, if the guaranteed interest option and any one of the above-listed options are selected, certain restrictions will apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options" later in this prospectus. Lastly, if none of the above-listed options is selected, the guaranteed interest option must be elected as a funding option.



ALLOCATING YOUR CONTRIBUTIONS


If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will generally provide those allocation percentages. In trustee-directed plans, the plan trustee will provide those percentages. You may allocate contribution sources (employer and employee) in different percentages. Some plans may allow participant-directed contributions only for employee post-tax and salary-deferral contributions.


You as a participant should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer's plan, a participant can change his or her allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner, a participant can use TOPS or EQAccess to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.


                                              Contract features and benefits  23

2. Determining your retirement account value

--------------------------------------------------------------------------------

YOUR RETIREMENT ACCOUNT VALUE

The "retirement account value" is the total of the values attributable to a participant's plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

If a partial or full withdrawal is made or if the contract owner terminates a plan's participation in the MOMENTUM PLUS(SM) program, participant retirement account values will be reduced by any withdrawal charge and/or any market value adjustment that applies.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by "units." The value of units will increase or decrease as though you had invested in the corresponding portfolio's shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day's value for one unit. The number of contract units in any variable investment option does not change unless they are:

(i)  increased to reflect additional contributions,

(ii) decreased to reflect a withdrawal (plus applicable withdrawal charges),

(iii)decreased to reflect a loan, or increased to reflect a loan repayment, or

(iv) increased to reflect a transfer into or decreased to reflect a transfer out of investment options.

In addition, when we deduct the withdrawal charge, the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

The value in the guaranteed interest option at any time will equal: contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans and transfers out of the option, and charges we deduct.



24  Determining your retirement account value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Automatic asset rebalancing for participant retirement account values" below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, "you" and "your" refer to the participant in this section.


Participants may make transfer requests by filing a request form to transfer with their employer or plan trustee to be forwarded to our processing office. You can also use our TOPS or EQ/Access systems to make transfers among the investment options if your employer has adopted the system and authorized its use.


If your employer elects to fund your plan with the guaranteed interest option and any of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, AXA Premier VIP Core Bond, AXA Premier VIP High Yield, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, EQ/Caywood-Sholl High Yield Bond, EQ/Evergreen International Bond, EQ/JPMorgan Core Bond, EQ/Long Term Bond, EQ/Money Market EQ/PIMCO Real Return or EQ/Short Duration Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other variable investment option during a "transfer period" is the greater of (i) and (ii) below:


(i) 25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter, or

(ii) the total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.

From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.

--------------------------------------------------------------------------------
A transfer period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters.
--------------------------------------------------------------------------------
Generally, this means that new participants may not transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.


We will not permit transfers out of the guaranteed interest option for 90 days after we receive notice of a plan termination. After 90 days, the transfer limitation described above will go into effect for all transfers (regardless of which variable investment options are available under your employer's plan).


Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.

If the employer or plan trustee, as applicable, has transferred assets to the MOMENTUM PLUS(SM) contract from another funding vehicle, you may transfer, for the remainder of the calendar year in which the assets have been transferred, up to 25% of the amount that is initially allocated to the guaranteed interest option on your behalf.


We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY


You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign



                            Transferring your money among investment options  25
securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us owner/participant trading activity. The affiliated trusts currently consider transfer into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners/participants, we will work with the unaffiliated trust to review contract owner/participant trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner/participant is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner/participant explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/participants. As of the date of this prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner/participant.

Contract owners/participants should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


AUTOMATIC ASSET REBALANCING FOR PARTICIPANT RETIREMENT ACCOUNT VALUES

Subject to contract owner approval and availability under your employer's plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options and the guaranteed interest option which your employer has selected for your plan. You must tell us:

(a) the percentage you want invested in each investment option (whole percentages only), and


(b) how often you want the rebalancing to occur (quarterly, semiannually or annually).


While your rebalancing program is in effect, we will transfer amounts among each investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date.


--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. Please note that the allocation percentages used for this feature will also be used as your allocation percentages for future contributions.



26  Transferring your money among investment options

You may change your allocation instructions or cancel the program at any time.


                            Transferring your money among investment options  27

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 59-1/2) federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information" later in this prospectus.

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.

Withdrawals or terminations may result in a withdrawal charge, an installment payout and/or a market value adjustment. See "Effects of plan or contract termination" under "Contract features and benefits" earlier in this prospectus and "Charges that AXA Equitable deducts" under "Charges and expenses" later in this prospectus.


INSTALLMENT PAYMENTS (SYSTEMATIC WITHDRAWALS)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semi-annual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected then installment payments will be made on the first day of the month.

Installment payments may be elected under the MOMENTUM PLUS(SM) contract if a participant's:

o plan (which must be either a full service or basic recordkeeping plan as described under "Plan recordkeeping services" later in this prospectus) permits it and the contract owner elects to make this option available to the participants;

o retirement account value is not subject to a withdrawal charge, as fully explained in "Charges and expenses" later in this prospectus; and

o  account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.

It is the plan sponsor's responsibility to ensure that payments received meet any applicable requirements of the Code.

Once elected, installment payments shall continue until the retirement account value is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant's written request to cancel installment payments.


FORFEITURES

Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Master Plan and Trust and the Pooled Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the "default option." The default option is the EQ/Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.

We will reallocate amounts from the forfeiture account as contributions to participant accounts in accordance with instructions received by the employer or plan trustee, whichever applies. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.


PLAN LOANS

The contract permits your employer or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Master Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or prototype plan depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUM PLUS(SM) program may also transfer outstanding plan loans to the contract. We call these loans "takeover loans." We will allocate repayments of takeover loans to the investment options elected on the takeover loan form.


28  Accessing your money

Effective January 1, 2002, plan loans to sole proprietors, partners and S corporation owners are exempt from the prohibited transaction rules for plan loans, similar to non-owner employees. Therefore, they can borrow on the same basis as their employees.

Consult with your attorney or tax adviser regarding the advisability and procedures for obtaining such an exemption.

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loans. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance in the previous twelve months over the outstanding balance of plan loans on the date the loan was made. When you request the loan you may specify from which investment options the plan loan is to be deducted. The loan term must comply with any law that applies. See "Additional Loan Provisions" in the SAI and "Tax information" later in this prospectus.

For a description of charges associated with plan loans, see "Plan loan charges" under "Charges and expenses" later in this prospectus.

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.


Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. Participants should send plan loan repayments to the plan administrator and not to AXA Equitable. All plan loan payments made by the plan administrator to us must be made by ACH transfers, check or wire transfer subject to the same rules for contributions. See "How contributions can be made" earlier in this prospectus.


You may prepay a plan loan in whole or in part at any time. We will apply any payments we receive to interest first and principal second. Plan loan repayments will be allocated to the investment options according to the instructions we receive on the loan request form.

A plan loan will be considered in default if:

o we do not receive the amount of any scheduled repayment within 90 days of its due date,

o  the participant dies, or

o  participation under the contract terminates.

We may then treat the plan loan principal as a withdrawal subject to the withdrawal charge.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of a death benefit, or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.


YOUR ANNUITY PAYOUT OPTIONS

When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant's retirement account value to purchase his or her annuity benefit. Subject to availability under an employer's plan and the Code, MOMENTUM PLUS(SM) will offer several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer's plan.


--------------------------------------------------------------------------------
Annuity Payout Options              Life annuity
                                    Life annuity with period certain
                                    Life annuity with refund certain
                                    Period certain annuity
                                    Qualified joint and survivor life
--------------------------------------------------------------------------------
Variable Immediate Annuity payout   Life annuity (not available in
  options                           New York)
                                    Life annuity with period certain
                                    Qualified joint and survivor life
--------------------------------------------------------------------------------


ANNUITY PAYOUT OPTIONS

A participant can choose from among the following annuity payout options:

o Life annuity: An annuity that guarantees payments for the rest of a participant's life. Payments end with the last monthly payment before a participant's death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death.

o Life annuity with period certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the end of a selected period of time ("period certain"),


                                                        Accessing your money  29
   provides payments to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the participant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. The guarantee period may not exceed a participant's life expectancy. This option does not guarantee payments for the rest of a participant's life.

o Qualified joint and survivor life annuity: An annuity that guarantees lifetime income to a participant and, after a participant's death, continuation of income to the participant's surviving spouse. Generally, unless married participants elect otherwise with the written consent of their spouse, this will be the normal form of annuity payment for plans such as the Master Plan and Trust.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant's life and, after a participant's death, continuation of payments to their surviving spouse. We offer other payout options not outlined here. AXA Equitable's financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

The MOMENTUM PLUS(SM) contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

The chart below compares the financial value of the different annuity payout options. The hypothetical example assumes at the time payments commence:

o a $100,000 initial contribution;

o both the annuitant and the joint annuitant are 65;

o fixed annuity rates that are currently guaranteed in the contract;

o no state premium taxes; and

o no withdrawal charges.

We can change the actuarial basis for the fixed annuity rates only for new contributions and only after the fifth anniversary of the date the contract is issued. Subsequent changes must be at least five years after any previous change. Certain legal requirements may limit the forms of annuity available to you.



--------------------------------------------------------------------------------
                          Amount to
                             be
                         Applied on    Rate per
                           Annuity     $1.00 of     Monthly
                            Form       Monthly      Annuity
      Annuity Form        Elected      Annuity     Provided
--------------------------------------------------------------------------------
Life                     $100,000   $ 207.42    $  482.11
5 Year Certain Life       100,000     208.32       480.04
10 Year Certain Life      100,000     211.15       473.60
15 Year Certain Life      100,000     216.29       462.34
20 Year Certain Life      100,000     224.23       445.98
100% Joint & Survivor     100,000     243.17       411.23
  Life
75% Joint & Survivor      100,000     234.24       426.92*
  Life
50% Joint & Survivor      100,000     225.30       443.86*
  Life
100% Joint & Survivor     100,000     243.19       411.20
-- 5 Year Certain
  Life**
100% Joint & Survivor     100,000     243.37       410.90
-- 10 Year Certain
  Life**
100% Joint & Survivor     100,000     244.03       409.79
-- 15 Year Certain
  Life**
100% Joint & Survivor     100,000     245.83       406.79
-- 20 Year Certain
  Life**
--------------------------------------------------------------------------------

* Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.

** You may also elect a joint and survivor annuity -- period certain with a monthly benefit payable to the surviving joint annuitant in any percentage between 50 and 100.



VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS


Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, the retirement account value used to purchase an annuity must be at least $3,500. Once an annuity payout option has been chosen and payments have begun, no changes can be made.

The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;

(2) the type of annuity chosen; and

(3) in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

--------------------------------------------------------------------------------
You, the participant, are the annuitant (or measuring life) for determining payments.
--------------------------------------------------------------------------------
MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70-1/2

Under the federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calen-


30  Accessing your money
dar year in which the participant reaches age 70-1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70-1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If a participant takes less than the required minimum distribution in any year, that participant could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).


AUTOMATIC MINIMUM WITHDRAWAL OPTION

The "automatic minimum withdrawal option" is a payment option we designed to help the participant meet lifetime required minimum distributions under federal income tax rules. If a participant elects the automatic minimum withdrawal option, we will withdraw the amount that federal income tax rules require a participant to withdraw from the participant's retirement account value. We calculate the amount to be withdrawn under this option based on the information given us, the various participant choices made, and certain assumptions. We assume that the funds held under the contract are the only funds subject to required minimum distributions. We are not responsible for errors that result from inaccuracies of participant information you provided. We describe the participant choices in the SAI.

A participant may elect the automatic minimum withdrawal option if the participant is at least 70-1/2 and has a retirement account value of at least $3,500. A participant can elect the automatic minimum withdrawal option by filing the proper election form with their employer.

A participant may discontinue the automatic minimum withdrawals program at any time. Generally, electing this option does not restrict a participant from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if a participant has an outstanding loan.

The minimum amount that a participant may receive under this option is $300, or the participant's retirement account value, whichever is less.


                                                        Accessing your money  31

5. The MOMENTUM PLUS(SM) program

--------------------------------------------------------------------------------

This section explains the MOMENTUM PLUS(SM) Program in further detail. It is intended for employers who wish to enroll in the MOMENTUM PLUS(SM) Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the scope of the MOMENTUM PLUS(SM) Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUM PLUS(SM) Program (other than the variable investment options) such as the Master Plan and Trust, the Pooled Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUM PLUS(SM) Program.

The MOMENTUM PLUS(SM) program offers, according to the terms of either the Master Plan and Trust or the Pooled Trust, a group variable annuity contract as a funding vehicle for employers who sponsor "qualified retirement plans." A defined contribution plan is a retirement plan that provides for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified defined contribution plan is a defined contribution plan that meets the requirements of Section 401(a) of the Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUM PLUS(SM) contract is a suitable funding vehicle for your defined contribution plan. You should read this prospectus and the MOMENTUM PLUS(SM) contract before entering into the contract.


MASTER PLAN AND TRUST

As an employer, subject to AXA Equitable's underwriting requirements, you can use the MOMENTUM PLUS(SM) program to adopt the Master Plan and Trust, in which case the Master Trust will be the sole funding vehicle for your plan. The Master Trust is funded by the contract.

The Master Plan and Trust consists of IRS approved master defined contribution plans, all of which use the same basic plan document. They include:

o a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the
   Code); and

o  a standardized and a nonstandardized defined contribution pension plan.

An employer may adopt one or more of these plans. The contract owner will instruct us to consider these as participant-directed plans. That means the plan participants choose which variable investment options to use for the investment of their plan accounts. The plans are designed to meet the requirements of Section 404(c) under the Employee Retirement Income Security Act of 1974 ("ERISA"). However, an employer is responsible for making sure that variable investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") regulation under Section 404(c). See "Certain rules applicable to plans designed to comply with Section 404(c) of ERISA" under "Tax information" later in this prospectus.

If you adopt the Master Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Master Plan and Trust.


POOLED TRUST

If you adopt the Pooled Trust, the contract provides that it must be your plan's sole funding vehicle unless we agree otherwise. Both the Pooled Trust and the Master Plan and Trust use the same group variable annuity contract (i.e., the MOMENTUM PLUS(SM) contract).

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you elect the basic plan recordkeeping option you may use either the Pooled Trust or your own individually designed or prototype qualified defined contribution plan document. You may not use the Master Plan. The full-service recordkeeping option is not available with the Pooled Trust. However, we may offer to perform additional plan recordkeeping services for an additional charge.


TRUSTEE

JPMorgan Chase Bank currently is the trustee under both the Pooled Trust and the Master Plan and Trust. The sole responsibility of JPMorgan Chase Bank is to serve as a party to the MOMENTUM PLUS(SM) contract. It has no responsibility for the administration of the MOMENTUM PLUS(SM) program or for any distributions or duties under the contract. The Master Plan and Trust and the Pooled Trust will not be available in certain states and in certain situations where the MOMENTUM PLUS(SM) contract is only issued directly to the employer or plan trustee. Employers in those states and situations will not be able to use our full-service plan recordkeeping option.


EMPLOYER'S RESPONSIBILITIES

If an employer elects the full-service recordkeeping option, their responsibilities relating to the administration and qualification of their plan will include:

o sending us contributions at the proper time;

o determining the amount of all contributions for each participant;

o maintaining all personnel records necessary for administering your plan;

o determining who is eligible to receive benefits;

o forwarding all the forms to us that employees are required to submit;


32  The MOMENTUM PLUS(SM) program

o arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

o  arranging to have our prospectuses distributed;

o  filing an annual information return for your plan with the IRS, if required;

o providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

o selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

o meeting the requirements of Section 404(c) under ERISA if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of an employer's plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or a prototype plan already have most of these responsibilities; therefore, adopting the Pooled Trust will not increase such responsibilities.


ADOPTING THE MOMENTUM PLUS(SM) PROGRAM

To adopt the Master Plan and Trust, you, as the employer, must complete and sign a participation agreement and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. Return your completed participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the contract.

Your financial professional can help you complete the participation agreement and the contract application. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM PLUS(SM) contract. We reserve the right to amend the MOMENTUM PLUS(SM) contract without the consent of any other person to comply with laws and regulations that may apply.


                                               The MOMENTUM PLUS(SM) program  33

6. Plan recordkeeping services

--------------------------------------------------------------------------------

We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Master Plan and Trust.


BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

o accounting by participant;

o accounting by source of contributions;

o plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

o provision of annual 5500 series Schedule A report information for use in making the plan's annual report to the IRS and the DOL;

o plan loan processing, if applicable; and

o 1099-R for defaulted loans.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with AXA Equitable. The written agreement specifies the fees for this service.


FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Master Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

o  Master Plan and Trust documents approved by the IRS;

o assistance in interpreting the Master Plan and Trust, including plan installation and ongoing administrative support;

o  assistance in annual reporting with the IRS and the DOL;

o plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

o  performance of vesting calculations;

o performance of special nondiscrimination tests applicable to Code Section 401(k) plans;

o  tracking of hardship withdrawal amounts in Code Section 401(k) plans;

o direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS; and

o  1099-R for defaulted loans.

Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.


34  Plan recordkeeping services

7. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

o A mortality and expense risks charge

o An expense charge

We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

o A quarterly administrative charge.

o A withdrawal charge when you make certain withdrawals.

o A loan set-up charge when a plan loan is made.

o A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

o Charges at the time annuity payments begin -- charges for state premium and other applicable taxes. An annuity administrative fee may also apply.

We also bill the employer directly an annual charge for plan recordkeeping services. More information about these charges appears below.


CHARGES UNDER THE CONTRACT


CHARGES TO VARIABLE INVESTMENT OPTIONS

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.35% for each variable investment option, of which 0.50% is for mortality risks, 0.60% is for expense risks and 0.25% is for other expenses.

The expense risk we assume is the risk that, over time, our actual expense of administering the contract will exceed the amounts we realize from the quarterly administrative expense charge, the expense charge and the loan charges. The mortality risk we assume is that annuitants, as a group, may live longer than anticipated under annuity payout options that depend on the life of an annuitant. We intend the charge for expenses to reimburse us for our costs in providing administrative services under the contract.

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.

QUARTERLY ADMINISTRATIVE CHARGE

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value to compensate us for administrative expenses relating to the contract. The charge is currently equal to a maximum charge of $7.50 or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How We Deduct The Momentum PLUS(SM) Quarterly Administrative Charge" in the SAI.

We will waive this charge for accounts of participants in plans that, prior to October 1, 1993, were using EQUI-VEST(R) Corporate Trusteed, EQUI-VEST(R) Unincorporated Trusteed, EQUI-VEST(R) Annuitant-Owned HR-10 or MomentumSM as a funding vehicle, and which transferred assets to this contract, or if the retirement account value of the MOMENTUM PLUS(SM) account is at least $25,000 on the last business day of each calendar quarter. This charge will be prorated for the calendar quarter in which the employer's plan enrolls under the contract. The charge will not be prorated, however, if a participant enrolls during any subsequent calendar quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees 90 days' written notice of any increase.

You, as employer, may choose to have this quarterly administrative charge billed to you directly for plans with 10 or more participants. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.


CHARGE FOR PLAN RECORDKEEPING SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer except for plans with 10 or fewer participants. This charge may be waived in certain cases. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We currently charge a $25 checkwriting fee for each check drawn under the service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.


WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account val-


                                                        Charges and expenses  35
ues to help pay the various sales and promotional expenses incurred in selling the contract. The withdrawal charge does not apply after the employer's plan has participated in the contract for five years.

Unless the employer's plan has participated in the contract for five years, we deduct a withdrawal charge for:

o in-service withdrawals that are direct rollovers to an individual retirement account or another qualified plan not funded by an AXA Equitable contract;



o lump sum withdrawals from the variable investment options following a plan termination;

o lump sum withdrawals from the guaranteed interest option following a plan termination if the market value adjustment is less than the withdrawal charge; and


o  surrenders following a contract termination.

In order to give the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The withdrawal charge is 6% of the amount withdrawn or, if less, 8.5% of vested contributions (less any prior withdrawal charges paid) made on behalf of the participant.

Forfeited retirement account value. If a portion of the retirement account value is forfeited under the terms of an employer's plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. No withdrawal charge applies to money in the forfeiture account that is reallocated to participant accounts. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.


WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

o the amount withdrawn is applied to the election of a life annuity payout option;

o  you, the participant, die, retire or become disabled;

o you, the participant, have separated from service (see Section 402(d)(4)(A) of the Code as in effect under the Tax Reform Act of 1986);

o the amount withdrawn is intended to satisfy the Code's minimum distribution requirements (Section 401(a)(9)) applicable after you turn age 70-1/2;

o the amount withdrawn is defined as a "hardship withdrawal" pursuant to Treasury Regulation 1.401(k)-1(d)(2). A hardship withdrawal is never subject to a withdrawal charge;

o the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

o the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

o the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such contributions were made and such withdrawal does not include any earnings attributable to such contributions; or

o the amount withdrawn is a request for a refund of contributions that the employer disallowed as a deduction for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance and such withdrawal does not include any earnings attributable to such contributions.


PLAN LOAN CHARGES


We will deduct a $25 charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has neither been repaid nor considered distributed under Section 72(p) of the Code.


We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per-quarter recordkeeping charge (but not the $25 set-up charge) will apply to takeover loans.

An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as state premium taxes in a participant's state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by jurisdiction and ranges from 0% to 1%. (The rate is 1% in Puerto Rico.)



VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATION FEE

We deduct a fee of up to $350 from amounts applied to a Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


36  Charges and expenses

o  Management fees ranging from 0.10% to 1.50%.

o  12b-1 fees of either 0.25% or 0.35% for Class IB/B and Class II shares.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative services fees, custodian fees and liability insurance.

o  Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and reflected in their unit values. For more information about these charges, please refer to the prospectuses of the Trusts.


CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administration, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.


                                                        Charges and expenses  37

8. Payment of death benefit


--------------------------------------------------------------------------------

DEATH BENEFIT AMOUNT

The death benefit is equal to the retirement account value, unless payments under an annuity payout option have already begun.

If the participant dies while a loan is outstanding, the unpaid loan balance will automatically default and be subject to federal income tax as a plan distribution.


DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1) A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of death, or

(2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to the date the participant would have turned age 70-1/2.

If, at death, a participant was already receiving benefits, the beneficiary can continue to receive benefits based on the payment option selected by the participant.


Under the MOMENTUM PLUS(SM) contract, on the day we receive due proof of death, we automatically transfer the participant's retirement account value to the default option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.


To designate a beneficiary or to change an earlier designation, you must have the employer send us a beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information" later in this prospectus.

We are not responsible for any beneficiary change request that we do not receive.


BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a) receive the death benefit in a single sum,

(b) apply the death benefit to an annuity payout option we offer,

(c) apply the death benefit to provide any other form of benefit payment we offer, or

(d) have the death benefit credited to an account under the MOMENTUM PLUS(SM) contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions.

If the beneficiary elects the last option then:

(1) the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules; and

(2) we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account.

The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time and federal income tax rules.

38  Payment of death benefit

9. Tax information

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President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA began to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.


OVERVIEW

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o participation, vesting and funding;

o nondiscrimination;

o limits on contributions and benefits;

o distributions;

o penalties;

o duties of fiduciaries;

o prohibited transactions; and

o withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.


This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options, which could make sweeping changes to many longstanding tax rules. Among the proposed options are new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to nonqualified deferred annuity contracts by annually taxing any withdrawable cash value build-up in such contracts. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options.


Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code Section 401 ("qualified plan"). You should be aware that using an annuity contract as the funding vehicle for a qualified plan does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of a guaranteed interest account and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and other tax qualified retirement arrangements such as IRAs. For this pur-



                                                             Tax information  39
pose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to Momentum Plus contracts because of the type of benefits provided under the contract. However, you should consider the potential implication of these Regulations before you purchase this annuity contract.


The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.



TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax.


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $44,000 or 100% of the compensation or earned income for each participant. In 2006, the employer may not consider compensation in excess of $220,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.

A qualified plan may allow the participant to direct the employer to make contributions by entering into a salary reduction agreement with the employer under Section 401(k) of the Code ("elective deferrals"). The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:


(1) reaching of age 59-1/2,

(2) death,

(3) disability,

(4) certain business dispositions and plan terminations, or

(5) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $15,000 in 2006 under all salary reduction arrangements with all employers in which the individual participates.

Participants who are at least age 50 at any time during 2006 can make an additional $5,000 of "catch-up" elective deferrals if their plan so permits.

Elective deferral contributions are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions," which are made on an after-tax basis to the 401(k) arrangement.

Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.

A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $100,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."


Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to nondiscrimination testing on salary deferral and above the contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing the excess contributions or excess aggregate contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is de minimis (under $100), the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or


40  Tax information
excess aggregate contribution. Such a distribution is not treated as an impermissible withdrawal by the employee or an eligible rollover distribution and will not be subject to the 10% penalty tax on premature distributions.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.


TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.



DESIGNATED ROTH CONTRIBUTION ACCOUNT

The tax treatment of distributions from designated Roth contribution accounts under Section 403(b) plans has not yet been clarified by federal tax guidance other than Section 402A of the Code. Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59-1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth contribution account could be made is 2011. Therefore, earnings attributable to a distribution from a designated Roth account may be includible in income.



INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.


INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.


INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for the favorable ten-year averaging and long-term capital gain treatment. Please consult your tax adviser for information about your individual circumstances.


ELIGIBLE ROLLOVER DISTRIBUTIONS


Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly (or by the individual within 60 days after receipt) to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity contract under Section 403(b) of the Code or an eligible governmental employer retirement plan under Section 457 of the Code. An employee's surviving spouse beneficiary may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity, or an eligible governmental employer Section 457 plan. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly are subject to 20% mandatory withholding. See "Federal income tax withholding" in this section.


The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o one of a series of substantially equal periodic payments is made (not less frequently than annually):

    (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or


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    (b) for a specified period of ten years or more.

o   a hardship withdrawal;

o   any distribution to the extent that it is a required distribution under
    Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o   a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.


Amounts attributable to "designated Roth contributions" under a 401(k) plan may be rolled over to another designated Roth contribution separate account under a 401(k) plan or to a Roth IRA.

If there is a mandatory distribution provision in the employer's plan for certain small amounts, such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution.




PENALTY TAX ON PREMATURE DISTRIBUTIONS


An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan.


The specified exceptions are for:

(a) distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c) distributions due to separation from active service after age 55; and

(d) distributions used to pay certain extraordinary medical expenses.


FEDERAL INCOME TAX WITHHOLDING


Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another eligible retirement plan, including a qualified plan, an annuity contract under Section 403(b) of the Code, an eligible governmental employer plan under Section 457 of the Code or traditional IRA. See the description in this section of "Eligible rollover distributions."


For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.


STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.


DISTRIBUTION REQUIREMENTS AND LIMITS

Distributions from qualified plans must be made according to rules in the Code and Treasury Regulations and the terms of the plan, and generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70-1/2 (or retires from the employer sponsoring the plan, if later). Five percent owners of qualified plans must commence minimum distributions after age 70-1/2 even if they are still working. Distributions can generally be made:

(1) in a lump sum payment;

(2) over the life of the participant;

(3) over the joint lives of the participant and his or her designated beneficiary;

(4) over a period not extending beyond the life expectancy of the participant;
    or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code,


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Treasury Regulations and IRS guidelines. Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to Momentum Plus contracts because of the type of benefits provided under the contract.


Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.

If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70-1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.


SPOUSAL REQUIREMENTS

In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

o in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

o all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

o the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made;

o for loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986, the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code;

o only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

o loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

o each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

o some plans provide that the participant's spouse must consent in writing to the loan; and

o plan loans can be made to sole proprietors partners and S Corporation owners under the same terms and conditions provided in the Code. However, the loan prohibition will continue to apply to IRA owners.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or, in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply.


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The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUM PLUS(SM) shall apply regardless of the plan administrator's guidelines.


IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax rules, AXA Equitable does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.


CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUM PLUS(SM) program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).


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ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within Separate Account A invests solely in Class IA/A, IB/B or Class II shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A;


(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


We will notify MOMENTUM PLUS(SM) contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, retirement account value or other accrued rights or benefits.


ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolios' investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, its Rule 12b-1 plan relating to the Class IB/B or Class II shares and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.


ABOUT THE GENERAL ACCOUNT


Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The dis-


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closure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under the MOMENTUM PLUS(SM) contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after the close of the business day, we will use the next business day.

o When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.


o Quarterly rebalancing will be processed on a calendar year basis and semi-annual or annual rebalancing will be processed on the first business day of the month. Any new request to elect automatic asset rebalancing or a change to your existing election will be processed on the day indicated on the properly completed form. Rebalancing will not be done retroactively.



CONTRIBUTIONS AND TRANSFERS


o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.


o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.


o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.



ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o   the election of trustees; or

o   the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants or plan trustees, whichever applies, the opportunity to instruct us how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, as applicable, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant or plan trustee approval, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as applicable.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


IRS DISQUALIFICATION

If a retirement plan funded by the MOMENTUM PLUS(SM) contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUM PLUS(SM) program and pay the participant, the plan trustee or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.


46  More information

ABOUT LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the contracts' distribution.



FINANCIAL STATEMENTS


The financial statements of Separate Account No. A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-528-0204.



DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by AXA Advisors, LLC ("AXA Advisors"). AXA Advisors serves as principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors also acts as a distributor for other AXA Equitable annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers"). AXA Advisors is under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to AXA Advisors. In general, AXA Advisors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from AXA Advisors to individual financial representatives as commissions related to the sale of the contracts.

Sales compensation paid to AXA Advisors will generally not exceed 6.0% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals (or Selling broker-dealers) a portion of the contribution-based compensation.

AXA Advisors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or MomentumSM on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. AXA Advisors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Advisors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of AXA Advisors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

AXA Advisors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. AXA Advisors or its affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, AXA Advisors or its affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash com-



                                                            More information  47
pensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



48  More information

Appendix: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 1.35%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT
OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005.
-----------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
-----------------------------------------------------------------------------------------------------------------
                                                                                                1996         1997
-----------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 120.01     $ 136.14
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              417          439
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 157.31     $ 171.96
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            1,070        1,220
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 146.80     $ 171.56
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               94          110
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                1998         1999         2000
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 158.63     $ 184.34     $ 179.45
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              375          321          244
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 170.12     $ 199.45     $ 170.92
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            1,098          878          671
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 160.53     $ 153.05     $ 137.94
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              100           82           66
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001         2002         2003
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --     $ 109.15
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --     $ 102.15
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --     $ 104.14
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 173.76     $ 149.96     $ 176.67
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              222          312          243
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --     $ 107.96
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 126.48     $  88.98     $ 121.02
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              495          365          301
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 106.72     $ 109.22
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --            2            2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $  78.97     $  99.83
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 137.35     $ 131.83     $ 159.80
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               52           38           36
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $  78.06     $ 103.45
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $  76.42     $  96.60
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $  68.79     $  87.45
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $  79.08     $ 102.26
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --            1            1
-------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                                ending December
                                                                                                      31,
------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005
------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 120.37     $ 128.35
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 106.84     $ 107.98
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 110.70     $ 112.75
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 189.96     $ 196.88
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              192          155
------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 118.95     $ 125.17
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --            3
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 134.16     $ 143.57
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              242          185
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 111.93     $ 112.36
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                2            2
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 110.43     $ 116.52
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                2            2
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 171.74     $ 175.05
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               32           26
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 120.32     $ 137.03
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                1            1
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 104.52     $ 110.05
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                1            1
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  92.02     $  97.58
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                1            2
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 115.43     $ 121.96
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                1            1
------------------------------------------------------------------------------------------------------------------


                                   Appendix: Condensed financial information I-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT
OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005. (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                                1996         1997
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 162.39     $ 207.00
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            1,039        1,192
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 143.63     $ 179.60
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              121          183
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 108.45     $ 114.78
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               81           77
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 112.81     $ 107.89
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               54           85
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 118.87     $ 127.99
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               28           37
------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 125.54
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --            8
------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                1998         1999         2000
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 264.22     $ 326.32     $ 276.76
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            1,133        1,032          792
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 214.14     $ 250.67     $ 269.45
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              209          217          183
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 122.00     $ 120.52     $ 129.80
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               76           63           34
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 117.68     $ 159.96     $ 121.48
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               87           84           69
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 116.36     $  93.68
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --            6           23
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 137.23     $ 132.67     $ 145.91
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               47           41           37
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 118.55     $ 149.59     $ 168.23
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               41           34           48
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --     $  95.93
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 107.57     $ 103.04
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 122.56     $  99.43
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 129.55     $ 103.40
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002        2003
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --    $  62.00    $  85.76
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           1           2
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --    $  73.69    $ 102.21
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           1
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --    $  56.63    $  88.06
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 244.28    $ 161.06    $ 238.22
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              561         398         334
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 262.37    $ 204.30    $ 263.52
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              149         117          97
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 138.49    $ 148.72    $ 150.23
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               33          42          32
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  92.42    $  82.14    $ 109.74
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               58         260         211
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  70.27    $  47.72    $  58.00
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               25          23          20
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 155.87    $ 165.98    $ 169.96
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               40          38          35
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 144.34    $  99.56    $ 138.76
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               50          47          45
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  94.36    $  80.39    $ 102.10
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               25          25          26
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  86.71    $  62.91    $  79.41
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  74.09    $  53.83    $  65.83
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                3           3           2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  80.69    $  67.62    $  88.47
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                1           2           2
-------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                 December 31,
-----------------------------------------------------------------------------------------------------------------
                                                                                               2004         2005
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  94.53     $ 101.07
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               2            2
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 116.15     $ 123.01
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               1            1
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  91.21     $ 100.12
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               9            6
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 268.85     $ 277.33
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             267          213
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 292.92     $ 305.63
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              83           70
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 151.46     $ 151.65
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              25           19
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 128.25     $ 146.24
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             173          147
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  62.01     $  70.31
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              18           11
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 174.39     $ 175.92
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              26           23
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 156.42     $ 172.50
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              39           31
-----------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --     $ 103.62
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 114.58     $ 121.50
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 114.26     $ 118.25
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              26           26
-----------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 106.97     $ 112.02
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  81.14     $  87.05
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               1            1
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  68.54     $  71.07
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               2            2
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  99.16     $ 114.58
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               1            1
-----------------------------------------------------------------------------------------------------------------


I-2 Appendix: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT
OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005. (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
-----------------------------------------------------------------------------------------------------------------
                                                                                                1996         1997
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 164.08     $ 214.58
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              128          231
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-----------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                1998         1999         2000
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 106.78     $ 111.57
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 101.64     $ 103.87
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 271.11     $ 321.97     $ 287.20
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              283          304          253
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 106.57     $  92.82
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --     $  99.98
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  83.08     $  83.43     $  86.54
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                2            7           11
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --     $  83.94
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 101.60     $  98.87     $ 104.15
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                2           11           16
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $  97.34     $ 113.81
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --           --
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002         2003
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 107.84    $  80.14     $ 103.95
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          20           19
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 100.40    $  75.60     $ 101.72
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           1            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 249.47    $ 191.48     $ 242.05
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              203         146          131
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  75.99    $  56.96     $  77.66
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           1            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  85.40    $  68.69     $  97.31
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                1           4            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  88.78    $  74.70     $  98.20
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               23          35           39
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  63.79    $  43.85     $  54.45
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           4            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --    $ 107.02     $ 109.13
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           1            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  95.74    $  76.45     $  95.64
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               17          18           18
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 132.19    $ 112.34     $ 152.25
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                3           6            8
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
-------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                                ending December
                                                                                                      31,
------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 113.73     $ 119.00
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               16           14
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 109.71     $ 114.69
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                2            2
------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 103.97
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 263.88     $ 272.46
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              110           85
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $  97.49
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  82.00     $  84.10
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                1            1
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 111.38     $ 116.88
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                6            5
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 114.17     $ 125.38
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               41           40
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 105.04
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 116.53
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --            1
------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 114.99
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  60.24     $  63.76
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                3            3
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 112.07     $ 113.01
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                1            2
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 104.61     $ 107.25
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               16           16
------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 175.88     $ 181.65
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               11           10
------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 106.40
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $  99.99
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------


                                   Appendix: Condensed financial information I-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT
OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005. (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                                1996         1997
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 111.75     $ 116.21
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              307          325
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               1998         1999         2000
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  98.58     $ 115.67     $ 127.60
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               2           14           18
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --     $ 137.09     $ 118.59
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --            3
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 107.73     $ 184.57     $ 147.79
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               7           87          142
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --     $ 104.48     $ 102.36
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 120.76     $ 125.06     $ 131.10
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             322          331          231
------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  86.23     $ 166.52     $  98.49
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               1           11           17
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 105.90    $  92.39     $ 119.52
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           1            4
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 132.83    $ 109.20     $ 141.34
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               27          28           26
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  91.80    $  75.49     $  95.36
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                3          17           16
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  96.14    $  62.29     $  79.46
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              140          94           87
------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  84.83    $  66.10     $  79.58
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           1            1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 134.30    $ 134.47     $ 133.74
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              220         162          109
------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --    $  81.52     $ 117.31
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --            1
------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --          --           --
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --          --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  92.15    $  85.53     $ 131.57
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               16          14           15
------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                               ending December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 105.98
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 105.61
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 111.48
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 130.30     $ 142.31
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                5            5
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 154.16     $ 156.58
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               24           19
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 114.43     $ 125.13
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               17           17
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  88.28     $  94.95
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               77           55
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $  87.46     $  92.49
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                1           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 133.29     $ 135.29
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               77           63
-------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 104.66     $ 108.83
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $  99.34
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $  99.79
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 136.18     $ 140.06
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                                3            3
-------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 111.22     $ 114.10
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 109.23     $ 117.46
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                        --     $ 104.28
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  $ 160.53     $ 210.28
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                               17           18
-------------------------------------------------------------------------------------------------------------------


I-4 Appendix: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT
OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2005. (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
-----------------------------------------------------------------------------------------------------------------
                                                                                             1996    1997    1998
-----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  --      --      --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         --      --      --
-----------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  --      --      --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         --      --      --
-----------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  --      --      --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         --      --      --
-----------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  --      --      --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         --      --      --
-----------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December
                                                                                                         31,
-------------------------------------------------------------------------------------------------------------------------
                                                                                             1999    2000    2001    2002
-------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                  --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         --      --      --      --
-------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               2003         2004         2005
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --     $ 123.73
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --     $ 119.04
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  99.46     $ 101.67     $ 107.84
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 106.81     $ 143.38     $ 165.14
------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------


                                   Appendix: Condensed financial information I-5

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Additional information about the MOMENTUM PLUS(SM) program                    2
Accumulation unit values                                                      3
Description of contribution sources for the MOMENTUM PLUS(SM) program         3
How we deduct the MOMENTUM PLUS(SM) quarterly administrative charge           3
Custodian and independent registered public accounting firm                   4
Distribution of the contracts                                                 4
ERISA information statement                                                   4

Financial statements                                                          5



How to Obtain a MOMENTUM PLUS(SM) Statement of Additional Information for Separate Account A


Call 1-800-528-0204 or send this request form to:
 AXA Equitable
 Defined Contribution Services
 P.O. Box 8095
 Boston, MA 02266-8095


.................................................................................

Please send me a MOMENTUM PLUS(SM) SAI dated May 1, 2006.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City                                 State    Zip


888-1310A

Momentum Plus(SM)

A group variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2006




--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Momentum Plus(SM) prospectus, dated May 1, 2006. That prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. The fixed interest options are part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."


A copy of the prospectus is available free of charge by writing the processing office at AXA Equitable, Defined Contribution Services,P.O. Box 8095, Boston, MA 02266-8095, by calling toll free, 1-800-528-0204, or by contacting your financial professional.


TABLE OF CONTENTS

Additional information about the Momentum
  Plus(SM) program                                                           2
Accumulation unit values                                                     3
Description of contribution sources for the
  Momentum Plus(SM) program                                                  3
How we deduct the Momentum Plus(SM) quarterly
  administrative charge                                                      3
Custodian and independent registered public accounting firm                  4
Distribution of the contracts                                                4
ERISA information statement                                                  4
Financial statements                                                         5



               Copyright 2006 AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104.
 All rights reserved. Momentum Plus(SM) is a service mark of AXA Equitable Life
                               Insurance Company.



888-1310A

                                                                          x01264

ADDITIONAL INFORMATION ABOUT THE MOMENTUM PLUS PROGRAM


Master Plan eligibility requirements

Under the Master Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.

The Master Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Code may require that the plan cover all employees even if they previously elected not to participate.


Vesting under the Master Plan


Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Master Plan. The participant's retirement account value attributable to salary deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective, rollover, Roth contributions, Roth rollover contributions and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. A participant who terminates employment before that time, forfeits any benefits that are not already vested under the plan's vesting schedule.


Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:


--------------------------------------------------------------------------------
Years     Schedule A   Schedule B   Schedule C   Schedule D
of        Vested       Vested       Vested       Vested
Service   Percentage   Percentage   Percentage   Percentage
--------------------------------------------------------------------------------
    1           0%           0%           0%         100%
    2         100           20            0          100
    3         100           40          100          100
    4         100           60          100          100
    5         100           80          100          100
    6         100          100          100          100
--------------------------------------------------------------------------------

If the plan requires more than one year of service for participation, it must use Schedule D or one at least as favorable to participants.

If the plan is not "top heavy" and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Master Plan, instead elect one of the following vesting schedules for employer matching contributions or one at least as favorable to participants:


--------------------------------------------------------------------------------
                Schedule E   Schedule F
Years of        Vested       Vested
Service         Percentage   Percentage
--------------------------------------------------------------------------------
  Less than 2         0%           0%
       2             20            0
       3             40          100
       4             60          100
       5             80          100
       6            100          100
--------------------------------------------------------------------------------

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year "graded vesting" schedule. The 6-year schedule requires 20% vesting after 2 years of service, increasing 20% per year thereafter.

Benefit distributions


To begin receiving benefits (including annuity payments) under a Master Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:




--------------------------------------------------------------------------------
                       Form received
                       at the                  When eligible
Type of                processing              to receive
distribution           office                  distribution
--------------------------------------------------------------------------------
Single Sum             N/A                     The 1st business day
Payments                                       that is 7 calendar
                                               days after we receive
Annuities                                      the form.
--------------------------------------------------------------------------------
In-Service             N/A                     The business day on
Withdrawals                                    which we receive the
                                               form.
Hardship
Withdrawals

Withdrawals of
Post-Tax
Employee
Contributions
--------------------------------------------------------------------------------
Installment Payments   1st through 25th        The 1st business day
                       business day of         of the following cal-
                       month inclusive. 26th   endar month. The 1st
                       through 31st busi-      business day of the
                       ness day of month       second following
                       inclusive.              calendar month.
--------------------------------------------------------------------------------
In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity pay-ments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.


ACCUMULATION UNIT VALUES

Accumulation unit values are determined at the end of each valuation period for each of the variable investment options. Other annuity contracts and certificates that participate in Separate Account A also have their own accumulation unit values for the variable investment options. The unit values for these other contracts and certificates may be different from those for Momentum Plus(SM).

The accumulation unit value for an variable investment option for any valuation period is equal to: (i) the accumulation unit value for the preceding valuation period multiplied by (ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:
          a
       ( ___ )- c

          b
where:

(a) is the value of the variable investment option's shares of the cor-responding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other fees and direct expenses of such trusts.

(b) is the value of the variable investment option's shares of the cor-responding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily asset charge for expenses of Separate Account A mul-tiplied by the number of calendar days in the valuation period.


DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM PLUS(SM) PROGRAM


These are the sources of contributions under qualified plans:


Employer contributions

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

Matching contributions


These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's post-tax contributions, Roth contributions or salary deferral contributions to the plan.


Post-tax contributions

These are after-tax contributions made by a participant in accordance with the terms of a plan.


Roth contributions

These are made to a 401(k) plan pursuant to Section 402A of the Code.

Salary deferral contributions


These are contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).


Prior plan contributions

These are contributions transferred to a plan from another profit sharing plan of the same employer.

Prior pension contributions

These are contributions transferred from another qualified plan which require separate accounting pursuant to Revenue Ruling 94-76.

Rollover contributions

These are contributions transferred or rolled over to a plan from another qualified plan, an IRA, a tax sheltered annuity satisfying Section 403(b) of the Code or a plan satisfying Section 457 of the Code.

Roth rollover contributions

These are contributions transferred or rolled over from another qualified plan or a tax sheltered annuity satisfying Section 403(b) of the Code which require separate accounting under Section 402A of the Code.


Qualified non-elective and qualified matching contributions

These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Code. This source is called the employer 401(k) Account in the Master Plan.


HOW WE DEDUCT THE MOMENTUM PLUS(SM) QUARTERLY ADMINISTRATIVE CHARGE


Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, 0.50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of investment options is: guaranteed interest account option, EQ/Alliance Common Stock, AXA Moderate Allocation, AXA Premier VIP Aggressive Equity, EQ/Money Market, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, EQ/Alliance Growth and Income, EQ/Equity 500 Index, AXA Premier VIP High Yield, EQ/Alliance International, IEQ/

Alliance Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution sources are the variable investment options funded through the remaining Trust portfolios. If necessary we will deduct the administrative charge on a pro rata basis from these options.

For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest account option. If there is no money in the guaranteed interest account option, we will attempt to deduct the charge from the EQ/Alliance Common Stock option, then AXA Moderate Allocation, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


AXA Equitable is the custodian for shares of the Trusts owned by Separate Account A.

The financial statements of the Separate Account at December 31, 2005 and for each of the two years in the period ended December 31, 2005, and the consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are included in this SAI in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2005, 2004 and 2003. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $588,734,659 in 2005, $567,991,463 in 2004 and $562,696,578 in 2003.
Of these amounts, AXA Advisors retained $293,075,553, $289,050,171 and $287,344,634, respectively.



ERISA INFORMATION STATEMENT

The U.S. Department of Labor has issued a class exemption (PTE 84-24) with respect to certain transactions involving insurance company products and employee benefit plans subject to ERISA. When applicable, the exemption requires that certain information be provided to the Plan and that the employer or other appropriate fiduciary acknowledge receipt of the information and approve the transaction. AXA Equitable, AXA Network, LLC ("AXA Network"), AXA Advisors and the Financial Professional(s) listed on the Associate Information Form are providing you with this Information Statement, even though this Information Statement may not be required under PTE 84-24 with respect to this transaction. AXA Network is a licensed insurance agency and AXA Advisors is a registered broker-dealer. Each is an affiliate of AXA Equitable. AXA Equitable has retained its affiliate AXA Network as its general agent to distribute AXA Equitable policies and contracts through the Financial Professionals. AXA Network is responsible for all administrative and operational functions in connection with the distribution of AXA Equitable products by the Financial Professionals, including training, wholesaling support and other marketing functions. AXA Equitable pays compensation to AXA Network, as its distributor, which covers compensation to the Financial Professionals responsible for the sale. Each licensed Financial Professional of AXA Advisors named ("Financial Professional") will receive compensation from AXA Equitable for the sale and servicing of a Momentum Plus(SM) contract. ("Servicing" does not include recordkeeping or administration of the Plan or Trust.) The maximum compensation payable in the aggregate to those Financial Professionals on each sale of this Momentum Plus(SM) Contract is shown in the Schedule of Maximum Commissions and Service Fees below. Under an agreement with AXA Network, no Financial Professional is permitted to sell to the Plan insurance or annuity products of other insurance companies without first obtaining the consent of AXA Equitable.


Schedule of Maximum Commission and Service Fees: AXA Network pays premium-based compensation on Momentum Plus(SM) contracts. If more than one Financial Professional is involved, compensation is divided between them. Premium-based compensation is paid at a rate of 2.0% on all contributions made. Compensation is not payable on transfers to the contract from another AXA Equitable funding vehicle. No direct or indirect compensation or other consideration will be paid to the plan fiduciary signing below or to any other plan fiduciary as a result of the participation of the plan and trust in the Momentum Plus(SM) contract.


FINANCIAL STATEMENTS


The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm..............................................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December
    31, 2005..................................................   FSA-3
   Statements of Operations for the Year Ended December
    31, 2005..................................................   FSA-20
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2005 and 2004................................   FSA-28
   Notes to
    Financial Statements......................................   FSA-42


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm..............................................   F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2005
    and 2004..................................................   F-2
   Consolidated Statements of Earnings, Years Ended December
    31, 2005, 2004 and 2003...................................   F-3
   Consolidated Statements of Shareholder's Equity and
    Comprehensive Income, Years Ended December 31, 2005, 2004
      and 2003................................................   F-4
   Consolidated Statements of Cash Flows, Years Ended December
      31, 2005, 2004 and 2003.................................   F-5
   Notes to Consolidated
    Financial Statements......................................   F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2005 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2006

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005


                                                      AXA Aggressive  AXA Conservative   AXA Conservative-
                                                        Allocation       Allocation       Plus Allocation
                                                     --------------- ------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .   $23,015,367       $12,086,367        $20,402,880
Receivable for The Trusts shares sold ..............            --            75,526                 --
Receivable for policy-related transactions .........        55,573                --              2,481
                                                       -----------       -----------        -----------
  Total assets .....................................   $23,070,940       $12,161,893        $20,405,361
                                                       -----------       -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ............        55,553                --              2,506
Payable for policy-related transactions ............            --            75,523                 --
                                                       -----------       -----------        -----------
  Total liabilities ................................        55,553            75,523              2,506
                                                       -----------       -----------        -----------
Net Assets .........................................   $23,015,387       $12,086,370        $20,402,855
                                                       ===========       ===========        ===========
Net Assets:
Accumulation Units .................................    22,964,673        12,046,084         20,363,006
Contracts in payout (annuitization) period .........            --                --                 --
Retained by AXA Equitable in Separate Account A             50,714            40,286             39,849
                                                       -----------       -----------        -----------
Total net assets ...................................   $23,015,387       $12,086,370        $20,402,855
                                                       ===========       ===========        ===========
Investments in shares of The Trusts, at cost .......   $22,062,576       $12,267,803        $20,499,979
The Trusts shares held .............................
 Class A ...........................................            --                --                 --
 Class B ...........................................     1,775,551         1,131,005          1,827,892



                                                        AXA Moderate     AXA Moderate-     AXA Premier VIP
                                                         Allocation     Plus Allocation   Aggressive Equity
                                                     ----------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .  $1,665,469,186      $91,321,103      $1,049,047,404
Receivable for The Trusts shares sold ..............         166,714               --             139,511
Receivable for policy-related transactions .........          96,341          188,315             260,741
                                                      --------------      -----------      --------------
  Total assets .....................................  $1,665,732,241      $91,509,418      $1,049,447,656
                                                      --------------      -----------      --------------
Liabilities:
Payable for The Trusts shares purchased ............              --          188,264                  --
Payable for policy-related transactions ............              --               --                  --
                                                      --------------      -----------      --------------
  Total liabilities ................................              --          188,264                  --
                                                      --------------      -----------      --------------
Net Assets .........................................  $1,665,732,241      $91,321,154      $1,049,447,656
                                                      ==============      ===========      ==============
Net Assets:
Accumulation Units .................................   1,656,394,607       91,284,661       1,046,898,859
Contracts in payout (annuitization) period .........       7,138,378               --           2,087,090
Retained by AXA Equitable in Separate Account A            2,199,256           36,493             461,707
                                                      --------------      -----------      --------------
Total net assets ...................................  $1,665,732,241      $91,321,154      $1,049,447,656
                                                      ==============      ===========      ==============
Investments in shares of The Trusts, at cost .......  $1,580,250,762      $87,984,947      $1,185,389,293
The Trusts shares held .............................
 Class A ...........................................      97,731,978               --          37,778,248
 Class B ...........................................       7,173,389        7,248,700             569,222

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                          AXA Premier VIP  AXA Premier VIP   AXA Premier VIP
                                                             Core Bond       Health Care        High Yield
                                                         ---------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $68,295,179      $43,541,526       $171,667,202
Receivable for The Trusts shares sold ..................             --               --            143,183
Receivable for policy-related transactions .............         31,604           11,074                 --
                                                            -----------      -----------       ------------
  Total assets .........................................    $68,326,783      $43,552,600       $171,810,385
                                                            -----------      -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ................         31,598           11,007                 --
Payable for policy-related transactions ................             --               --            143,423
                                                            -----------      -----------       ------------
  Total liabilities ....................................         31,598           11,007            143,423
                                                            -----------      -----------       ------------
Net Assets .............................................    $68,295,185      $43,541,593       $ 17,666,962
                                                            ===========      ===========       ============
Net Assets:
Accumulation Units .....................................     68,267,956       42,207,648        170,745,811
Contracts in payout (annuitization) period .............             --               --            615,146
Retained by AXA Equitable in Separate Account A                  27,229        1,333,945            306,005
                                                            -----------      -----------       ------------
Total net assets .......................................    $68,295,185      $43,541,593       $171,666,962
                                                            ===========      ===========       ============
Investments in shares of The Trusts, at cost ...........    $69,533,307      $41,930,871       $181,953,614
The Trusts shares held .................................
 Class A ...............................................             --          113,826         24,169,428
 Class B ...............................................      6,669,667        3,895,263          7,264,042



                                                             AXA Premier VIP        AXA Premier VIP       AXA Premier VIP
                                                          International Equity   Large Cap Core Equity   Large Cap Growth
                                                         ---------------------- ----------------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .....       $65,112,831            $20,586,355           $39,112,343
Receivable for The Trusts shares sold ..................                --                 81,183                    --
Receivable for policy-related transactions .............            67,138                     --                16,675
                                                               -----------            -----------           -----------
  Total assets .........................................       $65,179,969            $20,667,538           $39,129,018
                                                               -----------            -----------           -----------
Liabilities:
Payable for The Trusts shares purchased ................            67,139                     --                16,694
Payable for policy-related transactions ................                --                 81,186                    --
                                                               -----------            -----------           -----------
  Total liabilities ....................................            67,139                 81,186                16,694
                                                               -----------            -----------           -----------
Net Assets .............................................       $65,112,830            $20,586,352           $39,112,324
                                                               ===========            ===========           ===========
Net Assets:
Accumulation Units .....................................        65,030,880             19,342,159            38,002,310
Contracts in payout (annuitization) period .............                --                     --                    --
Retained by AXA Equitable in Separate Account A                     81,950              1,244,193             1,110,014
                                                               -----------            -----------           -----------
Total net assets .......................................       $65,112,830            $20,586,352           $39,112,324
                                                               ===========            ===========           ===========
Investments in shares of The Trusts, at cost ...........       $58,793,390            $18,494,468           $35,023,426
The Trusts shares held .................................
 Class A ...............................................                --                109,389               100,556
 Class B ...............................................         5,006,442              1,798,805             3,694,824



                                                          AXA Premier VIP
                                                          Large Cap Value
                                                         -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $46,756,153
Receivable for The Trusts shares sold ..................             --
Receivable for policy-related transactions .............         55,663
                                                            -----------
  Total assets .........................................    $46,811,816
                                                            -----------
Liabilities:
Payable for The Trusts shares purchased ................         55,663
Payable for policy-related transactions ................             --
                                                            -----------
  Total liabilities ....................................         55,663
                                                            -----------
Net Assets .............................................    $46,756,153
                                                            ===========
Net Assets:
Accumulation Units .....................................     45,368,116
Contracts in payout (annuitization) period .............             --
Retained by AXA Equitable in Separate Account A               1,388,037
                                                            -----------
Total net assets .......................................    $46,756,153
                                                            ===========
Investments in shares of The Trusts, at cost ...........    $45,351,714
The Trusts shares held .................................
 Class A ...............................................        116,902
 Class B ...............................................      4,062,006

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                      AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Mid Cap Growth    Mid Cap Value       Technology
                                                     ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .    $78,154,244       $67,290,936       $114,150,834
Receivable for The Trusts shares sold ..............          5,015                --              7,645
Receivable for policy-related transactions .........             --            29,338                 --
                                                        -----------       -----------       ------------
  Total assets .....................................    $78,159,259       $67,320,274       $114,158,479
                                                        -----------       -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ............             --            29,424                 --
Payable for policy-related transactions ............          5,144                --              7,690
                                                        -----------       -----------       ------------
  Total liabilities ................................          5,144            29,424              7,690
                                                        -----------       -----------       ------------
Net Assets .........................................    $78,154,115       $67,290,850       $114,150,789
                                                        ===========       ===========       ============
Net Assets:
Accumulation Units .................................     78,075,031        67,219,887        113,949,369
Contracts in payout (annuitization) period .........             --                --                 --
Retained by AXA Equitable in Separate Account A              79,084            70,963            201,420
                                                        -----------       -----------       ------------
Total net assets ...................................    $78,154,115       $67,290,850       $114,150,789
                                                        ===========       ===========       ============
Investments in shares of The Trusts, at cost .......    $76,774,993       $73,659,253       $ 97,643,553
The Trusts shares held .............................
 Class A ...........................................             --                --                 --
 Class B ...........................................      8,673,591         6,999,847         11,157,206



                                                                                             EQ/Alliance
                                                                                             Intermediate
                                                        EQ/Alliance        EQ/Alliance        Government
                                                        Common Stock    Growth and Income     Securities
                                                     ----------------- ------------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .  $4,402,995,476      $1,104,048,073    $138,120,936
Receivable for The Trusts shares sold ..............         852,481                  --         143,073
Receivable for policy-related transactions .........              --             106,462          78,216
                                                      --------------      --------------    ------------
  Total assets .....................................  $4,403,847,957      $1,104,154,535    $138,342,225
                                                      --------------      --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ............              --              99,420              --
Payable for policy-related transactions ............          47,625                  --              --
                                                      --------------      --------------    ------------
  Total liabilities ................................          47,625              99,420              --
                                                      --------------      --------------    ------------
Net Assets .........................................  $4,403,358,938      $1,104,055,115    $138,342,225
                                                      ==============      ==============    ============
Net Assets:
Accumulation Units .................................   4,373,912,992       1,096,404,470     137,759,911
Contracts in payout (annuitization) period .........      26,342,212           6,842,012         582,314
Retained by AXA Equitable in Separate Account A            3,103,734             808,633              --
                                                      --------------      --------------    ------------
Total net assets ...................................  $4,403,358,938      $1,104,055,115    $138,342,225
                                                      ==============      ==============    ============
Investments in shares of The Trusts, at cost .......  $4,520,860,749      $  990,314,338    $144,450,521
The Trusts shares held .............................
 Class A ...........................................     233,119,162          51,302,507      10,525,851
 Class B ...........................................      10,289,061           7,888,833       3,634,405

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                       EQ/Alliance
                                                       EQ/Alliance      Large Cap      EQ/Alliance
                                                      International       Growth      Quality Bond
                                                     --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $738,510,661    $163,022,823    $160,917,770
Receivable for The Trusts shares sold ..............            --              --              --
Receivable for policy-related transactions .........       267,001         103,861              --
                                                      ------------    ------------    ------------
  Total assets .....................................  $738,777,662    $163,126,684    $160,917,770
                                                      ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ............       265,253         103,923           2,582
Payable for policy-related transactions ............            --              --          23,711
                                                      ------------    ------------    ------------
  Total liabilities ................................       265,253         103,923          26,293
                                                      ------------    ------------    ------------
Net Assets .........................................  $738,512,409    $163,022,761    $160,891,477
                                                      ============    ============    ============
Net Assets:
Accumulation Units .................................   735,627,319     162,637,695     159,780,978
Contracts in payout (annuitization) period .........     1,860,959              --         873,764
Retained by AXA Equitable in Separate Account A          1,024,131         385,066         236,735
                                                      ------------    ------------    ------------
Total net assets ...................................  $738,512,409    $163,022,761    $160,891,477
                                                      ============    ============    ============
Investments in shares of The Trusts, at cost .......  $513,489,323    $132,741,534    $164,330,664
The Trusts shares held .............................
 Class A ...........................................    52,225,769              --      12,676,317
 Class B ...........................................     6,015,357      21,104,015       3,407,759



                                                       EQ/Alliance                      EQ/Bear Stearns
                                                        Small Cap         EQ/Ariel       Small Company      EQ/Bernstein
                                                          Growth      Appreciation II        Growth       Diversified Value
                                                    --------------- ----------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .  $373,972,462        $588,576        $14,694,673       $372,141,955
Receivable for The Trusts shares sold ..............       314,239              --                 --                 --
Receivable for policy-related transactions .........            --           3,465            173,963            355,981
                                                      ------------        --------        -----------       ------------
  Total assets .....................................  $374,286,701        $592,041        $14,868,636       $372,497,936
                                                      ------------        --------        -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ............            --           3,465            174,166            322,633
Payable for policy-related transactions ............       307,903              --                 --                 --
                                                      ------------        --------        -----------       ------------
  Total liabilities ................................       307,903           3,465            174,166            322,633
                                                      ------------        --------        -----------       ------------
Net Assets .........................................  $373,978,798        $588,576        $14,694,470       $372,175,303
                                                      ============        ========        ===========       ============
Net Assets:
Accumulation Units .................................   372,596,780         588,160         14,675,065        371,731,192
Contracts in payout (annuitization) period .........     1,338,829              --                 --                 --
Retained by AXA Equitable in Separate Account A             43,189             416             19,405            444,111
                                                      ------------        --------        -----------       ------------
Total net assets ...................................  $373,978,798        $588,576        $14,694,470       $372,175,303
                                                      ============        ========        ===========       ============
Investments in shares of The Trusts, at cost .......  $297,342,211        $589,390        $14,467,651       $320,135,533
The Trusts shares held .............................
 Class A ...........................................    19,549,262              --                 --                 --
 Class B ...........................................     3,494,150          57,845          1,677,518         25,667,024

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                      EQ/Boston Advisors       EQ/Calvert           EQ/Capital
                                                        Equity Income     Socially Responsible   Guardian Growth
                                                     ------------------- ---------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .     $34,433,372           $15,597,816          $6,981,752
Receivable for The Trusts shares sold ..............              --                    --                  --
Receivable for policy-related transactions .........         100,252                 8,364              24,899
                                                         -----------           -----------          ----------
  Total assets .....................................     $34,533,624           $15,606,180          $7,006,651
                                                         -----------           -----------          ----------
Liabilities:
Payable for The Trusts shares purchased ............         100,251                 8,367              24,904
Payable for policy-related transactions ............              --                    --                  --
                                                         -----------           -----------          ----------
  Total liabilities ................................         100,251                 8,367              24,904
                                                         -----------           -----------          ----------
Net Assets .........................................     $34,433,373           $15,597,813          $6,981,747
                                                         ===========           ===========          ==========
Net Assets:
Accumulation Units .................................      34,415,712            13,658,173           6,903,430
Contracts in payout (annuitization) period .........              --                    --                  --
Retained by AXA Equitable in Separate Account A               17,661             1,939,640              78,317
                                                         -----------           -----------          ----------
Total net assets ...................................     $34,433,373           $15,597,813          $6,981,747
                                                         ===========           ===========          ==========
Investments in shares of The Trusts, at cost .......     $33,623,841           $15,064,391          $6,314,332
The Trusts shares held .............................
 Class A ...........................................              --                    --                  --
 Class B ...........................................       5,412,877             1,903,407             534,400



                                                            EQ/Capital             EQ/Capital           EQ/Capital
                                                      Guardian International   Guardian Research   Guardian U.S. Equity
                                                     ------------------------ ------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .        $69,081,361           $150,360,693         $115,764,606
Receivable for The Trusts shares sold ..............                 --                103,701               10,893
Receivable for policy-related transactions .........            123,782                     --                   --
                                                            -----------           ------------         ------------
  Total assets .....................................        $69,205,143           $150,464,394         $115,775,499
                                                            -----------           ------------         ------------
Liabilities:
Payable for The Trusts shares purchased ............            123,517                     --                   --
Payable for policy-related transactions ............                 --                103,652               10,954
                                                            -----------           ------------         ------------
  Total liabilities ................................            123,517                103,652               10,954
                                                            -----------           ------------         ------------
Net Assets .........................................        $69,081,626           $150,360,742         $115,764,545
                                                            ===========           ============         ============
Net Assets:
Accumulation Units .................................         69,009,619            150,283,171          115,650,093
Contracts in payout (annuitization) period .........                 --                     --                   --
Retained by AXA Equitable in Separate Account A                  72,007                 77,571              114,452
                                                            -----------           ------------         ------------
Total net assets ...................................        $69,081,626           $150,360,742         $115,764,545
                                                            ===========           ============         ============
Investments in shares of The Trusts, at cost .......        $58,418,000           $116,375,430         $106,334,581
The Trusts shares held .............................
 Class A ...........................................                 --                     --                   --
 Class B ...........................................          5,536,602             12,014,898           10,036,804



                                                      EQ/Caywood-Scholl
                                                       High Yield Bond
                                                     -------------------
Assets:
Investments in shares of The Trusts, at fair value .      $5,366,278
Receivable for The Trusts shares sold ..............              --
Receivable for policy-related transactions .........          45,984
                                                          ----------
  Total assets .....................................      $5,412,262
                                                          ----------
Liabilities:
Payable for The Trusts shares purchased ............          45,984
Payable for policy-related transactions ............              --
                                                          ----------
  Total liabilities ................................          45,984
                                                          ----------
Net Assets .........................................      $5,366,278
                                                          ==========
Net Assets:
Accumulation Units .................................       5,354,705
Contracts in payout (annuitization) period .........              --
Retained by AXA Equitable in Separate Account A               11,573
                                                          ----------
Total net assets ...................................      $5,366,278
                                                          ==========
Investments in shares of The Trusts, at cost .......      $5,592,255
The Trusts shares held .............................
 Class A ...........................................              --
 Class B ...........................................       1,177,930

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                         EQ/Equity         EQ/Evergreen      EQ/Evergreen
                                                         500 Index      International Bond       Omega
                                                     ----------------- -------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $1,003,803,420         $503,700        $24,509,663
Receivable for The Trusts shares sold ..............         422,571               --                 --
Receivable for policy-related transactions .........              --            3,603             18,350
                                                      --------------         --------        -----------
  Total assets .....................................  $1,004,225,991         $507,303        $24,528,013
                                                      --------------         --------        -----------
Liabilities:
Payable for The Trusts shares purchased ............              --            3,603             18,350
Payable for policy-related transactions ............         422,539               --                 --
                                                      --------------         --------        -----------
  Total liabilities ................................         422,539            3,603             18,350
                                                      --------------         --------        -----------
Net Assets .........................................  $1,003,803,452         $503,700        $24,509,663
                                                      ==============         ========        ===========
Net Assets:
Accumulation Units .................................     998,198,467          503,290         24,388,312
Contracts in payout (annuitization) period .........       4,422,315               --                 --
Retained by AXA Equitable in Separate Account A            1,182,670              410            121,351
                                                      --------------         --------        -----------
Total net assets ...................................  $1,003,803,452         $503,700        $24,509,663
                                                      ==============         ========        ===========
Investments in shares of The Trusts, at cost .......  $  955,109,089         $502,092        $23,283,863
The Trusts shares held .............................
 Class A ...........................................      38,803,036               --                 --
 Class B ...........................................       3,898,190           51,571          2,714,616



                                                                                        EQ/GAMCO       EQ/GAMCO
                                                          EQ/FI           EQ/FI        Mergers and   Small Company
                                                         Mid Cap      Mid Cap Value   Acquisitions       Value
                                                    --------------- --------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $265,972,237    $446,353,063     $2,520,193    $39,752,693
Receivable for The Trusts shares sold ..............            --              --             --             --
Receivable for policy-related transactions .........       166,639       1,041,979         17,134         90,038
                                                      ------------    ------------     ----------    -----------
  Total assets .....................................  $266,138,876    $447,395,042     $2,537,327    $39,842,731
                                                      ------------    ------------     ----------    -----------
Liabilities:
Payable for The Trusts shares purchased ............       166,757       1,041,602         17,134         90,236
Payable for policy-related transactions ............            --              --             --             --
                                                      ------------    ------------     ----------    -----------
  Total liabilities ................................       166,757       1,041,602         17,134         90,236
                                                      ------------    ------------     ----------    -----------
Net Assets .........................................  $265,972,119    $446,353,440     $2,520,193    $39,752,495
                                                      ============    ============     ==========    ===========
Net Assets:
Accumulation Units .................................   265,900,824     446,195,681      2,512,431     39,737,919
Contracts in payout (annuitization) period .........            --              --             --             --
Retained by AXA Equitable in Separate Account A             71,295         157,759          7,762         14,576
                                                      ------------    ------------     ----------    -----------
Total net assets ...................................  $265,972,119    $446,353,440     $2,520,193    $39,752,495
                                                      ============    ============     ==========    ===========
Investments in shares of The Trusts, at cost .......  $259,480,978    $408,532,829     $2,539,989    $41,231,188
The Trusts shares held .............................
 Class A ...........................................            --              --             --             --
 Class B ...........................................    25,929,385      32,000,179        217,124      1,477,296

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                           EQ/Janus
                                                      EQ/International     Large Cap     EQ/JPMorgan
                                                           Growth           Growth        Core Bond
                                                     ------------------ -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .     $2,174,741      $73,279,066    $101,172,011
Receivable for The Trusts shares sold ..............             --               --              --
Receivable for policy-related transactions .........        152,163           44,316          88,136
                                                         ----------      -----------    ------------
  Total assets .....................................     $2,326,904      $73,323,382    $101,260,147
                                                         ----------      -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ............        152,165           44,326          90,854
Payable for policy-related transactions ............             --               --              --
                                                         ----------      -----------    ------------
  Total liabilities ................................        152,165           44,326          90,854
                                                         ----------      -----------    ------------
Net Assets .........................................     $2,174,739      $73,279,056    $101,169,293
                                                         ==========      ===========    ============
Net Assets:
Accumulation Units .................................      2,169,906       73,251,783     101,134,555
Contracts in payout (annuitization) period .........             --               --              --
Retained by AXA Equitable in Separate Account A               4,833           27,273          34,738
                                                         ----------      -----------    ------------
Total net assets ...................................     $2,174,739      $73,279,056    $101,169,293
                                                         ==========      ===========    ============
Investments in shares of The Trusts, at cost .......     $2,115,859      $60,173,473    $103,792,689
The Trusts shares held .............................
 Class A ...........................................             --               --              --
 Class B ...........................................        417,444       10,730,040       9,192,350



                                                                              EQ/Lazard
                                                          EQ/JPMorgan         Small Cap     EQ/Legg Mason      EQ/Long
                                                      Value Opportunities       Value        Value Equity     Term Bond
                                                     --------------------- --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .      $60,816,693       $173,824,187      $2,152,168    $10,494,958
Receivable for The Trusts shares sold ..............           56,382                 --              --         19,156
Receivable for policy-related transactions .........               --            137,065          32,833             --
                                                          -----------       ------------      ----------    -----------
  Total assets .....................................      $60,873,075       $173,961,252      $2,185,001    $10,514,114
                                                          -----------       ------------      ----------    -----------
Liabilities:
Payable for The Trusts shares purchased ............               --            131,821          32,833             --
Payable for policy-related transactions ............           56,416                 --              --         19,041
                                                          -----------       ------------      ----------    -----------
  Total liabilities ................................           56,416            131,821          32,833         19,041
                                                          -----------       ------------      ----------    -----------
Net Assets .........................................      $60,816,659       $173,829,431      $2,152,168    $10,495,073
                                                          ===========       ============      ==========    ===========
Net Assets:
Accumulation Units .................................       60,725,547        173,752,649       2,150,325     10,484,657
Contracts in payout (annuitization) period .........               --                 --              --             --
Retained by AXA Equitable in Separate Account A                91,112             76,782           1,843         10,416
                                                          -----------       ------------      ----------    -----------
Total net assets ...................................      $60,816,659       $173,829,431      $2,152,168    $10,495,073
                                                          ===========       ============      ==========    ===========
Investments in shares of The Trusts, at cost .......      $52,093,762       $179,356,637      $2,154,954    $10,684,917
The Trusts shares held .............................
 Class A ...........................................               --                 --              --             --
 Class B ...........................................        4,821,886         12,994,757         205,551        774,628

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                      EQ/Lord Abbett
                                                        Growth and    EQ/Lord Abbett   EQ/Lord Abbett
                                                          Income      Large Cap Core    Mid Cap Value
                                                     --------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .    $1,735,197      $1,883,427       $10,460,115
Receivable for The Trusts shares sold ..............            --              --                --
Receivable for policy-related transactions .........        18,226           3,641            45,520
                                                        ----------      ----------       -----------
  Total assets .....................................    $1,753,423      $1,887,068       $10,505,635
                                                        ----------      ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ............        18,226           3,641            45,520
Payable for policy-related transactions ............            --              --                --
                                                        ----------      ----------       -----------
  Total liabilities ................................        18,226           3,641            45,520
                                                        ----------      ----------       -----------
Net Assets .........................................    $1,735,197      $1,883,427       $10,460,115
                                                        ==========      ==========       ===========
Net Assets:
Accumulation Units .................................     1,730,786       1,876,908        10,449,970
Contracts in payout (annuitization) period .........            --              --                --
Retained by AXA Equitable in Separate Account A              4,411           6,519            10,145
                                                        ----------      ----------       -----------
Total net assets ...................................    $1,735,197      $1,883,427       $10,460,115
                                                        ==========      ==========       ===========
Investments in shares of The Trusts, at cost .......    $1,695,265      $1,845,541       $10,260,909
The Trusts shares held .............................
 Class A ...........................................            --              --                --
 Class B ...........................................       162,458         176,098           926,715



                                                                        EQ/Mercury
                                                        EQ/Marsico     Basic Value         EQ/Mercury       EQ/MFS Emerging
                                                          Focus           Equity      International Value   Growth Companies
                                                     --------------- --------------- --------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .  $236,382,045    $344,266,544        $206,956,991        $342,149,429
Receivable for The Trusts shares sold ..............            --         372,866                  --             150,479
Receivable for policy-related transactions .........       491,098              --             327,577                  --
                                                      ------------    ------------        ------------        ------------
  Total assets .....................................  $236,873,143    $344,639,410        $207,284,568        $342,299,908
                                                      ------------    ------------        ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ............       491,377              --             327,456                  --
Payable for policy-related transactions ............            --         373,523                  --             150,007
                                                      ------------    ------------        ------------        ------------
  Total liabilities ................................       491,377         373,523             327,456             150,007
                                                      ------------    ------------        ------------        ------------
Net Assets .........................................  $236,381,766    $344,265,887        $206,957,112        $342,149,901
                                                      ============    ============        ============        ============
Net Assets:
Accumulation Units .................................   236,310,495     344,111,608         206,833,107         342,057,805
Contracts in payout (annuitization) period .........            --              --                  --                  --
Retained by AXA Equitable in Separate Account A             71,271         154,279             124,005              92,096
                                                      ------------    ------------        ------------        ------------
Total net assets ...................................  $236,381,766    $344,265,887        $206,957,112        $342,149,901
                                                      ============    ============        ============        ============
Investments in shares of The Trusts, at cost .......  $204,890,396    $315,288,280        $171,957,056        $281,405,439
The Trusts shares held .............................
 Class A ...........................................            --              --                  --                  --
 Class B ...........................................    15,013,330      22,817,787          14,572,764          23,945,958

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                           EQ/MFS          EQ/Money       EQ/Montag &
                                                      Investors Trust       Market      Caldwell Growth
                                                     ----------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .    $16,964,856     $113,954,693       $2,860,502
Receivable for The Trusts shares sold ..............          1,175               --              300
Receivable for policy-related transactions .........             --          293,888               --
                                                        -----------     ------------       ----------
  Total assets .....................................    $16,966,031     $114,248,581       $2,860,802
                                                        -----------     ------------       ----------
Liabilities:
Payable for The Trusts shares purchased ............             --          103,853               --
Payable for policy-related transactions ............          1,182               --              300
                                                        -----------     ------------       ----------
  Total liabilities ................................          1,182          103,853              300
                                                        -----------     ------------       ----------
Net Assets .........................................    $16,964,849     $114,144,728       $2,860,502
                                                        ===========     ============       ==========
Net Assets:
Accumulation Units .................................     16,800,423      109,739,121        2,846,068
Contracts in payout (annuitization) period .........             --          862,293               --
Retained by AXA Equitable in Separate Account A             164,426        3,543,314           14,434
                                                        -----------     ------------       ----------
Total net assets ...................................    $16,964,849     $114,144,728       $2,860,502
                                                        ===========     ============       ==========
Investments in shares of The Trusts, at cost .......    $14,112,699     $114,696,038       $2,788,976
The Trusts shares held .............................
 Class A ...........................................             --       88,395,969               --
 Class B ...........................................      1,679,364       25,557,265          565,477



                                                        EQ/PIMCO       EQ/Short        EQ/Small
                                                      Real Return   Duration Bond   Company Index   EQ/TCW Equity
                                                    ------------- --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .  $14,821,085     $2,211,031    $101,535,601     $7,981,216
Receivable for The Trusts shares sold ..............           --             --              --             --
Receivable for policy-related transactions .........      131,188         17,750         170,266          2,830
                                                      -----------     ----------    ------------     ----------
  Total assets .....................................  $14,952,273     $2,228,781    $101,705,867     $7,984,046
                                                      -----------     ----------    ------------     ----------
Liabilities:
Payable for The Trusts shares purchased ............      131,185         17,750         149,658          2,829
Payable for policy-related transactions ............           --             --              --             --
                                                      -----------     ----------    ------------     ----------
  Total liabilities ................................      131,185         17,750         149,658          2,829
                                                      -----------     ----------    ------------     ----------
Net Assets .........................................  $14,821,088     $2,211,031    $101,556,209     $7,981,217
                                                      ===========     ==========    ============     ==========
Net Assets:
Accumulation Units .................................   14,807,653      2,204,083     101,472,886      7,960,108
Contracts in payout (annuitization) period .........           --             --              --             --
Retained by AXA Equitable in Separate Account A            13,435          6,948          83,323         21,109
                                                      -----------     ----------    ------------     ----------
Total net assets ...................................  $14,821,088     $2,211,031    $101,556,209     $7,981,217
                                                      ===========     ==========    ============     ==========
Investments in shares of The Trusts, at cost .......  $15,099,362     $2,224,224    $ 98,280,745     $7,740,583
The Trusts shares held .............................
 Class A ...........................................           --             --              --             --
 Class B ...........................................    1,461,215        222,320       8,694,569        361,258

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005


                                                        EQ/UBS                       EQ/Van Kampen
                                                      Growth and   EQ/Van Kampen   Emerging Markets
                                                        Income        Comstock          Equity
                                                     ------------ --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .  $7,935,287     $6,681,503      $252,833,286
Receivable for The Trusts shares sold ..............          --             --                --
Receivable for policy-related transactions .........     195,780         41,073           277,097
                                                      ----------     ----------      ------------
  Total assets .....................................  $8,131,067     $6,722,576      $253,110,383
                                                      ----------     ----------      ------------
Liabilities:
Payable for The Trusts shares purchased ............     195,780         41,073           278,058
Payable for policy-related transactions ............          --             --                --
                                                      ----------     ----------      ------------
  Total liabilities ................................     195,780         41,073           278,058
                                                      ----------     ----------      ------------
Net Assets .........................................  $7,935,287     $6,681,503      $252,832,325
                                                      ==========     ==========      ============
Net Assets:
Accumulation Units .................................   7,918,303      6,671,982       252,541,117
Contracts in payout (annuitization) period .........          --             --                --
Retained by AXA Equitable in Separate Account A           16,984          9,521           291,208
                                                      ----------     ----------      ------------
Total net assets ...................................  $7,935,287     $6,681,503      $252,832,325
                                                      ==========     ==========      ============
Investments in shares of The Trusts, at cost .......  $7,579,630     $6,510,983      $211,661,801
The Trusts shares held .............................
 Class A ...........................................          --             --                --
 Class B ...........................................   1,318,489        639,860        19,644,741



                                                      EQ/Van Kampen   EQ/Wells Fargo    Laudus Rosenberg
                                                         Mid Cap        Montgomery         VIT Value       U.S. Real Estate --
                                                          Growth       Small Cap (c)   Long/Short Equity        Class II
                                                     --------------- ---------------- ------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value .    $4,873,217       $550,117          $8,336,553          $93,740,479
Receivable for The Trusts shares sold ..............            --          2,813                  --                   --
Receivable for policy-related transactions .........       127,974             --              12,239              101,766
                                                        ----------       --------          ----------          -----------
  Total assets .....................................    $5,001,191       $552,930          $8,348,792          $93,842,245
                                                        ----------       --------          ----------          -----------
Liabilities:
Payable for The Trusts shares purchased ............       127,974             --              12,255              101,827
Payable for policy-related transactions ............            --          2,813                  --                   --
                                                        ----------       --------          ----------          -----------
  Total liabilities ................................       127,974          2,813              12,255              101,827
                                                        ----------       --------          ----------          -----------
Net Assets .........................................    $4,873,217       $550,117          $8,336,537          $93,740,418
                                                        ==========       ========          ==========          ===========
Net Assets:
Accumulation Units .................................     4,864,667        547,008           8,296,942           93,700,323
Contracts in payout (annuitization) period .........            --             --                  --                   --
Retained by AXA Equitable in Separate Account A              8,550          3,109              39,595               40,095
                                                        ----------       --------          ----------          -----------
Total net assets ...................................    $4,873,217       $550,117          $8,336,537          $93,740,418
                                                        ==========       ========          ==========          ===========
Investments in shares of The Trusts, at cost .......    $4,846,835       $570,708          $8,221,821          $85,968,358
The Trusts shares held .............................
 Class A ...........................................            --             --                  --                   --
 Class B ...........................................       390,329         48,401             776,215            4,089,899

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005






                                            Contract charges   Unit Fair Value   Units Outstanding (000's)
                                           ------------------ ----------------- --------------------------
AXA Aggressive Allocation ..............     Class B 0.50%        $ 130.82                    --
AXA Aggressive Allocation ..............     Class B 0.70%        $ 130.23                    --
AXA Aggressive Allocation ..............     Class B 0.90%        $ 129.64                     2
AXA Aggressive Allocation ..............     Class B 0.95%        $ 129.49                    23
AXA Aggressive Allocation ..............     Class B 1.20%        $ 128.76                    32
AXA Aggressive Allocation ..............     Class B 1.34%        $ 128.35                   122
AXA Aggressive Allocation ..............     Class B 1.35%        $ 128.32                    --
AXA Aggressive Allocation ..............     Class B 1.45%        $ 128.03                    --
AXA Conservative Allocation ............     Class B 0.50%        $ 110.08                    --
AXA Conservative Allocation ............     Class B 0.70%        $ 109.58                    --
AXA Conservative Allocation ............     Class B 0.90%        $ 109.09                     1
AXA Conservative Allocation ............     Class B 0.95%        $ 108.97                    10
AXA Conservative Allocation ............     Class B 1.20%        $ 108.35                    42
AXA Conservative Allocation ............     Class B 1.34%        $ 108.01                    59
AXA Conservative Allocation ............     Class B 1.35%        $ 107.98                    --
AXA Conservative Allocation ............     Class B 1.45%        $ 107.73                    --
AXA Conservative-Plus Allocation .......     Class B 0.50%        $ 114.94                    --
AXA Conservative-Plus Allocation .......     Class B 0.70%        $ 114.43                    --
AXA Conservative-Plus Allocation .......     Class B 0.90%        $ 113.91                     2
AXA Conservative-Plus Allocation .......     Class B 0.95%        $ 113.78                    22
AXA Conservative-Plus Allocation .......     Class B 1.20%        $ 113.14                    44
AXA Conservative-Plus Allocation .......     Class B 1.34%        $ 112.78                   112
AXA Conservative-Plus Allocation .......     Class B 1.35%        $ 112.75                    --
AXA Conservative-Plus Allocation .......     Class B 1.45%        $ 112.49                    --
AXA Moderate Allocation ................     Class A 0.70%        $ 152.68                    --
AXA Moderate Allocation ................     Class A 0.90%        $ 183.99                    56
AXA Moderate Allocation ................     Class A 1.20%        $ 165.24                    --
AXA Moderate Allocation ................     Class A 1.34%        $  57.47                19,656
AXA Moderate Allocation ................     Class A 1.35%        $ 196.88                   155
AXA Moderate Allocation ................     Class A 1.35%        $ 195.64                 1,902
AXA Moderate Allocation ................     Class A 1.45%        $ 126.17                     5
AXA Moderate Allocation ................     Class B 0.50%        $ 109.79                    --
AXA Moderate Allocation ................     Class B 0.70%        $ 152.68                     2
AXA Moderate Allocation ................     Class B 0.70%        $ 119.07                     2
AXA Moderate Allocation ................     Class B 0.90%        $ 130.82                     6
AXA Moderate Allocation ................     Class B 0.90%        $ 115.21                    23
AXA Moderate Allocation ................     Class B 0.95%        $ 117.18                   236
AXA Moderate Allocation ................     Class B 1.20%        $ 126.19                   647
AXA Moderate-Plus Allocation ...........     Class B 0.50%        $ 127.61                    --
AXA Moderate-Plus Allocation ...........     Class B 0.70%        $ 127.03                     1
AXA Moderate-Plus Allocation ...........     Class B 0.90%        $ 126.46                     6
AXA Moderate-Plus Allocation ...........     Class B 0.95%        $ 126.32                   105
AXA Moderate-Plus Allocation ...........     Class B 1.20%        $ 125.60                   122
AXA Moderate-Plus Allocation ...........     Class B 1.34%        $ 125.20                   491
AXA Moderate-Plus Allocation ...........     Class B 1.35%        $ 125.17                     3
AXA Moderate-Plus Allocation ...........     Class B 1.45%        $ 124.89                    --
AXA Premier VIP Aggressive Equity ......     Class A 0.70%        $  83.12                    --
AXA Premier VIP Aggressive Equity ......     Class A 0.90%        $ 103.39                    54
AXA Premier VIP Aggressive Equity ......     Class A 1.20%        $  91.83                    --
AXA Premier VIP Aggressive Equity ......     Class A 1.34%        $  77.39                10,645
AXA Premier VIP Aggressive Equity ......     Class A 1.35%        $ 143.57                   185

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP Aggressive Equity .........     Class A 1.35%        $ 136.36                1,285
AXA Premier VIP Aggressive Equity .........     Class A 1.45%        $  75.62                    5
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $  76.37                   --
AXA Premier VIP Aggressive Equity .........     Class B 0.70%        $  83.12                   13
AXA Premier VIP Aggressive Equity .........     Class B 0.70%        $  82.92                   --
AXA Premier VIP Aggressive Equity .........     Class B 0.90%        $  77.61                    1
AXA Premier VIP Aggressive Equity .........     Class B 0.90%        $  63.86                   34
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $  81.60                   34
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $  75.63                  122
AXA Premier VIP Core Bond .................     Class B 0.50%        $ 116.28                   --
AXA Premier VIP Core Bond .................     Class B 0.70%        $ 115.34                   --
AXA Premier VIP Core Bond .................     Class B 0.90%        $ 114.42                    2
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 100.88                   --
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 114.19                  105
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 113.04                  121
AXA Premier VIP Core Bond .................     Class B 1.34%        $ 112.40                  375
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 112.36                    2
AXA Premier VIP Core Bond .................     Class B 1.45%        $ 111.90                   --
AXA Premier VIP Health Care ...............     Class B 0.50%        $ 120.59                   --
AXA Premier VIP Health Care ...............     Class B 0.70%        $ 119.62                   --
AXA Premier VIP Health Care ...............     Class B 0.90%        $ 118.66                    2
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 118.42                   25
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 117.23                   57
AXA Premier VIP Health Care ...............     Class B 1.34%        $ 116.57                  274
AXA Premier VIP Health Care ...............     Class B 1.34%        $ 154.20                   --
AXA Premier VIP Health Care ...............     Class B 1.35%        $ 116.52                    3
AXA Premier VIP Health Care ...............     Class B 1.45%        $ 116.05                   --
AXA Premier VIP High Yield ................     Class A 0.70%        $ 109.88                   --
AXA Premier VIP High Yield ................     Class A 0.90%        $ 144.66                    4
AXA Premier VIP High Yield ................     Class A 1.20%        $ 123.10                   --
AXA Premier VIP High Yield ................     Class A 1.34%        $ 164.14                  768
AXA Premier VIP High Yield ................     Class A 1.35%        $ 175.05                   26
AXA Premier VIP High Yield ................     Class A 1.45%        $  96.58                    1
AXA Premier VIP High Yield ................     Class B 0.50%        $ 123.08                   --
AXA Premier VIP High Yield ................     Class B 0.70%        $ 109.88                   --
AXA Premier VIP High Yield ................     Class B 0.70%        $ 116.48                   --
AXA Premier VIP High Yield ................     Class B 0.90%        $  99.16                    5
AXA Premier VIP High Yield ................     Class B 0.95%        $ 114.63                  156
AXA Premier VIP High Yield ................     Class B 1.20%        $  96.58                  218
AXA Premier VIP International Equity ......     Class B 0.50%        $ 141.82                   --
AXA Premier VIP International Equity ......     Class B 0.70%        $ 140.68                   --
AXA Premier VIP International Equity ......     Class B 0.90%        $ 139.55                    2
AXA Premier VIP International Equity ......     Class B 0.95%        $ 139.27                   72
AXA Premier VIP International Equity ......     Class B 1.20%        $ 137.87                   71
AXA Premier VIP International Equity ......     Class B 1.34%        $ 137.09                  321
AXA Premier VIP International Equity ......     Class B 1.34%        $ 158.76                    5
AXA Premier VIP International Equity ......     Class B 1.35%        $ 137.03                    1
AXA Premier VIP International Equity ......     Class B 1.45%        $ 136.48                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.50%        $ 113.89                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.70%        $ 112.97                    1
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 108.04                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 112.07                   --

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP Large Cap Core Equity .....     Class B 0.95%        $ 111.84                   14
AXA Premier VIP Large Cap Core Equity .....     Class B 1.20%        $ 110.72                   31
AXA Premier VIP Large Cap Core Equity .....     Class B 1.34%        $ 110.09                  128
AXA Premier VIP Large Cap Core Equity .....     Class B 1.35%        $ 110.05                    1
AXA Premier VIP Large Cap Core Equity .....     Class B 1.45%        $ 109.60                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.50%        $ 100.98                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.70%        $ 100.17                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.90%        $  99.37                    2
AXA Premier VIP Large Cap Growth ..........     Class B 0.95%        $  99.17                   52
AXA Premier VIP Large Cap Growth ..........     Class B 1.20%        $  98.17                   65
AXA Premier VIP Large Cap Growth ..........     Class B 1.34%        $  97.62                  267
AXA Premier VIP Large Cap Growth ..........     Class B 1.35%        $  97.58                    2
AXA Premier VIP Large Cap Growth ..........     Class B 1.45%        $  97.18                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.50%        $ 126.22                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.70%        $ 125.20                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.90%        $ 124.20                    2
AXA Premier VIP Large Cap Value ...........     Class B 0.95%        $ 123.95                   43
AXA Premier VIP Large Cap Value ...........     Class B 1.20%        $ 122.70                   62
AXA Premier VIP Large Cap Value ...........     Class B 1.34%        $ 122.01                  263
AXA Premier VIP Large Cap Value ...........     Class B 1.35%        $ 121.96                    1
AXA Premier VIP Large Cap Value ...........     Class B 1.45%        $ 121.47                   --
AXA Premier VIP Mid Cap Growth ............     Class B 0.50%        $ 104.60                   --
AXA Premier VIP Mid Cap Growth ............     Class B 0.70%        $ 103.76                   --
AXA Premier VIP Mid Cap Growth ............     Class B 0.90%        $ 102.93                    3
AXA Premier VIP Mid Cap Growth ............     Class B 0.95%        $ 102.72                   81
AXA Premier VIP Mid Cap Growth ............     Class B 1.20%        $ 101.69                  122
AXA Premier VIP Mid Cap Growth ............     Class B 1.34%        $ 101.11                  556
AXA Premier VIP Mid Cap Growth ............     Class B 1.34%        $ 152.12                    3
AXA Premier VIP Mid Cap Growth ............     Class B 1.35%        $ 101.07                    3
AXA Premier VIP Mid Cap Growth ............     Class B 1.45%        $ 100.66                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.50%        $ 127.30                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.70%        $ 126.28                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.70%        $ 110.33                   --
AXA Premier VIP Mid Cap Value .............     Class B 0.90%        $ 125.26                    2
AXA Premier VIP Mid Cap Value .............     Class B 0.95%        $ 125.01                   60
AXA Premier VIP Mid Cap Value .............     Class B 1.20%        $ 123.75                   89
AXA Premier VIP Mid Cap Value .............     Class B 1.34%        $ 123.06                  390
AXA Premier VIP Mid Cap Value .............     Class B 1.34%        $ 157.77                    2
AXA Premier VIP Mid Cap Value .............     Class B 1.35%        $ 123.01                    1
AXA Premier VIP Mid Cap Value .............     Class B 1.45%        $ 122.51                   --
AXA Premier VIP Technology ................     Class B 0.50%        $ 103.61                   --
AXA Premier VIP Technology ................     Class B 0.70%        $ 102.78                    8
AXA Premier VIP Technology ................     Class B 0.90%        $ 101.96                    6
AXA Premier VIP Technology ................     Class B 0.95%        $ 101.75                   85
AXA Premier VIP Technology ................     Class B 1.20%        $ 100.73                  128
AXA Premier VIP Technology ................     Class B 1.34%        $ 100.16                  900
AXA Premier VIP Technology ................     Class B 1.34%        $ 154.88                    1
AXA Premier VIP Technology ................     Class B 1.35%        $ 100.12                    6
AXA Premier VIP Technology ................     Class B 1.45%        $  99.71                    1
EQ/Alliance Common Stock ..................     Class A 0.70%        $ 144.65                   --
EQ/Alliance Common Stock ..................     Class A 0.74%        $ 453.40                  115

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                        Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                       ------------------ ----------------- --------------------------
EQ/Alliance Common Stock ...........................     Class A 0.74%        $ 491.12                    42
EQ/Alliance Common Stock ...........................     Class A 0.90%        $ 206.24                    65
EQ/Alliance Common Stock ...........................     Class A 1.20%        $ 171.66                    --
EQ/Alliance Common Stock ...........................     Class A 1.35%        $ 265.43                 3,126
EQ/Alliance Common Stock ...........................     Class A 1.35%        $ 277.33                   214
EQ/Alliance Common Stock ...........................     Class A 1.45%        $ 107.21                    29
EQ/Alliance Common Stock ...........................     Class A 1.49%        $ 341.80                 9,393
EQ/Alliance Common Stock ...........................     Class B 0.50%        $  92.69                    --
EQ/Alliance Common Stock ...........................     Class B 0.70%        $  96.76                    --
EQ/Alliance Common Stock ...........................     Class B 0.70%        $ 144.65                    12
EQ/Alliance Common Stock ...........................     Class B 0.90%        $ 111.98                     4
EQ/Alliance Common Stock ...........................     Class B 0.90%        $ 100.06                    50
EQ/Alliance Common Stock ...........................     Class B 0.95%        $  95.23                   456
EQ/Alliance Common Stock ...........................     Class B 1.20%        $ 107.24                 1,254
EQ/Alliance Growth and Income ......................     Class A 0.70%        $ 182.19                    --
EQ/Alliance Growth and Income ......................     Class A 0.90%        $ 256.76                    22
EQ/Alliance Growth and Income ......................     Class A 1.20%        $ 215.74                    --
EQ/Alliance Growth and Income ......................     Class A 1.34%        $ 305.38                 3,020
EQ/Alliance Growth and Income ......................     Class A 1.35%        $ 305.63                    70
EQ/Alliance Growth and Income ......................     Class A 1.45%        $ 145.58                     7
EQ/Alliance Growth and Income ......................     Class B 0.50%        $ 114.88                    --
EQ/Alliance Growth and Income ......................     Class B 0.70%        $ 129.86                    --
EQ/Alliance Growth and Income ......................     Class B 0.70%        $ 182.19                     2
EQ/Alliance Growth and Income ......................     Class B 0.90%        $ 150.93                    11
EQ/Alliance Growth and Income ......................     Class B 0.95%        $ 127.80                   300
EQ/Alliance Growth and Income ......................     Class B 1.20%        $ 145.60                   726
EQ/Alliance Intermediate Government Securities .....     Class A 0.70%        $ 140.44                    --
EQ/Alliance Intermediate Government Securities .....     Class A 0.74%        $  78.01                    35
EQ/Alliance Intermediate Government Securities .....     Class A 0.90%        $ 151.99                     3
EQ/Alliance Intermediate Government Securities .....     Class A 1.20%        $ 140.78                    --
EQ/Alliance Intermediate Government Securities .....     Class A 1.34%        $ 157.33                   613
EQ/Alliance Intermediate Government Securities .....     Class A 1.35%        $ 151.65                    19
EQ/Alliance Intermediate Government Securities .....     Class A 1.45%        $ 127.51                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.50%        $ 124.85                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.70%        $ 140.44                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.70%        $ 129.55                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.90%        $ 130.34                     2
EQ/Alliance Intermediate Government Securities .....     Class B 0.95%        $ 127.49                   122
EQ/Alliance Intermediate Government Securities .....     Class B 1.20%        $ 127.54                   152
EQ/Alliance International ..........................     Class A 0.70%        $ 136.25                    --
EQ/Alliance International ..........................     Class A 0.90%        $ 147.18                    28
EQ/Alliance International ..........................     Class A 1.20%        $ 130.98                    --
EQ/Alliance International ..........................     Class A 1.34%        $ 130.98                    --
EQ/Alliance International ..........................     Class A 1.35%        $ 146.39                 4,333
EQ/Alliance International ..........................     Class A 1.35%        $ 146.24                   147
EQ/Alliance International ..........................     Class A 1.45%        $ 114.75                     4
EQ/Alliance International ..........................     Class B 0.50%        $ 114.22                    --
EQ/Alliance International ..........................     Class B 0.70%        $ 118.64                    --
EQ/Alliance International ..........................     Class B 0.70%        $ 136.25                     3
EQ/Alliance International ..........................     Class B 0.90%        $ 121.39                    12
EQ/Alliance International ..........................     Class B 0.95%        $ 116.76                   238
EQ/Alliance International ..........................     Class B 1.20%        $ 114.63                   398

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                              Contract charges   Unit Fair Value   Units Outstanding (000's)
                                             ------------------ ----------------- --------------------------
EQ/Alliance Large Cap Growth .............     Class B 0.50%        $  66.85                    --
EQ/Alliance Large Cap Growth .............     Class B 0.70%        $  73.31                    --
EQ/Alliance Large Cap Growth .............     Class B 0.90%        $  72.38                     4
EQ/Alliance Large Cap Growth .............     Class B 0.95%        $  72.15                   184
EQ/Alliance Large Cap Growth .............     Class B 1.20%        $  70.99                   281
EQ/Alliance Large Cap Growth .............     Class B 1.34%        $  70.36                 1,822
EQ/Alliance Large Cap Growth .............     Class B 1.35%        $  70.31                    11
EQ/Alliance Large Cap Growth .............     Class B 1.45%        $  69.86                     2
EQ/Alliance Quality Bond .................     Class A 0.70%        $ 147.47                    --
EQ/Alliance Quality Bond .................     Class A 0.90%        $ 164.70                     4
EQ/Alliance Quality Bond .................     Class A 1.20%        $ 149.02                    --
EQ/Alliance Quality Bond .................     Class A 1.34%        $ 166.86                   726
EQ/Alliance Quality Bond .................     Class A 1.35%        $ 175.92                    23
EQ/Alliance Quality Bond .................     Class A 1.45%        $ 131.90                    --
EQ/Alliance Quality Bond .................     Class B 0.50%        $ 129.96                    --
EQ/Alliance Quality Bond .................     Class B 0.70%        $ 147.47                    --
EQ/Alliance Quality Bond .................     Class B 0.70%        $ 135.08                    --
EQ/Alliance Quality Bond .................     Class B 0.90%        $ 134.77                     4
EQ/Alliance Quality Bond .................     Class B 0.95%        $ 132.94                   116
EQ/Alliance Quality Bond .................     Class B 1.20%        $ 131.99                   136
EQ/Alliance Small Cap Growth .............     Class A 0.70%        $ 142.82                    --
EQ/Alliance Small Cap Growth .............     Class A 0.90%        $ 179.44                    11
EQ/Alliance Small Cap Growth .............     Class A 1.20%        $ 174.78                    --
EQ/Alliance Small Cap Growth .............     Class A 1.34%        $ 172.65                 1,791
EQ/Alliance Small Cap Growth .............     Class A 1.35%        $ 172.50                    32
EQ/Alliance Small Cap Growth .............     Class A 1.45%        $ 125.60                     2
EQ/Alliance Small Cap Growth .............     Class B 0.50%        $  92.73                    --
EQ/Alliance Small Cap Growth .............     Class B 0.70%        $ 154.63                    --
EQ/Alliance Small Cap Growth .............     Class B 0.70%        $ 141.82                     2
EQ/Alliance Small Cap Growth .............     Class B 0.90%        $ 128.81                     4
EQ/Alliance Small Cap Growth .............     Class B 0.95%        $ 152.18                   152
EQ/Alliance Small Cap Growth .............     Class B 1.20%        $ 125.63                   253
EQ/Ariel Appreciation II .................     Class B 0.50%        $ 103.83                    --
EQ/Ariel Appreciation II .................     Class B 0.70%        $ 103.78                    --
EQ/Ariel Appreciation II .................     Class B 0.90%        $ 103.73                    --
EQ/Ariel Appreciation II .................     Class B 0.95%        $ 103.72                    --
EQ/Ariel Appreciation II .................     Class B 1.20%        $ 103.66                     1
EQ/Ariel Appreciation II .................     Class B 1.34%        $ 103.63                     5
EQ/Ariel Appreciation II .................     Class B 1.35%        $ 103.62                    --
EQ/Ariel Appreciation II .................     Class B 1.45%        $ 103.60                    --
EQ/Bear Stearns Small Company Growth .....     Class B 0.50%        $ 122.78                    --
EQ/Bear Stearns Small Company Growth .....     Class B 0.70%        $ 122.48                    --
EQ/Bear Stearns Small Company Growth .....     Class B 0.90%        $ 122.18                     1
EQ/Bear Stearns Small Company Growth .....     Class B 0.95%        $ 122.10                    14
EQ/Bear Stearns Small Company Growth .....     Class B 1.20%        $ 121.73                    26
EQ/Bear Stearns Small Company Growth .....     Class B 1.34%        $ 121.52                    80
EQ/Bear Stearns Small Company Growth .....     Class B 1.35%        $ 121.50                    --
EQ/Bear Stearns Small Company Growth .....     Class B 1.45%        $ 121.35                    --
EQ/Bernstein Diversified Value ...........     Class B 0.50%        $ 135.28                    --
EQ/Bernstein Diversified Value ...........     Class B 0.70%        $ 123.92                     5
EQ/Bernstein Diversified Value ...........     Class B 0.90%        $ 122.34                    13

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Bernstein Diversified Value ........     Class B 0.95%        $ 129.34                   211
EQ/Bernstein Diversified Value ........     Class B 1.20%        $ 120.01                   396
EQ/Bernstein Diversified Value ........     Class B 1.34%        $ 118.93                 2,451
EQ/Bernstein Diversified Value ........     Class B 1.35%        $ 118.85                    26
EQ/Bernstein Diversified Value ........     Class B 1.45%        $ 126.32                     1
EQ/Boston Advisors Equity Income ......     Class B 0.50%        $ 113.20                    --
EQ/Boston Advisors Equity Income ......     Class B 0.70%        $ 112.92                    --
EQ/Boston Advisors Equity Income ......     Class B 0.90%        $ 112.64                     1
EQ/Boston Advisors Equity Income ......     Class B 0.95%        $ 112.58                    24
EQ/Boston Advisors Equity Income ......     Class B 1.20%        $ 112.23                    50
EQ/Boston Advisors Equity Income ......     Class B 1.34%        $ 112.04                   232
EQ/Boston Advisors Equity Income ......     Class B 1.35%        $ 112.02                    --
EQ/Boston Advisors Equity Income ......     Class B 1.45%        $ 111.88                    --
EQ/Calvert Socially Responsible .......     Class B 0.50%        $  81.24                    --
EQ/Calvert Socially Responsible .......     Class B 0.70%        $  90.77                    --
EQ/Calvert Socially Responsible .......     Class B 0.90%        $  89.61                     2
EQ/Calvert Socially Responsible .......     Class B 0.95%        $ 114.53                     2
EQ/Calvert Socially Responsible .......     Class B 1.00%        $  89.04                    --
EQ/Calvert Socially Responsible .......     Class B 1.20%        $  87.90                     8
EQ/Calvert Socially Responsible .......     Class B 1.34%        $  87.10                   143
EQ/Calvert Socially Responsible .......     Class B 1.35%        $  87.05                     1
EQ/Calvert Socially Responsible .......     Class B 1.45%        $ 112.09                    --
EQ/Capital Guardian Growth ............     Class B 0.50%        $  64.85                    --
EQ/Capital Guardian Growth ............     Class B 0.70%        $  74.10                    --
EQ/Capital Guardian Growth ............     Class B 0.90%        $  73.16                     1
EQ/Capital Guardian Growth ............     Class B 0.95%        $  72.92                    10
EQ/Capital Guardian Growth ............     Class B 1.20%        $  71.76                    17
EQ/Capital Guardian Growth ............     Class B 1.34%        $  71.11                    67
EQ/Capital Guardian Growth ............     Class B 1.35%        $  71.07                     2
EQ/Capital Guardian Growth ............     Class B 1.45%        $  94.93                    --
EQ/Capital Guardian International .....     Class B 0.50%        $ 107.18                    --
EQ/Capital Guardian International .....     Class B 0.70%        $ 119.46                     1
EQ/Capital Guardian International .....     Class B 0.90%        $ 117.94                     4
EQ/Capital Guardian International .....     Class B 0.95%        $ 144.44                    49
EQ/Capital Guardian International .....     Class B 1.00%        $ 117.19                    --
EQ/Capital Guardian International .....     Class B 1.20%        $ 115.69                    97
EQ/Capital Guardian International .....     Class B 1.34%        $ 114.65                   436
EQ/Capital Guardian International .....     Class B 1.35%        $ 114.58                     1
EQ/Capital Guardian International .....     Class B 1.45%        $ 141.49                    --
EQ/Capital Guardian Research ..........     Class B 0.50%        $ 112.49                    --
EQ/Capital Guardian Research ..........     Class B 0.70%        $ 124.08                     1
EQ/Capital Guardian Research ..........     Class B 0.90%        $ 122.50                    14
EQ/Capital Guardian Research ..........     Class B 0.95%        $ 122.10                    66
EQ/Capital Guardian Research ..........     Class B 1.20%        $ 120.15                   147
EQ/Capital Guardian Research ..........     Class B 1.34%        $ 119.08                 1,015
EQ/Capital Guardian Research ..........     Class B 1.35%        $ 119.00                    14
EQ/Capital Guardian Research ..........     Class B 1.45%        $ 118.23                     2
EQ/Capital Guardian U.S. Equity .......     Class B 0.50%        $ 115.93                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.70%        $ 119.58                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.90%        $ 118.06                    10
EQ/Capital Guardian U.S. Equity .......     Class B 0.95%        $ 117.68                    76

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Capital Guardian U.S. Equity .......     Class B 1.00%        $ 117.30                    --
EQ/Capital Guardian U.S. Equity .......     Class B 1.20%        $ 115.80                   231
EQ/Capital Guardian U.S. Equity .......     Class B 1.34%        $ 114.76                   684
EQ/Capital Guardian U.S. Equity .......     Class B 1.35%        $ 114.69                     2
EQ/Capital Guardian U.S. Equity .......     Class B 1.45%        $ 113.95                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.50%        $ 104.56                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.70%        $ 104.42                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.90%        $ 104.28                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.95%        $ 104.25                    12
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.20%        $ 104.07                    10
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.34%        $ 103.98                    29
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.35%        $ 103.97                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.45%        $ 103.90                    --
EQ/Equity 500 Index ...................     Class A 0.70%        $ 138.41                    --
EQ/Equity 500 Index ...................     Class A 0.90%        $ 197.59                    23
EQ/Equity 500 Index ...................     Class A 1.00%        $ 222.36                    --
EQ/Equity 500 Index ...................     Class A 1.20%        $ 164.80                    --
EQ/Equity 500 Index ...................     Class A 1.34%        $ 272.79                 3,219
EQ/Equity 500 Index ...................     Class A 1.35%        $ 272.46                    85
EQ/Equity 500 Index ...................     Class A 1.45%        $ 103.47                    12
EQ/Equity 500 Index ...................     Class B 0.50%        $  90.23                    --
EQ/Equity 500 Index ...................     Class B 0.70%        $ 138.41                     5
EQ/Equity 500 Index ...................     Class B 0.70%        $  92.14                     4
EQ/Equity 500 Index ...................     Class B 0.90%        $ 107.63                    12
EQ/Equity 500 Index ...................     Class B 0.95%        $  90.68                   220
EQ/Equity 500 Index ...................     Class B 1.20%        $ 103.49                   666
EQ/Evergreen International Bond .......     Class B 0.50%        $  97.69                    --
EQ/Evergreen International Bond .......     Class B 0.70%        $  97.65                    --
EQ/Evergreen International Bond .......     Class B 0.90%        $  97.60                    --
EQ/Evergreen International Bond .......     Class B 0.95%        $  97.59                     1
EQ/Evergreen International Bond .......     Class B 1.00%        $  97.58                    --
EQ/Evergreen International Bond .......     Class B 1.20%        $  97.53                    --
EQ/Evergreen International Bond .......     Class B 1.34%        $  97.50                     4
EQ/Evergreen International Bond .......     Class B 1.35%        $  97.49                    --
EQ/Evergreen International Bond .......     Class B 1.45%        $  97.47                    --
EQ/Evergreen Omega ....................     Class B 0.50%        $  85.83                    --
EQ/Evergreen Omega ....................     Class B 0.70%        $  87.69                    --
EQ/Evergreen Omega ....................     Class B 0.90%        $  86.57                     2
EQ/Evergreen Omega ....................     Class B 0.95%        $  86.29                    37
EQ/Evergreen Omega ....................     Class B 1.00%        $  86.02                    --
EQ/Evergreen Omega ....................     Class B 1.20%        $  84.92                    44
EQ/Evergreen Omega ....................     Class B 1.34%        $  84.15                   204
EQ/Evergreen Omega ....................     Class B 1.35%        $  84.10                     1
EQ/Evergreen Omega ....................     Class B 1.45%        $  83.56                    --
EQ/FI Mid Cap .........................     Class B 0.50%        $ 125.23                    --
EQ/FI Mid Cap .........................     Class B 0.70%        $ 121.04                     2
EQ/FI Mid Cap .........................     Class B 0.90%        $ 119.75                    15
EQ/FI Mid Cap .........................     Class B 0.95%        $ 119.43                   198
EQ/FI Mid Cap .........................     Class B 1.00%        $ 119.11                    --

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/FI Mid Cap .........................     Class B 1.20%        $ 117.83                   468
EQ/FI Mid Cap .........................     Class B 1.34%        $ 116.94                 1,577
EQ/FI Mid Cap .........................     Class B 1.35%        $ 116.88                     5
EQ/FI Mid Cap .........................     Class B 1.45%        $ 116.25                     1
EQ/FI Mid Cap Value ...................     Class B 0.50%        $ 164.04                    --
EQ/FI Mid Cap Value ...................     Class B 0.70%        $ 131.69                     1
EQ/FI Mid Cap Value ...................     Class B 0.90%        $ 129.72                    15
EQ/FI Mid Cap Value ...................     Class B 0.90%        $ 160.54                     5
EQ/FI Mid Cap Value ...................     Class B 0.95%        $ 163.36                   181
EQ/FI Mid Cap Value ...................     Class B 1.00%        $ 128.75                    --
EQ/FI Mid Cap Value ...................     Class B 1.20%        $ 126.82                   377
EQ/FI Mid Cap Value ...................     Class B 1.34%        $ 158.32                 2,279
EQ/FI Mid Cap Value ...................     Class B 1.35%        $ 125.38                    40
EQ/FI Mid Cap Value ...................     Class B 1.45%        $ 124.06                     2
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.50%        $ 105.64                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.70%        $ 105.50                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.90%        $ 105.35                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.95%        $ 105.32                     3
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.20%        $ 105.14                     5
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.34%        $ 105.04                    16
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.35%        $ 105.04                    --
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.45%        $ 104.97                    --
EQ/GAMCO Small Company Value ..........     Class B 0.50%        $ 117.75                    --
EQ/GAMCO Small Company Value ..........     Class B 0.70%        $ 117.46                    --
EQ/GAMCO Small Company Value ..........     Class B 0.90%        $ 117.17                     1
EQ/GAMCO Small Company Value ..........     Class B 0.95%        $ 117.10                    26
EQ/GAMCO Small Company Value ..........     Class B 1.20%        $ 116.74                    62
EQ/GAMCO Small Company Value ..........     Class B 1.34%        $ 116.54                   251
EQ/GAMCO Small Company Value ..........     Class B 1.35%        $ 116.53                     1
EQ/GAMCO Small Company Value ..........     Class B 1.45%        $ 116.38                    --
EQ/International Growth ...............     Class B 0.50%        $ 115.64                    --
EQ/International Growth ...............     Class B 0.70%        $ 115.49                    --
EQ/International Growth ...............     Class B 0.90%        $ 115.34                    --
EQ/International Growth ...............     Class B 0.95%        $ 115.30                     2
EQ/International Growth ...............     Class B 1.20%        $ 115.10                     4
EQ/International Growth ...............     Class B 1.34%        $ 115.00                    13
EQ/International Growth ...............     Class B 1.35%        $ 114.99                    --
EQ/International Growth ...............     Class B 1.45%        $ 114.91                    --
EQ/Janus Large Cap Growth .............     Class B 0.50%        $  71.12                    --
EQ/Janus Large Cap Growth .............     Class B 0.70%        $  66.03                     4
EQ/Janus Large Cap Growth .............     Class B 0.90%        $  65.32                     3
EQ/Janus Large Cap Growth .............     Class B 0.95%        $  65.15                    95
EQ/Janus Large Cap Growth .............     Class B 1.00%        $  64.97                    --
EQ/Janus Large Cap Growth .............     Class B 1.20%        $  64.28                   225
EQ/Janus Large Cap Growth .............     Class B 1.34%        $  63.79                   814
EQ/Janus Large Cap Growth .............     Class B 1.35%        $  63.76                     3
EQ/Janus Large Cap Growth .............     Class B 1.45%        $  63.41                    --
EQ/JPMorgan Core Bond .................     Class B 0.50%        $ 117.03                    --
EQ/JPMorgan Core Bond .................     Class B 0.70%        $ 116.07                     1
EQ/JPMorgan Core Bond .................     Class B 0.90%        $ 115.13                     3
EQ/JPMorgan Core Bond .................     Class B 0.95%        $ 114.89                   180

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/JPMorgan Core Bond .................     Class B 1.00%        $ 114.65                   --
EQ/JPMorgan Core Bond .................     Class B 1.20%        $ 113.71                  130
EQ/JPMorgan Core Bond .................     Class B 1.34%        $ 113.06                  575
EQ/JPMorgan Core Bond .................     Class B 1.35%        $ 113.01                    2
EQ/JPMorgan Core Bond .................     Class B 1.45%        $ 112.55                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.50%        $ 112.39                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.70%        $ 112.65                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.90%        $ 110.96                    5
EQ/JPMorgan Value Opportunities .......     Class B 0.90%        $ 109.75                    1
EQ/JPMorgan Value Opportunities .......     Class B 0.95%        $ 102.75                   22
EQ/JPMorgan Value Opportunities .......     Class B 1.00%        $ 110.13                   --
EQ/JPMorgan Value Opportunities .......     Class B 1.20%        $ 108.48                   39
EQ/JPMorgan Value Opportunities .......     Class B 1.34%        $ 135.43                  382
EQ/JPMorgan Value Opportunities .......     Class B 1.35%        $ 107.25                   16
EQ/JPMorgan Value Opportunities .......     Class B 1.45%        $ 105.33                    1
EQ/Lazard Small Cap Value .............     Class B 0.50%        $ 180.45                   --
EQ/Lazard Small Cap Value .............     Class B 0.70%        $ 189.39                   --
EQ/Lazard Small Cap Value .............     Class B 0.90%        $ 186.98                    9
EQ/Lazard Small Cap Value .............     Class B 0.95%        $ 147.08                   95
EQ/Lazard Small Cap Value .............     Class B 1.00%        $ 185.79                   --
EQ/Lazard Small Cap Value .............     Class B 1.20%        $ 183.41                  120
EQ/Lazard Small Cap Value .............     Class B 1.34%        $ 181.76                  739
EQ/Lazard Small Cap Value .............     Class B 1.35%        $ 181.65                   10
EQ/Lazard Small Cap Value .............     Class B 1.45%        $ 141.51                   --
EQ/Legg Mason Value Equity ............     Class B 0.50%        $ 106.62                   --
EQ/Legg Mason Value Equity ............     Class B 0.70%        $ 106.57                   --
EQ/Legg Mason Value Equity ............     Class B 0.90%        $ 106.52                   --
EQ/Legg Mason Value Equity ............     Class B 0.95%        $ 106.50                    1
EQ/Legg Mason Value Equity ............     Class B 1.00%        $ 106.49                   --
EQ/Legg Mason Value Equity ............     Class B 1.20%        $ 106.44                    6
EQ/Legg Mason Value Equity ............     Class B 1.34%        $ 106.40                   13
EQ/Legg Mason Value Equity ............     Class B 1.35%        $ 106.40                   --
EQ/Legg Mason Value Equity ............     Class B 1.45%        $ 106.38                   --
EQ/Long Term Bond .....................     Class B 0.50%        $ 100.56                   --
EQ/Long Term Bond .....................     Class B 0.70%        $ 100.42                   --
EQ/Long Term Bond .....................     Class B 0.90%        $ 100.29                   --
EQ/Long Term Bond .....................     Class B 0.95%        $ 100.26                   13
EQ/Long Term Bond .....................     Class B 1.00%        $ 100.22                   --
EQ/Long Term Bond .....................     Class B 1.20%        $ 100.09                   21
EQ/Long Term Bond .....................     Class B 1.34%        $  99.99                   71
EQ/Long Term Bond .....................     Class B 1.35%        $  99.99                   --
EQ/Long Term Bond .....................     Class B 1.45%        $  99.92                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.50%        $ 106.59                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.70%        $ 106.44                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.90%        $ 106.30                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.95%        $ 106.27                    2
EQ/Lord Abbett Growth and Income ......     Class B 1.00%        $ 106.23                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.20%        $ 106.09                    3
EQ/Lord Abbett Growth and Income ......     Class B 1.34%        $ 105.99                   11
EQ/Lord Abbett Growth and Income ......     Class B 1.35%        $ 105.98                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.45%        $ 105.91                   --

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Lord Abbett Large Cap Core .........     Class B 0.50%        $ 106.21                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.70%        $ 106.07                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.90%        $ 105.93                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.95%        $ 105.89                     3
EQ/Lord Abbett Large Cap Core .........     Class B 1.00%        $ 105.86                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.20%        $ 105.72                     2
EQ/Lord Abbett Large Cap Core .........     Class B 1.34%        $ 105.62                    13
EQ/Lord Abbett Large Cap Core .........     Class B 1.35%        $ 105.61                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.45%        $  91.36                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.50%        $ 112.11                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.70%        $ 111.96                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.90%        $ 111.82                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.95%        $ 111.78                    13
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.00%        $ 111.74                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.20%        $ 111.59                    14
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.34%        $ 111.49                    67
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.35%        $ 111.48                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.45%        $ 111.40                    --
EQ/Marsico Focus ......................     Class B 0.50%        $ 147.58                    --
EQ/Marsico Focus ......................     Class B 0.70%        $ 146.32                    --
EQ/Marsico Focus ......................     Class B 0.90%        $ 145.08                    11
EQ/Marsico Focus ......................     Class B 0.95%        $ 144.77                   180
EQ/Marsico Focus ......................     Class B 1.00%        $ 144.46                    --
EQ/Marsico Focus ......................     Class B 1.20%        $ 143.22                   241
EQ/Marsico Focus ......................     Class B 1.34%        $ 142.37                 1,217
EQ/Marsico Focus ......................     Class B 1.35%        $ 142.31                     6
EQ/Marsico Focus ......................     Class B 1.45%        $ 141.69                    --
EQ/Mercury Basic Value Equity .........     Class B 0.50%        $ 130.65                    --
EQ/Mercury Basic Value Equity .........     Class B 0.70%        $ 164.45                    --
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 161.99                     9
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 158.27                     4
EQ/Mercury Basic Value Equity .........     Class B 0.95%        $ 134.83                   168
EQ/Mercury Basic Value Equity .........     Class B 1.00%        $ 160.78                    --
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 158.36                    --
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 157.16                   294
EQ/Mercury Basic Value Equity .........     Class B 1.34%        $ 202.92                 1,330
EQ/Mercury Basic Value Equity .........     Class B 1.35%        $ 156.58                    19
EQ/Mercury Basic Value Equity .........     Class B 1.45%        $ 154.23                     2
EQ/Mercury International Value ........     Class B 0.50%        $ 106.30                    --
EQ/Mercury International Value ........     Class B 0.70%        $ 130.47                     2
EQ/Mercury International Value ........     Class B 0.90%        $ 128.80                    10
EQ/Mercury International Value ........     Class B 0.95%        $ 128.39                   159
EQ/Mercury International Value ........     Class B 1.00%        $ 127.98                    --
EQ/Mercury International Value ........     Class B 1.20%        $ 126.34                   197
EQ/Mercury International Value ........     Class B 1.34%        $ 125.21                 1,260
EQ/Mercury International Value ........     Class B 1.35%        $ 125.13                    17
EQ/Mercury International Value ........     Class B 1.45%        $ 136.12                     1
EQ/MFS Emerging Growth Companies ......     Class B 0.50%        $  56.29                    --
EQ/MFS Emerging Growth Companies ......     Class B 0.70%        $  99.73                     4
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  98.24                    25
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  87.96                     5

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/MFS Emerging Growth Companies ......     Class B 0.95%        $  83.12                   124
EQ/MFS Emerging Growth Companies ......     Class B 1.00%        $  97.50                    --
EQ/MFS Emerging Growth Companies ......     Class B 1.20%        $  92.23                   215
EQ/MFS Emerging Growth Companies ......     Class B 1.34%        $ 142.04                 2,130
EQ/MFS Emerging Growth Companies ......     Class B 1.35%        $  94.95                    55
EQ/MFS Emerging Growth Companies ......     Class B 1.45%        $  90.50                     9
EQ/MFS Investors Trust ................     Class B 0.50%        $  91.93                    --
EQ/MFS Investors Trust ................     Class B 0.70%        $  96.43                    --
EQ/MFS Investors Trust ................     Class B 0.90%        $  95.21                     2
EQ/MFS Investors Trust ................     Class B 0.95%        $  94.90                    16
EQ/MFS Investors Trust ................     Class B 1.00%        $  94.60                    --
EQ/MFS Investors Trust ................     Class B 1.20%        $  93.39                    31
EQ/MFS Investors Trust ................     Class B 1.34%        $  92.55                   132
EQ/MFS Investors Trust ................     Class B 1.35%        $  92.49                    --
EQ/MFS Investors Trust ................     Class B 1.45%        $  91.89                    --
EQ/Money Market .......................     Class A 0.70%        $ 123.61                    --
EQ/Money Market .......................     Class A 0.74%        $ 132.05                    --
EQ/Money Market .......................     Class A 0.74%        $  43.38                    79
EQ/Money Market .......................     Class A 0.90%        $ 130.47                    19
EQ/Money Market .......................     Class A 1.20%        $ 123.17                    --
EQ/Money Market .......................     Class A 1.35%        $ 135.29                    63
EQ/Money Market .......................     Class A 1.35%        $ 134.65                   166
EQ/Money Market .......................     Class A 1.45%        $ 113.11                    --
EQ/Money Market .......................     Class A 1.49%        $  34.19                 1,383
EQ/Money Market .......................     Class B 0.50%        $ 107.81                    --
EQ/Money Market .......................     Class B 0.70%        $ 123.61                    --
EQ/Money Market .......................     Class B 0.70%        $ 112.56                    --
EQ/Money Market .......................     Class B 0.90%        $ 115.83                     1
EQ/Money Market .......................     Class B 0.90%        $ 104.78                     1
EQ/Money Market .......................     Class B 0.95%        $ 110.78                   159
EQ/Money Market .......................     Class B 1.20%        $ 113.12                    68
EQ/Montag & Caldwell Growth ...........     Class B 0.50%        $ 109.97                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.70%        $ 109.70                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.90%        $ 109.43                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.95%        $ 109.36                     3
EQ/Montag & Caldwell Growth ...........     Class B 1.00%        $ 109.30                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.20%        $ 109.03                     6
EQ/Montag & Caldwell Growth ...........     Class B 1.34%        $ 108.84                    17
EQ/Montag & Caldwell Growth ...........     Class B 1.35%        $ 108.83                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.45%        $ 108.69                    --
EQ/PIMCO Real Return ..................     Class B 0.50%        $  99.91                    --
EQ/PIMCO Real Return ..................     Class B 0.70%        $  99.78                    --
EQ/PIMCO Real Return ..................     Class B 0.90%        $  99.64                    --
EQ/PIMCO Real Return ..................     Class B 0.95%        $  99.61                    32
EQ/PIMCO Real Return ..................     Class B 1.00%        $  99.58                    --
EQ/PIMCO Real Return ..................     Class B 1.20%        $  99.44                    35
EQ/PIMCO Real Return ..................     Class B 1.34%        $  99.35                    82
EQ/PIMCO Real Return ..................     Class B 1.35%        $  99.34                    --
EQ/PIMCO Real Return ..................     Class B 1.45%        $  99.28                    --
EQ/Short Duration Bond ................     Class B 0.50%        $ 100.36                    --
EQ/Short Duration Bond ................     Class B 0.70%        $ 100.23                    --
EQ/Short Duration Bond ................     Class B 0.90%        $ 100.09                    --

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                          Contract charges   Unit Fair Value   Units Outstanding (000's)
                                         ------------------ ----------------- --------------------------
EQ/Short Duration Bond ...............     Class B 0.95%        $ 100.06                     6
EQ/Short Duration Bond ...............     Class B 1.00%        $ 100.03                    --
EQ/Short Duration Bond ...............     Class B 1.20%        $  99.89                     3
EQ/Short Duration Bond ...............     Class B 1.34%        $  99.80                    13
EQ/Short Duration Bond ...............     Class B 1.35%        $  99.79                    --
EQ/Short Duration Bond ...............     Class B 1.45%        $  99.72                    --
EQ/Small Company Index ...............     Class B 0.50%        $ 145.04                    --
EQ/Small Company Index ...............     Class B 0.70%        $ 143.86                     2
EQ/Small Company Index ...............     Class B 0.90%        $ 142.68                     5
EQ/Small Company Index ...............     Class B 0.95%        $ 142.39                    43
EQ/Small Company Index ...............     Class B 1.00%        $ 142.10                    --
EQ/Small Company Index ...............     Class B 1.20%        $ 140.93                   133
EQ/Small Company Index ...............     Class B 1.34%        $ 140.12                   537
EQ/Small Company Index ...............     Class B 1.35%        $ 140.06                     3
EQ/Small Company Index ...............     Class B 1.45%        $ 139.49                    --
EQ/TCW Equity ........................     Class B 0.50%        $ 115.29                    --
EQ/TCW Equity ........................     Class B 0.70%        $ 115.01                    --
EQ/TCW Equity ........................     Class B 0.90%        $ 114.73                    --
EQ/TCW Equity ........................     Class B 0.95%        $ 114.66                     8
EQ/TCW Equity ........................     Class B 1.00%        $ 114.49                    --
EQ/TCW Equity ........................     Class B 1.20%        $ 114.31                    26
EQ/TCW Equity ........................     Class B 1.34%        $ 114.11                    36
EQ/TCW Equity ........................     Class B 1.35%        $ 114.10                    --
EQ/TCW Equity ........................     Class B 1.45%        $ 113.95                    --
EQ/UBS Growth and Income .............     Class B 0.50%        $ 118.70                    --
EQ/UBS Growth and Income .............     Class B 0.70%        $ 118.41                    --
EQ/UBS Growth and Income .............     Class B 0.90%        $ 118.12                    --
EQ/UBS Growth and Income .............     Class B 0.95%        $ 118.05                     5
EQ/UBS Growth and Income .............     Class B 1.00%        $ 117.97                    --
EQ/UBS Growth and Income .............     Class B 1.20%        $ 117.68                    21
EQ/UBS Growth and Income .............     Class B 1.34%        $ 117.48                    41
EQ/UBS Growth and Income .............     Class B 1.35%        $ 117.46                    --
EQ/UBS Growth and Income .............     Class B 1.45%        $ 117.32                    --
EQ/Van Kampen Comstock ...............     Class B 0.50%        $ 104.88                    --
EQ/Van Kampen Comstock ...............     Class B 0.70%        $ 104.74                    --
EQ/Van Kampen Comstock ...............     Class B 0.90%        $ 104.60                    --
EQ/Van Kampen Comstock ...............     Class B 0.95%        $ 104.56                     8
EQ/Van Kampen Comstock ...............     Class B 1.00%        $ 104.53                    --
EQ/Van Kampen Comstock ...............     Class B 1.20%        $ 104.39                     9
EQ/Van Kampen Comstock ...............     Class B 1.34%        $ 104.29                    47
EQ/Van Kampen Comstock ...............     Class B 1.35%        $ 104.28                    --
EQ/Van Kampen Comstock ...............     Class B 1.45%        $ 104.21                    --
EQ/Van Kampen Emerging Markets Equity      Class B 0.50%        $ 178.13                    --
EQ/Van Kampen Emerging Markets Equity      Class B 0.70%        $ 220.86                    --
EQ/Van Kampen Emerging Markets Equity      Class B 0.90%        $ 217.56                     2
EQ/Van Kampen Emerging Markets Equity      Class B 0.90%        $ 258.05                     2
EQ/Van Kampen Emerging Markets Equity      Class B 0.95%        $ 191.11                    92
EQ/Van Kampen Emerging Markets Equity      Class B 1.00%        $ 215.93                    --
EQ/Van Kampen Emerging Markets Equity      Class B 1.20%        $ 200.85                   144
EQ/Van Kampen Emerging Markets Equity      Class B 1.34%        $ 139.53                 1,420

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                     Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                    ------------------ ----------------- --------------------------
EQ/Van Kampen Emerging Markets Equity ...........     Class B 1.34%        $ 225.55                    4
EQ/Van Kampen Emerging Markets Equity ...........     Class B 1.35%        $ 210.28                   18
EQ/Van Kampen Emerging Markets Equity ...........     Class B 1.45%        $ 197.09                    1
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.50%        $ 124.44                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.70%        $ 124.27                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.90%        $ 124.11                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.90%        $ 124.07                    3
EQ/Van Kampen Mid Cap Growth ....................     Class B 0.95%        $ 124.02                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.00%        $ 124.02                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.20%        $ 123.86                    4
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.34%        $ 123.74                   32
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.35%        $ 123.73                   --
EQ/Van Kampen Mid Cap Growth ....................     Class B 1.45%        $ 123.65                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.50%        $ 119.72                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.70%        $ 119.56                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.90%        $ 119.40                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 0.95%        $ 119.36                    1
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.00%        $ 119.32                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.20%        $ 119.16                    1
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.34%        $ 119.05                    3
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.35%        $ 119.04                   --
EQ/Wells Fargo Montgomery Small Cap .............     Class B 1.45%        $ 118.96                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.50%        $ 109.94                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.70%        $ 108.82                    1
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.90%        $ 108.95                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 0.95%        $ 108.82                    9
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.00%        $ 108.70                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.20%        $ 108.21                   13
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.34%        $ 107.86                   54
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.35%        $ 107.84                   --
Laudus Rosenberg VIT Value Long/Short Equity ....     Class B 1.45%        $ 107.59                   --
U.S. Real Estate -- Class II ....................     Class B 0.50%        $ 168.35                   --
U.S. Real Estate -- Class II ....................     Class B 0.70%        $ 167.59                    1
U.S. Real Estate -- Class II ....................     Class B 0.90%        $ 166.84                    3
U.S. Real Estate -- Class II ....................     Class B 0.95%        $ 166.65                   41
U.S. Real Estate -- Class II ....................     Class B 1.00%        $ 166.46                   --
U.S. Real Estate -- Class II ....................     Class B 1.20%        $ 165.70                   86
U.S. Real Estate -- Class II ....................     Class B 1.34%        $ 165.18                  435
U.S. Real Estate -- Class II ....................     Class B 1.35%        $ 165.14                    1
U.S. Real Estate -- Class II ....................     Class B 1.45%        $ 164.77                   --

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-
                                                      Allocation       Allocation       Plus Allocation
                                                   --------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  764,084      $   385,019         $   689,764
 Expenses:
  Asset-based charges ............................       192,557          131,053             192,260
  Less: Reduction for expense limitation .........            --               --                  --
                                                      ----------      -----------         -----------
  Net Expenses ...................................       192,557          131,053             192,260
                                                      ----------      -----------         -----------
Net Investment Income (Loss) .....................       571,527          253,966             497,504
                                                      ----------      -----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       605,763          126,814             230,517
  Realized gain distribution from The Trusts .....            --           24,208              51,505
                                                      ----------      -----------         -----------
 Net realized gain (loss) ........................       605,763          151,022             282,022
                                                      ----------      -----------         -----------
  Change in unrealized appreciation
   (depreciation) of investments .................       281,891         (242,871)           (324,896)
                                                      ----------      -----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       887,654          (91,849)            (42,874)
                                                      ----------      -----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,459,181      $   162,117         $   454,630
                                                      ==========      ===========         ===========



                                                    AXA Moderate    AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                     Allocation    Plus Allocation   Aggressive Equity      Core Bond
                                                   -------------- ----------------- ------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 42,413,327      $3,067,369                  --      $   2,345,674
 Expenses:
  Asset-based charges ............................    23,674,219         751,978          13,647,436            841,992
  Less: Reduction for expense limitation .........    (6,507,669)             --          (2,989,113)                --
                                                    ------------      ----------          ----------      -------------
  Net Expenses ...................................    17,166,551         751,978          10,658,324            841,992
                                                    ------------      ----------          ----------      -------------
Net Investment Income (Loss) .....................    25,246,776       2,315,391         (10,658,324)         1,503,682
                                                    ------------      ----------         -----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    17,200,129         924,360         (33,806,813)           (88,672)
  Realized gain distribution from The Trusts .....            --              --                  --                 --
                                                    ------------      ----------         -----------      -------------
 Net realized gain (loss) ........................    17,200,129         924,360         (33,806,813)           (88,672)
                                                    ------------      ----------         -----------      -------------
  Change in unrealized appreciation
   (depreciation) of investments .................    21,156,626       1,385,403         113,069,007         (1,086,942)
                                                    ------------      ----------         -----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    38,356,755       2,309,763          79,262,194         (1,175,614)
                                                    ------------      ----------         -----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 63,603,531      $4,625,154      $   68,603,871      $     328,068
                                                    ============      ==========      ==============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                      Health Care        High Yield     International Equity
                                                   ----------------- ----------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,006,918       $ 13,412,764          $2,251,780
 Expenses:
  Asset-based charges ............................       480,720          2,183,226             687,011
  Less: Reduction for expense limitation .........            --                 --                  --
                                                      ----------       ------------          ----------
  Net Expenses ...................................       480,720          2,183,226             687,011
                                                      ----------       ------------          ----------
Net Investment Income (Loss) .....................       526,198         11,229,538           1,564,769
                                                      ----------       ------------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (73,854)          (348,211)          3,316,733
  Realized gain distribution from The Trusts .....     1,096,134                 --           2,121,777
                                                      ----------       ------------          ----------
 Net realized gain (loss) ........................     1,022,280           (348,211)          5,438,510
                                                      ----------       ------------          ----------
  Change in unrealized appreciation
   (depreciation) of investments .................       784,518         (7,591,995)            817,466
                                                      ----------       ------------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,806,798         (7,940,206)          6,255,976
                                                      ----------       ------------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,332,996       $  3,289,332          $7,820,745
                                                      ==========       ============          ==========



                                                    AXA Premier VIP  AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap        Large Cap         Large Cap          Mid Cap
                                                      Core Equity         Growth            Value             Growth
                                                   ---------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  184,099               --       $   1,249,713     $   1,236,856
 Expenses:
  Asset-based charges ............................       238,295          437,520             504,999           922,691
  Less: Reduction for expense limitation .........            --               --                  --                --
                                                      ----------          -------       -------------     -------------
  Net Expenses ...................................       238,295          437,520             504,999           922,691
                                                      ----------          -------       -------------     -------------
Net Investment Income (Loss) .....................       (54,196)        (437,520)            744,714           314,165
                                                      ----------         --------       -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,539,177        1,379,468           1,893,238         4,318,341
  Realized gain distribution from The Trusts .....       376,956               --           1,006,521         8,921,589
                                                      ----------        ---------       -------------     -------------
 Net realized gain (loss) ........................     1,916,133        1,379,468           2,899,759        13,239,930
                                                      ----------        ---------       -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments .................      (683,093)       1,313,405          (1,294,817)       (8,252,546)
                                                      ----------        ---------       -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,233,040        2,692,873           1,604,942         4,987,384
                                                      ----------        ---------       -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,178,844       $2,255,353       $   2,349,656     $   5,301,549
                                                      ==========       ==========       =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    AXA Premier VIP
                                                        Mid Cap       AXA Premier VIP     EQ/Alliance
                                                         Value           Technology      Common Stock
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    4,618,677     $          --    $  46,093,940
 Expenses:
  Asset-based charges ............................         856,364         1,376,573       63,365,091
  Less: Reduction for expense limitation .........              --                --       (8,267,847)
                                                    --------------     -------------    -------------
  Net Expenses ...................................         856,364         1,376,573       55,097,243
                                                    --------------     -------------    -------------
Net Investment Income (Loss) .....................       3,762,313        (1,376,573)      (9,003,303)
                                                    --------------     -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       6,171,868         5,452,891      (37,455,125)
  Realized gain distribution from The Trusts .....      10,061,101                --               --
                                                    --------------     -------------    -------------
 Net realized gain (loss) ........................      16,232,969         5,452,891      (37,455,125)
                                                    --------------     -------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (16,076,892)        5,694,255      175,317,492
                                                    --------------     -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         156,077        11,147,146      137,862,367
                                                    --------------     -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    3,918,390     $   9,770,573    $ 128,859,064
                                                    ==============     =============    =============



                                                                      EQ/Alliance
                                                      EQ/Alliance     Intermediate                    EQ/Alliance
                                                      Growth and       Government     EQ/Alliance      Large Cap
                                                        Income         Securities    International       Growth
                                                   ---------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   13,472,957   $   5,102,438    $11,774,885    $         --
 Expenses:
  Asset-based charges ............................      14,373,383       1,849,609      8,886,171       1,923,340
  Less: Reduction for expense limitation .........              --          (8,525)            --              --
                                                    --------------   -------------    -----------    ------------
  Net Expenses ...................................      14,373,383       1,841,084      8,886,171       1,923,340
                                                    --------------   -------------    -----------    ------------
Net Investment Income (Loss) .....................        (900,426)      3,261,354      2,888,714      (1,923,340)
                                                    --------------   -------------    -----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      28,195,887      (1,030,160)    47,600,861      (1,998,688)
  Realized gain distribution from The Trusts .....      32,948,030              --             --              --
                                                    --------------   -------------    -----------    ------------
 Net realized gain (loss) ........................      61,143,917      (1,030,160)    47,600,861      (1,998,688)
                                                    --------------   -------------    -----------    ------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (13,424,472)     (2,002,479)    40,900,846      22,548,456
                                                    --------------   -------------    -----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      47,719,445      (3,032,639)    88,501,707      20,549,768
                                                    --------------   -------------    -----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   46,819,019   $     228,715    $91,390,421    $ 18,626,429
                                                    ==============   =============    ===========    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                     EQ/Alliance
                                                     EQ/Alliance      Small Cap           EQ/Ariel
                                                     Quality Bond       Growth      Appreciation II (b)
                                                   --------------- --------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   6,381,049   $         --          $  759
 Expenses:
  Asset-based charges ............................      2,094,768      4,539,780             521
  Less: Reduction for expense limitation .........             --             --              --
                                                    -------------   ------------          ------
  Net Expenses ...................................      2,094,768      4,539,780             521
                                                    -------------   ------------          ------
Net Investment Income (Loss) .....................      4,286,281     (4,539,780)            238
                                                    -------------   ------------          ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        487,086     14,882,646              59
  Realized gain distribution from The Trusts .....             --             --              --
                                                    -------------   ------------          ------
 Net realized gain (loss) ........................        487,086     14,882,646              59
                                                    -------------   ------------          ------
  Change in unrealized appreciation
   (depreciation) of investments .................     (3,294,810)    24,371,988            (814)
                                                    -------------   ------------          ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (2,807,724)    39,254,634            (755)
                                                    -------------   ------------          ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   1,478,557   $ 34,714,854          $ (517)
                                                    =============   ============          ======



                                                    EQ/Bear Stearns                                             EQ/Calvert
                                                     Small Company       EQ/Bernstein     EQ/Boston Advisors     Socially
                                                       Growth (a)     Diversified Value      Equity Income      Responsible
                                                   ----------------- ------------------- -------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $228,892        $  4,140,334          $  452,470        $       --
 Expenses:
  Asset-based charges ............................        90,214           4,491,778             278,607           153,557
  Less: Reduction for expense limitation .........            --                  --                  --                --
                                                        --------        ------------          ----------        ----------
  Net Expenses ...................................        90,214           4,491,778             278,607           153,557
                                                        --------        ------------          ----------        ----------
Net Investment Income (Loss) .....................       138,678            (351,444)            173,863          (153,557)
                                                        --------        ------------          ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       206,605          11,170,947             280,164           251,869
  Realized gain distribution from The Trusts .....            --           7,446,102                  --           514,171
                                                        --------        ------------          ----------        ----------
 Net realized gain (loss) ........................       206,605          18,617,049             280,164           766,040
                                                        --------        ------------          ----------        ----------
  Change in unrealized appreciation
   (depreciation) of investments .................       219,362          (3,915,633)            767,174           482,643
                                                        --------        ------------          ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       425,967          14,701,416           1,047,338         1,248,683
                                                        --------        ------------          ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $564,645        $ 14,349,972          $1,221,201        $1,095,126
                                                        ========        ============          ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Capital    EQ/Capital
                                                     Guardian      Guardian         EQ/Capital
                                                      Growth    International   Guardian Research
                                                   ----------- --------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  12,221     $  881,270      $     818,009
 Expenses:
  Asset-based charges ............................     72,564        680,368          1,952,736
  Less: Reduction for expense limitation .........         --             --                 --
                                                    ---------     ----------      -------------
  Net Expenses ...................................     72,564        680,368          1,952,736
                                                    ---------     ----------      -------------
Net Investment Income (Loss) .....................    (60,343)       200,902         (1,134,727)
                                                    ---------     ----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    216,632      3,330,804          8,909,482
  Realized gain distribution from The Trusts .....         --         75,889                 --
                                                    ---------     ----------      -------------
 Net realized gain (loss) ........................    216,632      3,406,693          8,909,482
                                                    ---------     ----------      -------------
  Change in unrealized appreciation
   (depreciation) of investments .................    171,278      5,293,529         (1,079,011)
                                                    ---------     ----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    387,910      8,700,222          7,830,471
                                                    ---------     ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 327,567     $8,901,124      $   6,695,744
                                                    =========     ==========      =============



                                                      EQ/Capital    EQ/Caywood-Scholl                  EQ/Evergreen
                                                       Guardian         High Yield        EQ/Equity    International
                                                     U.S. Equity         Bond (a)         500 Index      Bond (b)
                                                   --------------- ------------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     589,006      $   274,281      $ 15,457,531     $    --
 Expenses:
  Asset-based charges ............................      1,370,393           17,633        13,285,255         547
  Less: Reduction for expense limitation .........             --               --                --          --
                                                    -------------      -----------      ------------     -------
  Net Expenses ...................................      1,370,393           17,633        13,285,255         547
                                                    -------------      -----------      ------------     -------
Net Investment Income (Loss) .....................       (781,387)         256,648         2,172,276        (547)
                                                    -------------      -----------      ------------     -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,048,228            8,101        15,134,884        (541)
  Realized gain distribution from The Trusts .....      5,636,133               --        17,961,189          --
                                                    -------------      -----------      ------------     -------
 Net realized gain (loss) ........................     12,684,361            8,101        33,096,073        (541)
                                                    -------------      -----------      ------------     -------
  Change in unrealized appreciation
   (depreciation) of investments .................     (6,726,764)        (225,977)       (3,428,705)      1,608
                                                    -------------      -----------      ------------     -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      5,957,597         (217,876)       29,667,368       1,067
                                                    -------------      -----------      ------------     -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   5,176,210      $    38,772      $ 31,839,644     $   520
                                                    =============      ===========      ============     =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Evergreen        EQ/FI            EQ/FI
                                                        Omega          Mid Cap       Mid Cap Value
                                                   -------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     8,594    $   18,552,700   $   19,415,982
 Expenses:
  Asset-based charges ............................      301,122         3,031,446        5,279,570
  Less: Reduction for expense limitation .........           --                --               --
                                                    -----------    --------------   --------------
  Net Expenses ...................................      301,122         3,031,446        5,279,570
                                                    -----------    --------------   --------------
Net Investment Income (Loss) .....................     (292,528)       15,521,254       14,136,412
                                                    -----------    --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      535,917        15,041,264       22,321,349
  Realized gain distribution from The Trusts .....      723,569        15,537,685       26,907,194
                                                    -----------    --------------   --------------
 Net realized gain (loss) ........................    1,259,486        30,578,949       49,228,543
                                                    -----------    --------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (353,308)      (32,776,414)     (23,814,334)
                                                    -----------    --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      906,178        (2,197,465)      25,414,209
                                                    -----------    --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   613,650    $   13,323,789   $   39,550,621
                                                    ===========    ==============   ==============



                                                        EQ/GAMCO          EQ/GAMCO                          EQ/Janus
                                                       Mergers and     Small Company   EQ/International    Large Cap
                                                    Acquisitions (a)     Value (a)        Growth (a)         Growth
                                                   ------------------ --------------- ------------------ -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   44,842      $     249,127       $ 12,332       $    1,155
 Expenses:
  Asset-based charges ............................          9,860            338,325          6,109          894,611
  Less: Reduction for expense limitation .........             --                 --             --               --
                                                       ----------      -------------       --------       ----------
  Net Expenses ...................................          9,860            338,325          6,109          894,611
                                                       ----------      -------------       --------       ----------
Net Investment Income (Loss) .....................         34,982            (89,198)         6,223         (893,456)
                                                       ----------      -------------       --------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          5,417            297,850         39,083        2,319,253
  Realized gain distribution from The Trusts .....          5,406          2,444,388             --               --
                                                       ----------      -------------       --------       ----------
 Net realized gain (loss) ........................         10,823          2,742,238         39,083        2,319,253
                                                       ----------      -------------       --------       ----------
  Change in unrealized appreciation
   (depreciation) of investments .................        (19,796)        (1,552,859)        58,881        2,604,569
                                                       ----------      -------------       --------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (8,973)         1,189,379         97,964        4,923,822
                                                       ----------      -------------       --------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $   26,009      $   1,100,181       $104,187       $4,030,366
                                                       ==========      =============       ========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                     EQ/JPMorgan       EQ/Lazard
                                                     EQ/JPMorgan        Value          Small Cap
                                                      Core Bond     Opportunities        Value
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   3,402,022     $  933,149    $    7,388,163
 Expenses:
  Asset-based charges ............................      1,083,003        805,683         2,059,263
  Less: Reduction for expense limitation .........             --             --                --
                                                    -------------     ----------    --------------
  The Trusts shares held Net Expenses ............      1,083,003        805,683         2,059,263
                                                    -------------     ----------    --------------
Net Investment Income (Loss) .....................      2,319,019        127,466         5,328,900
                                                    -------------     ----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (340,061)       919,443         7,132,057
  Realized gain distribution from The Trusts .....             --             --         7,881,567
                                                    -------------     ----------    --------------
 Net realized gain (loss) ........................       (340,061)       919,443        15,013,624
                                                    -------------     ----------    --------------
  Change in unrealized appreciation
   (depreciation) of investments .................     (1,183,653)       481,216       (14,340,866)
                                                    -------------     ----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (1,523,714)     1,400,659           672,758
                                                    -------------     ----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     795,305     $1,528,125    $    6,001,658
                                                    =============     ==========    ==============



                                                                                       EQ/Lord Abbett   EQ/Lord Abbett
                                                      EQ/Legg Mason       EQ/Long        Growth and        Large Cap
                                                    Value Equity (b)   Term Bond (a)     Income (a)        Core (a)
                                                   ------------------ --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $     605        $  187,521         $ 8,862         $  6,265
 Expenses:
  Asset-based charges ............................         2,370            41,856           5,623            8,067
  Less: Reduction for expense limitation .........            --                --              --               --
                                                       ---------        ----------         -------         --------
  The Trusts shares held Net Expenses ............         2,370            41,856           5,623            8,067
                                                       ---------        ----------         -------         --------
Net Investment Income (Loss) .....................        (1,765)          145,665           3,239           (1,802)
                                                       ---------        ----------         -------         --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         7,619           (40,929)          2,628            9,008
  Realized gain distribution from The Trusts .....            --            68,454              --               --
                                                       ---------        ----------         -------         --------
 Net realized gain (loss) ........................         7,619            27,525           2,628            9,008
                                                       ---------        ----------         -------         --------
  Change in unrealized appreciation
   (depreciation) of investments .................        (2,785)         (189,959)         39,932           37,886
                                                       ---------        ----------         -------         --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         4,834          (162,434)         42,560           46,894
                                                       ---------        ----------         -------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $   3,069        $  (16,769)        $45,799         $ 45,092
                                                       =========        ==========         =======         ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Lord Abbett                    EQ/Mercury
                                                       Mid Cap        EQ/Marsico      Basic Value
                                                      Value (a)         Focus           Equity
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 64,772     $         --    $    4,698,255
 Expenses:
  Asset-based charges ............................       42,732        2,786,191         4,442,659
  Less: Reduction for expense limitation .........           --               --                --
                                                       --------     ------------    --------------
  Net Expenses ...................................       42,732        2,786,191         4,442,659
                                                       --------     ------------    --------------
Net Investment Income (Loss) .....................       22,040       (2,786,191)          255,596
                                                       --------     ------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       90,725        8,913,268        11,253,773
  Realized gain distribution from The Trusts .....           --        5,375,407        14,352,198
                                                       --------     ------------    --------------
 Net realized gain (loss) ........................       90,725       14,288,675        25,605,971
                                                       --------     ------------    --------------
  Change in unrealized appreciation
   (depreciation) of investments .................      199,206        7,856,510       (20,439,649)
                                                       --------     ------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      289,931       22,145,185         5,166,322
                                                       --------     ------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $311,971     $ 19,358,994    $    5,421,918
                                                       ========     ============    ==============



                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth        EQ/MFS         EQ/Money
                                                        Value          Companies      Investors Trust      Market
                                                   --------------- ----------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 3,262,113     $         --       $    83,038     $3,204,552
 Expenses:
  Asset-based charges ............................     2,255,467        4,451,247           214,366      1,457,809
  Less: Reduction for expense limitation .........            --               --                --        (71,413)
                                                     -----------     ------------       -----------     ----------
  Net Expenses ...................................     2,255,467        4,451,247           214,366      1,386,396
                                                     -----------     ------------       -----------     ----------
Net Investment Income (Loss) .....................     1,006,646       (4,451,247)         (131,328)     1,818,156
                                                     -----------     ------------       -----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    10,437,226       (5,441,925)          947,339       (287,750)
  Realized gain distribution from The Trusts .....            --               --                --             --
                                                     -----------     ------------       -----------     ----------
 Net realized gain (loss) ........................    10,437,226       (5,441,925)          947,339       (287,750)
                                                     -----------     ------------       -----------     ----------
  Change in unrealized appreciation
   (depreciation) of investments .................     6,001,364       33,511,926           133,225        216,075
                                                     -----------     ------------       -----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    16,438,590       28,070,001         1,080,564        (71,675)
                                                     -----------     ------------       -----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $17,445,236     $ 23,618,754       $   949,236     $1,746,481
                                                     ===========     ============       ===========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                        EQ/Montag &           EQ/PIMCO
                                                    Caldwell Growth (a)   Real Return (a)
                                                   --------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $    6,371          $  291,122
 Expenses:
  Asset-based charges ............................          18,108              57,613
  Less: Reduction for expense limitation .........              --                  --
                                                        ----------          ----------
  Net Expenses ...................................          18,108              57,613
                                                        ----------          ----------
Net Investment Income (Loss) .....................         (11,737)            233,509
                                                        ----------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          19,881              (5,202)
  Realized gain distribution from The Trusts .....              --               8,933
                                                        ----------          ----------
 Net realized gain (loss) ........................          19,881               3,731
                                                        ----------          ----------
  Change in unrealized appreciation
   (depreciation) of investments .................          68,669            (278,278)
                                                        ----------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          88,550            (274,547)
                                                        ----------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $   76,814          $  (41,038)
                                                        ==========          ==========



                                                                                                       EQ/UBS
                                                         EQ/Short          EQ/Small       EQ/TCW     Growth and   EQ/Van Kampen
                                                    Duration Bond (a)   Company Index   Equity (a)     Income     Comstock (a)
                                                   ------------------- --------------- ------------ ------------ --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   21,199       $   1,094,726   $      --     $ 46,755      $ 48,876
 Expenses:
  Asset-based charges ............................          7,898           1,143,860      62,403       41,665        26,552
  Less: Reduction for expense limitation .........             --                  --          --           --            --
                                                       ----------       -------------   ---------     --------      --------
  Net Expenses ...................................          7,898           1,143,860      62,403       41,665        26,552
                                                       ----------       -------------   ---------     --------      --------
Net Investment Income (Loss) .....................         13,301             (49,134)    (62,403)       5,090        22,324
                                                       ----------       -------------   ---------     --------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............             18           3,302,124     426,353       19,641         7,107
  Realized gain distribution from The Trusts .....              7           4,503,828          --           --            --
                                                       ----------       -------------   ---------     --------      --------
 Net realized gain (loss) ........................             25           7,805,952     426,353       19,641         7,107
                                                       ----------       -------------   ---------     --------      --------
  Change in unrealized appreciation
   (depreciation) of investments .................        (13,194)         (4,517,705)    234,184      352,245       170,520
                                                       ----------       -------------   ---------     --------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (13,169)          3,288,247     660,537      371,886       177,627
                                                       ----------       -------------   ---------     --------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $      132       $   3,239,113   $ 598,134     $376,976      $199,951
                                                       ==========       =============   =========     ========      ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                      EQ/Van Kampen    EQ/Van Kampen
                                                    Emerging Markets      Mid Cap
                                                         Equity          Growth (a)
                                                   ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  1,133,458       $      --
 Expenses:
  Asset-based charges ............................       2,407,063          15,509
  Less: Reduction for expense limitation .........              --              --
                                                      ------------       ---------
  Net Expenses ...................................       2,407,063          15,509
                                                      ------------       ---------
Net Investment Income (Loss) .....................      (1,273,605)        (15,509)
                                                      ------------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      29,848,642         267,812
  Realized gain distribution from The Trusts .....       7,954,817              --
                                                      ------------       ---------
 Net realized gain (loss) ........................      37,803,459         267,812
                                                      ------------       ---------
  Change in unrealized appreciation
   (depreciation) of investments .................      17,450,383          26,382
                                                      ------------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      55,253,842         294,194
                                                      ------------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 53,980,237       $ 278,685
                                                      ============       =========



                                                    EQ/Wells Fargo    Laudus Rosenberg
                                                      Montgomery         VIT Value       U.S. Real Estate --
                                                       Small Cap     Long/Short Equity        Class II
                                                   ---------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   28,131         $      --           $ 2,761,164
 Expenses:
  Asset-based charges ............................         3,041            75,503               931,966
  Less: Reduction for expense limitation .........            --                --                    --
                                                      ----------         ---------           -----------
  Net Expenses ...................................         3,041            75,503               931,966
                                                      ----------         ---------           -----------
Net Investment Income (Loss) .....................        25,090           (75,503)            1,829,198
                                                      ----------         ---------           -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        41,676           135,572             5,851,541
  Realized gain distribution from The Trusts .....            58                --                    --
                                                      ----------         ---------           -----------
 Net realized gain (loss) ........................        41,734           135,572             5,851,541
                                                      ----------         ---------           -----------
  Change in unrealized appreciation
   (depreciation) of investments .................       (20,590)           99,496             3,287,089
                                                      ----------         ---------           -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        21,144           235,068             9,138,630
                                                      ----------         ---------           -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   46,234         $ 159,565           $10,967,828
                                                      ==========         =========           ===========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Aggressive                AXA Conservative
                                                                 Allocation                     Allocation
                                                       ------------------------------ ------------------------------
                                                             2005           2004            2005           2004
                                                       --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    571,527     $   47,144    $    253,966     $  143,019
 Net realized gain (loss) on investments .............       605,763         15,371         151,022         60,388
 Change in unrealized appreciation (depreciation)
  of investments .....................................       281,891        657,028        (242,871)        62,737
                                                        ------------     ----------    ------------     ----------
 Net increase (decrease) in net assets from
  operations .........................................     1,459,181        719,543         162,117        266,144
                                                        ------------     ----------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     8,017,276      4,028,778       2,902,486      3,438,149
  Transfers between funds including guaranteed
   interest account, net .............................     5,980,010      3,944,320       2,183,814      3,877,419
  Transfers for contract benefit and terminations         (1,563,847)      (590,483)     (1,337,358)      (376,692)
  Contract maintenance charges .......................       (24,085)        (3,189)         (7,237)        (1,162)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --              --             --
                                                        ------------     ----------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    12,409,354      7,379,426       3,741,705      6,937,714
                                                        ------------     ----------    ------------     ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        25,030         18,440          10,649         27,197
                                                        ------------     ----------    ------------     ----------
Increase (Decrease) in Net Assets ....................    13,893,566      8,117,409       3,914,472      7,231,055
Net Assets -- Beginning of Period ....................     9,121,821      1,004,412       8,171,898        940,843
                                                        ------------     ----------    ------------     ----------
Net Assets -- End of Period ..........................  $ 23,015,387     $9,121,821    $ 12,086,370     $8,171,898
                                                        ============     ==========    ============     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --              --             --
Units Redeemed .......................................            --             --              --             --
                                                        ------------     ----------    ------------     ----------
Net Increase (Decrease) ..............................            --             --              --             --
                                                        ------------     ----------    ------------     ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           161              9             191            111
Units Redeemed .......................................           (57)           (30)           (155)           (44)
                                                        ------------     ----------    ------------     ----------
Net Increase (Decrease) ..............................           104             66              36             67
                                                        ------------     ----------    ------------     ----------



                                                             AXA Conservative-                    AXA Moderate
                                                              Plus Allocation                      Allocation
                                                       ------------------------------ -------------------------------------
                                                             2005           2004             2005               2004
                                                       --------------- -------------- ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    497,504     $  120,823     $   25,246,776     $   33,427,757
 Net realized gain (loss) on investments .............       282,022         37,488         17,200,129          7,046,530
 Change in unrealized appreciation (depreciation)
  of investments .....................................      (324,895)       224,319         21,156,626         90,577,585
                                                        ------------     ----------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .........................................       454,631        382,630         63,603,531        131,051,872
                                                        ------------     ----------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     6,392,110      4,459,191        112,033,807        103,508,519
  Transfers between funds including guaranteed
   interest account, net .............................     6,136,561      3,678,037        (33,256,783)       (25,987,008)
  Transfers for contract benefit and terminations         (1,478,006)      (510,536)      (200,846,413)      (185,017,490)
  Contract maintenance charges .......................       (14,361)        (2,137)        (1,221,087)        (1,261,540)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --            (66,473)          (368,897)
                                                        ------------     ----------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    11,036,304      7,624,555       (123,356,949)      (109,126,416)
                                                        ------------     ----------     --------------     --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        16,546         21,210          3,557,611          2,525,263
                                                        ------------     ----------     --------------     --------------
Increase (Decrease) in Net Assets ....................    11,507,481      8,028,395        (56,195,809)        24,450,719
Net Assets -- Beginning of Period ....................     8,895,374        866,979      1,721,928,050      1,697,477,331
                                                        ------------     ----------     --------------     --------------
Net Assets -- End of Period ..........................  $ 20,402,855     $8,895,374     $1,665,732,241     $1,721,928,050
                                                        ============     ==========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --              2,436              2,393
Units Redeemed .......................................            --             --             (4,170)            (4,002)
                                                        ------------     ----------     --------------     --------------
Net Increase (Decrease) ..............................            --             --             (1,734)            (1,609)
                                                        ------------     ----------     --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           178             96                243                195
Units Redeemed .......................................           (78)           (25)              (160)              (112)
                                                        ------------     ----------     --------------     --------------
Net Increase (Decrease) ..............................           100             71                 83                 83
                                                        ------------     ----------     --------------     --------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

FOR THE YEARS ENDED DECEMBER 31,



                                                                AXA Moderate-                      AXA Premier VIP
                                                               Plus Allocation                    Aggressive Equity
                                                       ------------------------------- ---------------------------------------
                                                             2005            2004              2005                2004
                                                       --------------- --------------- -------------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  2,315,391    $    367,855      $ (10,658,324)      $  (11,256,234)
 Net realized gain (loss) on investments .............       924,360         118,572        (33,806,813)         (54,857,961)
 Change in unrealized appreciation (depreciation)
  of investments .....................................     1,385,403       1,891,153        113,069,008          180,034,854
                                                        ------------    ------------      -------------       --------------
 Net increase (decrease) in net assets from
  operations .........................................     4,625,154       2,377,580         68,603,871          113,920,659
                                                        ------------    ------------      -------------       --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    36,690,502      14,944,260         45,973,157           54,005,300
  Transfers between funds including guaranteed
   interest account, net .............................    21,827,556      14,662,364        (57,769,773)         (43,311,312)
  Transfers for contract benefit and terminations         (4,749,358)     (1,385,210)      (121,857,977)        (117,210,800)
  Contract maintenance charges .......................       (84,923)        (10,325)          (957,496)          (1,075,927)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --             63,975              (99,655)
                                                        ------------    ------------      -------------       --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    53,683,777      28,211,089       (134,548,114)        (107,692,394)
                                                        ------------    ------------      -------------       --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        12,413          20,657            493,206           (1,330,662)
                                                        ------------    ------------      -------------       --------------
Increase (Decrease) in Net Assets ....................    58,321,344      30,609,326        (65,451,037)           4,897,603
Net Assets -- Beginning of Period ....................    32,999,810       2,390,484      1,114,898,693        1,110,001,090
                                                        ------------    ------------      -------------       --------------
Net Assets -- End of Period ..........................  $ 91,321,154    $ 32,999,810      $1,049,447,656      $1,114,898,693
                                                        ============    ============      ==============      ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --              1,115                1,421
Units Redeemed .......................................            --              --             (2,835)              (2,891)
                                                        ------------    ------------      --------------      --------------
Net Increase (Decrease) ..............................            --              --             (1,718)              (1,470)
                                                        ------------    ------------      --------------      --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           553             295                 45                   65
Units Redeemed .......................................          (102)            (41)               (47)                 (47)
                                                        ------------    ------------      --------------      --------------
Net Increase (Decrease) ..............................           451             254                   (2)                18
                                                        ------------    ------------      ----------------    --------------



                                                               AXA Premier VIP                 AXA Premier VIP
                                                                  Core Bond                      Health Care
                                                       ------------------------------- -------------------------------
                                                             2005            2004            2005            2004
                                                       --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  1,503,682    $  1,198,948    $    526,198    $    853,170
 Net realized gain (loss) on investments .............       (88,672)        570,239       1,022,280       4,368,609
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (1,086,942)       (197,252)        784,518      (1,654,323)
                                                        ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................       328,068       1,571,935       2,332,996       3,567,456
                                                        ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    12,397,790      13,069,129       6,437,922       7,851,512
  Transfers between funds including guaranteed
   interest account, net .............................    (2,402,204)        180,379       1,585,184       4,571,964
  Transfers for contract benefit and terminations         (6,671,587)     (5,256,852)     (3,205,504)     (3,570,635)
  Contract maintenance charges .......................       (57,996)        (50,234)        (35,466)        (26,648)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     3,266,003       7,942,422       4,782,136       8,826,193
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................      (125,588)         13,023           6,011      (5,562,298)
                                                        ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ....................     3,468,503       9,527,380       7,121,143       6,831,351
Net Assets -- Beginning of Period ....................    64,826,682      55,299,302      36,420,450      29,589,099
                                                        ------------    ------------    ------------    ------------
Net Assets -- End of Period ..........................  $ 68,295,185    $ 64,826,682    $ 43,541,593    $ 36,420,450
                                                        ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --              --              --
Units Redeemed .......................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           179             207             186             321
Units Redeemed .......................................          (149)           (136)           (143)           (237)
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            30              71              43              84
                                                        ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                AXA Premier VIP                  AXA Premier VIP
                                                                  High Yield                  International Equity
                                                       --------------------------------- -------------------------------
                                                             2005             2004             2005            2004
                                                       ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  11,229,538    $   8,455,260    $  1,564,769    $    405,367
 Net realized gain (loss) on investments .............       (348,211)        (585,058)      5,438,510       4,924,088
 Change in unrealized appreciation (depreciation)
  of investments .....................................     (7,591,995)       3,641,830         817,466       1,177,581
                                                        -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................      3,289,332       11,512,032       7,820,745       6,507,036
                                                        -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     23,709,345       22,607,349      10,001,410      11,812,162
  Transfers between funds including guaranteed
   interest account, net .............................       (676,536)       2,015,325       2,832,655       9,702,717
  Transfers for contract benefit and terminations         (21,667,578)     (18,521,153)     (4,120,709)     (2,365,889)
  Contract maintenance charges .......................       (139,940)        (127,095)        (51,123)        (28,382)
  Adjustments to net assets allocated to
   contracts in payout period ........................         45,046          (15,464)             --              --
                                                        -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      1,270,337        5,958,962       8,662,233      19,120,608
                                                        -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       (181,437)          24,925        (148,291)     (6,632,053)
                                                        -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ....................      4,378,232       17,495,919      16,334,687      18,995,591
Net Assets -- Beginning of Period ....................    167,288,730      149,792,811      48,778,143      29,782,552
                                                        -------------    -------------    ------------    ------------
Net Assets -- End of Period ..........................  $ 171,666,962    $ 167,288,730    $ 65,112,830    $ 48,778,143
                                                        =============    =============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            279              544              --              --
Units Redeemed .......................................           (307)            (554)             --              --
                                                        -------------    -------------    ------------    ------------
Net Increase (Decrease) ..............................            (28)             (10)             --              --
                                                        -------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            135              203             227             314
Units Redeemed .......................................            (75)            (127)           (157)           (137)
                                                        -------------    -------------    ------------    ------------
Net Increase (Decrease) ..............................             60               76              70             177
                                                        -------------    -------------    ------------    ------------



                                                                AXA Premier VIP                 AXA Premier VIP
                                                             Large Cap Core Equity              Large Cap Growth
                                                       --------------------------------- ------------------------------
                                                              2005             2004            2005           2004
                                                       ----------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   (54,196)     $    319,605    $   (437,520)   $   (408,701)
 Net realized gain (loss) on investments .............     1,916,133         1,251,249       1,379,468       2,608,424
 Change in unrealized appreciation (depreciation)
  of investments .....................................      (683,093)          417,755       1,313,405        (485,748)
                                                         -----------      ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................     1,178,844         1,988,609       2,255,353       1,713,975
                                                         -----------      ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     2,240,722         2,415,988       5,109,571       6,031,705
  Transfers between funds including guaranteed
   interest account, net .............................      (870,969)          153,041      (1,281,342)      3,163,831
  Transfers for contract benefit and terminations         (1,683,379)       (1,604,572)     (3,000,959)     (3,631,113)
  Contract maintenance charges .......................       (16,440)          (14,574)        (32,769)        (26,940)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --                --              --              --
                                                         -----------      ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      (330,066)          949,883         794,501       5,537,483
                                                         -----------      ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................    (5,566,642)           11,551      (4,784,120)          5,910
                                                         -----------      ------------    ------------    ------------
Increase (Decrease) in Net Assets ....................    (4,717,864)        2,950,043      (1,734,266)      7,257,368
Net Assets -- Beginning of Period ....................    25,304,216        22,354,173      40,846,590      33,589,222
                                                         -----------      ------------    ------------    ------------
Net Assets -- End of Period ..........................   $20,586,352      $ 25,304,216    $ 39,112,324    $ 40,846,590
                                                         ===========      ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --                --              --              --
Units Redeemed .......................................            --                --              --              --
                                                         -----------      ------------    ------------    ------------
Net Increase (Decrease) ..............................            --                --              --              --
                                                         -----------      ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            42                54             149             244
Units Redeemed .......................................           (45)              (44)           (142)           (185)
                                                         -----------      ------------    ------------    ------------
Net Increase (Decrease) ..............................            (3)             10               9              59
                                                         -----------      ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Premier VIP                 AXA Premier VIP
                                                               Large Cap Value                 Mid Cap Growth
                                                       ------------------------------- -------------------------------
                                                             2005            2004            2005            2004
                                                       --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    744,714    $  1,552,992    $    314,165    $    275,577
 Net realized gain (loss) on investments .............     2,899,759       2,499,023      13,239,930       4,206,157
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (1,294,817)         32,581      (8,252,546)      2,619,334
                                                        ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................     2,349,656       4,084,596       5,301,549       7,101,068
                                                        ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     6,001,186       5,269,396      10,989,185      14,560,305
  Transfers between funds including guaranteed
   interest account, net .............................     6,520,328       3,861,061      (3,509,958)      4,635,448
  Transfers for contract benefit and terminations         (3,560,110)     (2,696,094)     (6,105,723)     (4,887,359)
  Contract maintenance charges .......................       (28,020)        (20,274)        (76,224)        (58,042)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     8,933,384       6,414,089       1,297,280      14,250,352
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (3,214)     (5,467,745)     (6,049,103)         13,290
                                                        ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ....................    11,279,826       5,030,940         549,725      21,364,710
Net Assets -- Beginning of Period ....................    35,476,327      30,445,387      77,604,390      56,239,680
                                                        ------------    ------------    ------------    ------------
Net Assets -- End of Period ..........................  $ 46,756,153    $ 35,476,327    $ 78,154,115    $ 77,604,390
                                                        ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --              --              --
Units Redeemed .......................................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            --              --              --              --
                                                        ------------    ------------    ------------    ------------
 The Trusts shares held Unit Activity 0.50% to
 1.45% Class B
Units Issued .........................................           175             152             206             341
Units Redeemed .......................................           (99)            (92)           (191)           (180)
                                                        ------------    ------------    ------------    ------------
Net Increase (Decrease) ..............................            76              60              15             161
                                                        ------------    ------------    ------------    ------------



                                                               AXA Premier VIP                   AXA Premier VIP
                                                                Mid Cap Value                    Technology (a)
                                                       -------------------------------- ---------------------------------
                                                             2005             2004            2005             2004
                                                       ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    3,762,313   $  1,569,310    $  (1,376,573)    $   (165,906)
 Net realized gain (loss) on investments .............      16,232,969      5,581,105        5,452,891       (1,556,574)
 Change in unrealized appreciation (depreciation)
  of investments .....................................     (16,076,892)     1,024,273        5,694,255       11,289,850
                                                        --------------   ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .........................................       3,918,390      8,174,688        9,770,573        9,567,370
                                                        --------------   ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       7,568,984     10,687,866       10,560,406        9,994,578
  Transfers between funds including guaranteed
   interest account, net .............................      (6,308,684)     8,611,231      (10,760,699)      80,430,711
  Transfers for contract benefit and terminations           (6,444,526)    (5,249,793)     (11,427,084)      (7,313,648)
  Contract maintenance charges .......................         (52,473)       (41,494)        (117,870)         (85,230)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --             --               --               --
                                                        --------------   ------------    -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      (5,236,699)    14,007,810      (11,745,247)      83,026,411
                                                        --------------   ------------    -------------     ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (134,876)    (6,493,857)      (5,783,917)         182,004
                                                        --------------   ------------    -------------     ------------
Increase (Decrease) in Net Assets ....................      (1,453,185)    15,688,641       (7,758,591)      92,775,785
Net Assets -- Beginning of Period ....................      68,744,035     53,055,394      121,909,380       29,133,595
                                                        --------------   ------------    -------------     ------------
Net Assets -- End of Period ..........................  $   67,290,850   $ 68,744,035    $ 114,150,789     $121,909,380
                                                        ==============   ============    =============     ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --             --               --               --
Units Redeemed .......................................              --             --               --               --
                                                        --------------   ------------    -------------     ------------
Net Increase (Decrease) ..............................              --             --               --               --
                                                        --------------   ------------    -------------     ------------
 The Trusts shares held Unit Activity 0.50% to
 1.45% Class B
Units Issued .........................................             140            270              648            1,781
Units Redeemed .......................................            (184)          (138)            (779)            (783)
                                                        --------------   ------------    -------------     ------------
Net Increase (Decrease) ..............................             (44)           132             (131)             998
                                                        --------------   ------------    -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    EQ/Alliance
                                                                   Common Stock
                                                       -------------------------------------
                                                              2005               2004
                                                       ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   (9,003,303)    $   (2,060,322)
 Net realized gain (loss) on investments .............      (37,455,125)       (83,699,344)
 Change in unrealized appreciation (depreciation)
  of investments .....................................      175,317,492        648,293,164
                                                         --------------     --------------
 Net increase (decrease) in net assets from
  operations .........................................      128,859,064        562,533,498
                                                         --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............      202,820,962        217,189,554
  Transfers between funds including guaranteed
   interest account, net .............................     (199,654,369)       (83,225,214)
  Transfers for contract benefit and terminations          (519,997,446)      (487,216,447)
  Contract maintenance charges .......................       (2,957,997)        (3,201,566)
  Adjustments to net assets allocated to
   contracts in payout period ........................        2,074,871           (981,797)
                                                         --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     (517,713,979)      (357,435,470)
                                                         --------------     --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................         (739,315)           592,476
                                                         --------------     --------------
Increase (Decrease) in Net Assets ....................     (389,594,230)       205,690,506
Net Assets -- Beginning of Period ....................    4,792,953,168      4,587,262,662
                                                         --------------     --------------
Net Assets -- End of Period ..........................   $4,403,358,938     $4,792,953,168
                                                         ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            1,184              1,741
Units Redeemed .......................................           (2,853)            (3,115)
                                                         --------------     --------------
Net Increase (Decrease) ..............................           (1,669)            (1,374)
                                                         --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              330                532
Units Redeemed .......................................             (279)              (309)
                                                         --------------     --------------
Net Increase (Decrease) ..............................               51                223
                                                         --------------     --------------



                                                                                                        EQ/Alliance
                                                                    EQ/Alliance                   Intermediate Government
                                                                 Growth and Income                      Securities
                                                       ------------------------------------- ---------------------------------
                                                              2005               2004              2005             2004
                                                       ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $     (900,426)    $    3,838,251    $   3,261,354    $   2,930,344
 Net realized gain (loss) on investments .............       61,143,917          9,732,869       (1,030,160)        (837,974)
 Change in unrealized appreciation (depreciation)
  of investments .....................................      (13,424,472)        99,980,875       (2,002,479)        (709,220)
                                                         --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................       46,819,019        113,551,995          228,715        1,383,150
                                                         --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       96,448,412         93,095,844       15,894,182       19,350,684
  Transfers between funds including guaranteed
   interest account, net .............................      (29,617,133)        (5,649,020)     (11,417,937)     (21,493,981)
  Transfers for contract benefit and terminations          (132,230,765)      (116,288,669)     (21,713,276)     (21,719,853)
  Contract maintenance charges .......................         (868,891)          (880,739)        (130,973)        (140,810)
  Adjustments to net assets allocated to
   contracts in payout period ........................          191,931           (555,822)          74,534           17,533
                                                         --------------     --------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      (66,076,446)       (30,278,406)     (17,293,470)     (23,986,427)
                                                         --------------     --------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................           25,138            590,569         (132,581)          49,382
                                                         --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      (19,232,290)        83,864,158      (17,197,336)     (22,553,895)
Net Assets -- Beginning of Period ....................    1,123,287,405      1,039,423,247      155,539,561      178,093,456
                                                         --------------     --------------    -------------    -------------
Net Assets -- End of Period ..........................   $1,104,055,115     $1,123,287,405    $ 138,342,225    $ 155,539,561
                                                         ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              482                554              123              161
Units Redeemed .......................................             (700)              (704)            (221)            (323)
                                                         --------------     --------------    -------------    -------------
Net Increase (Decrease) ..............................             (218)              (150)             (98)            (162)
                                                         --------------     --------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              167                216               53               65
Units Redeemed .......................................             (179)              (129)             (70)            (103)
                                                         --------------     --------------    -------------    -------------
Net Increase (Decrease) ..............................              (12)                87              (17)             (38)
                                                         --------------     --------------    -------------    -------------



                                                                 EQ/Alliance
                                                                International
                                                       --------------------------------
                                                             2005             2004
                                                       ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   2,888,714    $   4,903,373
 Net realized gain (loss) on investments .............     47,600,861       30,567,297
 Change in unrealized appreciation (depreciation)
  of investments .....................................     40,900,846       62,019,575
                                                        -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................     91,390,421       97,490,245
                                                        -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     58,298,545       47,708,395
  Transfers between funds including guaranteed
   interest account, net .............................      1,090,983       (8,486,069)
  Transfers for contract benefit and terminations         (80,556,104)     (66,908,113)
  Contract maintenance charges .......................       (576,595)        (564,542)
  Adjustments to net assets allocated to
   contracts in payout period ........................       (135,750)        (196,906)
                                                        -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (21,878,921)     (28,447,235)
                                                        -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................     (1,163,517)         244,087
                                                        -------------    -------------
Increase (Decrease) in Net Assets ....................     68,347,983       69,287,097
Net Assets -- Beginning of Period ....................    670,164,426      600,877,329
                                                        -------------    -------------
Net Assets -- End of Period ..........................  $ 738,512,409    $ 670,164,426
                                                        =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            790              788
Units Redeemed .......................................         (1,024)          (1,071)
                                                        -------------    -------------
Net Increase (Decrease) ..............................           (234)            (283)
                                                        -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            219              164
Units Redeemed .......................................           (133)            (122)
                                                        -------------    -------------
Net Increase (Decrease) ..............................             86               42
                                                        -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Alliance                       EQ/Alliance
                                                               Large Cap Growth                    Quality Bond
                                                       --------------------------------- ---------------------------------
                                                             2005             2004             2005             2004
                                                       ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (1,923,340)   $  (2,040,999)   $   4,286,281    $   4,435,481
 Net realized gain (loss) on investments .............     (1,998,688)      (7,039,403)         487,086        1,932,325
 Change in unrealized appreciation (depreciation)
  of investments .....................................     22,548,456       19,374,847       (3,294,810)      (2,043,473)
                                                        -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................     18,626,428       10,294,445        1,478,557        4,324,333
                                                        -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     12,244,538       14,639,565       18,173,126       19,302,389
  Transfers between funds including guaranteed
   interest account, net .............................    (10,096,346)     (18,550,385)      (4,032,499)     (13,346,713)
  Transfers for contract benefit and terminations         (16,351,022)     (14,987,450)     (21,510,078)     (22,847,589)
  Contract maintenance charges .......................       (178,895)        (200,586)        (139,184)        (143,510)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --          114,468            5,852
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (14,381,725)     (19,098,856)      (7,394,167)     (17,029,571)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (12,765)          29,167           61,057          (30,080)
                                                        -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      4,231,938       (8,775,244)      (5,854,553)     (12,735,318)
Net Assets -- Beginning of Period ....................    158,790,823      167,566,067      166,746,030      179,481,348
                                                        -------------    -------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 163,022,761    $ 158,790,823    $ 160,891,477    $ 166,746,030
                                                        =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --              199              262
Units Redeemed .......................................             --               --             (241)            (356)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................             --               --              (42)             (94)
                                                        -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            503              346               42               55
Units Redeemed .......................................           (747)            (676)             (47)             (68)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................           (244)            (330)               5               13
                                                        -------------    -------------    -------------    -------------



                                                                  EQ/Alliance                  EQ/Ariel
                                                               Small Cap Growth           Appreciation II (d)
                                                       --------------------------------- --------------------
                                                             2005             2004               2005
                                                       ---------------- ---------------- --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (4,539,780)   $  (4,373,060)      $     238
 Net realized gain (loss) on investments .............     14,882,646        3,691,532              59
 Change in unrealized appreciation (depreciation)
  of investments .....................................     24,371,988       41,362,734            (814)
                                                        -------------    -------------         -------
 Net increase (decrease) in net assets from
  operations .........................................     34,714,854       40,681,206            (517)
                                                        -------------    -------------         -------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     34,467,923       37,321,983         185,007
  Transfers between funds including guaranteed
   interest account, net .............................    (19,367,120)     (11,718,617)        404,382
  Transfers for contract benefit and terminations         (38,537,452)     (34,820,990)           (815)
  Contract maintenance charges .......................       (363,405)        (365,041)             (3)
  Adjustments to net assets allocated to
   contracts in payout period ........................        (98,923)        (263,199)             --
                                                        -------------    -------------         ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (23,898,977)      (9,845,864)        588,571
                                                        -------------    -------------         ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (10,015)         284,397             522
                                                        -------------    -------------         ---------
Increase (Decrease) in Net Assets ....................     10,805,862       31,119,739         588,576
Net Assets -- Beginning of Period ....................    363,172,936      332,053,197              --
                                                        -------------    -------------         ---------
Net Assets -- End of Period ..........................  $ 373,978,798    $ 363,172,936       $ 588,576
                                                        =============    =============         =========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            417              541              --
Units Redeemed .......................................           (571)            (621)             --
                                                        -------------    -------------         ---------
Net Increase (Decrease) ..............................           (154)             (80)             --
                                                        -------------    -------------         ---------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................             87              117               6
Units Redeemed .......................................            (84)            (107)             --
                                                        -------------    -------------         ---------
Net Increase (Decrease) ..............................              3               10               6
                                                        -------------    -------------         ---------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Bear Stearns                   EQ/Bernstein
                                                          Small Company Growth (b)             Diversified Value
                                                       ------------------------------- ---------------------------------
                                                             2005            2004            2005             2004
                                                       --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   138,678      $  (543)      $    (351,444)   $     339,500
 Net realized gain (loss) on investments .............       206,605        7,610          18,617,049        8,933,171
 Change in unrealized appreciation (depreciation)
  of investments .....................................       219,362        7,660          (3,915,633)      25,144,771
                                                         -----------      ---------     -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................       564,645       14,727          14,349,972       34,417,442
                                                         -----------      ---------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     4,882,922       91,678          53,414,317       44,675,156
  Transfers between funds including guaranteed
   interest account, net .............................     9,102,040      365,126           9,886,395       21,595,486
  Transfers for contract benefit and terminations           (343,481)        (259)        (37,410,175)     (30,426,984)
  Contract maintenance charges .......................        (2,114)            (3)         (277,727)        (233,325)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --           --                  --               --
                                                         -----------      ---------     -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    13,639,367      456,542          25,612,810       35,610,333
                                                         -----------      ---------     -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        18,644          545             (92,551)          23,070
                                                         -----------      ---------     -------------    -------------
Increase (Decrease) in Net Assets ....................    14,222,656      471,814          39,870,231       70,050,845
Net Assets -- Beginning of Period ....................       471,814            -         332,305,072      262,254,227
                                                         -----------      ---------     -------------    -------------
Net Assets -- End of Period ..........................   $14,694,470      $471,814      $ 372,175,303    $ 332,305,072
                                                         ===========      =========     =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --           --                  --               --
Units Redeemed .......................................            --           --                  --               --
                                                         -----------      ---------     -------------    -------------
Net Increase (Decrease) ..............................            --           --                  --               --
                                                         -----------      ---------     -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           204            7                 804              840
Units Redeemed .......................................           (87)            (3)             (586)            (506)
                                                         -----------      ----------    -------------    -------------
Net Increase (Decrease) ..............................           117            4                 218              334
                                                         -----------      ---------     -------------    -------------



                                                              EQ/Boston Advisors                  EQ/Calvert
                                                              Equity Income (b)              Socially Responsible
                                                       -------------------------------- ------------------------------
                                                             2005            2004             2005           2004
                                                       --------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    173,863      $  32,036       $  (153,557)   $  (119,126)
 Net realized gain (loss) on investments .............       280,164          6,161           766,040        970,358
 Change in unrealized appreciation (depreciation)
  of investments .....................................       767,174         42,357           482,643       (518,656)
                                                        ------------      ---------       -----------    -----------
 Net increase (decrease) in net assets from
  operations .........................................     1,221,201         80,554         1,095,126        332,576
                                                        ------------      ---------       -----------    -----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     8,284,342        330,827         2,959,330      2,998,325
  Transfers between funds including guaranteed
   interest account, net .............................    22,984,326      3,979,377           (20,836)       185,499
  Transfers for contract benefit and terminations         (2,400,710)       (57,055)         (830,151)      (515,628)
  Contract maintenance charges .......................        (6,902)           (93)          (22,798)       (18,522)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --                --             --
                                                        ------------      ---------       -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    28,861,056      4,253,056         2,085,545      2,649,674
                                                        ------------      ---------       -----------    -----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        15,712          1,794             7,679         10,059
                                                        ------------      ---------       -----------    -----------
Increase (Decrease) in Net Assets ....................    30,097,969      4,335,404         3,188,350      2,992,309
Net Assets -- Beginning of Period ....................     4,335,404              -        12,409,463      9,417,154
                                                        ------------      ---------       -----------    -----------
Net Assets -- End of Period ..........................  $ 34,433,373      $4,335,404      $15,597,813    $12,409,463
                                                        ============      ==========      ===========    ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --                --             --
Units Redeemed .......................................            --             --                --             --
                                                        ------------      ----------      -----------    -----------
Net Increase (Decrease) ..............................            --             --                --             --
                                                        ------------      ----------      -----------    -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           378             43                60             96
Units Redeemed .......................................          (112)              (2)            (32)           (64)
                                                        ------------      ------------    -----------    -----------
Net Increase (Decrease) ..............................           266             41                28             32
                                                        ------------      -----------     -----------    -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Capital                     EQ/Capital
                                                              Guardian Growth            Guardian International
                                                       ----------------------------- -------------------------------
                                                            2005           2004            2005            2004
                                                       -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $  (60,343)    $  (29,583)   $    200,902    $    153,792
 Net realized gain (loss) on investments .............      216,632        217,467       3,406,693       2,015,646
 Change in unrealized appreciation (depreciation)
  of investments .....................................      171,278         11,531       5,293,529       2,320,866
                                                         ----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .........................................      327,567        199,415       8,901,124       4,490,304
                                                         ----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    1,562,884        986,844      14,421,553      13,916,887
  Transfers between funds including guaranteed
   interest account, net .............................      716,243        (83,834)      5,409,277       7,075,849
  Transfers for contract benefit and terminations          (505,413)      (288,309)     (3,964,163)     (1,921,387)
  Contract maintenance charges .......................       (6,820)        (5,608)        (58,837)        (26,172)
  Adjustments to net assets allocated to
   contracts in payout period ........................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    1,766,894        609,093      15,807,830      19,045,177
                                                         ----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................      (16,330)        25,918         (12,105)         19,793
                                                         ----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ....................    2,078,131        834,426      24,696,849      23,555,274
Net Assets -- Beginning of Period ....................    4,903,616      4,069,190      44,384,777      20,829,503
                                                         ----------     ----------    ------------    ------------
Net Assets -- End of Period ..........................   $6,981,747     $4,903,616    $ 69,081,626    $ 44,384,777
                                                         ==========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................           --             --              --              --
Units Redeemed .......................................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
Net Increase (Decrease) ..............................           --             --              --              --
                                                         ----------     ----------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           66             26             300             286
Units Redeemed .......................................          (38)           (19)           (148)            (80)
                                                         ----------     ----------    ------------    ------------
Net Increase (Decrease) ..............................           28              7             152             206
                                                         ----------     ----------    ------------    ------------



                                                                  EQ/Capital                        EQ/Capital
                                                               Guardian Research               Guardian U.S. Equity
                                                       --------------------------------- ---------------------------------
                                                             2005             2004             2005             2004
                                                       ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (1,134,727)   $  (1,034,914)   $    (781,387)   $    (703,656)
 Net realized gain (loss) on investments .............      8,909,482        5,979,692       12,684,361        5,582,927
 Change in unrealized appreciation (depreciation)
  of investments .....................................     (1,079,011)       8,726,489       (6,726,764)       2,242,551
                                                        -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................      6,695,744       13,671,267        5,176,210        7,121,822
                                                        -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     12,644,042       13,432,765       18,742,122       19,594,588
  Transfers between funds including guaranteed
   interest account, net .............................     (6,603,947)      (2,197,018)         128,017        9,414,653
  Transfers for contract benefit and terminations         (19,051,913)     (17,252,612)     (11,576,898)     (10,309,134)
  Contract maintenance charges .......................       (132,116)        (140,697)         (76,812)         (60,318)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (13,143,934)      (6,157,562)       7,216,429       18,639,789
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (84,329)          40,355          (36,640)          21,007
                                                        -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................     (6,532,519)       7,554,060       12,355,999       25,782,618
Net Assets -- Beginning of Period ....................    156,893,261      149,339,201      103,408,546       77,625,928
                                                        -------------    -------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 150,360,742    $ 156,893,261    $ 115,764,545    $ 103,408,546
                                                        =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --               --               --
Units Redeemed .......................................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            164              215              267              372
Units Redeemed .......................................           (279)            (274)            (201)            (195)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................           (115)              59               66              177
                                                        -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Caywood-Scholl
                                                        High Yield Bond (c)           EQ/Equity 500 Index
                                                       --------------------- -------------------------------------
                                                                2005                2005               2004
                                                       --------------------- ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................      $  256,648         $    2,172,276     $    3,440,607
 Net realized gain (loss) on investments .............           8,101             33,096,073         (2,609,997)
 Change in unrealized appreciation (depreciation)
  of investments .....................................        (225,977)            (3,428,705)        86,285,985
                                                            ----------         --------------     --------------
 Net increase (decrease) in net assets from
  operations .........................................          38,772             31,839,644         87,116,595
                                                            ----------         --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       1,872,400             92,889,289         94,893,864
  Transfers between funds including guaranteed
   interest account, net .............................       3,597,369            (42,987,995)       (20,656,355)
  Transfers for contract benefit and terminations             (153,719)          (124,187,768)      (105,795,551)
  Contract maintenance charges .......................            (282)              (912,543)          (905,459)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --                323,191           (143,872)
                                                            ----------         --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions .........................       5,315,768            (74,875,826)       (32,607,373)
                                                            ----------         --------------     --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................          11,738               (368,286)           181,886
                                                            ----------         --------------     --------------
Increase (Decrease) in Net Assets ....................       5,366,278            (43,404,468)        54,691,108
Net Assets -- Beginning of Period ....................              --          1,047,207,920        992,516,812
                                                            ----------         --------------     --------------
Net Assets -- End of Period ..........................      $5,366,278         $1,003,803,452     $1,047,207,920
                                                            ==========         ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --                    533                658
Units Redeemed .......................................              --                   (832)              (832)
                                                            ----------         --------------     --------------
Net Increase (Decrease) ..............................              --                   (299)              (174)
                                                            ----------         --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              65                    229                302
Units Redeemed .......................................             (14)                  (182)              (182)
                                                            ----------         --------------     --------------
Net Increase (Decrease) ..............................              51                     47                120
                                                            ----------         --------------     --------------



                                                             EQ/Evergreen
                                                        International Bond (d)        EQ/Evergreen Omega         EQ/FI Mid Cap
                                                       ------------------------ ------------------------------- ----------------
                                                                 2005                 2005            2004            2005
                                                       ------------------------ --------------- --------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................         $   (547)         $   (292,528)   $   (179,292)   $  15,521,254
 Net realized gain (loss) on investments .............             (541)            1,259,486       1,456,912       30,578,949
 Change in unrealized appreciation (depreciation)
  of investments .....................................            1,608              (353,308)        (62,067)     (32,776,414)
                                                               --------          ------------    ------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................              520               613,650       1,215,553       13,323,789
                                                               --------          ------------    ------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............          124,251             4,086,029       6,042,434       46,694,629
  Transfers between funds including guaranteed
   interest account, net .............................          378,714            (2,430,477)      6,352,377        2,871,518
  Transfers for contract benefit and terminations                  (294)           (2,526,660)     (1,877,395)     (19,944,932)
  Contract maintenance charges .......................              (40)              (23,256)        (15,293)        (239,120)
  Adjustments to net assets allocated to
   contracts in payout period ........................               --                    --              --               --
                                                               --------          ------------    ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................          502,631              (894,364)     10,502,123       29,382,095
                                                               --------          ------------    ------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................              549                13,020          19,677          (31,754)
                                                               --------          ------------    ------------    -------------
Increase (Decrease) in Net Assets ....................          503,700              (267,694)     11,737,353       42,674,130
Net Assets -- Beginning of Period ....................               --            24,777,357      13,040,004      223,297,989
                                                               --------          ------------    ------------    -------------
Net Assets -- End of Period ..........................         $503,700          $ 24,509,663    $ 24,777,357    $ 265,972,119
                                                               ========          ============    ============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................               --                    --              --               --
Units Redeemed .......................................               --                    --              --               --
                                                               --------          ------------    ------------    -------------
Net Increase (Decrease) ..............................               --                    --              --               --
                                                               --------          ------------    ------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................                5                    79             225              687
Units Redeemed .......................................               --                   (89)            (95)            (420)
                                                               --------          ------------    ------------    -------------
Net Increase (Decrease) ..............................                5                   (10)            130              267
                                                               --------          ------------    ------------    -------------



                                                        EQ/FI Mid Cap
                                                       ----------------
                                                             2004
                                                       ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   2,237,426
 Net realized gain (loss) on investments .............     16,715,444
 Change in unrealized appreciation (depreciation)
  of investments .....................................      8,333,574
                                                        -------------
 Net increase (decrease) in net assets from
  operations .........................................     27,286,444
                                                        -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     43,354,895
  Transfers between funds including guaranteed
   interest account, net .............................     11,557,668
  Transfers for contract benefit and terminations         (12,750,053)
  Contract maintenance charges .......................       (176,013)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --
                                                        -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     41,986,497
                                                        -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (67,785)
                                                        -------------
Increase (Decrease) in Net Assets ....................     69,205,156
Net Assets -- Beginning of Period ....................    154,092,833
                                                        -------------
Net Assets -- End of Period ..........................  $ 223,297,989
                                                        =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --
Units Redeemed .......................................             --
                                                        -------------
Net Increase (Decrease) ..............................             --
                                                        -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            785
Units Redeemed .......................................           (363)
                                                        -------------
Net Increase (Decrease) ..............................            422
                                                        -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                     EQ/FI                          EQ/GAMCO
                                                                 Mid Cap Value            Mergers and Acquisitions (c)
                                                       --------------------------------- ------------------------------
                                                             2005             2004                    2005
                                                       ---------------- ---------------- ------------------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  14,136,412    $   4,315,827             $  34,982
 Net realized gain (loss) on investments .............     49,228,543       28,414,705                10,823
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (23,814,334)      19,300,498               (19,796)
                                                        -------------    -------------             ---------
 Net increase (decrease) in net assets from
  operations .........................................     39,550,621       52,031,030                26,009
                                                        -------------    -------------             ---------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     56,621,348       50,367,355               852,204
  Transfers between funds including guaranteed
   interest account, net .............................     10,771,590        4,578,265             1,679,172
  Transfers for contract benefit and terminations         (39,739,271)     (30,267,782)              (44,999)
  Contract maintenance charges .......................       (428,714)        (375,235)                  (94)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --                    --
                                                        -------------    -------------             ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................     27,224,953       24,302,603             2,486,283
                                                        -------------    -------------             ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       (150,996)          21,408                 7,901
                                                        -------------    -------------             ---------
Increase (Decrease) in Net Assets ....................     66,624,578       76,355,041             2,520,193
Net Assets -- Beginning of Period ....................    379,728,862      303,373,823                    --
                                                        -------------    -------------             ---------
Net Assets -- End of Period ..........................  $ 446,353,440    $ 379,728,862             $2,520,193
                                                        =============    =============             ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --                    --
Units Redeemed .......................................             --               --                    --
                                                        -------------    -------------             ----------
Net Increase (Decrease) ..............................             --               --                    --
                                                        -------------    -------------             ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            865              772                    26
Units Redeemed .......................................           (668)            (575)                     (2)
                                                        -------------    -------------             ------------
Net Increase (Decrease) ..............................            193              197                    24
                                                        -------------    -------------             -----------



                                                                   EQ/GAMCO              EQ/International     EQ/Janus
                                                           Small Company Value (b)          Growth (c)     Large Cap Growth
                                                       -------------------------------- ------------------ ----------------
                                                             2005            2004              2005              2005
                                                       --------------- ---------------- ------------------ ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $    (89,199)     $    (525)        $    6,223      $   (893,456)
 Net realized gain (loss) on investments .............     2,742,238        113,945             39,083         2,319,253
 Change in unrealized appreciation (depreciation)
  of investments .....................................    (1,552,859)        74,364             58,881         2,604,569
                                                        ------------      ---------         ----------      ------------
 Net increase (decrease) in net assets from
  operations .........................................     1,100,180        187,784            104,187         4,030,366
                                                        ------------      ---------         ----------      ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    11,742,379        564,765            648,205        11,582,948
  Transfers between funds including guaranteed
   interest account, net .............................    23,214,196      4,474,265          1,441,168        (2,242,816)
  Transfers for contract benefit and terminations         (1,535,056)        (7,865)           (23,915)       (5,157,299)
  Contract maintenance charges .......................        (9,391)          (111)              (116)          (93,278)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --             --                 --                --
                                                        ------------      ---------         ----------      ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    33,412,128      5,031,054          2,065,342         4,089,555
                                                        ------------      ---------         ----------      ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        19,359          1,990              5,210            58,192
                                                        ------------      ---------         ----------      ------------
Increase (Decrease) in Net Assets ....................    34,531,667      5,220,828          2,174,739         8,178,113
Net Assets -- Beginning of Period ....................     5,220,828              -                 --        65,100,943
                                                        ------------      ---------         ----------      ------------
Net Assets -- End of Period ..........................  $ 39,752,495      $5,220,828        $2,174,739      $ 73,279,056
                                                        ============      ==========        ==========      ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --             --                 --                --
Units Redeemed .......................................            --             --                 --                --
                                                        ------------      ----------        ----------      ------------
Net Increase (Decrease) ..............................            --             --                 --                --
                                                        ------------      ----------        ----------      ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           405             53                 42               298
Units Redeemed .......................................          (109)              (6)             (23)             (232)
                                                        ------------      ------------      ----------      ------------
Net Increase (Decrease) ..............................           294             47                 19                66
                                                        ------------      -----------       ----------      ------------



                                                          EQ/Janus
                                                         Large Cap
                                                           Growth
                                                       --------------
                                                            2004
                                                       --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   (615,951)
 Net realized gain (loss) on investments .............    (1,120,680)
 Change in unrealized appreciation (depreciation)
  of investments .....................................     7,865,187
                                                        ------------
 Net increase (decrease) in net assets from
  operations .........................................     6,128,556
                                                        ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    10,761,921
  Transfers between funds including guaranteed
   interest account, net .............................    (1,957,141)
  Transfers for contract benefit and terminations         (4,393,632)
  Contract maintenance charges .......................       (92,496)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --
                                                        ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     4,318,652
                                                        ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        24,797
                                                        ------------
Increase (Decrease) in Net Assets ....................    10,472,005
Net Assets -- Beginning of Period ....................    54,628,938
                                                        ------------
Net Assets -- End of Period ..........................  $ 65,100,943
                                                        ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --
Units Redeemed .......................................            --
                                                        ------------
Net Increase (Decrease) ..............................            --
                                                        ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           300
Units Redeemed .......................................          (222)
                                                        ------------
Net Increase (Decrease) ..............................            78
                                                        ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/JPMorgan                      EQ/JPMorgan
                                                                Core Bond                   Value Opportunities
                                                     -------------------------------- -------------------------------
                                                           2005             2004            2005            2004
                                                     ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ......................   $  2,319,019    $  1,985,122    $    127,466    $    (17,054)
 Net realized gain (loss) on investments ...........       (340,061)        240,973         919,443        (211,902)
 Change in unrealized appreciation (depreciation)
  of investments ...................................     (1,183,653)       (584,911)        481,216       5,769,240
                                                       ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .......................................        795,305       1,641,184       1,528,125       5,540,284
                                                       ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ......................
  Payments received from contractowners ............     23,547,918      17,890,049       5,725,773       5,431,450
  Transfers between funds including guaranteed
   interest account, net ...........................     13,199,701       4,453,095      (1,869,901)     (2,120,902)
  Transfers for contract benefit and terminations        (6,804,433)     (4,728,357)     (8,100,113)     (7,135,538)
  Contract maintenance charges .....................        (84,669)        (58,292)        (59,189)        (63,126)
  Adjustments to net assets allocated to
   contracts in payout period ......................             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     29,858,517      17,556,495      (4,303,430)     (3,888,116)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ...................        (31,760)         12,500        (173,592)         35,526
                                                       ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ..................     30,622,062      19,210,179      (2,948,897)      1,687,694
Net Assets -- Beginning of Period ..................     70,547,231      51,337,052      63,765,556      62,077,862
                                                       ------------    ------------    ------------    ------------
Net Assets -- End of Period ........................   $101,169,293    $ 70,547,231    $ 60,816,659    $ 63,765,556
                                                       ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .......................................             --              --              --              --
Units Redeemed .....................................             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) ............................             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .......................................            445             305              74              79
Units Redeemed .....................................           (181)           (146)           (105)           (112)
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) ............................            264             159             (31)            (33)
                                                       ------------    ------------    ------------    ------------



                                                                 EQ/Lazard                      EQ/Legg             EQ/Long
                                                              Small Cap Value           Mason Value Equity (d)   Term Bond (c)
                                                     --------------------------------- ------------------------ --------------
                                                           2005             2004                 2005                2005
                                                     ---------------- ---------------- ------------------------ --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ......................  $   5,328,900    $   5,785,435          $  (1,765)         $   145,665
 Net realized gain (loss) on investments ...........     15,013,624       18,036,108              7,619               27,525
 Change in unrealized appreciation (depreciation)
  of investments ...................................    (14,340,866)      (6,355,072)            (2,785)            (189,959)
                                                      -------------    -------------          ---------          -----------
 Net increase (decrease) in net assets from
  operations .......................................      6,001,658       17,466,471              3,069              (16,769)
                                                      -------------    -------------          ---------          -----------
Contractowners Transactions:
 Contributions and Transfers: ......................
  Payments received from contractowners ............     35,201,980       31,078,943            484,434            4,005,080
  Transfers between funds including guaranteed
   interest account, net ...........................      4,969,832       21,903,467          1,674,459            6,739,857
  Transfers for contract benefit and terminations       (16,307,821)     (10,454,920)           (11,719)            (242,715)
  Contract maintenance charges .....................       (174,734)        (104,453)               (35)                (781)
  Adjustments to net assets allocated to
   contracts in payout period ......................             --               --                 --                   --
                                                      -------------    -------------          ---------          -----------
Net increase (decrease) in net assets from
 contractowners transactions .......................     23,689,257       42,423,037          2,147,139           10,501,441
                                                      -------------    -------------          ---------          -----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ...................        (65,438)          36,847              1,960               10,399
                                                      -------------    -------------          ---------          -----------
Increase (Decrease) in Net Assets ..................     29,625,477       59,926,355          2,152,168           10,495,073
Net Assets -- Beginning of Period ..................    144,203,954       84,277,599                 --                   --
                                                      -------------    -------------          ---------          -----------
Net Assets -- End of Period ........................  $ 173,829,431    $ 144,203,954          $2,152,168         $10,495,073
                                                      =============    =============          ==========         ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .......................................             --               --                 --                   --
Units Redeemed .....................................             --               --                 --                   --
                                                      -------------    -------------          ----------         -----------
Net Increase (Decrease) ............................             --               --                 --                   --
                                                      -------------    -------------          ----------         -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .......................................            395              510                 21                  138
Units Redeemed .....................................           (256)            (239)                  (1)               (33)
                                                      -------------    -------------          ------------       -----------
Net Increase (Decrease) ............................            139              271                 20                  105
                                                      -------------    -------------          -----------        -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Lord Abbett          EQ/Lord Abbett
                                                        Growth and Income (c)     Large Cap Core (c)
                                                       ------------------------ ---------------------
                                                                 2005                    2005
                                                       ------------------------ ---------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................        $   3,239              $  (1,802)
 Net realized gain (loss) on investments .............            2,628                  9,008
 Change in unrealized appreciation (depreciation)
  of investments .....................................           39,932                 37,886
                                                              ---------              ---------
 Net increase (decrease) in net assets from
  operations .........................................           45,799                 45,092
                                                              ---------              ---------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............          635,035                492,832
  Transfers between funds including guaranteed
   interest account, net .............................        1,080,791              1,373,175
  Transfers for contract benefit and terminations               (31,752)               (33,996)
  Contract maintenance charges .......................             (153)                  (153)
  Adjustments to net assets allocated to
   contracts in payout period ........................               --                     --
                                                              ---------              ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................        1,683,921              1,831,858
                                                              ---------              ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................            5,477                  6,477
                                                              ---------              ---------
Increase (Decrease) in Net Assets ....................        1,735,197              1,883,427
Net Assets -- Beginning of Period ....................               --                     --
                                                              ---------              ---------
Net Assets -- End of Period ..........................        $1,735,197             $1,883,427
                                                              ==========             ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................               --                     --
Units Redeemed .......................................               --                     --
                                                              ----------             ----------
Net Increase (Decrease) ..............................               --                     --
                                                              ----------             ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................               18                     21
Units Redeemed .......................................               (2)                    (3)
                                                              -----------            -----------
Net Increase (Decrease) ..............................               16                     18
                                                              -----------            -----------



                                                                                                                 EQ/Mercury
                                                          EQ/Lord Abbett                                        Basic Value
                                                        Mid Cap Value (c)           EQ/Marsico Focus               Equity
                                                       -------------------- --------------------------------- ----------------
                                                               2005               2005             2004             2005
                                                       -------------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................     $    22,040       $  (2,786,191)   $  (2,050,619)   $     255,596
 Net realized gain (loss) on investments .............          90,725          14,288,675        8,572,041       25,605,971
 Change in unrealized appreciation (depreciation)
  of investments .....................................         199,206           7,856,510        7,031,748      (20,439,649)
                                                           -----------       -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................         311,971          19,358,994       13,553,170        5,421,918
                                                           -----------       -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       2,319,028          44,547,672       36,119,683       45,050,164
  Transfers between funds including guaranteed
   interest account, net .............................       7,991,789          20,680,282        5,410,028      (15,685,540)
  Transfers for contract benefit and terminations             (172,145)        (15,700,713)     (10,739,112)     (37,260,223)
  Contract maintenance charges .......................            (702)           (195,816)        (142,452)        (300,414)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --                  --               --               --
                                                           -----------       -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................      10,137,970          49,331,425       30,648,147       (8,196,013)
                                                           -----------       -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................          10,174             310,874          255,739         (135,933)
                                                           -----------       -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      10,460,115          69,001,293       44,457,056       (2,910,028)
Net Assets -- Beginning of Period ....................              --         167,380,473      122,923,417      347,175,915
                                                           -----------       -------------    -------------    -------------
Net Assets -- End of Period ..........................     $10,460,115       $ 236,381,766    $ 167,380,473    $ 344,265,887
                                                           ===========       =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --                  --               --               --
Units Redeemed .......................................              --                  --               --               --
                                                           -----------       -------------    -------------    -------------
Net Increase (Decrease) ..............................              --                  --               --               --
                                                           -----------       -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................             114                 656              568              360
Units Redeemed .......................................             (20)               (281)            (315)            (400)
                                                           -----------       -------------    -------------    -------------
Net Increase (Decrease) ..............................              94                 375              253              (40)
                                                           -----------       -------------    -------------    -------------



                                                          EQ/Mercury
                                                         Basic Value
                                                            Equity
                                                       ----------------
                                                             2004
                                                       ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   2,713,236
 Net realized gain (loss) on investments .............     16,674,208
 Change in unrealized appreciation (depreciation)
  of investments .....................................      8,998,222
                                                        -------------
 Net increase (decrease) in net assets from
  operations .........................................     28,385,666
                                                        -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     48,334,791
  Transfers between funds including guaranteed
   interest account, net .............................      5,397,369
  Transfers for contract benefit and terminations         (32,671,392)
  Contract maintenance charges .......................       (278,207)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --
                                                        -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     20,782,561
                                                        -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................         16,581
                                                        -------------
Increase (Decrease) in Net Assets ....................     49,184,808
Net Assets -- Beginning of Period ....................    297,991,107
                                                        -------------
Net Assets -- End of Period ..........................  $ 347,175,915
                                                        =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --
Units Redeemed .......................................             --
                                                        -------------
Net Increase (Decrease) ..............................             --
                                                        -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            516
Units Redeemed .......................................           (379)
                                                        -------------
Net Increase (Decrease) ..............................            137
                                                        -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Mercury                      EQ/MFS Emerging
                                                              International Value                Growth Companies
                                                       --------------------------------- ---------------------------------
                                                             2005             2004             2005             2004
                                                       ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   1,006,646    $     470,907    $  (4,451,247)   $  (4,686,242)
 Net realized gain (loss) on investments .............     10,437,226        3,060,937       (5,441,925)     (31,051,084)
 Change in unrealized appreciation (depreciation)
  of investments .....................................      6,001,364       20,446,459       33,511,926       72,782,725
                                                        -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................     17,445,236       23,978,303       23,618,754       37,045,399
                                                        -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     36,766,032       18,930,274       25,669,511       30,115,973
  Transfers between funds including guaranteed
   interest account, net .............................     21,239,091        6,372,768      (31,413,447)     (30,158,292)
  Transfers for contract benefit and terminations         (17,672,718)     (12,651,563)     (40,187,017)     (35,802,118)
  Contract maintenance charges .......................       (157,314)        (125,323)        (414,136)        (464,832)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................     40,175,091       12,526,156      (46,345,089)     (36,309,269)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       (111,502)          35,785           89,724           (1,343)
                                                        -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ....................     57,508,825       36,540,244       22,636,611          734,787
Net Assets -- Beginning of Period ....................    149,448,287      112,908,043      364,786,512      364,051,725
                                                        -------------    -------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 206,957,112    $ 149,448,287    $ 342,149,901    $ 364,786,512
                                                        =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --               --               --
Units Redeemed .......................................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................             --               --               --               --
                                                        -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            737              439              304              408
Units Redeemed .......................................           (390)            (320)            (680)            (716)
                                                        -------------    -------------    -------------    -------------
Net Increase (Decrease) ..............................            347              119             (376)            (308)
                                                        -------------    -------------    -------------    -------------



                                                                   EQ/MFS
                                                               Investors Trust                  EQ/Money Market
                                                       ------------------------------- ---------------------------------
                                                             2005            2004            2005             2004
                                                       --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $   (131,328)   $   (121,438)   $   1,818,156    $    (335,725)
 Net realized gain (loss) on investments .............       947,339          83,871         (287,750)        (399,964)
 Change in unrealized appreciation (depreciation)
  of investments .....................................       133,225       1,597,995          216,075          366,224
                                                        ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .........................................       949,236       1,560,428        1,746,481         (369,465)
                                                        ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     1,644,249       1,892,459       17,689,997       24,817,338
  Transfers between funds including guaranteed
   interest account, net .............................      (534,528)       (858,528)       5,282,612      (12,489,401)
  Transfers for contract benefit and terminations         (2,441,137)     (2,710,162)     (30,538,251)     (36,242,428)
  Contract maintenance charges .......................       (15,123)        (15,269)        (123,896)        (138,323)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --              --           41,092           35,197
                                                        ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions .........................    (1,346,539)     (1,691,500)      (7,648,446)     (24,017,617)
                                                        ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        16,186          29,073        2,357,256          (42,586)
                                                        ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ....................      (381,117)       (101,999)      (3,544,709)     (24,429,668)
Net Assets -- Beginning of Period ....................    17,345,966      17,447,965      117,689,435      142,119,103
                                                        ------------    ------------    -------------    -------------
Net Assets -- End of Period ..........................  $ 16,964,849    $ 17,345,966    $ 114,144,728    $ 117,689,435
                                                        ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --              --            1,265            1,116
Units Redeemed .......................................            --              --           (1,363)          (1,388)
                                                        ------------    ------------    -------------    -------------
Net Increase (Decrease) ..............................            --              --              (98)            (272)
                                                        ------------    ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            34              49               12              230
Units Redeemed .......................................           (49)            (70)             (36)            (293)
                                                        ------------    ------------    -------------    -------------
Net Increase (Decrease) ..............................           (15)            (21)             (24)             (63)
                                                        ------------    ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Montag &               EQ/PIMCO
                                                           Caldwell Growth (b)       Real Return (c)
                                                       ---------------------------- -----------------
                                                             2005           2004           2005
                                                       ---------------- ----------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................    $ (11,737)     $    (57)     $  233,509
 Net realized gain (loss) on investments .............       19,881           106           3,731
 Change in unrealized appreciation (depreciation)
  of investments .....................................       68,669         2,857        (278,278)
                                                          ---------      --------      ----------
 Net increase (decrease) in net assets from
  operations .........................................       76,813         2,906         (41,038)
                                                          ---------      --------      ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    1,042,167        56,585       5,968,653
  Transfers between funds including guaranteed
   interest account, net .............................    1,569,022       164,437       9,008,897
  Transfers for contract benefit and terminations           (65,301)           --        (128,474)
  Contract maintenance charges .......................         (615)           --            (734)
  Adjustments to net assets allocated to
   contracts in payout period ........................           --            --              --
                                                          ---------      --------      ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    2,545,273       221,022      14,848,342
                                                          ---------      --------      ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       14,311           177          13,784
                                                          ---------      --------      ----------
Increase (Decrease) in Net Assets ....................    2,636,397       224,105      14,821,088
Net Assets -- Beginning of Period ....................      224,105             -              --
                                                          ---------      --------      ----------
Net Assets -- End of Period ..........................    $2,860,502     $224,105      $14,821,088
                                                          ==========     ========      ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................           --            --              --
Units Redeemed .......................................           --            --              --
                                                          ----------     --------      -----------
Net Increase (Decrease) ..............................           --            --              --
                                                          ----------     --------      -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           31             2             158
Units Redeemed .......................................           (7)         --                (9)
                                                          ------------   --------      -------------
Net Increase (Decrease) ..............................           24             2             149
                                                          -----------    --------      ------------



                                                             EQ/Short                  EQ/Small                 EQ/TCW
                                                        Duration Bond (c)           Company Index             Equity (b)
                                                       ------------------- -------------------------------- --------------
                                                               2005              2005             2004           2005
                                                       ------------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................     $  13,301         $    (49,134)   $    904,400     $  (62,403)
 Net realized gain (loss) on investments .............            25            7,805,952       5,721,894        426,353
 Change in unrealized appreciation (depreciation)
  of investments .....................................       (13,194)          (4,517,705)      3,391,573        234,184
                                                           ---------         ------------    ------------     ----------
 Net increase (decrease) in net assets from
  operations .........................................           132            3,239,113      10,017,867        598,134
                                                           ---------         ------------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       572,315           21,823,949      21,409,771      3,005,345
  Transfers between funds including guaranteed
   interest account, net .............................     1,811,371              893,003      14,146,160      3,583,190
  Transfers for contract benefit and terminations           (179,725)          (6,096,698)     (4,145,908)      (196,611)
  Contract maintenance charges .......................           (68)            (102,168)        (54,444)        (1,548)
  Adjustments to net assets allocated to
   contracts in payout period ........................            --                   --              --             --
                                                           ---------         ------------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................     2,203,893           16,518,086      31,355,579      6,390,376
                                                           ---------         ------------    ------------     ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................         7,006              (13,976)         14,390         22,745
                                                           ---------         ------------    ------------     ----------
Increase (Decrease) in Net Assets ....................     2,211,031           19,743,223      41,387,836      7,011,255
Net Assets -- Beginning of Period ....................            --           81,812,986      40,425,150        969,962
                                                           ---------         ------------    ------------     ----------
Net Assets -- End of Period ..........................     $2,211,031        $101,556,209    $ 81,812,986     $7,981,217
                                                           ==========        ============    ============     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................            --                   --              --             --
Units Redeemed .......................................            --                   --              --             --
                                                           ----------        ------------    ------------     ----------
Net Increase (Decrease) ..............................            --                   --              --             --
                                                           ----------        ------------    ------------     ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................            25                  321             434            116
Units Redeemed .......................................            (3)                (195)           (181)           (55)
                                                           -----------       ------------    ------------     ----------
Net Increase (Decrease) ..............................            22                  126             253             61
                                                           -----------       ------------    ------------     ----------



                                                       EQ/TCW Equity
                                                             (b)
                                                       --------------
                                                            2004
                                                       --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $   (790)
 Net realized gain (loss) on investments .............      7,151
 Change in unrealized appreciation (depreciation)
  of investments .....................................      6,450
                                                         --------
 Net increase (decrease) in net assets from
  operations .........................................     12,811
                                                         --------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    111,359
  Transfers between funds including guaranteed
   interest account, net .............................    906,064
  Transfers for contract benefit and terminations         (61,038)
  Contract maintenance charges .......................        (24)
  Adjustments to net assets allocated to
   contracts in payout period ........................         --
                                                         --------
Net increase (decrease) in net assets from
 contractowners transactions .........................    956,361
                                                         --------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        790
                                                         --------
Increase (Decrease) in Net Assets ....................    969,962
Net Assets -- Beginning of Period ....................          -
                                                         --------
Net Assets -- End of Period ..........................   $969,962
                                                         ========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................         --
Units Redeemed .......................................         --
                                                         --------
Net Increase (Decrease) ..............................         --
                                                         --------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................         11
Units Redeemed .......................................         (2)
                                                         --------
Net Increase (Decrease) ..............................          9
                                                         --------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                   EQ/UBS              EQ/Van Kampen
                                                           Growth and Income (b)        Comstock (c)
                                                       ------------------------------ ---------------
                                                            2005            2004            2005
                                                       -------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................   $    5,090      $   869        $  22,324
 Net realized gain (loss) on investments .............       19,641        2,620            7,107
 Change in unrealized appreciation (depreciation)
  of investments .....................................      352,245        3,411          170,520
                                                         ----------     --------       ----------
 Net increase (decrease) in net assets from
  operations .........................................      376,976        6,900          199,951
                                                         ----------     --------       ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............    2,756,838       38,623        1,799,191
  Transfers between funds including guaranteed
   interest account, net .............................    4,761,728      174,435        4,787,626
  Transfers for contract benefit and terminations          (197,350)         (72)        (114,273)
  Contract maintenance charges .......................         (742)          (4)            (766)
  Adjustments to net assets allocated to
   contracts in payout period ........................           --           --               --
                                                         ----------     --------       ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................    7,320,474      212,982        6,471,778
                                                         ----------     --------       ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................       17,671          284            9,774
                                                         ----------     --------       ----------
Increase (Decrease) in Net Assets ....................    7,715,121      220,166        6,681,503
Net Assets -- Beginning of Period ....................      220,166            -               --
                                                         ----------     --------       ----------
Net Assets -- End of Period ..........................   $7,935,287     $220,166       $6,681,503
                                                         ==========     ========       ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................           --           --               --
Units Redeemed .......................................           --           --               --
                                                         ----------     --------       ----------
Net Increase (Decrease) ..............................           --           --               --
                                                         ----------     --------       ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................           95            2               68
Units Redeemed .......................................          (29)          (1)              (4)
                                                         ----------     --------       ----------
Net Increase (Decrease) ..............................           66            1               64
                                                         ----------     --------       ----------



                                                                 EQ/Van Kampen               EQ/Van Kampen
                                                            Emerging Markets Equity       Mid Cap Growth (c)
                                                       --------------------------------- --------------------
                                                             2005             2004               2005
                                                       ---------------- ---------------- --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................  $  (1,273,605)   $    (708,832)       $  (15,509)
 Net realized gain (loss) on investments .............     37,803,459       26,788,681           267,812
 Change in unrealized appreciation (depreciation)
  of investments .....................................     17,450,383       (1,598,152)           26,382
                                                        -------------    -------------        ----------
 Net increase (decrease) in net assets from
  operations .........................................     53,980,237       24,481,697           278,685
                                                        -------------    -------------        ----------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............     29,966,531       18,121,034           834,024
  Transfers between funds including guaranteed
   interest account, net .............................     41,778,957       14,604,380         3,828,631
  Transfers for contract benefit and terminations         (19,281,156)     (12,364,648)          (74,439)
  Contract maintenance charges .......................       (154,362)        (107,940)             (237)
  Adjustments to net assets allocated to
   contracts in payout period ........................             --               --                --
                                                        -------------    -------------        ----------
Net increase (decrease) in net assets from
 contractowners transactions .........................     52,309,970       20,252,826         4,587,979
                                                        -------------    -------------        ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................        (95,387)          43,918             6,553
                                                        -------------    -------------        ----------
Increase (Decrease) in Net Assets ....................    106,194,820       44,778,441         4,873,217
Net Assets -- Beginning of Period ....................    146,637,505      101,859,064                --
                                                        -------------    -------------        ----------
Net Assets -- End of Period ..........................  $ 252,832,325    $ 146,637,505        $4,873,217
                                                        =============    =============        ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................             --               --                --
Units Redeemed .......................................             --               --                --
                                                        -------------    -------------        ----------
Net Increase (Decrease) ..............................             --               --                --
                                                        -------------    -------------        ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................          1,338            1,030                89
Units Redeemed .......................................           (948)            (844)              (50)
                                                        -------------    -------------        ----------
Net Increase (Decrease) ..............................            390              186                39
                                                        -------------    -------------        ----------



                                                           EQ/Wells Fargo
                                                        Montgomery Small Cap
                                                       ---------------------
                                                                2005
                                                       ---------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................       $  25,090
 Net realized gain (loss) on investments .............          41,734
 Change in unrealized appreciation (depreciation)
  of investments .....................................         (20,590)
                                                             ---------
 Net increase (decrease) in net assets from
  operations .........................................          46,234
                                                             ---------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............         176,866
  Transfers between funds including guaranteed
   interest account, net .............................         332,821
  Transfers for contract benefit and terminations               (8,728)
  Contract maintenance charges .......................            (115)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --
                                                             ---------
Net increase (decrease) in net assets from
 contractowners transactions .........................         500,844
                                                             ---------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................           3,039
                                                             ---------
Increase (Decrease) in Net Assets ....................         550,117
Net Assets -- Beginning of Period ....................              --
                                                             ---------
Net Assets -- End of Period ..........................       $ 550,117
                                                             =========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --
Units Redeemed .......................................              --
                                                             ---------
Net Increase (Decrease) ..............................              --
                                                             ---------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................              37
Units Redeemed .......................................             (32)
                                                             ---------
Net Increase (Decrease) ..............................               5
                                                             ---------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 Laudus Rosenberg
                                                           VIT Value Long/Short Equity        U.S. Real Estate -- Class II
                                                         --------------------------------   ---------------------------------
                                                               2005             2004              2005              2004
                                                         ---------------   --------------   ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ........................    $    (75,503)      $  (30,970)     $  1,829,198      $     58,293
 Net realized gain (loss) on investments .............         135,572            7,957         5,851,541         2,733,520
 Change in unrealized appreciation (depreciation)
  of investments .....................................          99,496           18,472         3,287,089         4,433,879
                                                          ------------       ----------      ------------      ------------
 Net increase (decrease) in net assets from
  operations .........................................         159,565           (4,541)       10,967,828         7,225,692
                                                          ------------       ----------      ------------      ------------
Contractowners Transactions:
 Contributions and Transfers: ........................
  Payments received from contractowners ..............       1,559,694          546,309        18,737,635         8,136,619
  Transfers between funds including guaranteed
   interest account, net .............................       6,246,577          913,136        18,972,517        34,553,298
  Transfers for contract benefit and terminations           (1,368,445)        (145,615)       (6,156,232)       (1,082,231)
  Contract maintenance charges .......................          (2,610)            (605)          (44,602)           (6,296)
  Adjustments to net assets allocated to
   contracts in payout period ........................              --               --                --                --
                                                          ------------       ----------      ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions .........................       6,435,216        1,313,225        31,509,318        41,601,390
                                                          ------------       ----------      ------------      ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A .....................          16,504           20,320            11,899            17,447
                                                          ------------       ----------      ------------      ------------
Increase (Decrease) in Net Assets ....................       6,611,285        1,329,004        42,489,045        48,844,387
Net Assets -- Beginning of Period ....................       1,725,252          396,248        51,251,373         2,406,847
                                                          ------------       ----------      ------------      ------------
Net Assets -- End of Period ..........................    $  8,336,537       $1,725,252      $ 93,740,418      $ 51,251,373
                                                          ============       ==========      ============      ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .........................................              --               --                --                --
Units Redeemed .......................................              --               --                --                --
                                                          ------------       ----------      ------------      ------------
Net Increase (Decrease) ..............................              --               --                --                --
                                                          ------------       ----------      ------------      ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued .........................................             151               54               589               604
Units Redeemed .......................................             (90)             (42)             (378)             (271)
                                                          ------------       ----------      ------------      ------------
Net Increase (Decrease) ..............................              61               12               211               333
                                                          ------------       ----------      ------------      ------------

-------
(a) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(b) Commenced operations on October 25, 2004.
(c) Commenced operations on May 9, 2005.
(d) Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2005


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.
The Account consists of 67 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth(1)
o AXA Premier VIP Mid Cap Value(2)
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Large Cap Growth(3)
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation II
o EQ/Bear Stearns Small Company Growth(4)
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond
o EQ/Equity 500 Index o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value(6)
o EQ/GAMCO Mergers and Acquisitions(14)
o EQ/GAMCO Small Company Value(7)
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond(8)
o EQ/JPMorgan Value Opportunities(9)
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth(10)
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/TCW Equity(11)
o EQ/UBS Growth and Income(12)
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity(13)
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Laudus Rosenberg VIT Value Long/Short Equity
o U.S. Real Estate -- Class II

----------------------
 (1) Formerly known as AXA Premier VIP Small/Mid Cap Growth.
 (2) Formerly known as AXA Premier VIP Small/Mid Cap Value.
 (3) Formerly known as EQ/Alliance Premier Growth.
 (4) Formerly known as EQ/Enterprise Small Company Growth.
 (5) Formerly known as EQ/Enterprise Equity Income.
 (6) Formerly known as EQ/FI Small/Mid Cap Value.
 (7) Formerly known as EQ/Enterprise Small Company Value.
 (8) Formerly known as J.P. Morgan Core Bond.
 (9) Formerly known as J.P. Morgan Value Opportunities.
 (10) Formerly known as EQ/Enterprise Growth.
 (11) Formerly known as EQ/Enterprise Equity.
 (12) Formerly known as EQ/Enterprise Growth and Income.
 (13) Formerly known as EQ/Emerging Markets Equity.
 (14) Formerly EQ/Mergers and Acquisitions.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum, Momentum Plus (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity option of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum and Momentum Plus Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUI-VEST Strategies, EQUIPLAN and Old Contracts and


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


2. Significant Accounting Policies (Concluded)

quarterly under Momentum and Momentum Plus.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:



                                                        Purchases        Sales
                                                     -------------- --------------
AXA Aggressive Allocation ........................    $ 20,286,012   $  7,280,120
AXA Conservative Allocation ......................      20,771,778     16,741,251
AXA Conservative Plus Allocation .................      20,581,149      8,979,264
AXA Moderate Allocation ..........................     158,093,405    252,023,623
AXA Moderate Plus Allocation .....................      69,067,963     13,056,447
AXA Premier VIP Aggressive Equity ................      48,198,108    192,848,007
AXA Premier VIP Core Bond ........................      22,789,440     18,145,330
AXA Premier VIP Health Care ......................      22,800,063     16,390,932
AXA Premier VIP High Yield .......................      73,569,006     61,242,533
AXA Premier VIP International Equity .............      32,251,243     20,050,755
AXA Premier VIP Large Cap Core Equity ............       4,988,952     10,562,898
AXA Premier VIP Large Cap Growth .................      14,008,465     18,435,585
AXA Premier VIP Large Cap Value ..................      23,050,748     12,369,343
AXA Premier VIP Small/Mid Cap Growth .............      29,500,597     25,016,612
AXA Premier VIP Small/Mid Cap Value ..............      31,275,149     22,823,225
AXA Premier VIP Technology .......................      58,298,727     77,204,590
EQ/Alliance Common Stock .........................     201,110,333    728,242,518
EQ/Alliance Growth & Income ......................     222,912,555    256,920,189
EQ/Alliance Intermediate Government Sec. .........      33,179,826     47,292,377
EQ/Alliance International ........................     147,333,376    167,755,097
EQ/Alliance Large Cap Growth .....................      33,918,871     50,237,257
EQ/Alliance Quality Bond .........................      46,387,721     49,422,862
EQ/Alliance Small Cap Growth .....................      77,692,692    106,167,204
EQ/Ariel Appreciation II .........................         590,497          1,166
EQ/Bears Stearns Small Company Growth ............      25,603,101     11,806,208
EQ/Bernstein Diversified Value ...................     105,428,185     72,839,572
EQ/Boston Advisors Equity Income .................      41,658,513     12,607,883
EQ/Calvert Socially Responsible ..................       5,375,240      2,921,400
EQ/Capital Guardian Growth .......................       4,366,329      2,676,103
EQ/Capital Guardian International ................      32,485,455     16,410,729
EQ/Capital Guardian Research .....................      19,551,183     33,916,158
EQ/Capital Guardian U.S. Equity ..................      35,755,374     23,721,606
EQ/Caywood-Scholl High Yield Bond ................       7,016,514      1,432,360
EQ/Equity 500 Index ..............................     205,385,530    260,469,782
EQ/Evergreen International Bond ..................         542,177         39,544
EQ/Evergreen Omega ...............................       7,028,073      7,478,376

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


3. Purchases and Sales of Investments (Concluded)


                                                           Purchases       Sales
                                                         ------------- -------------
EQ/FI Mid Cap ........................................    110,107,874    49,703,321
EQ/FI Small/Mid Cap Value ............................    171,943,717   103,825,943
EQ/GAMCO Mergers and Acquisitions ....................      2,821,985       287,414
EQ/GAMCO Small Company Value .........................     48,876,460    13,089,587
EQ/International Growth ..............................      4,640,753     2,563,977
EQ/Janus Large Cap Growth ............................     18,432,188    15,170,608
EQ/JPMorgan Core Bond ................................     54,147,666    21,999,172
EQ/JPMorgan Value Opportunities ......................     10,394,809    14,744,302
EQ/Lazard Small Cap Value ............................     83,613,085    46,784,042
EQ/Legg Mason Value Equity ...........................      2,233,131        85,797
EQ/Long Term Bond ....................................     14,087,892     3,362,045
EQ/Lord Abbett Growth and Income .....................      1,982,051       289,415
EQ/Lord Abbett Large Cap Core ........................      2,183,032       346,498
EQ/Lord Abbett Mid Cap Value .........................     12,435,793     2,265,609
EQ/Marsico Focus .....................................     91,931,067    39,699,274
EQ/Mercury Basic Value Equity ........................     85,832,640    79,553,878
EQ/Mercury International Value .......................     89,583,832    48,521,793
EQ/MFS Emerging Growth Companies .....................     39,617,877    90,295,500
EQ/MFS Investors Trust ...............................      3,153,353     4,615,027
EQ/Money Market ......................................     78,366,806    81,839,419
EQ/Montag & Caldwell Growth ..........................      3,364,529       816,682
EQ/PIMCO Real Return .................................     16,214,259     1,109,695
EQ/Short Duration Bond ...............................      2,498,299       274,093
EQ/Small Company Index ...............................     48,405,372    27,441,789
EQ/TCW Equity ........................................     12,726,392     6,375,674
EQ/UBS Growth and Income .............................     10,598,708     3,255,473
EQ/Van Kampen Comstock ...............................      7,062,632       558,756
EQ/Van Kampen emerging Markets Equity ................    176,999,317   118,105,382
EQ/Van Kampen Mid Cap Growth .........................     10,710,914     6,131,892
EQ/Wells Fargo Montgomery Small Cap ..................      4,217,945     3,688,913
Laudus Rosenberg VIT Value Long/Short Equity .........     16,195,745     9,819,511
U.S. Real Estate .....................................     90,590,192    57,239,756

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Class II Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.20% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


4. Expenses and Related Party Transactions (Concluded)

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value; EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group Boston Advisors ceased to be an affiliate of AXA Financial.

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable) . AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



--------------------------------------------------------------------------------
May 14, 2004               Removed Portfolio      Surviving Portfolio
                                                   AXA Premier VIP
                            EQ/Technology           Technology
--------------------------------------------------------------------------------
Shares -- Class B             20,685,303              10,173,397
Value -- Class B          $   84,230,707            $ 84,230,707
Net Assets before merger  $   84,230,707            $ 27,132,329
Net Assets after merger               --            $111,363,036

6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                           Mortality and                     Financial
                                           Expense Risks   Other Expenses   Accounting     Total
                                          --------------- ---------------- ------------ ----------
Old Contracts
---------------------------------------        0.58%            0.16%           --         0.74%
EQUIPLAN Contracts                             0.58%            0.16%           --         0.74%
---------------------------------------
EQUI-VEST Series 100/Momentum Contracts
----------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ..............        0.56%           0.60%            0.24%      1.40%
All Other Funds .......................        0.50%           0.60%            0.24%      1.34%
EQUI-VEST Series 200
----------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ..............        1.15%           0.25%            --         1.40%
All Other Funds .......................        1.09%           0.25%            --         1.34%

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


6. Contractowner Charges (Continued)


                                          Mortality and                     Financial
                                          Expense Risks   Other Expenses   Accounting     Total
                                         --------------- ---------------- ------------ ----------
Old Contracts
--------------------------------------        0.58%           0.16%            --      0.74%
EQUI-VEST Series 300 and 400 Contracts
---------------------------------------
EQ/Money Market
EQ/Alliance Common Stock
AXA Premier VIP Aggressive Equity
AXA Moderate Allocation ..............        1.10%           0.24%            --      1.34%
All Other Funds ......................        1.10%           0.24%            --      1.34%
Momentum Plus Contracts                       1.10%           0.25%            --      1.35%
---------------------------------------
EQUI-VEST Series 500 Contracts                1.20%           0.25%            --      1.45%
---------------------------------------
EQUI-VEST Series 600 and 800 Contracts        0.95%           0.25%            --      1.20%
---------------------------------------
EQUI-VEST Vantage Contracts
---------------------------------------
0.90 All Funds .......................        0.90%             --             --      0.90%
0.70 All Funds .......................        0.70%             --             --      0.70%
0.50 All Funds .......................        0.50%             --             --      0.50%
EQUI-VEST Strategies Contracts
---------------------------------------
1.20% All Funds ......................        1.20%             --             --      1.20%
0.90% All Funds ......................        0.90%             --             --      0.90%
0.70% All Funds ......................        0.70%             --             --      0.70%
0.50% All Funds ......................        0.50%             --             --      0.50%
0.25% All Funds ......................        0.25%             --             --      0.25%
EQUI-VEST Express Series 700 Contracts        0.70%           0.25%            --      0.95%
---------------------------------------

The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/Alliance Common Stock, AXA Premier VIP Aggressive Equity and AXA Moderate Allocation variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST(R) Series 200 and EQUI-VEST Vantage Contracts for participants of the Teachers Retirement System of the State of Texas and EQUI-VEST Strategies the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/Alliance Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Mid Cap Growth, AXA Premier VIP Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.



                                When charge
Charges                         is deducted                      Amount deducted                         How deducted
------------------------------ ------------- ------------------------------------------------------ ----------------------
Charge for Trust expenses      Daily         Vary by portfolio                                      Unit value
Annual Administrative charge   Annual        $30 or during the first two contract years 2% of the   Unit liquidation from
                                             account value (plus any prior withdrawal during the    account value
                                             Contract Year) if less.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


6. Contractowner Charges (Concluded)


                                            When charge
Charges                                     is deducted
------------------------------------ ------------------------
Annual Policy fee                    Annual
Withdrawal Charge                    At time of transaction
Plan Loan charges                    At time of transaction
Annuity Payout option                At time of transaction
Charge for third-party transfer or   At time of transaction
exchange
Enhanced death benefit charge        Participation date
                                     anniversary



Charges                                                  Amount deducted                         How deducted
------------------------------------ ------------------------------------------------------ ----------------------
Annual Policy fee                    Low - Depending on account value, lesser of $30        Unit liquidation from
                                     or .50% of account value plus the amount of any        account value
                                     active loan.
                                     High - Depending on account value, in Years 1 to       Unit liquidation from
                                     2 lesser of $30 or 2% of account value, thereafter     account value
                                     $30.
Withdrawal Charge                    Low - 6% of withdrawals or contributions made in       Unit liquidation
                                     the current and prior five participation years,
                                     whichever is less.
                                     High - 6% of the amount withdrawn, generally
                                     declining for the first through the 12th contract
                                     year.
                                     Exceptions and limitations may eliminate or reduce
                                     the withdrawal charge.
Plan Loan charges                    $25 set-up fee and $6 quarterly recordkeeping fee      Unit liquidation
Annuity Payout option                $350 annuity administration fee                        Unit liquidation
Charge for third-party transfer or   $25                                                   Unit liquidation
exchange
Enhanced death benefit charge        0.15% of the account value                             Unit liquidation


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Aggressive Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 130.82
         Highest contract charge 1.45% Class B (l)     $ 128.03
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 121.67
         Highest contract charge 1.45% Class B (l)     $ 120.22
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 109.38
         Highest contract charge 1.45% Class B (l)     $ 109.12
         All contract charges                                --
AXA Conservative Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 110.08
         Highest contract charge 1.45% Class B (l)     $ 107.73
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 108.00
         Highest contract charge 1.45% Class B (l)     $ 106.71
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 102.37
         Highest contract charge 1.45% Class B (l)     $ 102.13
         All contract charges                                --
AXA Conservative-Plus Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 114.94
         Highest contract charge 1.45% Class B (l)     $ 112.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 111.89
         Highest contract charge 1.45% Class B (l)     $ 110.56
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 104.36
         Highest contract charge 1.45% Class B (l)     $ 104.11
         All contract charges                                --
AXA Moderate Allocation (b)(j)
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)      $ 183.99
         Highest contract charge 1.45% Class A         $ 126.17
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (m)      $ 176.72
         Highest contract charge 1.45% Class A         $ 121.87
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (m)      $ 163.61
         Highest contract charge 1.45% Class A         $ 113.45
         All contract charges                                --
  2002   Lowest contract charge 1.34% Class A          $  42.91
         Highest contract charge 1.45% Class A         $  96.40
         All contract charges                                --
  2001   Lowest contract charge 1.34% Class A          $  49.61
         Highest contract charge 1.45% Class A         $ 111.81
         All contract charges                                --
AXA Moderate Allocation (b)(j)
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 109.79
         Highest contract charge 1.20% Class B         $ 126.19
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            7.52%
                     --                 --           --            6.50%
                    178         $   22,965         4.92%             --
  2004               --                 --           --           11.24%
                     --                 --           --           10.17%
                     75         $    9,099         2.30%             --
  2003               --                 --           --            9.38%
                     --                 --           --            9.12%
                      9         $    1,003         0.70%             --
AXA Conservative Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            1.93%
                     --                 --           --            0.96%
                    112         $   12,046         3.96%             --
  2004               --                 --           --            5.50%
                     --                 --           --            4.49%
                     75         $    8,142         4.16%             --
  2003               --                 --           --            2.37%
                     --                 --           --            2.13%
                      8         $      940         5.61%             --
AXA Conservative-Plus Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            2.73%
                     --                 --           --            1.75%
                    180         $   20,363         4.94%             --
  2004               --                 --           --            7.21%
                     --                 --           --            6.19%
                     80         $    8,873         3.68%             --
  2003               --                 --           --            4.36%
                     --                 --           --            4.11%
                      9         $      866         6.35%             --
AXA Moderate Allocation (b)(j)
---------------------------------------------------------------------------
  2005               --                 --           --            4.11%
                     --                 --           --            3.53%
                 21,774         $1,543,159         2.54%             --
  2004               --                 --           --            8.02%
                     --                 --           --            7.42%
                 23,508         $1,615,459         2.75%             --
  2003               --                 --           --           18.35%
                     --                 --           --           17.69%
                 25,117         $1,607,776         2.41%             --
  2002               --                 --           --          (13.31)%
                     --                 --           --          (13.78)%
                 27,370         $1,493,481         1.47%             --
  2001               --                 --           --          ( 2.91)%
                     --                 --           --          ( 3.27)%
                 22,042         $1,285,472         2.61%             --
AXA Moderate Allocation (b)(j)
---------------------------------------------------------------------------
  2005               --                 --           --            4.27%
                     --                 --           --            3.54%
                    916         $  113,231         2.54%             --

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Moderate Allocation (b)(j) (Continued)
------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (d)      $ 105.29
         Highest contract charge 1.20% Class B         $ 121.88
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  97.33
         Highest contract charge 1.20% Class B         $ 113.46
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  82.10
         Highest contract charge 1.20% Class B         $  96.39
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $ 114.50
         Highest contract charge 1.20% Class B         $ 111.79
         All contract charges                                --
AXA Moderate-Plus Allocation
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (l)      $ 127.61
         Highest contract charge 1.45% Class B (l)     $ 124.89
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 120.23
         Highest contract charge 1.45% Class B (l)     $ 118.80
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 108.19
         Highest contract charge 1.45% Class B (l)     $ 107.93
         All contract charges                                --
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)      $ 103.39
         Highest contract charge 1.45% Class A         $  75.62
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (m)      $  96.18
         Highest contract charge 1.45% Class A         $  70.74
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (m)      $  86.37
         Highest contract charge 1.45% Class A         $  63.87
         All contract charges                                --
  2002   Lowest contract charge 1.34% Class A          $  47.48
         Highest contract charge 1.45% Class A         $  47.01
         All contract charges                                --
  2001   Lowest contract charge 1.34% Class A          $  67.13
         Highest contract charge 1.45% Class A         $  66.89
         All contract charges                                --
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)      $  76.37
         Highest contract charge 1.20% Class B         $  75.63
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  70.93
         Highest contract charge 1.20% Class B         $  70.75
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  63.60
         Highest contract charge 1.20% Class B         $  63.88
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  46.48
         Highest contract charge 1.20% Class B         $  47.01
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
AXA Moderate Allocation (b)(j) (Continued)
---------------------------------------------------------------------------
  2004               --                 --           --            8.18%
                     --                 --           --            7.42%
                    833         $   99,021         2.75%             --
  2003               --                 --           --           18.55%
                     --                 --           --           17.71%
                    750         $   82,998         2.41%             --
  2002               --                 --           --          (12.38)%
                     --                 --           --          (13.78)%
                    743         $   69,620         1.47%             --
  2001               --                 --           --          ( 2.98)%
                     --                 --           --          ( 3.27)%
                    445         $   48,578         2.61%             --
AXA Moderate-Plus Allocation
---------------------------------------------------------------------------
  2005               --                 --           --            6.14%
                     --                 --           --            5.13%
                    728         $   91,285         5.08%             --
  2004               --                 --           --           11.13%
                     --                 --           --           10.07%
                    277         $   32,979         3.51%             --
  2003               --                 --           --            8.19%
                     --                 --           --            7.93%
                     23         $    2,390         2.59%             --
AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------
  2005               --                 --           --            7.50%
                     --                 --           --            6.90%
                 12,174         $1,031,638           --              --
  2004               --                 --           --           11.37%
                     --                 --           --           10.75%
                 13,893         $1,098,403           --              --
  2003               --                 --           --           36.83%
                     --                 --           --           35.87%
                 15,363         $1,094,790           --              --
  2002               --                 --           --          (29.27)%
                     --                 --           --          (29.72)%
                 16,813         $  881,555         0.01%             --
  2001               --                 --           --          (25.98)%
                     --                 --           --          (26.08)%
                 19,670         $1,468,650         0.48%             --
AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------
  2005               --                 --           --            7.67%
                     --                 --           --            6.91%
                    203         $   15,262           --              --
  2004               --                 --           --           11.54%
                     --                 --           --           10.75%
                    205         $   14,345           --              --
  2003               --                 --           --           36.83%
                     --                 --           --           35.88%
                    187         $   11,762           --              --
  2002               --                 --           --          (28.23)%
                     --                 --           --          (29.73)%
                    159         $    7,308         0.01%             --

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP Aggressive Equity (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  67.82
         Highest contract charge 1.20% Class B        $  66.90
         All contract charges                               --
AXA Premier VIP Core Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 116.28
         Highest contract charge 1.45% Class B (d)    $ 111.90
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 114.85
         Highest contract charge 1.45% Class B (d)    $ 111.59
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 111.11
         Highest contract charge 1.45% Class B (d)    $ 109.00
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 107.64
         Highest contract charge 1.45% Class B (d)    $ 106.61
         All contract charges                               --
AXA Premier VIP Health Care
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 120.59
         Highest contract charge 1.45% Class B (d)    $ 116.05
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 113.31
         Highest contract charge 1.45% Class B (d)    $ 110.09
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 101.56
         Highest contract charge 1.45% Class B (d)    $  99.63
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  79.66
         Highest contract charge 1.45% Class B (d)    $  78.99
         All contract charges                               --
AXA Premier VIP High Yield
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 144.66
         Highest contract charge 1.45% Class A        $  96.58
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 141.28
         Highest contract charge 1.45% Class A        $  94.85
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 130.87
         Highest contract charge 1.45% Class A        $  88.34
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $ 123.58
         Highest contract charge 1.45% Class A        $  72.96
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 128.74
         Highest contract charge 1.45% Class A        $  76.09
         All contract charges                               --
AXA Premier VIP High Yield
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 123.08
         Highest contract charge 1.20% Class B        $  96.58
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
AXA Premier VIP Aggressive Equity (Continued)
----------------------------------------------------------------------------
  2001             --                  --            --           (25.85)%
                   --                  --            --           (26.08)%
                  168            $ 11,422          0.48%              --
AXA Premier VIP Core Bond
----------------------------------------------------------------------------
  2005             --                  --            --             1.24%
                   --                  --            --             0.28%
                  605            $ 68,268          3.47%              --
  2004             --                  --            --             3.37%
                   --                  --            --             2.38%
                  575            $ 64,676          3.80%              --
  2003             --                  --            --             3.22%
                   --                  --            --             2.24%
                  504            $ 55,167          3.30%              --
  2002             --                  --            --             5.44%
                   --                  --            --             4.47%
                  416            $ 44,423         (6.03)%             --
AXA Premier VIP Health Care
----------------------------------------------------------------------------
  2005             --                  --            --             6.43%
                   --                  --            --             5.41%
                  361            $ 42,208          5.44%              --
  2004             --                  --            --            11.57%
                   --                  --            --            10.50%
                  318            $ 35,180          6.45%              --
  2003             --                  --            --            27.49%
                   --                  --            --            26.13%
                  234            $ 23,369          1.21%              --
  2002             --                  --            --           (19.49)%
                   --                  --            --           (20.23)%
                  129            $ 10,225            --               --
AXA Premier VIP High Yield
----------------------------------------------------------------------------
  2005             --                  --            --             2.39%
                   --                  --            --             1.82%
                  799            $131,305          7.88%              --
  2004             --                  --            --             7.96%
                   --                  --            --             7.36%
                  827            $133,524          6.69%              --
  2003             --                  --            --            21.77%
                   --                  --            --            21.09%
                  837            $125,598          5.83%              --
  2002             --                  --            --           ( 4.00)%
                   --                  --            --           ( 4.12)%
                  764            $ 94,701          9.00%              --
  2001             --                  --            --           ( 0.41)%
                   --                  --            --           ( 0.52)%
                  854            $110,339          9.64%              --
AXA Premier VIP High Yield
----------------------------------------------------------------------------
  2005             --                  --            --             2.54%
                   --                  --            --             1.83%
                  379            $ 39,438          7.88%              --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP High Yield (Continued)
------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (d)      $ 120.03
         Highest contract charge 1.20% Class B         $  94.85
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 111.01
         Highest contract charge 1.20% Class B         $  88.34
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  91.03
         Highest contract charge 1.20% Class B         $  72.96
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $  77.17
         Highest contract charge 1.20% Class B         $  76.09
         All contract charges                                --
AXA Premier VIP International Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 141.82
         Highest contract charge 1.45% Class B (d)     $ 136.48
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 123.46
         Highest contract charge 1.45% Class B (d)     $ 119.96
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 105.24
         Highest contract charge 1.45% Class B (d)     $ 103.24
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  78.74
         Highest contract charge 1.45% Class B (d)     $  77.98
         All contract charges                                --
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 113.89
         Highest contract charge 1.45% Class B (d)     $ 109.60
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 107.24
         Highest contract charge 1.45% Class B (d)     $ 104.20
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  98.27
         Highest contract charge 1.45% Class B (d)     $  96.40
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  77.08
         Highest contract charge 1.45% Class B (d)     $  76.34
         All contract charges                                --
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 100.98
         Highest contract charge 1.45% Class B (d)     $  97.18
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  94.42
         Highest contract charge 1.45% Class B (d)     $  91.74
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  88.96
         Highest contract charge 1.45% Class B (d)     $  87.27
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  68.45
         Highest contract charge 1.45% Class B (d)     $  67.79
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- ------------
AXA Premier VIP High Yield (Continued)
--------------------------------------------------------------------------
  2004             --                  --            --           8.13%
                   --                  --            --           7.37%
                  319             $32,690          6.69%            --
  2003             --                  --            --          21.94%
                   --                  --            --          21.08%
                  243             $23,248          5.83%            --
  2002             --                  --            --         ( 4.81)%
                   --                  --            --         ( 4.11)%
                  136             $10,780          9.00%            --
  2001             --                  --            --         ( 0.22)%
                   --                  --            --         ( 0.52)%
                  101             $ 8,364          9.64%            --
AXA Premier VIP International Equity
--------------------------------------------------------------------------
  2005             --                  --            --          14.87%
                   --                  --            --          13.77%
                  472             $65,031          7.85%            --
  2004             --                  --            --          17.32%
                   --                  --            --          16.20%
                  402             $48,558          3.36%            --
  2003             --                  --            --          33.65%
                   --                  --            --          32.39%
                  225             $23,340          0.68%            --
  2002             --                  --            --         (18.61)%
                   --                  --            --         (19.36)%
                  125             $ 9,802            --             --
AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------
  2005             --                  --            --           6.20%
                   --                  --            --           5.18%
                  175             $19,342          2.43%            --
  2004             --                  --            --           9.13%
                   --                  --            --           8.08%
                  178             $18,705          4.59%            --
  2003             --                  --            --          27.49%
                   --                  --            --          26.28%
                  168             $16,352          0.16%            --
  2002             --                  --            --         (22.63)%
                   --                  --            --         (23.35)%
                  124             $ 9,465          0.36%            --
AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------
  2005             --                  --            --           6.95%
                   --                  --            --           5.94%
                  388             $38,002            --             --
  2004             --                  --            --           6.13%
                   --                  --            --           5.12%
                  379             $35,019            --             --
  2003             --                  --            --          29.97%
                   --                  --            --          28.74%
                  320             $28,129            --             --
  2002             --                  --            --         (30.05)%
                   --                  --            --         (30.70)%
                  204             $13,852            --             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 126.22
         Highest contract charge 1.45% Class B (d)     $ 121.47
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 118.45
         Highest contract charge 1.45% Class B (d)     $ 115.08
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 104.03
         Highest contract charge 1.45% Class B (d)     $ 102.05
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  79.76
         Highest contract charge 1.45% Class B (d)     $  79.00
         All contract charges                                --
AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 104.60
         Highest contract charge 1.45% Class B (d)     $ 100.66
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  96.99
         Highest contract charge 1.45% Class B (d)     $  94.24
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  87.24
         Highest contract charge 1.45% Class B (d)     $  85.59
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  62.53
         Highest contract charge 1.45% Class B (d)     $  61.93
         All contract charges                                --
AXA Premier VIP Mid Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 127.30
         Highest contract charge 1.45% Class B (d)     $ 122.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 119.18
         Highest contract charge 1.45% Class B (d)     $ 115.80
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 103.99
         Highest contract charge 1.45% Class B (d)     $ 102.01
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  74.33
         Highest contract charge 1.45% Class B (d)     $  73.62
         All contract charges                                --
AXA Premier VIP Technology (n)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 103.61
         Highest contract charge 1.45% Class B (d)     $  99.71
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $  93.59
         Highest contract charge 1.45% Class B (d)     $  90.93
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  89.59
         Highest contract charge 1.45% Class B (d)     $  87.89
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------
  2005              --                 --            --            6.56%
                    --                 --            --            5.55%
                   371           $ 45,368          5.48%             --
  2004              --                 --            --           13.85%
                    --                 --            --           12.77%
                   295           $ 34,179          6.91%             --
  2003              --                 --            --           30.43%
                    --                 --            --           29.18%
                   235           $ 24,068          2.33%             --
  2002              --                 --            --          (18.88)%
                    --                 --            --          (19.62)%
                   182           $ 14,348          0.70%             --
AXA Premier VIP Mid Cap Growth
---------------------------------------------------------------------------
  2005              --                 --            --            7.85%
                    --                 --            --            6.81%
                   768           $ 78,075         13.21%             --
  2004              --                 --            --           11.17%
                    --                 --            --           10.11%
                   753           $ 71,596          1.78%             --
  2003              --                 --            --           39.52%
                    --                 --            --           38.20%
                   592           $ 50,875          1.85%             --
  2002              --                 --            --          (36.57)%
                    --                 --            --          (37.15)%
                   300           $ 18,611            --              --
AXA Premier VIP Mid Cap Value
---------------------------------------------------------------------------
  2005              --                 --            --            6.81%
                    --                 --            --            5.79%
                   544           $ 67,218         21.63%             --
  2004              --                 --            --           14.61%
                    --                 --            --           13.52%
                   588           $ 68,546          5.82%             --
  2003              --                 --            --           39.90%
                    --                 --            --           38.56%
                   456           $ 46,680          0.76%             --
  2002              --                 --            --          (23.60)%
                    --                 --            --          (24.31)%
                   285           $ 21,008            --              --
AXA Premier VIP Technology (n)
---------------------------------------------------------------------------
  2005              --                 --            --           10.71%
                    --                 --            --            9.66%
                 1,135           $113,949            --              --
  2004              --                 --            --            4.46%
                    --                 --            --            3.47%
                 1,266           $115,943          1.03%             --
  2003              --                 --            --           56.84%
                    --                 --            --           55.36%
                   268           $ 23,642          4.48%             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Premier VIP Technology (n) (Continued)
------------------------------------------------------------------
  2002   Lowest contract charge 0.50% Class B (d)     $  57.12
         Highest contract charge 1.45% Class B (d)    $  56.57
         All contract charges                               --
EQ/Alliance Common Stock
------------------------------------------------------------------
         Unit Value 0.70% to 1.49%*
  2005   Lowest contract charge 0.74% Class A         $ 453.40
         Highest contract charge 1.49% Class A        $ 341.80
         All contract charges                               --
  2004   Lowest contract charge 0.74% Class A         $ 435.75
         Highest contract charge 1.49% Class A        $ 331.00
         All contract charges                               --
  2003   Lowest contract charge 0.74% Class A         $ 382.75
         Highest contract charge 1.49% Class A        $ 292.96
         All contract charges                               --
  2002   Lowest contract charge 0.74% Class A         $ 256.52
         Highest contract charge 1.49% Class A        $ 197.84
         All contract charges                               --
  2001   Lowest contract charge 0.74% Class A         $ 385.79
         Highest contract charge 1.49% Class A        $ 299.82
         All contract charges                               --
EQ/Alliance Common Stock
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $  92.69
         Highest contract charge 1.20% Class B        $ 107.24
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  89.31
         Highest contract charge 1.20% Class B        $ 104.06
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  78.66
         Highest contract charge 1.20% Class B        $  92.29
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  52.86
         Highest contract charge 1.20% Class B        $  62.46
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  97.85
         Highest contract charge 1.20% Class B        $  94.83
         All contract charges                               --
EQ/Alliance Growth and Income
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 256.76
         Highest contract charge 1.45% Class A        $ 145.58
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 244.96
         Highest contract charge 1.45% Class A        $ 139.67
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 219.38
         Highest contract charge 1.45% Class A        $ 125.78
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $ 204.07
         Highest contract charge 1.45% Class A        $  97.61
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 262.05
         Highest contract charge 1.45% Class A        $ 125.48
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
AXA Premier VIP Technology (n) (Continued)
----------------------------------------------------------------------------
  2002               --                 --           --           (43.99)%
                     --                 --           --           (44.51)%
                     66         $    3,753           --               --
EQ/Alliance Common Stock
----------------------------------------------------------------------------
  2005               --                 --           --             4.05%
                     --                 --           --             3.26%
                 12,984         $4,188,857         1.03%              --
  2004               --                 --           --            12.98%
                     --                 --           --            14.12%
                 14,653         $4,588,775         1.19%              --
  2003               --                 --           --            49.21%
                     --                 --           --            48.08%
                 16,027         $4,423,904         1.77%              --
  2002               --                 --           --           (33.51)%
                     --                 --           --           (34.01)%
                 17,309         $3,226,657         0.05%              --
  2001               --                 --           --           (10.95)%
                     --                 --           --           (11.63)%
                 21,028         $5,921,994         2.35%              --
EQ/Alliance Common Stock
----------------------------------------------------------------------------
  2005               --                 --           --             3.79%
                     --                 --           --             3.05%
                  1,776         $  185,056         1.03%              --
  2004               --                 --           --            13.55%
                     --                 --           --            12.75%
                  1,725         $  174,349         1.19%              --
  2003               --                 --           --            48.80%
                     --                 --           --            47.76%
                  1,502         $  134,406         1.77%              --
  2002               --                 --           --           (31.23)%
                     --                 --           --           (34.13)%
                  1,321         $   79,564         0.05%              --
  2001               --                 --           --           (11.53)%
                     --                 --           --           (11.82)%
                  1,385         $  127,068         2.35%              --
EQ/Alliance Growth and Income
----------------------------------------------------------------------------
  2005               --                 --           --             4.82%
                     --                 --           --             4.24%
                  3,119         $  950,349         4.21%              --
  2004               --                 --           --            11.66%
                     --                 --           --            11.04%
                  3,337         $  974,792         1.66%              --
  2003               --                 --           --            29.57%
                     --                 --           --            28.86%
                  3,487         $  916,213         1.33%              --
  2002               --                 --           --           (22.12)%
                     --                 --           --           (22.21)%
                  3,693         $  752,928         1.32%              --
  2001               --                 --           --           ( 2.62)%
                     --                 --           --           ( 2.73)%
                  4,068         $1,065,247         0.99%              --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                    Years Ended
                                                    December 31,
                                                    ------------
                                                        Units
                                                     Fair Value
                                                    ------------
EQ/Alliance Growth and Income
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 114.88
         Highest contract charge 1.20% Class B        $ 145.60
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 109.44
         Highest contract charge 1.20% Class B        $ 139.68
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  97.86
         Highest contract charge 1.20% Class B        $ 125.79
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  75.41
         Highest contract charge 1.20% Class B        $  97.62
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 128.51
         Highest contract charge 1.20% Class B        $ 125.48
         All contract charges                               --
EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.74% Class A         $  78.01
         Highest contract charge 1.45% Class A        $ 127.51
         All contract charges                               --
  2004   Lowest contract charge 0.74% Class A         $  77.21
         Highest contract charge 1.45% Class A        $ 127.48
         All contract charges                               --
  2003   Lowest contract charge 0.74% Class A         $  75.89
         Highest contract charge 1.45% Class A        $ 126.58
         All contract charges                               --
  2002   Lowest contract charge 0.74% Class A         $  74.44
         Highest contract charge 1.45% Class A        $ 125.44
         All contract charges                               --
  2001   Lowest contract charge 0.74% Class A         $  68.67
         Highest contract charge 1.45% Class A        $ 116.92
         All contract charges                               --
EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 124.85
         Highest contract charge 1.20% Class B        $ 127.54
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 123.94
         Highest contract charge 1.20% Class B        $ 127.50
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 122.19
         Highest contract charge 1.20% Class B        $ 126.60
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 120.24
         Highest contract charge 1.20% Class B        $ 125.45
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 118.06
         Highest contract charge 1.20% Class B        $ 116.93
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance Growth and Income
---------------------------------------------------------------------------
  2005              --                 --            --            4.97%
                    --                 --            --            4.24%
                 1,039           $146,056          4.21%             --
  2004              --                 --            --           11.83%
                    --                 --            --           11.04%
                 1,051           $141,085          1.66%             --
  2003              --                 --            --           29.77%
                    --                 --            --           28.86%
                   964           $116,498          1.33%             --
  2002              --                 --            --          (20.14)%
                    --                 --            --          (22.21)%
                   923           $ 86,144          1.32%             --
  2001              --                 --            --          ( 2.43)%
                    --                 --            --          ( 2.74)%
                   831           $ 99,357          0.99%             --
EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------
  2005              --                 --            --            1.04%
                    --                 --            --            0.02%
                   670           $102,507          3.48%             --
  2004              --                 --            --            1.74%
                    --                 --            --            0.71%
                   768           $117,435          3.05%             --
  2003              --                 --            --            1.95%
                    --                 --            --            0.91%
                   892           $135,637          3.69%             --
  2002              --                 --            --            8.41%
                    --                 --            --            7.28%
                 1,033           $155,586          5.39%             --
  2001              --                 --            --            7.73%
                    --                 --            --            6.58%
                   680           $ 94,476          4.91%             --
EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------
  2005              --                 --            --            0.74%
                    --                 --            --            0.03%
                   276           $ 35,253          3.48%             --
  2004              --                 --            --            1.43%
                    --                 --            --            0.72%
                   293           $ 37,422          3.05%             --
  2003              --                 --            --            1.63%
                    --                 --            --            0.91%
                   331           $ 41,782          3.69%             --
  2002              --                 --            --            7.02%
                    --                 --            --            7.29%
                   339           $ 42,385          5.39%             --
  2001              --                 --            --            6.91%
                    --                 --            --            6.58%
                   180           $ 20,964          4.91%             --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                    Years Ended
                                                    December 31,
                                                    ------------
                                                        Units
                                                     Fair Value
                                                    ------------
EQ/Alliance International (k)(i)
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 147.18
         Highest contract charge 1.45% Class A        $ 114.75
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 128.49
         Highest contract charge 1.45% Class A        $ 100.74
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 109.44
         Highest contract charge 1.45% Class A        $  86.29
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $  82.20
         Highest contract charge 1.45% Class A        $  64.65
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $  92.98
         Highest contract charge 1.45% Class A        $  72.82
         All contract charges                               --
EQ/Alliance International (k)(i)
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 114.22
         Highest contract charge 1.20% Class B        $ 114.63
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  99.56
         Highest contract charge 1.20% Class B        $ 100.63
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  84.67
         Highest contract charge 1.20% Class B        $  86.19
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  62.95
         Highest contract charge 1.20% Class B        $  64.53
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  76.02
         Highest contract charge 1.20% Class B        $  72.66
         All contract charges                               --
EQ/Alliance Large Cap Growth
-----------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  66.85
         Highest contract charge 1.45% Class B        $  69.86
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  58.46
         Highest contract charge 1.45% Class B        $  61.67
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  54.21
         Highest contract charge 1.45% Class B        $  57.74
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  44.22
         Highest contract charge 1.45% Class B        $  47.56
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  71.03
         Highest contract charge 1.45% Class B        $  70.10
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance International (k)(i)
---------------------------------------------------------------------------
  2005              --                 --            --           14.55%
                    --                 --            --           13.91%
                 4,512           $660,373          1.71%             --
  2004              --                 --            --           17.40%
                    --                 --            --           16.75%
                 4,746           $609,069          2.09%             --
  2003              --                 --            --           34.22%
                    --                 --            --           33.47%
                 5,029           $552,311          1.99%             --
  2002              --                 --            --          (11.11)%
                    --                 --            --          (11.21)%
                 5,501           $452,054            --              --
  2001              --                 --            --          (23.91)%
                    --                 --            --          (24.00)%
                 1,045           $ 96,619          1.61%             --
EQ/Alliance International (k)(i)
---------------------------------------------------------------------------
  2005              --                 --            --           14.72%
                    --                 --            --           13.91%
                   651           $ 75,257          1.71%             --
  2004              --                 --            --           17.58%
                    --                 --            --           16.76%
                   565           $ 57,320          2.09%             --
  2003              --                 --            --           34.51%
                    --                 --            --           33.56%
                   523           $ 45,436          1.99%             --
  2002              --                 --            --          ( 9.35)%
                    --                 --            --          (11.19)%
                   469           $ 30,424            --              --
  2001              --                 --            --          (24.00)%
                    --                 --            --          (24.23)%
                    94           $  6,863          1.61%             --
EQ/Alliance Large Cap Growth
---------------------------------------------------------------------------
  2005              --                 --            --           14.35%
                    --                 --            --           13.27%
                 2,304           $162,638            --              --
  2004              --                 --            --            7.84%
                    --                 --            --            6.81%
                 2,548           $158,455            --              --
  2003              --                 --            --           22.58%
                    --                 --            --           21.41%
                 2,878           $167,285            --              --
  2002              --                 --            --          (29.15)%
                    --                 --            --          (32.15)%
                 3,095           $148,022            --              --
  2001              --                 --            --          (24.65)%
                    --                 --            --          (25.07)%
                 3,603           $253,526          0.01%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                    Years Ended
                                                    December 31,
                                                    ------------
                                                        Units
                                                     Fair Value
                                                    ------------
EQ/Alliance Quality Bond
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 164.70
         Highest contract charge 1.45% Class A        $ 131.90
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 162.53
         Highest contract charge 1.45% Class A        $ 130.89
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 157.69
         Highest contract charge 1.45% Class A        $ 127.69
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $ 157.39
         Highest contract charge 1.45% Class A        $ 124.83
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 147.79
         Highest contract charge 1.45% Class A        $ 117.34
         All contract charges                               --
EQ/Alliance Quality Bond
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 129.96
         Highest contract charge 1.20% Class B        $ 131.99
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 128.05
         Highest contract charge 1.20% Class B        $ 130.97
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 124.04
         Highest contract charge 1.20% Class B        $ 127.77
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 120.40
         Highest contract charge 1.20% Class B        $ 124.90
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 118.44
         Highest contract charge 1.20% Class B        $ 117.42
         All contract charges                               --
EQ/Alliance Small Cap Growth (f)
-----------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)     $ 179.44
         Highest contract charge 1.45% Class A        $ 125.60
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (m)     $ 161.98
         Highest contract charge 1.45% Class A        $ 114.00
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (m)     $ 143.04
         Highest contract charge 1.45% Class A        $ 101.24
         All contract charges                               --
  2002   Lowest contract charge 1.34% Class A         $  99.61
         Highest contract charge 1.45% Class A        $  72.71
         All contract charges                               --
  2001   Lowest contract charge 1.34% Class A         $ 144.40
         Highest contract charge 1.45% Class A        $ 105.52
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance Quality Bond
---------------------------------------------------------------------------
  2005              --                 --            --            1.34%
                    --                 --            --            0.78%
                   753           $125,885          3.89%             --
  2004              --                 --            --            3.07%
                    --                 --            --            2.50%
                   795           $131,674          4.12%             --
  2003              --                 --            --            2.87%
                    --                 --            --            2.29%
                   889           $143,533          2.80%             --
  2002              --                 --            --            6.49%
                    --                 --            --            6.38%
                 1,015           $160,021          4.01%             --
  2001              --                 --            --            6.83%
                    --                 --            --            6.72%
                   960           $142,202          6.63%             --
EQ/Alliance Quality Bond
---------------------------------------------------------------------------
  2005              --                 --            --            1.49%
                    --                 --            --            0.78%
                   256           $ 33,894          3.89%             --
  2004              --                 --            --            3.23%
                    --                 --            --            2.50%
                   261           $ 34,083          4.12%             --
  2003              --                 --            --            3.02%
                    --                 --            --            2.30%
                   274           $ 34,954          2.80%             --
  2002              --                 --            --            5.93%
                    --                 --            --            6.37%
                   292           $ 36,469          4.01%             --
  2001              --                 --            --            7.04%
                    --                 --            --            6.72%
                   226           $ 26,498          6.63%             --
EQ/Alliance Small Cap Growth (f)
---------------------------------------------------------------------------
  2005              --                 --            --           10.78%
                    --                 --            --           10.17%
                 1,836           $316,938            --              --
  2004              --                 --            --           13.24%
                    --                 --            --           12.61%
                 1,990           $311,435            --              --
  2003              --                 --            --           40.02%
                    --                 --            --           39.23%
                 2,070           $287,364            --              --
  2002              --                 --            --          (31.02)%
                    --                 --            --          (31.09)%
                 2,062           $205,395            --              --
  2001              --                 --            --          (14.20)%
                    --                 --            --          (14.29)%
                 2,094           $302,370          1.04%             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Alliance Small Cap Growth (f)
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $  92.73
         Highest contract charge 1.20% Class B        $ 125.63
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  83.58
         Highest contract charge 1.20% Class B        $ 114.03
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  73.69
         Highest contract charge 1.20% Class B        $ 101.26
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  52.55
         Highest contract charge 1.20% Class B        $  72.72
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 106.88
         Highest contract charge 1.20% Class B        $ 105.51
         All contract charges                               --
EQ/Ariel Appreciation II
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%
  2005   Lowest contract charge 0.50% Class B (q)     $ 103.83
         Highest contract charge 1.45% Class B (q)    $ 103.60
         All contract charges                               --
EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 122.78
         Highest contract charge 1.45% Class B (o)    $ 121.35
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 114.80
         Highest contract charge 1.45% Class B (o)    $ 114.56
         All contract charges                               --
EQ/Bernstein Diversified Value (c)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 135.28
         Highest contract charge 1.45% Class B        $ 126.32
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 128.95
         Highest contract charge 1.45% Class B        $ 121.57
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 114.24
         Highest contract charge 1.45% Class B        $ 108.74
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  89.18
         Highest contract charge 1.45% Class B        $  85.70
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  95.39
         Highest contract charge 1.45% Class B        $ 100.70
         All contract charges                               --
EQ/Boston Advisors Equity Income
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 113.20
         Highest contract charge 1.45% Class B (o)    $ 111.88
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 107.17
         Highest contract charge 1.45% Class B (o)    $ 106.95
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (f)
---------------------------------------------------------------------------
  2005              --                 --            --           10.94%
                    --                 --            --           10.17%
                   411           $ 55,659            --              --
  2004              --                 --            --           13.42%
                    --                 --            --           12.61%
                   408           $ 50,408            --              --
  2003              --                 --            --           40.24%
                    --                 --            --           39.24%
                   398           $ 43,568            --              --
  2002              --                 --            --          (29.03)%
                    --                 --            --          (31.08)%
                   358           $ 28,243            --              --
  2001              --                 --            --          (14.02)%
                    --                 --            --          (14.29)%
                   297           $ 34,050          1.04%             --
EQ/Ariel Appreciation II
---------------------------------------------------------------------------
  2005              --                 --            --            3.83%
                    --                 --            --            3.60%
                     6           $    589          0.65%             --
EQ/Bear Stearns Small Company Growth
---------------------------------------------------------------------------
  2005              --                 --            --            6.95%
                    --                 --            --            5.93%
                   121           $ 14,674          3.15%             --
  2004              --                 --            --           14.09%
                    --                 --            --           13.88%
                     4           $    471            --              --
EQ/Bernstein Diversified Value (c)
---------------------------------------------------------------------------
  2005              --                 --            --            4.91%
                    --                 --            --            3.91%
                 3,103           $371,731          3.32%             --
  2004              --                 --            --           13.44%
                    --                 --            --           11.80%
                 2,885           $331,846          2.14%             --
  2003              --                 --            --           28.10%
                    --                 --            --           26.88%
                 2,551           $261,872          1.40%             --
  2002              --                 --            --          (13.16)%
                    --                 --            --          (14.89)%
                 2,309           $186,392          1.38%             --
  2001              --                 --            --          ( 2.09)%
                    --                 --            --          ( 2.43)%
                 1,681           $158,997          1.37%             --
EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------
  2005              --                 --            --            5.63%
                    --                 --            --            4.62%
                   307           $ 34,416          2.12%             --
  2004              --                 --            --            9.05%
                    --                 --            --            8.85%
                    41           $  4,334          4.19%             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  81.24
         Highest contract charge 1.45% Class B (d)    $ 112.09
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  75.08
         Highest contract charge 1.45% Class B (d)    $ 104.60
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  72.85
         Highest contract charge 1.45% Class B (d)    $ 102.46
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  57.22
         Highest contract charge 1.45% Class B (d)    $  81.26
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  87.65
         Highest contract charge 1.35% Class B        $  86.71
         All contract charges                               --
EQ/Capital Guardian Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  64.85
         Highest contract charge 1.45% Class B (d)    $  94.93
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  62.01
         Highest contract charge 1.45% Class B (d)    $  91.64
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  59.05
         Highest contract charge 1.45% Class B (d)    $  88.12
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  47.88
         Highest contract charge 1.45% Class B (d)    $  72.13
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  74.89
         Highest contract charge 1.35% Class B        $  74.09
         All contract charges                               --
EQ/Capital Guardian International
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 107.18
         Highest contract charge 1.45% Class B (d)    $ 141.49
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  91.97
         Highest contract charge 1.45% Class B (d)    $ 122.57
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  81.36
         Highest contract charge 1.45% Class B (d)    $ 109.47
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  61.65
         Highest contract charge 1.45% Class B (d)    $  83.76
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  81.56
         Highest contract charge 1.35% Class B        $  80.69
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------
  2005             --                  --            --            8.20%
                   --                  --            --            7.17%
                  156             $13,658          3.79%             --
  2004             --                  --            --            3.07%
                   --                  --            --            2.09%
                  128             $10,635            --              --
  2003             --                  --            --           27.31%
                   --                  --            --           26.09%
                   96             $ 7,714            --              --
  2002             --                  --            --          (27.00)%
                   --                  --            --          (27.52)%
                   61             $ 3,909            --              --
  2001             --                  --            --          (15.47)%
                   --                  --            --          (15.85)%
                   33             $ 2,862          2.86%             --
EQ/Capital Guardian Growth
---------------------------------------------------------------------------
  2005             --                  --            --            4.58%
                   --                  --            --            3.59%
                   97             $ 6,904          0.21%             --
  2004             --                  --            --            5.01%
                   --                  --            --            4.00%
                   69             $ 4,814          0.57%             --
  2003             --                  --            --           23.33%
                   --                  --            --           22.16%
                   62             $ 4,010          0.16%             --
  2002             --                  --            --          (25.82)%
                   --                  --            --          (27.41)%
                   32             $ 1,722          0.22%             --
  2001             --                  --            --          (25.14)%
                   --                  --            --          (25.49)%
                    5             $   370            --              --
EQ/Capital Guardian International
---------------------------------------------------------------------------
  2005             --                  --            --           16.54%
                   --                  --            --           15.43%
                  588             $69,010          1.75%             --
  2004             --                  --            --           13.04%
                   --                  --            --           11.97%
                  436             $44,312          1.74%             --
  2003             --                  --            --           31.97%
                   --                  --            --           30.70%
                  230             $20,780          1.64%             --
  2002             --                  --            --          (14.59)%
                   --                  --            --          (16.28)%
                   82             $ 5,617          2.20%             --
  2001             --                  --            --          (21.63)%
                   --                  --            --          (21.96)%
                    2             $   162          1.93%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Capital Guardian Research (h)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 112.49
         Highest contract charge 1.45% Class B         $ 118.23
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 106.60
         Highest contract charge 1.45% Class B         $ 113.12
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $  96.60
         Highest contract charge 1.45% Class B         $ 103.50
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  73.83
         Highest contract charge 1.45% Class B         $  79.87
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $ 109.00
         Highest contract charge 1.45% Class B         $ 107.58
         All contract charges                                --
EQ/Capital Guardian U.S. Equity (e)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 115.93
         Highest contract charge 1.45% Class B         $ 113.95
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 109.96
         Highest contract charge 1.45% Class B         $ 109.11
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 101.08
         Highest contract charge 1.45% Class B         $ 101.27
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  74.48
         Highest contract charge 1.45% Class B         $  75.34
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B          $ 101.25
         Highest contract charge 1.45% Class B         $ 100.16
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 104.56
         Highest contract charge 1.45% Class B (p)     $ 103.90
         All contract charges                                --
EQ/Equity 500 Index
------------------------------------------------------------------
         Unit Value 0.70% to 1.45%*
  2005   Lowest contract charge 0.90% Class A (m)      $ 197.59
         Highest contract charge 1.45% Class A         $ 103.47
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (m)      $ 190.50
         Highest contract charge 1.45% Class A         $ 100.31
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (m)      $ 173.95
         Highest contract charge 1.45% Class A         $  92.10
         All contract charges                                --
  2002   Lowest contract charge 1.34% Class A          $ 191.65
         Highest contract charge 1.45% Class A         $  72.93
         All contract charges                                --
  2001   Lowest contract charge 1.34% Class A          $ 249.66
         Highest contract charge 1.45% Class A         $  95.12
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (h)
---------------------------------------------------------------------------
  2005              --                  --           --            5.52%
                    --                  --           --            4.52%
                 1,259          $  150,283         0.54%             --
  2004              --                  --           --           10.35%
                    --                  --           --            9.30%
                 1,374          $  156,747         0.62%             --
  2003              --                  --           --           30.84%
                    --                  --           --           29.58%
                 1,433          $  149,248         0.43%             --
  2002              --                  --           --          (22.82)%
                    --                  --           --          (25.76)%
                 1,445          $  115,919         0.50%             --
  2001              --                  --           --          ( 2.90)%
                    --                  --           --          ( 3.45)%
                   137          $   14,798         0.27%             --
EQ/Capital Guardian U.S. Equity (e)
---------------------------------------------------------------------------
  2005              --                  --           --            5.43%
                    --                  --           --            4.43%
                 1,003          $  115,650         5.79%             --
  2004              --                  --           --            8.78%
                    --                  --           --            7.74%
                   937          $  103,281         0.51%             --
  2003              --                  --           --           35.72%
                    --                  --           --           34.42%
                   761          $   77,522         0.35%             --
  2002              --                  --           --          (22.46)%
                    --                  --           --          (24.78)%
                   473          $   35,863         0.59%             --
  2001              --                  --           --          ( 3.12)%
                    --                  --           --          ( 3.43)%
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------
  2005              --                  --           --            4.56%
                    --                  --           --            3.90%
                    51          $    5,355        16.21%             --
EQ/Equity 500 Index
---------------------------------------------------------------------------
  2005              --                  --           --            3.72%
                    --                  --           --            3.15%
                 3,339          $  909,007         3.30%             --
  2004              --                  --           --            9.51%
                    --                  --           --            8.91%
                 3,638          $  957,647         1.66%             --
  2003              --                  --           --           26.99%
                    --                  --           --           26.29%
                 3,812          $  921,012         1.53%             --
  2002              --                  --           --          (23.23)%
                    --                  --           --          (23.32)%
                 3,939          $  753,523         1.07%             --
  2001              --                  --           --          (13.13)%
                    --                  --           --          (13.23)%
                 4,448          $1,108,749         1.00%             --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Equity 500 Index
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $  90.23
         Highest contract charge 1.20% Class B        $ 103.49
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  86.86
         Highest contract charge 1.20% Class B        $ 100.33
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  79.19
         Highest contract charge 1.20% Class B        $  92.12
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  62.27
         Highest contract charge 1.20% Class B        $  72.94
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  97.75
         Highest contract charge 1.20% Class B        $  95.13
         All contract charges                               --
EQ/Evergreen International Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%
  2005   Lowest contract charge 0.50% Class B (q)     $  97.69
         Highest contract charge 1.45% Class B (q)    $  97.47
         All contract charges                               --
EQ/Evergreen Omega
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  85.83
         Highest contract charge 1.45% Class B        $  83.56
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  82.98
         Highest contract charge 1.45% Class B        $  81.56
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  77.91
         Highest contract charge 1.45% Class B        $  77.31
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  56.66
         Highest contract charge 1.45% Class B        $  56.76
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  76.82
         Highest contract charge 1.45% Class B        $  75.81
         All contract charges                               --
EQ/FI Mid Cap
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 125.23
         Highest contract charge 1.45% Class B        $ 116.25
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 118.33
         Highest contract charge 1.45% Class B        $ 110.90
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 102.49
         Highest contract charge 1.45% Class B        $  96.98
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  71.73
         Highest contract charge 1.45% Class B        $  68.53
         All contract charges                               --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Equity 500 Index
---------------------------------------------------------------------------
  2005              --                 --            --            3.88%
                    --                 --            --            3.15%
                   907           $ 91,189          3.30%             --
  2004              --                 --            --            9.68%
                    --                 --            --            8.91%
                   860           $ 83,780          1.66%             --
  2003              --                 --            --           27.18%
                    --                 --            --           26.30%
                   740           $ 66,130          1.53%             --
  2002              --                 --            --          (22.13)%
                    --                 --            --          (23.32)%
                   641           $ 45,105          1.07%             --
  2001              --                 --            --          (12.96)%
                    --                 --            --          (13.23)%
                   513           $ 47,067          1.00%             --
EQ/Evergreen International Bond
---------------------------------------------------------------------------
  2005              --                 --            --          ( 2.31)%
                    --                 --            --          ( 2.53)%
                     5           $    503            --              --
EQ/Evergreen Omega
---------------------------------------------------------------------------
  2005              --                 --            --            3.44%
                    --                 --            --            2.46%
                   288           $ 24,388          3.05%             --
  2004              --                 --            --            6.51%
                    --                 --            --            5.49%
                   298           $ 24,676          0.35%             --
  2003              --                 --            --           37.51%
                    --                 --            --           36.21%
                   168           $ 12,964            --              --
  2002              --                 --            --          (22.68)%
                    --                 --            --          (25.12)%
                    79           $  4,434            --              --
  2001              --                 --            --          (17.75)%
                    --                 --            --          (18.77)%
                    47           $  3,577          0.01%             --
EQ/FI Mid Cap
---------------------------------------------------------------------------
  2005              --                 --            --            5.83%
                    --                 --            --            4.83%
                 2,266           $265,901         14.15%             --
  2004              --                 --            --           15.45%
                    --                 --            --           14.35%
                 1,999           $223,196          6.85%             --
  2003              --                 --            --           42.89%
                    --                 --            --           41.52%
                 1,577           $153,931            --              --
  2002              --                 --            --          (15.36)%
                    --                 --            --          (19.65)%
                 1,061           $ 73,034          0.02%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/FI Mid Cap (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  85.92
         Highest contract charge 1.45% Class B        $  85.28
         All contract charges                               --
EQ/FI Mid Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 164.04
         Highest contract charge 1.45% Class B        $ 124.06
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 148.09
         Highest contract charge 1.45% Class B        $ 113.08
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 126.30
         Highest contract charge 1.45% Class B        $  97.37
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  95.25
         Highest contract charge 1.45% Class B        $  74.14
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 111.62
         Highest contract charge 1.45% Class B        $  88.20
         All contract charges                               --
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B         $ 105.64
         Highest contract charge 1.45% Class B        $ 104.97
         All contract charges                               --
EQ/GAMCO Small Company Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 117.75
         Highest contract charge 1.45% Class B (o)    $ 116.38
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 113.44
         Highest contract charge 1.45% Class B (o)    $ 113.20
         All contract charges                               --
EQ/International Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)     $ 115.64
         Highest contract charge 1.45% Class B (p)    $ 114.91
         All contract charges                               --
EQ/Janus Large Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  71.12
         Highest contract charge 1.45% Class B        $  63.41
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  66.62
         Highest contract charge 1.45% Class B        $  59.97
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  59.71
         Highest contract charge 1.45% Class B        $  54.27
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  47.68
         Highest contract charge 1.45% Class B        $  43.75
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/FI Mid Cap (Continued)
----------------------------------------------------------------------------
  2001              --                 --            --           (14.19)%
                    --                 --            --           (14.68)%
                   619           $ 52,918          0.23%              --
EQ/FI Mid Cap Value
----------------------------------------------------------------------------
  2005              --                 --            --            10.77%
                    --                 --            --             9.71%
                 2,900           $446,196         11.30%              --
  2004              --                 --            --            17.26%
                    --                 --            --            16.14%
                 2,707           $379,449          9.31%              --
  2003              --                 --            --            32.60%
                    --                 --            --            31.33%
                 2,510           $303,154          0.40%              --
  2002              --                 --            --           (13.55)%
                    --                 --            --           (15.94)%
                 2,329           $214,099          0.57%              --
  2001              --                 --            --             3.06%
                    --                 --            --             2.49%
                 1,511           $166,025          0.75%              --
EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------
  2005              --                 --            --             5.64%
                    --                 --            --             4.97%
                    23           $  2,512          5.56%              --
EQ/GAMCO Small Company Value
----------------------------------------------------------------------------
  2005              --                 --            --             3.80%
                    --                 --            --             2.81%
                   341           $ 39,738         10.59%              --
  2004              --                 --            --            13.51%
                    --                 --            --            13.31%
                    47           $  5,219          9.02%              --
EQ/International Growth
----------------------------------------------------------------------------
  2005              --                 --            --            15.64%
                    --                 --            --            14.91%
                    19           $  2,170          1.92%              --
EQ/Janus Large Cap Growth
----------------------------------------------------------------------------
  2005              --                 --            --             6.76%
                    --                 --            --             5.74%
                 1,144           $ 73,252            --               --
  2004              --                 --            --            11.59%
                    --                 --            --            10.52%
                 1,078           $ 65,101          0.26%              --
  2003              --                 --            --            25.22%
                    --                 --            --            24.03%
                 1,000           $ 54,626            --               --
  2002              --                 --            --           (30.06)%
                    --                 --            --           (31.32)%
                   864           $ 37,973            --               --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Janus Large Cap Growth (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  64.18
         Highest contract charge 1.45% Class B        $  63.71
         All contract charges                               --
EQ/JPMorgan Core Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 117.03
         Highest contract charge 1.45% Class B (d)    $ 112.55
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 115.07
         Highest contract charge 1.45% Class B (d)    $ 111.72
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 111.09
         Highest contract charge 1.45% Class B (d)    $ 108.90
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 108.01
         Highest contract charge 1.45% Class B (d)    $ 106.90
         All contract charges                               --
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 112.39
         Highest contract charge 1.45% Class B        $ 105.33
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 108.69
         Highest contract charge 1.45% Class B        $ 102.84
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  98.51
         Highest contract charge 1.45% Class B        $  94.11
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  78.07
         Highest contract charge 1.45% Class B        $  75.30
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  96.20
         Highest contract charge 1.45% Class B        $  94.40
         All contract charges                               --
EQ/Lazard Small Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 180.45
         Highest contract charge 1.45% Class B (d)    $ 141.51
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 173.24
         Highest contract charge 1.45% Class B (d)    $ 137.16
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 148.68
         Highest contract charge 1.45% Class B (d)    $ 118.84
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 108.77
         Highest contract charge 1.45% Class B (d)    $  87.78
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 133.62
         Highest contract charge 1.35% Class B        $ 132.19
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/Janus Large Cap Growth (Continued)
----------------------------------------------------------------------------
  2001             --                  --            --           (23.63)%
                   --                  --            --           (24.08)%
                  670            $ 42,787          0.01%              --
EQ/JPMorgan Core Bond
----------------------------------------------------------------------------
  2005             --                  --            --             1.70%
                   --                  --            --             0.74%
                  891            $101,135          3.93%              --
  2004             --                  --            --             3.58%
                   --                  --            --             2.59%
                  627            $ 70,510          4.85%              --
  2003             --                  --            --             2.85%
                   --                  --            --             1.87%
                  468            $ 51,312          3.72%              --
  2002             --                  --            --             7.52%
                   --                  --            --             6.52%
                  291            $ 31,127         10.10%              --
EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------
  2005             --                  --            --             3.40%
                   --                  --            --             2.42%
                  466            $ 60,726          1.51%              --
  2004             --                  --            --            10.33%
                   --                  --            --             9.27%
                  497            $ 63,509          1.28%              --
  2003             --                  --            --            26.18%
                   --                  --            --            24.98%
                  530            $ 61,883          1.35%              --
  2002             --                  --            --           (18.47)%
                   --                  --            --           (20.23)%
                  563            $ 52,829          1.30%              --
  2001             --                  --            --           ( 7.65)%
                   --                  --            --           ( 8.17)%
                  602            $ 71,054          0.92%              --
EQ/Lazard Small Cap Value
----------------------------------------------------------------------------
  2005             --                  --            --             4.16%
                   --                  --            --             3.17%
                  973            $173,753          9.52%              --
  2004             --                  --            --            16.52%
                   --                  --            --            15.41%
                  834            $144,080         12.28%              --
  2003             --                  --            --            36.69%
                   --                  --            --            35.39%
                  563            $ 84,203          1.41%              --
  2002             --                  --            --           (13.98)%
                   --                  --            --           (15.10)%
                  304            $ 33,624          0.92%              --
  2001             --                  --            --            16.68%
                   --                  --            --            16.15%
                    6            $    794          6.38%              --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Legg Mason Value Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%
  2005   Lowest contract charge 0.50% Class B (q)      $ 106.62
         Highest contract charge 1.45% Class B (q)     $ 106.38
         All contract charges                                --
EQ/Long Term Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 100.56
         Highest contract charge 1.45% Class B (s)     $  99.92
         All contract charges                                --
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 106.59
         Highest contract charge 1.45% Class B (s)     $ 105.91
         All contract charges                                --
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 106.21
         Highest contract charge 1.45% Class B (s)     $  91.36
         All contract charges                                --
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (s)      $ 112.11
         Highest contract charge 1.45% Class B (s)     $ 111.40
         All contract charges                                --
EQ/Marsico Focus
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 147.58
         Highest contract charge 1.45% Class B (a)     $ 141.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 133.98
         Highest contract charge 1.45% Class B (a)     $ 129.87
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 121.84
         Highest contract charge 1.45% Class B (a)     $ 119.25
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  93.38
         Highest contract charge 1.45% Class B (a)     $  92.27
         All contract charges                                --
  2001   Lowest contract charge 0.90% Class B (a)      $ 106.02
         Highest contract charge 1.45% Class B (a)     $ 105.87
         All contract charges                                --
EQ/Mercury Basic Value Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 130.65
         Highest contract charge 1.45% Class B         $ 154.23
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 127.54
         Highest contract charge 1.45% Class B         $ 152.01
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 115.93
         Highest contract charge 1.45% Class B         $ 139.50
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- ------------
EQ/Legg Mason Value Equity
--------------------------------------------------------------------------
  2005              --                 --            --           6.62%
                    --                 --            --           6.38%
                    20           $  2,150          0.14%            --
EQ/Long Term Bond
--------------------------------------------------------------------------
  2005              --                 --            --           0.56%
                    --                 --            --         ( 0.08)%
                   105           $ 10,485          6.98%            --
EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------
  2005              --                 --            --           6.59%
                    --                 --            --           5.91%
                    16           $  1,731          1.68%            --
EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------
  2005              --                 --            --           6.21%
                    --                 --            --           8.09%
                    18           $  1,877          0.93%            --
EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------
  2005              --                 --            --          12.11%
                    --                 --            --          11.40%
                    94           $ 10,450          1.72%            --
EQ/Marsico Focus
--------------------------------------------------------------------------
  2005              --                 --            --          10.15%
                    --                 --            --           9.10%
                 1,655           $236,310          2.76%            --
  2004              --                 --            --           9.96%
                    --                 --            --           8.91%
                 1,280           $167,297            --             --
  2003              --                 --            --          30.48%
                    --                 --            --          29.24%
                 1,027           $122,876            --             --
  2002              --                 --            --         (12.03)%
                    --                 --            --         (12.84)%
                   423           $ 39,072          0.05%            --
  2001              --                 --            --           6.02%
                    --                 --            --           5.94%
                    14           $  1,483            --             --
EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------
  2005              --                 --            --           2.44%
                    --                 --            --           1.46%
                 1,826           $344,112          5.55%            --
  2004              --                 --            --          10.02%
                    --                 --            --           8.97%
                 1,866           $346,892          5.19%            --
  2003              --                 --            --          30.53%
                    --                 --            --          29.30%
                 1,731           $297,750          0.55%            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Mercury Basic Value Equity (Continued)
------------------------------------------------------------------
  2002   Lowest contract charge 0.50% Class B (d)     $  88.81
         Highest contract charge 1.45% Class B        $ 107.89
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 131.84
         Highest contract charge 1.45% Class B        $ 131.37
         All contract charges                               --
EQ/Mercury International Value (f)
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 106.30
         Highest contract charge 1.45% Class B (d)    $ 136.12
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  96.39
         Highest contract charge 1.45% Class B (d)    $ 124.61
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  79.64
         Highest contract charge 1.45% Class B (d)    $ 103.95
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  62.51
         Highest contract charge 1.45% Class B (d)    $  82.38
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  92.80
         Highest contract charge 1.35% Class B        $  91.80
         All contract charges                               --
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  56.29
         Highest contract charge 1.45% Class B        $  90.50
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  51.89
         Highest contract charge 1.45% Class B        $  84.23
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  46.31
         Highest contract charge 1.45% Class B        $  75.89
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  35.99
         Highest contract charge 1.45% Class B        $  59.55
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $  87.46
         Highest contract charge 1.45% Class B        $  92.01
         All contract charges                               --
EQ/MFS Investors Trust
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)     $  91.93
         Highest contract charge 1.45% Class B        $  91.89
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $  86.19
         Highest contract charge 1.45% Class B        $  86.99
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $  77.76
         Highest contract charge 1.45% Class B        $  79.23
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $  64.03
         Highest contract charge 1.45% Class B        $  65.88
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/Mercury Basic Value Equity (Continued)
----------------------------------------------------------------------------
  2002              --                 --            --           (15.42)%
                    --                 --            --           (17.87)%
                 1,648           $219,767          1.14%              --
  2001              --                 --            --             4.58%
                    --                 --            --             4.00%
                 1,296           $211,877          3.87%              --
EQ/Mercury International Value (f)
----------------------------------------------------------------------------
  2005              --                 --            --            10.28%
                    --                 --            --             9.23%
                 1,646           $206,833          1.84%              --
  2004              --                 --            --            21.04%
                    --                 --            --            19.88%
                 1,299           $149,224          1.64%              --
  2003              --                 --            --            27.40%
                    --                 --            --            26.18%
                 1,180           $112,754          2.36%              --
  2002              --                 --            --           (15.83)%
                    --                 --            --           (17.85)%
                 1,142           $ 86,429          0.99%              --
  2001              --                 --            --           (22.23)%
                    --                 --            --           (22.59)%
                    12           $  1,101          0.72%              --
EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------
  2005              --                 --            --             8.48%
                    --                 --            --             7.45%
                 2,567           $342,058            --               --
  2004              --                 --            --            12.06%
                    --                 --            --            10.99%
                 2,943           $364,786            --               --
  2003              --                 --            --            28.66%
                    --                 --            --            27.44%
                 3,251           $364,052            --               --
  2002              --                 --            --           (33.56)%
                    --                 --            --           (35.28)%
                 3,497           $306,986            --               --
  2001              --                 --            --           (34.64)%
                    --                 --            --           (35.01)%
                 4,160           $562,209          0.02%              --
EQ/MFS Investors Trust
----------------------------------------------------------------------------
  2005              --                 --            --             6.65%
                    --                 --            --             5.64%
                   181           $ 16,799          0.49%              --
  2004              --                 --            --            10.84%
                    --                 --            --             9.78%
                   196           $ 17,208          0.55%              --
  2003              --                 --            --            21.44%
                    --                 --            --            20.27%
                   217           $ 17,350          0.70%              --
  2002              --                 --            --           (20.43)%
                    --                 --            --           (22.16)%
                   166           $ 10,978          0.60%              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/MFS Investors Trust (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B         $  85.75
         Highest contract charge 1.45% Class B        $  84.63
         All contract charges                               --
EQ/Money Market
------------------------------------------------------------------
         Unit Value 0.70% to 1.49%*
  2005   Lowest contract charge 0.74% Class A         $  43.38
         Highest contract charge 1.49% Class A        $  34.19
         All contract charges                               --
  2004   Lowest contract charge 0.74% Class A         $  42.43
         Highest contract charge 1.49% Class A        $  33.69
         All contract charges                               --
  2003   Lowest contract charge 0.74% Class A         $  42.25
         Highest contract charge 1.49% Class A        $  33.81
         All contract charges                               --
  2002   Lowest contract charge 0.74% Class A         $  42.17
         Highest contract charge 1.49% Class A        $  34.00
         All contract charges                               --
  2001   Lowest contract charge 0.74% Class A         $  41.81
         Highest contract charge 1.49% Class A        $  33.96
         All contract charges                               --
EQ/Money Market
------------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2005   Lowest contract charge 0.50% Class B (d)     $ 107.81
         Highest contract charge 1.20% Class B        $ 113.12
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)     $ 105.58
         Highest contract charge 1.20% Class B        $ 111.56
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)     $ 105.29
         Highest contract charge 1.20% Class B        $ 112.05
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)     $ 105.22
         Highest contract charge 1.20% Class B        $ 112.77
         All contract charges                               --
  2001   Lowest contract charge 0.90% Class B         $ 114.06
         Highest contract charge 1.20% Class B        $ 112.74
         All contract charges                               --
EQ/Montag & Caldwell Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)     $ 109.97
         Highest contract charge 1.45% Class B (o)    $ 108.69
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (o)     $ 104.85
         Highest contract charge 1.45% Class B (o)    $ 104.63
         All contract charges                               --
EQ/PIMCO Real Return
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)     $  99.91
         Highest contract charge 1.45% Class B (p)    $  99.28
         All contract charges                               --



                              Years Ended December 31,
         ------------------------------------------------------------------
                 Units          Net Assets     Investment         Total
          Outstanding (000's)     (000's)    Income Ratio**     Return***
         --------------------- ------------ ---------------- --------------
EQ/MFS Investors Trust (Continued)
----------------------------------------------------------------------------
  2001              --                 --            --           (16.74)%
                    --                 --            --           (17.21)%
                   126           $ 10,711          0.43%              --
EQ/Money Market
----------------------------------------------------------------------------
  2005              --                 --            --             2.25%
                    --                 --            --             1.48%
                 1,710           $ 61,840          2.80%              --
  2004              --                 --            --             0.41%
                    --                 --            --           ( 0.36)%
                 1,808           $ 79,290          0.97%              --
  2003              --                 --            --             0.20%
                    --                 --            --           ( 0.56)%
                 2,080           $105,282          0.71%              --
  2002              --                 --            --             0.87%
                    --                 --            --             0.11%
                 2,943           $151,511          1.34%              --
  2001              --                 --            --             3.23%
                    --                 --            --             2.44%
                 2,954           $162,479          3.78%              --
EQ/Money Market
----------------------------------------------------------------------------
  2005              --                 --            --             2.11%
                    --                 --            --             1.40%
                   229           $ 47,898          2.80%              --
  2004              --                 --            --             0.27%
                    --                 --            --           ( 0.43)%
                   253           $ 36,399          0.97%              --
  2003              --                 --            --             0.07%
                    --                 --            --           ( 0.64)%
                   316           $ 34,814          0.71%              --
  2002              --                 --            --             0.70%
                    --                 --            --             0.02%
                   387           $ 42,749          1.34%              --
  2001              --                 --            --             2.64%
                    --                 --            --             2.31%
                   396           $ 43,718          3.78%              --
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------
  2005              --                 --            --             4.88%
                    --                 --            --             3.88%
                    26           $  2,846          0.44%              --
  2004              --                 --            --             7.93%
                    --                 --            --             7.74%
                     2           $    224          0.27%              --
EQ/PIMCO Real Return
----------------------------------------------------------------------------
  2005              --                 --            --           ( 0.09)%
                    --                 --            --           ( 0.72)%
                   149           $ 14,808          5.70%              --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Short Duration Bond
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 100.36
         Highest contract charge 1.45% Class B (p)     $  99.72
         All contract charges                                --
EQ/Small Company Index
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 145.04
         Highest contract charge 1.45% Class B (d)     $ 139.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 139.82
         Highest contract charge 1.45% Class B (d)     $ 135.75
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 119.41
         Highest contract charge 1.45% Class B (d)     $ 117.06
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  82.28
         Highest contract charge 1.45% Class B (d)     $  81.43
         All contract charges                                --
EQ/TCW Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)      $ 115.29
         Highest contract charge 1.45% Class B (o)     $ 113.95
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (o)      $ 111.43
         Highest contract charge 1.45% Class B (o)     $ 111.19
         All contract charges                                --
EQ/UBS Growth and Income
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (o)      $ 118.70
         Highest contract charge 1.45% Class B (o)     $ 117.32
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (o)      $ 109.44
         Highest contract charge 1.45% Class B (o)     $ 109.21
         All contract charges                                --
EQ/Van Kampen Comstock
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 104.88
         Highest contract charge 1.45% Class B (p)     $ 104.21
         All contract charges                                --
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------
         Unit Value 0.50% to 2.75%*
  2005   Lowest contract charge 0.50% Class B (d)      $ 178.13
         Highest contract charge 2.75% Class B         $ 225.55
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (d)      $ 134.82
         Highest contract charge 2.75% Class B         $ 171.42
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (d)      $ 109.56
         Highest contract charge 1.45% Class B         $ 123.57
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (d)      $  70.62
         Highest contract charge 1.45% Class B         $  80.41
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- ------------
EQ/Short Duration Bond
--------------------------------------------------------------------------
  2005                                                            0.36%
                                                                ( 0.28)%
                    22           $  2,204          2.87%            --
EQ/Small Company Index
--------------------------------------------------------------------------
  2005              --                 --            --           3.73%
                    --                 --            --           2.75%
                   723           $101,473          6.20%            --
  2004              --                 --            --          17.08%
                    --                 --            --          15.97%
                   597           $ 81,729          4.69%            --
  2003              --                 --            --          45.13%
                    --                 --            --          43.76%
                   344           $ 40,364          0.42%            --
  2002              --                 --            --         (20.43)%
                    --                 --            --         (21.16)%
                    99           $  8,126          1.01%            --
EQ/TCW Equity
--------------------------------------------------------------------------
  2005              --                 --            --           3.47%
                    --                 --            --           2.48%
                    70           $  7,961            --             --
  2004              --                 --            --          12.32%
                    --                 --            --          12.12%
                     9           $    969            --             --
EQ/UBS Growth and Income
--------------------------------------------------------------------------
  2005              --                 --            --           8.46%
                    --                 --            --           7.43%
                    67           $  7,918          1.35%            --
  2004              --                 --            --          11.67%
                    --                 --            --          11.48%
                     1           $    220          2.62%            --
EQ/Van Kampen Comstock
--------------------------------------------------------------------------
  2005              --                 --            --           4.88%
                    --                 --            --           4.21%
                    64           $  6,674          2.03%            --
EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------
  2005              --                 --            --          32.12%
                    --                 --            --          31.57%
                 1,683           $250,448          4.75%            --
  2004              --                 --            --          23.06%
                    --                 --            --          22.47%
                 1,293           $146,341          0.68%            --
  2003              --                 --            --          55.14%
                    --                 --            --          53.67%
                 1,107           $101,661          0.84%            --
  2002              --                 --            --         ( 8.45)%
                    --                 --            --         ( 7.27)%
                 1,023           $ 60,620            --             --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Van Kampen Emerging Markets Equity (Continued)
------------------------------------------------------------------
  2001   Lowest contract charge 0.90% Class B          $ 111.05
         Highest contract charge 1.45% Class B         $  86.72
         All contract charges                                --
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 124.44
         Highest contract charge 1.45% Class B (p)     $ 123.65
         All contract charges                                --
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 119.72
         Highest contract charge 1.45% Class B (p)     $ 118.96
         All contract charges                                --
Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (p)      $ 109.94
         Highest contract charge 1.45% Class B (p)     $ 107.59
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 102.77
         Highest contract charge 1.45% Class B (l)     $ 101.55
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $  99.67
         Highest contract charge 1.45% Class B (l)     $  99.43
         All contract charges                                --
U.S. Real Estate -- Class II
------------------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2005   Lowest contract charge 0.50% Class B (I)      $ 168.35
         Highest contract charge 1.45% Class B (I)     $ 164.77
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (l)      $ 144.56
         Highest contract charge 1.45% Class B (l)     $ 143.20
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (l)      $ 107.04
         Highest contract charge 1.45% Class B (l)     $ 106.78
         All contract charges                                --



                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units          Net Assets     Investment        Total
          Outstanding (000's)     (000's)    Income Ratio**    Return***
         --------------------- ------------ ---------------- -------------
EQ/Van Kampen Emerging Markets Equity (Continued)
---------------------------------------------------------------------------
  2001             --                  --            --           (6.01)%
                   --                  --            --           (6.53)%
                  966             $61,468            --              --
EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------
  2005             --                  --            --           24.44%
                   --                  --            --           23.65%
                   39             $ 4,864            --              --
EQ/Wells Fargo Montgomery Small Cap
---------------------------------------------------------------------------
  2005             --                  --            --           19.72%
                   --                  --            --           18.96%
                    5             $   547         11.63%             --
Laudus Rosenberg VIT Value Long/Short Equity
---------------------------------------------------------------------------
  2005             --                  --            --            6.97%
                   --                  --            --            5.95%
                   77             $ 8,297            --              --
  2004             --                  --            --            3.11%
                   --                  --            --            2.13%
                   16             $ 1,704            --              --
  2003             --                  --            --           (0.33)%
                   --                  --            --           (0.57)%
                    4             $   395            --              --
U.S. Real Estate -- Class II
---------------------------------------------------------------------------
  2005             --                  --            --           16.46%
                   --                  --            --           15.06%
                  567             $93,699          3.84%             --
  2004             --                  --            --           35.12%
                   --                  --            --           34.10%
                  356             $51,219          2.49%
  2003             --                  --            --            7.04%
                   --                  --            --            6.78%
                   23             $ 2,405            --              --

----------
(a) Units were made available for sale on October 22, 2001.
(b) A substitution of the EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio for Alliance Investors occurred on May 18, 2001.
(c) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001.
(d) Units were made available for sale on January 14, 2002.
(e) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity occurred on July 12, 2002.
(f) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth occurred on July 12, 2002.
(g) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(h) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(i) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(j) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(k) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003.
(l) Units were made available on October 20, 2003.
(m) Units were made available on June 20, 2003.

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2005


7. Accumulation Unit Values (Concluded)


(n) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(o) Units were made available for sale on October 25, 2004.
(p) Units were made available on May 9, 2005.
(q) Units were made available on October 17, 2005.

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.34%, 1.35%, 1.40% and 1.45% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-79

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2005 and December 31, 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005 and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, in 2004, AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 17, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.:

We have audited the accompanying consolidated statements of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statements of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005 and 2004, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein Holding's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                                                                                   2005                 2004
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value................$    30,034.8        $    30,722.3
  Mortgage loans on real estate...............................................      3,233.9              3,131.9
  Equity real estate, held for the production of income.......................        658.2                643.2
  Policy loans................................................................      3,824.2              3,831.4
  Other equity investments....................................................      1,122.1              1,010.5
  Other invested assets.......................................................      1,290.9              1,053.3
                                                                              -----------------    -----------------
      Total investments.......................................................     40,164.1             40,392.6
Cash and cash equivalents.....................................................      1,112.1              1,739.6
Cash and securities segregated, at estimated fair value.......................      1,720.8              1,489.0
Broker-dealer related receivables.............................................      2,929.1              2,187.7
Deferred policy acquisition costs.............................................      7,557.3              6,813.9
Goodwill and other intangible assets, net.....................................      3,758.8              3,761.4
Amounts due from reinsurers...................................................      2,604.4              2,549.6
Loans to affiliates...........................................................        400.0                400.0
Other assets..................................................................      3,723.5              3,600.9
Separate Accounts' assets.....................................................     69,997.0             61,559.4
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    27,194.0        $    26,875.1
Future policy benefits and other policyholders liabilities..................       13,997.8             14,099.6
Broker-dealer related payables..............................................        1,226.9                945.9
Customers related payables..................................................        2,924.3              2,658.7
Amounts due to reinsurers...................................................        1,028.3                994.0
Short-term and long-term debt...............................................          855.4              1,255.5
Loans from affiliates.......................................................          325.0                   -
Income taxes payable........................................................        2,821.9              2,714.8
Other liabilities...........................................................        1,786.6              1,859.6
Separate Accounts' liabilities..............................................       69,997.0             61,559.4
Minority interest in equity of consolidated subsidiaries....................        2,096.4              2,040.4
Minority interest subject to redemption rights..............................          271.6                266.6
                                                                              -----------------    -----------------
      Total liabilities.....................................................      124,525.2            115,269.6
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        4,976.3              4,890.9
Retained earnings...........................................................        4,030.8              3,457.0
Accumulated other comprehensive income......................................          432.3                874.1
                                                                              -----------------    -----------------
Total shareholder's equity..................................................        9,441.9              9,224.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,889.3       $     1,595.4      $     1,376.7
Premiums......................................................          881.7               879.6              889.4
Net investment income.........................................        2,492.8             2,501.4            2,386.9
Investment gains (losses), net................................           55.4                65.0              (62.3)
Commissions, fees and other income............................        3,632.3             3,383.5            2,811.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,951.5             8,424.9            7,402.5
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,859.8             1,867.1            1,708.2
Interest credited to policyholders' account balances..........        1,065.5             1,038.1              969.7
Compensation and benefits.....................................        1,804.4             1,604.9            1,327.0
Commissions...................................................        1,128.7             1,017.3              991.9
Distribution plan payments....................................          292.0               374.2              370.6
Amortization of deferred sales commissions....................          132.0               177.4              208.6
Interest expense..............................................           76.3                76.8               82.3
Amortization of deferred policy acquisition costs.............          601.3               472.9              434.6
Capitalization of deferred policy acquisition costs...........       (1,199.4)           (1,015.9)            (990.7)
Rent expense..................................................          165.2               185.0              165.8
Amortization of other intangible assets.......................           23.6                22.9               21.9
AllianceBernstein charge for mutual fund matters
  and legal proceedings.......................................             -                   -               330.0
Other operating costs and expenses............................          957.1               930.0              832.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,906.5             6,750.7            6,452.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
    income taxes and minority interest........................        2,045.0             1,674.2              950.2
Income taxes..................................................         (519.5)             (396.3)            (240.5)
Minority interest in net income of consolidated subsidiaries..         (466.9)             (384.1)            (188.7)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        1,058.6               893.8              521.0
Earnings from discontinued operations, net of income taxes....           15.2                 7.9                3.4
Gain on sale of discontinued operations, net of income taxes..             -                 31.1                 -
Cumulative effect of accounting changes, net of
    income taxes..............................................             -                 (2.9)                -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $    1,073.8       $       929.9      $       524.4
                                                                =================  =================  =================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                         2005               2004               2003
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        4,890.9            4,848.2            4,812.8
Changes in capital in excess of par value.........................           85.4               42.7               35.4
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        4,976.3            4,890.9            4,848.2
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        3,457.0            3,027.1            2,902.7
Net earnings......................................................        1,073.8              929.9              524.4
Dividends on common stock.........................................         (500.0)            (500.0)            (400.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        4,030.8            3,457.0            3,027.1
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income, beginning of year.........          874.1              892.8              681.1
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...............          432.3              874.1              892.8
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year...........................  $     9,441.9       $    9,224.5       $    8,770.6
                                                                   =================   ================   ================

COMPREHENSIVE INCOME

Net earnings......................................................  $     1,073.8       $      929.9       $      524.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments....................................................         (441.8)             (31.1)             211.7
Cumulative effect of accounting changes...........................             -                12.4                 -
                                                                   -----------------   ----------------   ----------------
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..............................................  $       632.0       $      911.2       $      736.1
                                                                   =================   ================   ================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                       2005                2004               2003
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $     1,073.8       $      929.9       $       524.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.5            1,038.1               969.7
  Universal life and investment-type product
    policy fee income.........................................         (1,889.3)          (1,595.4)           (1,376.7)
  Net change in broker-dealer and customer related
    receivables/payables......................................           (347.4)             379.6                22.5
  Investment (gains) losses, net..............................            (55.4)             (65.0)               62.3
  Change in deferred policy acquisition costs.................           (598.1)            (543.0)             (556.1)
  Change in future policy benefits............................             64.4              129.3               (97.4)
  Change in property and equipment............................             (7.5)             (69.3)              (55.8)
  Change in income tax payable................................            340.5              349.6               246.3
  Change in accounts payable and accrued expenses.............             23.7              (27.4)              276.8
  Change in segregated cash and securities, net...............           (231.8)            (203.2)             (111.5)
  Minority interest in net income of consolidated subsidiaries            466.9              384.1               188.7
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            (42.6)             (61.0)               91.0
  Amortization of deferred sales commissions..................            132.0              177.4               208.6
  Amortization of other intangible assets, net................             23.6               22.9                21.9
  Other, net..................................................            (63.5)             197.0               272.6
                                                                 -----------------   -----------------  -----------------

Net cash used provided by operating activities................            (45.2)           1,043.6               687.3
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          2,926.2            3,341.9             4,216.4
  Sales.......................................................          2,432.9            2,983.6             4,818.2
  Purchases...................................................         (5,869.1)          (7,052.5)          (11,457.9)
  Change in short-term investments............................             13.8              (18.4)              610.7
  Purchase of minority interest in consolidated subsidiary ...               -              (410.7)                 -
  Other, net..................................................           (131.5)             169.7                89.3
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................           (627.7)            (986.4)           (1,723.3)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................          3,816.8            4,029.4             5,639.1
   Withdrawals and transfers to Separate Accounts.............         (2,779.1)          (2,716.0)           (3,181.1)
  Net change in short-term financings.........................               -                  -                (22.1)
  Repayments of long-term.....................................           (400.0)                -                   -
  Increase in loans from affiliates...........................            325.0                 -                   -
  Shareholder dividends paid..................................           (500.0)            (500.0)             (400.0)
  Other, net..................................................           (417.3)            (130.1)             (270.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by financing activities.....................             45.4              683.3             1,765.5
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................           (627.5)             740.5               729.5
Cash and cash equivalents, beginning of year..................          1,739.6              999.1               269.6
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $     1,112.1       $    1,739.6       $       999.1
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                   (CONTINUED)

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       74.5       $        86.2      $        91.0
                                                                =================  =================  =================
  Income Taxes Paid (Refunded) ...............................   $      146.5       $       154.4      $       (45.7)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        In 2004, The Equitable Life Assurance Society of the United States was renamed AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). The Company's insurance business, which comprises the Insurance segment, is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by AllianceBernstein L.P. (formerly Alliance Capital Management L.P., and collectively with its consolidated subsidiaries ("AllianceBernstein")).

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in AllianceBernstein ("AllianceBernstein Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2 of Notes to Consolidated Financial Statements). In March and December 2004, the Company acquired a total of 10.7 million AllianceBernstein Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. The Company's consolidated economic interest in AllianceBernstein was 46.3% at December 31, 2005, and together with its ownership with other AXA Financial Group companies, the consolidated economic interests in AllianceBernstein was approximately 61.1%.

        In July 2004, AXA Financial completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial Group with additional scale in distribution, client base and assets under management.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been AXA Financial's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding AXA Financial common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into AXA Financial, resulting in AXA Financial Group becoming a wholly owned subsidiary of AXA.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2005," "2004" and "2003" refer to the years ended December 31, 2005, 2004 and 2003, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Financial. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2005 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See Note 8 of Notes to Consolidated Financial Statements.

        Equity real estate classified as held-for-sale is included in Discontinued Operations.

        Accounting Changes
        ------------------

        On May 19, 2004, the Financial Accounting Standards Board (the "FASB") approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. FSP No. 106-2 became effective for the first interim or annual period beginning after June 15, 2004 and required the effects of the MMA, including estimates of the Federal subsidy to employers whose plans provide a prescription drug benefit that is at least as valuable as (i.e., "actuarially equivalent" to) the new Medicare Part D benefit, to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. As more fully described in Note 13 of Notes to Consolidated Financial Statements, following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services, the Company completed its transition to FSP No. 106-2 in fourth quarter 2005 by reducing the accumulated benefits obligations of the Company's retiree medical plans as at January 1, 2005 to give effect to the subsidy expected to be received in 2006 and future years. These remeasurements resulted in an aggregate decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2005 and 2004, the Insurance Group's General Account held $5.8 million and $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). At December 31, 2005 and 2004, as reported in the consolidated balance sheet, these investments included $4.7 million and $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2005 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        As a result of its review, in second and third quarters of 2004, AllianceBernstein had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, AllianceBernstein sold this investment and accordingly, no longer consolidates this investment and its funds under management.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $403.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

        Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts,
        (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts,
        (c) liabilities related to group pension participating contracts, and
        (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On May 30, 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

        AXA Equitable accounts for its stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25 "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

        On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, the Company implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of the Company's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of the Company's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

        To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in the Company's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, the Company will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require the Company to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $13.7 million ($8.9 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Consolidated Statements of Earnings of the Company over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $7.5 million ($4.8 million after tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

        The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of the Company are described and/or disclosed on a pro-forma basis in Note 21 of Notes to Consolidated Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which the Company likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3, "Transitions Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

        Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), the Company expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 21 of Notes to Consolidated Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123 (R), beginning with awards granted in 2005, the Company modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154, "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

        On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the consolidated financial results of the Company.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2005 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Wind-up Annuities, Closed Block policyholders dividend obligation and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.88% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.88% net of product weighted average Separate Account fees) and 0% (-2.12% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2005, the average rate of assumed investment yields, excluding policy loans, was 6.8% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 9.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $91.2 million and $71.7 million at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, respectively, $1,043.9 million and $1,081.5 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Incurred benefits related to current year..........   $        35.6      $        35.0       $       33.8
       Incurred benefits related to prior years...........            50.3               12.8               (2.8)
                                                            -----------------  -----------------   -----------------
       Total Incurred Benefits............................   $        85.9      $        47.8       $       31.0
                                                            =================  =================   =================

       Benefits paid related to current year..............   $        14.8      $        12.9       $       12.1
       Benefits paid related to prior years...............            44.7               33.1               34.9
                                                            -----------------  -----------------   -----------------
       Total Benefits Paid................................   $        59.5      $        46.0       $       47.0
                                                            =================  =================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2005, participating policies, including those in the Closed Block, represent approximately 15.1% ($31.6 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2005, 2004 and 2003, investment results of such Separate Accounts were gains (losses) of $3,409.5 million, $2,191.4 million and $(466.2) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of AllianceBernstein, for certain retail, private client transactions and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of AllianceBernstein, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2005 and 2004, respectively, net deferred sales commissions totaled $196.6 million and $254.5 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2005 net balance for each of the next five years is $84.9 million, $52.4 million, $34.3 million, $18.8 million and $5.5 million.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year, and five-year periods ended December 31, 2005. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. AllianceBernstein's management considers the results of these analyses performed at various dates. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Other Accounting Policies
        -------------------------

        In accordance with SEC regulations, securities with a fair value of $1.72 billion and $1.49 billion have been segregated in a special reserve bank custody account at December 31, 2005 and 2004, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, less accumulated amortization and relates principally to the Bernstein acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment. Goodwill, less accumulated amortization related to the Bernstein acquisition and purchases of AllianceBernstein Units totaled $3.6 billion at December 31, 2005 and 2004, respectively.

        Intangible assets related to the Bernstein acquisition and purchases of AllianceBernstein Units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. The gross carrying amount of AllianceBernstein related intangible assets were $564.1 million at December 31, 2005 and 2004, respectively and the accumulated amortization of these intangible assets were $208.5 million and $185.0 million at December 31, 2005, 2004 and 2003, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $22.9 million and $21.9 million for 2005, 2004 and 2003, respectively.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software and evaluated for impairment each reporting period.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. The Company acquired 10.7 million of the former Bernstein shareholders' AllianceBernstein Units in 2004. The outstanding
        16.3 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price over the remaining four years ending in 2009. Generally, not more than 20% of the original AllianceBernstein Units issued to the former Bernstein shareholders may be put to AXA Financial in any one annual period.

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                              AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                 COST              GAINS              LOSSES           FAIR VALUE
                                            ---------------   -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)

       DECEMBER 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8      $      977.4       $      190.7      $   24,009.5
           Mortgage-backed...............         2,386.3               8.3               39.3           2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7              37.5                7.6           1,478.6
           States and political
             subdivisions................           193.4              19.1                 .3             212.2
           Foreign governments...........           238.2              40.9                 .1             279.0
           Redeemable preferred stock....         1,605.5             104.9               10.2           1,700.2
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    29,094.9      $    1,188.1       $      248.2      $   30,034.8
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $        45.7      $        2.1       $         .4      $       47.4
         Trading securities..............              .3                .9                 .1               1.1
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $        46.0      $        3.0       $         .5      $       48.5
                                            ================= =================  =================  ================

       December 31, 2004
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    22,285.8      $    1,684.3       $       45.3      $   23,924.8
           Mortgage-backed...............         3,472.4              47.7                9.7           3,510.4
           U.S. Treasury, government
             and agency securities.......           964.1              54.9                1.3           1,017.7
           States and political
             subdivisions................           187.1              20.6                 .8             206.9
           Foreign governments...........           245.1              47.2                 .1             292.2
           Redeemable preferred stock....         1,623.1             151.4                4.2           1,770.3
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    28,777.6      $    2,006.1       $       61.4      $   30,722.3
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $         1.0      $        1.2       $         .1      $        2.1
         Trading securities..............              .4               1.0                 .2               1.2
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $         1.4      $        2.2       $         .3      $        3.3
                                            ================= =================  =================  ================


        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $4,307.8 million and $4,138.7 million, respectively, had estimated fair values of $4,492.4 million and $4,446.0 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Due in one year or less................................................  $     1,285.2       $    1,300.1
       Due in years two through five..........................................        4,632.4            4,805.1
       Due in years six through ten...........................................       11,447.8           11,739.0
       Due after ten years....................................................        7,737.7            8,135.1
       Mortgage-backed securities.............................................        2,386.3            2,355.3
                                                                               -----------------   -----------------
       Total..................................................................  $    27,489.4       $   28,334.6
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,797 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                  GROSS                          GROSS                          GROSS
                                ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             ---------------  --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     6,386.3  $      146.9    $      815.4   $       43.8    $    7,201.7   $      190.7
     Mortgage-backed.......        1,735.9          27.4           299.3           11.9         2,035.2           39.3
     U.S. Treasury,
       government and
       agency securities...          676.4           6.2            61.9            1.4           738.3            7.6
     States and political
       subdivisions........           22.7            .3              -              -             22.7             .3
     Foreign governments...            1.4            -              5.8             .1             7.2             .1
     Redeemable
       preferred stock.....          396.5           8.9            16.9            1.3           413.4           10.2
                             -------------- --------------- -------------- --------------- -------------- ---------------

   Total Temporarily
     Impaired Securities ..  $     9,219.2  $      189.7    $    1,199.3   $       58.5    $   10,418.5   $      248.2
                             ============== =============== ============== =============== ============== ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $738.7 million or 2.5% of the $29,094.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2005, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $4.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments. The carrying values at December 31, 2005 and 2004 were $950.7 million and $891.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero and $17.6 million at December 31, 2005 and 2004, respectively. Gross interest income on these loans included in net investment income aggregated $0.7 million, $6.9 million and $7.8 million in 2005, 2004 and 2003, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.8 million, $8.5 million and $10.0 million in 2005, 2004 and 2003, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                  2005                  2004
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances.......   $        78.3        $        89.4
       Impaired mortgage loans without investment valuation allowances....             4.5                 10.7
                                                                            ------------------   -------------------
       Recorded investment in impaired mortgage loans.....................            82.8                100.1
       Investment valuation allowances....................................           (11.8)               (11.3)
                                                                            ------------------   -------------------
       Net Impaired Mortgage Loans........................................   $        71.0        $        88.8
                                                                            ==================   ===================

        During 2005, 2004 and 2003, respectively, the Company's average recorded investment in impaired mortgage loans was $91.2 million, $148.3 million and $180.9 million. Interest income recognized on these impaired mortgage loans totaled $8.9 million, $11.4 million and $12.3 million for 2005, 2004 and 2003, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $71.1 million and $79.2 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2005 and 2004, there was no equity real estate held-for-sale. For 2003, real estate of $2.8 million was acquired in satisfaction of debt; none was acquired in either 2005 or 2004. At December 31, 2005 and 2004, the Company owned $217.8 million and $218.8 million, respectively, of real estate acquired in satisfaction of debt of which zero and $2.2 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $227.2 million and $207.5 million at December 31, 2005 and 2004, respectively. Depreciation expense on real estate totaled $22.6 million, $20.8 million and $38.8 million for 2005, 2004 and 2003, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balances, beginning of year........................   $        11.3      $        20.5       $       55.0
       Additions charged to income........................             3.6                3.9               12.2
       Deductions for writedowns and
         asset dispositions...............................            (3.1)             (13.1)             (15.2)
       Deduction for transfer of real estate held-for-sale
         to real estate held for the production of income.              -                  -               (31.5)
                                                            -----------------  -----------------   -----------------
       Balances, End of Year..............................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================

       Balances, end of year comprise:
         Mortgage loans on real estate....................   $        11.8      $        11.3       $       18.8
         Equity real estate...............................              -                  -                 1.7
                                                            -----------------  -----------------   -----------------
       Total..............................................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,070.4 million and $1,008.2 million, respectively, at December 31, 2005 and 2004. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $157.2 million, $66.2 million and $(4.3) million, respectively, for 2005, 2004 and 2003.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 6 individual ventures at December 31, 2005 and 2004, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $        527.4      $       537.1
       Investments in securities, generally at estimated fair value...........           118.4              162.4
       Cash and cash equivalents..............................................            27.5               13.5
       Other assets...........................................................            18.6               23.0
                                                                               -----------------   -----------------
       Total Assets...........................................................  $        691.9      $       736.0
                                                                               =================   =================

       Borrowed funds - third party...........................................  $        282.7      $       254.3
       Other liabilities......................................................            12.4               17.4
                                                                               -----------------   -----------------
       Total liabilities......................................................           295.1              271.7
                                                                               -----------------   -----------------

       Partners' capital......................................................           396.8              464.3
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $        691.9      $       736.0
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $        135.6      $       168.8
                                                                               =================   =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Revenues of real estate joint ventures.............   $        98.2      $        95.2       $       95.6
         Net revenues of other limited partnership
           interests......................................             6.3               19.8               26.0
       Interest expense - third party.....................           (18.2)             (16.9)             (18.0)
       Other expenses.....................................           (62.2)             (64.0)             (61.7)
                                                            -----------------  -----------------   -----------------
       Net Earnings.......................................   $        24.1      $        34.1       $       41.9
                                                            =================  =================   =================

       The Company's Equity in Net Earnings of These
         Entities Included Above..........................   $        11.6      $        11.0       $        5.0
                                                            =================  =================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)
        The sources of net investment income follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $     1,858.7      $     1,879.5       $    1,792.6
       Mortgage loans on real estate......................           238.2              249.6              279.5
       Equity real estate.................................           126.4              124.8              136.9
       Other equity investments...........................            73.0               78.4               49.3
       Policy loans.......................................           248.8              251.0              260.1
       Short Term Investments                                        123.7               61.5               53.3
       Other investment income............................            37.0               30.5               13.5
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................         2,705.8            2,675.3            2,585.2

         Investment expenses..............................          (213.0)            (173.9)            (198.3)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $     2,492.8      $     2,501.4       $    2,386.9
                                                            =================  =================   =================

        Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $        11.1      $        26.3       $     (100.7)
       Mortgage loans on real estate......................            (2.2)                .2                1.3
       Equity real estate.................................             3.9               11.6               26.8
       Other equity investments...........................            30.7               24.4                2.0
       Other..............................................            11.9                2.5                8.3
                                                            -----------------  -----------------   -----------------
         Investment Gains (Losses), Net...................   $        55.4      $        65.0       $      (62.3)
                                                            =================  =================   =================

        Writedowns of fixed maturities amounted to $31.2 million, $36.4 million and $193.2 million for 2005, 2004 and 2003, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $1.7 million and zero, respectively, for 2005, $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

        For 2005, 2004 and 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,220.0 million, $2,908.3 million and $4,773.5 million. Gross gains of $53.2 million, $47.7 million and $105.1 million and gross losses of $31.1 million, $9.7 million and $39.5 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2005, 2004 and 2003 amounted to $(1,004.8) million, $0.8 million and $416.8 million, respectively.

        In 2005, 2004 and 2003, respectively, net unrealized holding gains (losses) on trading account equity securities of $6.0 million, $9.7 million and $2.1 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $120.0 million and $117.4 million and costs of $103.7 million and $107.2 million at December 31, 2005 and 2004, respectively.

        For 2005, 2004 and 2003, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $68.6 million, $70.4 million and $76.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       874.1      $       892.8       $      681.1
       Changes in unrealized investment gains (losses)....        (1,008.1)             (12.8)             440.8
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................           186.3               (1.5)             (53.0)
           DAC............................................           146.2               (2.5)             (65.7)
           Deferred income taxes..........................           233.8               (1.9)            (110.4)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

                                                                  2005                2004               2003
                                                            -----------------  ------------------- -----------------
                                                                                   (IN MILLIONS)

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       966.5      $     2,003.2       $    2,015.7
           Other equity investments.......................             1.7                1.2                1.5
           Other..........................................              -               (28.1)             (28.1)
                                                            -----------------  ------------------- -----------------
             Total........................................           968.2            1,976.3            1,989.1
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................           (89.4)            (275.7)            (274.2)
             DAC..........................................          (196.0)            (342.2)            (339.7)
             Deferred income taxes........................          (250.5)            (484.3)            (482.4)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       432.3      $       874.1       $      892.8
                                                            =================  =================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       432.3      $       874.1       $      892.8
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive Income.............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized gains (losses) on investments:
         Net unrealized gains arising during
           the period.....................................   $      (966.2)     $        69.4       $      416.6
         (Gains) losses reclassified into net earnings
           during the period..............................           (41.9)             (82.2)              24.2
                                                            -----------------  -----------------   -----------------
       Net unrealized gains on investments................        (1,008.1)             (12.8)             440.8
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           566.3               (5.9)            (229.1)
                                                            -----------------  -----------------   -----------------

       Change in unrealized (losses) gains, net of
           adjustments....................................          (441.8)             (18.7)             211.7
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive (Loss) Income............   $      (441.8)     $       (18.7)      $      211.7
                                                            =================  =================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block follows:

                                                                               DECEMBER 31,         December 31,
                                                                                   2005                 2004
                                                                             -----------------    -----------------
                                                                                         (IN MILLIONS)

      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other....  $     8,866.1        $     8,911.5
      Policyholder dividend obligation.....................................           73.7                264.3
      Other liabilities....................................................           28.6                 25.9
                                                                             -----------------    -----------------
      Total Closed Block liabilities.......................................        8,968.4              9,201.7
                                                                             -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities, available for sale, at estimated fair value
        (amortized cost of $5,761.5 and $5,488.6)..........................        5,908.7              5,823.2
      Mortgage loans on real estate........................................          930.3              1,098.8
      Policy loans.........................................................        1,284.4              1,322.5
      Cash and other invested assets.......................................           56.2                 37.1
      Other assets.........................................................          304.4                348.7
                                                                             -----------------    -----------------
      Total assets designated to the Closed Block..........................        8,484.0              8,630.3
                                                                             -----------------    -----------------

      Excess of Closed Block liabilities over assets designated to
         the Closed Block..................................................          484.4                571.4

      Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred income tax expense of $25.7 and $24.6 and policyholder dividend
           obligation of $73.7 and $264.3..................................           47.8                 45.7
                                                                             -----------------    -----------------

      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities............................................  $       532.2        $       617.1
                                                                             =================    =================

        Closed Block revenues and expenses follow:

                                                                  2005               2004                 2003
                                                             ----------------  -----------------   --------------------
                                                                                    (IN MILLIONS)
      REVENUES:
      Premiums and other income............................   $      449.3      $       471.0       $      508.5
      Investment income (net of investment
         expenses of $0, $0.3, and $2.4)...................          525.9              554.8              559.2
      Investment gains (losses), net.......................            1.2               18.6              (35.7)
                                                             ----------------  -----------------   --------------------
      Total revenues.......................................          976.4            1,044.4            1,032.0
                                                             ----------------  -----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          842.5              883.8              924.5
      Other operating costs and expenses...................            3.4                3.5                4.0
                                                             ----------------  -----------------   --------------------
      Total benefits and other deductions..................          845.9              887.3              928.5
                                                             ----------------  -----------------   --------------------

      Net revenues before income taxes.....................          130.5              157.1              103.5
      Income tax expense...................................          (45.6)             (56.4)             (37.5)
                                                             ----------------  -----------------   --------------------
      Net Revenues.........................................   $       84.9      $       100.7       $       66.0
                                                             ================  =================   ====================

         Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Balance at beginning of year..........................................   $        264.3      $       242.1
       Unrealized investment (losses) gains...................................          (190.6)              22.2
                                                                               -----------------   -----------------
       Balance at End of Year ................................................  $         73.7      $       264.3
                                                                               =================   =================

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances...........  $         59.1      $        59.5
       Impaired mortgage loans without investment valuation allowances........             4.0                2.3
                                                                               -----------------   -----------------
       Recorded investment in impaired mortgage loans.........................            63.1               61.8
       Investment valuation allowances........................................            (7.1)              (4.2)
                                                                               -----------------   -----------------
       Net Impaired Mortgage Loans............................................  $         56.0      $        57.6
                                                                               =================   =================

        During 2005, 2004 and 2003, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $64.2 million and $51.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.1 million, $4.7 million and $2.7 million for 2005, 2004 and 2003, respectively.

        Valuation allowances amounted to $7.1 million and $4.0 million on mortgage loans on real estate at December 31, 2005 and 2004, respectively. Writedowns of fixed maturities amounted to $7.7 million, $10.8 million and $37.8 million for 2005, 2004 and 2003, respectively.

8)      WIND-UP ANNUITIES

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $796.9 and $643.6)..............................   $      823.5         $      702.1
       Equity real estate...................................................          197.5                190.1
       Mortgage loans on real estate........................................            6.7                 21.4
       Other invested assets................................................            3.2                  4.7
                                                                              ----------------     -----------------
         Total investments..................................................        1,030.9                918.3
       Cash and cash equivalents............................................             -                 150.2
       Other assets.........................................................           13.6                 33.3
                                                                              ----------------     -----------------
       Total Assets.........................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

       Policyholders liabilities............................................   $      817.2         $      844.6
       Allowance for future losses..........................................           60.1                132.7
       Other liabilities....................................................          167.2                124.5
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $18.4, $17.2 and $21.0)..............   $        70.0      $        68.5       $       70.6
       Investment (losses) gains, net.....................             (.3)               3.6                5.4
                                                            -----------------  -----------------   -----------------
       Total revenues.....................................            69.7               72.1               76.0
                                                            -----------------  -----------------   -----------------
       Benefits and other deductions......................            87.1              (99.4)              89.4
       (Losses charged) earnings credited to allowance
         for future losses................................           (17.4)             (27.3)             (13.4)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................              -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            23.2               12.0                5.2
       Income tax expense.................................            (8.0)              (4.1)              (1.8)
                                                            -----------------  -----------------   -----------------
       Earnings from Other
         Discontinued Operations..........................   $        15.2      $         7.9       $        3.4
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        During 2005, 2004 and 2003, Wind-up Annuities' average recorded investment in impaired mortgage loans was zero, $8.4 million and $16.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $1.0 million and $1.3 million for 2005, 2004 and 2003, respectively.

9)     GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

               o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

               o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

               o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

               o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2005:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance at January 1, 2003.........................   $       128.4      $       117.5       $      245.9
         Paid guarantee benefits..........................           (65.6)                -               (65.6)
         Other changes in reserve.........................             6.5              (31.9)             (25.4)
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2003.......................            69.3               85.6              154.9
         Paid guarantee benefits..........................           (46.8)                -               (46.8)
         Other changes in reserve.........................            45.1               32.0               77.1
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2004.......................            67.6              117.6              185.2
         Paid guarantee benefits..........................           (39.6)              (2.2)             (41.8)
         Other changes in reserve.........................            87.2               58.2              145.4
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2005.......................   $       115.2      $       173.6       $      288.8
                                                            =================  =================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                            -----------------

       Balance at January 1, 2003.........................   $        21.5
         Paid guarantee benefits..........................           (18.5)
         Other changes in reserve.........................            14.2
                                                            -----------------
       Balance at December 31, 2003.......................            17.2
         Paid guarantee benefits..........................           (12.9)
         Other changes in reserve.........................             6.0
                                                            -----------------
       Balance at December 31, 2004.......................            10.3
         Paid guarantee benefits..........................           (12.1)
         Other changes in reserve.........................            24.5
                                                            -----------------
       Balance at December 31, 2005.......................   $        22.7
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

        The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features currently in-force are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                   RETURN
                                                     OF
                                                   PREMIUM       RATCHET         ROLL-UP         COMBO           TOTAL
                                                -------------- -------------  --------------  -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)

       GMDB:
       -----
         Account values invested in:
            General Account..................   $    11,773    $     239       $     120      $      553     $    12,685
            Separate Accounts................   $    21,028    $   6,931       $   7,802      $   15,383     $    51,144
         Net amount at risk, gross...........   $       574    $     455       $   1,800      $       56     $     2,885
         Net amount at risk, net of amounts
           reinsured.........................   $       573    $     308       $   1,091      $       56     $     2,028
         Average attained age of
           contractholders...................          49.5         60.6            63.4            60.8            52.3
         Percentage of contractholders
           over age 70.......................           7.4%        22.2%           30.9%           21.0%           11.3%
         Range of contractually specified
            interest rates...................          N/A           N/A          3% - 6%        3% - 6%

       GMIB:
       -----
         Account values invested in:
            General Account..................          N/A           N/A       $       -      $      775     $       775
            Separate Accounts................          N/A           N/A       $   5,512      $   21,165     $    26,677
         Net amount at risk, gross...........          N/A           N/A       $     389      $        -     $       389
         Net amount at risk, net of amounts
           reinsured.........................          N/A           N/A       $      98      $        -     $        98
         Weighted average years remaining
           until annuitization...............          N/A           N/A             2.9             8.8             7.3
         Range of contractually specified
           interest rates....................          N/A           N/A          3% - 6%         3% - 6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,       December 31,
                                                                                       2005               2004
                                                                                  ----------------  ------------------
                                                                                             (IN MILLIONS)

       GMDB:
          Equity...............................................................    $   35,857        $    32,055
          Fixed income.........................................................         4,353              4,190
          Balanced.............................................................         9,121              5,337
          Other................................................................         1,813              1,551
                                                                                  ----------------  ------------------
          Total................................................................    $   51,144        $    43,133
                                                                                  ================  ==================

       GMIB:
          Equity...............................................................    $   17,540        $    14,325
          Fixed income.........................................................         2,608              2,425
          Balanced.............................................................         5,849              2,768
          Other................................................................           680                565
                                                                                  ----------------  ------------------
          Total................................................................    $   26,677        $    20,083
                                                                                  ================  ==================

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2005, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $29,290 million and $71 million, respectively, with the GMDB feature and $14,164 million and zero, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
           ------------------------------------------------------------------
           Guarantee
           ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:















                                                                  DIRECT           REINSURANCE
                                                                LIABILITY             CEDED                NET
                                                             -----------------   -----------------   -----------------
                                                                                  (IN MILLIONS)

       Balance at January 1, 2004.........................    $        37.4       $         -         $       37.4
         Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
         Other changes in reserve.........................              6.5               (4.4)                2.1
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2004.......................             20.5               (6.1)               14.4
          Other changes in reserve........................             14.3              (14.3)                 -
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2005.......................    $        34.8       $      (20.4)       $       14.4
                                                             =================   =================   =================

10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       Short-term debt:
       Current portion of long-term debt....................................   $      399.7         $      399.9
       Promissory note, 3.84% ..............................................          248.3                248.3
                                                                              ----------------     -----------------
       Total short-term debt................................................          648.0                648.2
                                                                              ----------------     -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015.....................................          199.8                199.8
                                                                              ----------------     -----------------
             Total AXA Equitable............................................          199.8                199.8
                                                                              ----------------     -----------------

       AllianceBernstein:
         Senior Notes, 5.625%, due 2006.....................................             -                 399.2
         Other..............................................................            7.6                  8.3
                                                                              ----------------     -----------------
             Total AllianceBernstein........................................            7.6                407.5
                                                                              ----------------     -----------------

       Total long-term debt.................................................          207.4                607.3
                                                                              ----------------     -----------------

       Total Short-term and Long-term Debt..................................   $      855.4         $    1,255.5
                                                                              ================     =================

        Short-term Debt
        ---------------

        AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

        On July 9, 2004, AXA and certain of its subsidiaries entered into a
        (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2006, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2005 and 2004, the Company had pledged real estate of $320.8 million and $307.1 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which AllianceBernstein may issue up to $600.0 million in senior debt securities. These AllianceBernstein notes mature in August 2006 and are redeemable at any time. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

        Since 1998, AllianceBernstein has had a $425.0 million commercial paper program. In September 2002, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for AllianceBernstein's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants at December 31, 2005. On February 17, 2006, Alliance Bernstein replaced the existing agreement with a new $800.0 million five-year revolving credit facility with substantially identical terms.

        At December 31, 2005, no borrowings were outstanding under AllianceBernstein's commercial paper program or revolving credit facilities.

        At December 31, 2005, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2005, no amounts were outstanding under the ECN program.

        Long-term Debt
        --------------

        At December 31, 2005, the Company was not in breach of any debt covenants.

        At December 31, 2005, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2006, $7.6 million for 2007, zero for 2008, 2009, 2010, and $200.0 million thereafter.

11)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Income tax expense:
         Current expense .................................   $       237.5      $       358.9       $      112.5
         Deferred expense.................................           282.0               37.4              128.0
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       715.8      $       586.0       $      332.6
       Minority interest..................................          (175.9)            (110.4)             (58.7)
       Separate Account investment activity...............           (87.2)             (63.3)             (29.1)
       Non-taxable investment income......................           (19.7)             (22.6)             (20.8)
       Non-deductible penalty.............................             1.1                 -                14.8
       Adjustment of tax audit reserves...................            11.1                7.7               (9.9)
       Non-deductible goodwill and other intangibles......             2.8                2.7                 -
       State income taxes.................................            28.3                 -                  -
       AllianceBernstein Federal and foreign taxes........            41.4                 -                  -
       Other..............................................             1.8               (3.8)              11.6
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2005                  December 31, 2004
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $        -       $      285.3      $        -       $      213.9
       Reserves and reinsurance...............         929.2                -             945.1                -
       DAC....................................            -            2,200.6               -            2,026.8
       Unrealized investment gains............            -              250.7               -              483.7
       Investments............................            -              739.5               -              557.9
       Other..................................         107.2                -                -               41.9
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,036.4      $    3,476.1      $     945.1      $    3,324.2
                                                ===============  ===============   ===============  ================

        In 2003, the IRS commenced an examination of the AXA Financial Group's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. While that audit process is not yet complete, the IRS began an examination of AXA Financial Group's consolidated 2002 and 2003 returns during 2005. Management believes these audits will have no material adverse effect on the Company's consolidated results of operations or financial position.

12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis. Through October 2005, the Insurance Group retained mortality risk up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. In November 2005, the Insurance Group increased the retention on single life policies to $25 million and on second to die policies to $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2005, the Company had reinsured in the aggregate approximately 29.7% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.8% of its current liability exposure resulting from the GMIB feature. See Note 9 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2005 and 2004 were $132.6 million and $90.0 million, respectively. The increase (decrease) in estimated fair value was $42.6 million, $61.0 million and $(91.0) million for 2005, 2004 and 2003, respectively.

        At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $2.60 billion and $2.55 billion. Reinsurance payables related to insurance contracts totaling $39.7 million and $35.5 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $288.4 million and $381.1 million at December 31, 2005 and 2004, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2005 and 2004 were $624.6 million and $653.0 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Direct premiums....................................   $       901.0      $       828.9       $      913.8
       Reinsurance assumed................................           170.1              191.2              153.2
       Reinsurance ceded..................................          (189.4)            (140.5)            (177.6)
                                                            -----------------  -----------------   -----------------
       Premiums...........................................   $       881.7      $       879.6       $      889.4
                                                            =================  =================   =================

       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $       169.3      $       134.8       $      100.3
                                                            =================  =================   =================
       Policyholders' Benefits Ceded......................   $       300.2      $       361.0       $      390.9
                                                            =================  =================   =================
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $        50.9      $        50.2       $       49.7
                                                            =================  =================   =================


13)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula or, for certain participants, years of service and final average earnings, if greater, under certain grandfathering rules in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $78.7 million in 2005. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for the year ended 2006.

        Components of net periodic pension expense follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Service cost.......................................   $        36.0      $        34.6       $       31.8
       Interest cost on projected benefit obligations.....           123.7              121.9              122.6
       Expected return on assets..........................          (173.7)            (170.9)            (173.9)
       Net amortization and deferrals.....................            78.8               64.7               53.4
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        64.8      $        50.3       $       33.9
                                                            =================  =================   =================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Benefit obligations, beginning of year.................................  $     2,212.0       $    2,013.3
       Service cost...........................................................           30.0               28.6
       Interest cost..........................................................          123.7              121.9
       Actuarial losses ......................................................          128.7              184.0
       Benefits paid..........................................................         (128.9)            (135.8)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,365.5       $    2,212.0
                                                                               =================   =================

        The change in plan assets and the funded status of the pension plans was as follows:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2005               2004
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

       Plan assets at fair value, beginning of year.............................. $    2,126.7       $     2,015.1
       Actual return on plan assets..............................................        208.9               243.9
       Contributions.............................................................         78.5                11.4
       Benefits paid and fees....................................................       (135.6)             (143.7)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,278.5             2,126.7
       Projected benefit obligations.............................................      2,365.5             2,212.0
                                                                                  ----------------  -----------------
       (Underfunding) excess of plan assets over projected benefit obligations...        (87.0)              (85.3)
       Unrecognized prior service cost...........................................        (24.4)              (29.8)
       Unrecognized net loss from past experience different
         from that assumed.......................................................        957.3               947.5
       Unrecognized net asset at transition......................................         (1.0)               (1.3)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      844.9       $       831.1
                                                                                  ================  =================

        The prepaid pension costs for pension plans with projected benefit obligations in excess of plan assets were $868.3 million and $852.4 million and the accrued liabilities for pension plans with accumulated benefit obligations in excess of plan assets were $23.4 million and $21.3 million at December 31, 2005 and 2004, respectively.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              DECEMBER 31,
                                                         ------------------------------------------------------------
                                                                   2005                             2004
                                                         --------------------------------  --------------------------
                                                                                 (IN MILLIONS)
                                                                ESTIMATED                       Estimated
                                                                FAIR VALUE           %          Fair Value      %
                                                         ------------------------- ------  ------------------ ------

       Corporate and government debt securities........    $       452.3           19.9    $      450.1       21.2
       Equity securities...............................          1,526.5           67.0         1,468.0       69.0
       Equity real estate .............................            221.8            9.7           192.8        9.1
       Short-term investments..........................             77.9            3.4            14.9         .7
       Other...........................................               -               -              .9          -
                                                         -------------------------         ------------------
       Total Plan Assets...............................    $     2,278.5                   $    2,126.7
                                                         =========================         ==================

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2005 and 2004 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2005, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.25% disclosed below as having been used to measure the benefits obligation at December 31, 2005 represents the blended or level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. This methodology is a refinement from that used at December 31, 2004 and years prior thereto for purpose of measuring the benefits obligation, for which the assumed discount rate was estimated by benchmarking off of a published long-term bond index determined to be consistent with the timing and amount of expected benefit payments. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2005 and 2004.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2005               2004
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.25%              5.75%
         Periodic cost....................................................        5.75%              6.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              5.75%
       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        The aggregate accumulated benefit obligation and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $66.9 million and $47.9 million at December 31, 2005 and $59.3 million and $40.7 million at December 31, 2004, respectively. The accumulated benefit obligation for all defined benefit pension plans was $2,289.9 million and $ 2,072.6 million at December 31, 2005 and 2004, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was $2,365.5 million at December 31, 2005 and $2,212.0 million at December 31, 2004.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $21.7 million, $23.2 million and $24.5 million for 2005, 2004 and 2003, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2006, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2005 and include benefits attributable to estimated future employee service.


                                              Pension Benefits
                                            --------------------
                                               (In Millions)

                  2006......................$      158.2
                  2007......................       169.1
                  2008......................       169.4
                  2009......................       172.5
                  2010......................       174.2
                 Years 2011-2015............       889.8

       The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. In 2005, following the issuance of regulations, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million is accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $186.2 million, $146.7 million and $124.2 million for 2005, 2004 and 2003, respectively (including $29.1 million, $61.3 million and $85.1 million for 2005, 2004 and 2003, respectively, relating to the Bernstein deferred compensation plan).

14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate floors and interest rate swaps. In addition, the Company periodically enters into futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2005, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2005 and 2004, respectively the outstanding notional amount of interest rate floors was $24.0 billion and $12.0 billion. For 2005 and 2004, respectively, net unrealized losses of $3.7 million and $3.9 million were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

        The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $29,290 million at December 31, 2005 and, in 2004, initiated a similar program to hedge certain risks associated with the GMIB feature of certain annuity products with a total account value of $14,164 million at December 31, 2005. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. AXA Financial Group retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2005, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and

        NASDAQ 100 indices, having aggregate notional totals of $1,848.0 million and initial margin requirements of $99.4 million. Contracts are net settled daily. At December 31, 2005, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having aggregate notional totals $286.6 million and initial margin requirements of $5.0 million. Contracts are net settled daily. For 2005 and 2004, net realized gains (losses) of $(140.9) million and $(63.1) million and net unrealized gains (losses) of $59.2 million and (20.6) million were recognized from futures contracts utilized in this program and were partially offset by similar declines in the GMDB and GMIB reserve. AXA Equitable is exposed to equity market fluctuations through investments in its variable annuity Separate Accounts. In 2005, AXA Equitable initiated a program utilizing exchange traded equity futures designed to minimize such risk. At December 31, 2005, AXA Equitable had open exchange-traded futures positions with an aggregate notional amount of $73.3 million and an initial margin requirement of $4.0 million.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2005 and 2004 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Notional Amount by Derivative Type:
          Options:
              Floors..........................................................  $    24,000         $   12,000
              Exchange traded U.S. Treasuries and equity index futures........        2,208              1,113
                                                                               -----------------   -----------------
          Total...............................................................  $    26,208         $   13,113
                                                                               =================   =================

        At December 31, 2005 and 2004 and during the years then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2005, 2004 and 2003 were reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2005, 2004 and 2003, respectively, investment results on derivative positions, principally in Net investment income, included gross gains of $84.2 million, $26.2 million and $0.6 million and gross losses of $169.7 million, $114.2 million and $42.6 million that were recognized.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2005 and 2004.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2005                                2004
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Consolidated:
       -------------
       Mortgage loans on real estate..........   $    3,233.9     $     3,329.0     $    3,131.9     $     3,321.4
       Other limited partnership interests....          937.3             937.3            891.0             891.0
       Policy loans...........................        3,824.2           4,245.6          3,831.4           4,358.2
       Policyholders liabilities:
         Investment contracts.................       18,021.0          18,289.1         17,755.5          18,175.5
       Long-term debt.........................          207.4             240.2            607.3             665.9

       Closed Block:
       -------------
       Mortgage loans on real estate..........   $      930.3     $       957.7     $    1,098.8     $     1,162.9
       Other equity investments...............            3.3               3.3              3.8               3.8
       Policy loans...........................        1,284.4           1,454.1          1,322.5           1,535.4
       SCNILC liability.......................           11.4              11.6             13.1              13.1

       Wind-up Annuities:
       ------------------
       Mortgage loans on real estate..........   $        6.7     $         7.1     $       21.4     $        23.1
       Other equity investments...............            3.1               3.1              4.4               4.4
       Guaranteed interest contracts..........            6.5               6.4              6.8               6.8
       Long-term debt.........................          101.7             101.7            101.7             101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2005, these arrangements included commitments by the Company to provide equity financing of $465.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $60.5 million of undrawn letters of credit related to reinsurance at December 31, 2005. AXA Equitable had $46.9 million in commitments under existing mortgage loan agreements at December 31, 2005.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2005, AllianceBernstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable,and AXA Life, like other life and health insurers, from time to time are involved in such litigations.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of subaccount transfers, and
        (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and AXA Financial from the amended complaint, and dismissed the conversion claims in June 2001. In July 2004, the court dismissed EMERALD's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, EMERALD filed an amended complaint and AXA Equitable filed a partial motion to dismiss the amended complaint, which was granted. In September 2004, the Court granted EMERALD's motion to dismiss several affirmative defenses asserted by AXA Equitable. In December 2005, the Court granted summary judgment on liability with respect to three of EMERALD's causes of action. In January 2006, AXA Equitable filed a motion for reconsideration. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced a separate action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. Defendants' counterclaims, filed in March 2002, allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. In September 2004, the court granted AXA Equitable's motion to dismiss this action and retained jurisdiction over EMERALD's counterclaims in the action.

        In January 2004, DH2, Inc., an entity related to Emerald Investments LP filed a lawsuit in the United States District Court for the Northern District of Illinois against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In July 2004, DH2 filed an amended complaint adding the individual trustees of EQAT as defendants. In March 2005, the Court granted all defendants' motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. In April 2005, DH2 filed a second amended complaint, which alleges claims substantially similar to those included in the original amended complaint. In December 2005, the court granted in part and denied in part, defendant's motion to dismiss the second amended complaint.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing. In April 2005, the Court denied the cross motions for summary judgment without prejudice. In July 2005, the parties refiled cross motions for summary judgment, and an evidentiary hearing was held in August 2005 on one of the claims.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life". The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In March 2004, the District

        Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy". In May 2005, the Court granted AXA Equitable's motion for summary judgment and dismissed the remaining claim of violation of ERISA. In May 2005, the plaintiffs filed an appeal to the 7th Circuit Court of Appeals.

        In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders holding approximately 3.6 million shares of MONY common stock who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder.

        The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint, which is pending.

        ALLIANCE LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein. The principal allegations of the Enron Complaint, as they pertain to AllianceBernstein, are that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, a director of Enron, who was at that time an employee of AllianceBernstein and a director of the general partner of AllianceBernstein (the "General Partner"), signed the registration statement at issue. Plaintiffs therefore assert that AllianceBernstein is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissionary measure of damages. In June 2002, AllianceBernstein moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to AllianceBernstein, was filed. AllianceBernstein filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, AllianceBernstein filed its opposition to class certification. AllianceBernstein's motion is pending. The case is currently in discovery.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Alfred Harrison (a former director) and the AllianceBernstein Premier Growth Fund (now known as the AllianceBernstein Large Cap Growth Fund "Large Cap Growth Fund") alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Large Cap Growth Fund's losses as a result of Large Cap Growth Fund's investment in shares of Enron and a recovery of all fees paid by Large Cap Growth Fund to AllianceBernstein beginning November 1, 2000. In March 2003, the court granted AllianceBernstein's motion to transfer the JAFFE COMPLAINT to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The AMENDED JAFFE COMPLAINT alleges violations of Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the AMENDED JAFFE COMPLAINT alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Large Cap Growth Fund by causing Large Cap Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Large Cap Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the AMENDED JAFFE COMPLAINT. In May 2005, the court granted defendant's motion and dismissed the case on the ground that plaintiff failed to make a demand on the Large Cap Growth Fund's Board of Directors ("LCG Board") pursuant to Rule 23.1 of the Federal Rules of Civil Procedure. Plaintiff's time to file an appeal has expired. In June 2005, plaintiff made a demand on the LCG Board, requesting that the LCG Board take action against AllianceBernstein for the reasons set forth in the AMENDED JAFFE COMPLAINT. In December 2005, the LCG Board rejected plaintiff's demand.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Large Cap Growth Fund and individual directors and certain officers of Large Cap Growth Fund. In August 2003, the court granted AllianceBernstein's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("AMENDED GOGGINS COMPLAINT") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Large Cap Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the AMENDED GOGGINS COMPLAINT alleges that the Large Cap Growth Fund's investment in Enron was inconsistent with the Large Cap Growth Fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissionary relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Large Cap Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, AllianceBernstein moved to dismiss the AMENDED GOGGINS COMPLAINT. In December 2004, the court granted AllianceBernstein's motion and dismissed the case. In January 2005, plaintiffs appealed the court's decision. In January 2006, the U.S. Court of Appeals for the Third Circuit affirmed the dismissal. Plaintiffs' time to seek further review of the court's decision expires on April 13, 2006.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, Illinois against AllianceBernstein. Plaintiff, purportedly a shareholder in the Large Cap Growth Fund, alleged that AllianceBernstein breached unidentified provisions of Large Cap Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Large Cap Growth Fund's portfolio must be a "1-rated" stock, the highest rating that AllianceBernstein's research analysts could assign. Plaintiff alleges that AllianceBernstein impermissibly purchased shares of stocks that were not 1-rated. In June 2004, plaintiff filed an amended complaint ("AMENDED ERB COMPLAINT") in the Circuit Court of St. Clair County, Illinois. The AMENDED ERB COMPLAINT allegations are substantially similar to those contained in the previous complaint, however, the AMENDED ERB COMPLAINT adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by AllianceBernstein's Large Cap Growth Team. The AMENDED ERB COMPLAINT alleges that AllianceBernstein breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks AllianceBernstein made for Large Cap Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, AllianceBernstein removed the ERB action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, AllianceBernstein filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss AllianceBernstein's appeal. In September 2005, AllianceBernstein's appeal was denied.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, the U.S. Funds, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The HINDO COMPLAINT alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the HINDO COMPLAINT were filed in various Federal and state courts against AllianceBernstein and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974,as amended ("ERISA"), certain state securities statutes and common law. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

        In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance (the "NYAG AoD"). The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between AllianceBernstein and the U.S. Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by AllianceBernstein. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits. All of these lawsuits seek an unspecified amount of damages.

        In February 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from the Office of the State Auditor, Securities Commission, for the State of West Virginia ("WV Securities Commissioner") (subpoena and request together, the "Information Requests"). Both Information Requests required AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in its sponsored mutual funds. AllianceBernstein responded to the Information Requests and has been cooperating fully with the investigation.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("Wvag Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG COMPLAINT was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG COMPLAINT makes factual allegations generally similar to those in the HINDO COMPLAINT. In May 2005, defendants removed the WVAG COMPLAINT to the U.S. District Court for the Northern District of West Virginia. In July 2005, plaintiff moved to remand. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In January 2006, AllianceBernstein, AllianceBernstein Holding and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief.

        AXA Financial, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the AllianceBernstein Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. AXA Financial is named as a defendant in the mutual fund complaint and the ERISA complaint. As previously disclosed, AllianceBernstein recorded charges to income totaling $330 million during the second half of 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2005, AllianceBernstein paid $8 million related to market timing and has cumulatively paid $310 million related to these matters (excluding the WVAG COMPLAINT-related expenses).

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("AUCOIN COMPLAINT") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The AUCOIN COMPLAINT names the U.S. Funds as nominal defendants. The AUCOIN COMPLAINT was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The AUCOIN COMPLAINT alleges, among other things,
        (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The AUCOIN COMPLAINT asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the AUCOIN COMPLAINT were filed against AllianceBernstein and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of U.S. Funds.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "AUCOIN CONSOLIDATED AMENDED COMPLAINT") that asserts claims substantially similar to the AUCOIN COMPLAINT and the nine additional lawsuits referenced above. In October 2005, the District Court dismissed each of the claims set forth in the AUCOIN CONSOLIDATED AMENDED COMPLAINT, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. Plaintiffs have moved for leave to amend their consolidated complaint.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2006 and the four successive years are $160.6 million, $153.3 million, $145.1 million, $130.9 million, $126.4 million and $647.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2006 and the four successive years is $5.4 million, $3.8 million, $3.1 million, $2.5 million, $2.5 million and $15.8 million thereafter.

        At December 31, 2005, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2006 and the four successive years is $104.1 million, $105.4 million, $113.8 million, $112.6 million, $112.6 million and $997.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2006 and the four successive years are $0.5 million, $0.5 million, $0.3 million and $0.2 million.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $511.1 million during 2006. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2005, 2004 and 2003, the Insurance Group statutory net income totaled $780.4 million, $571.4 million and $549.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,241.7 million and $5,201.5 million at December 31, 2005 and 2004, respectively. In 2005, 2004 and 2003, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $500.0 million and $400.0 million.

        At December 31, 2005, the Insurance Group, in accordance with various government and state regulations, had $27.5 million of securities deposited with such government or state agencies.

        At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $       779.6      $       196.8       $       43.4
       Change in AVR......................................           260.6              528.1              152.2
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,040.2              724.9              195.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................           (51.9)            (398.8)            (245.7)
         DAC..............................................           598.0              529.2              556.1
         Deferred income taxes............................           227.6              122.5               30.9
         Valuation of investments.........................            40.0               10.1               39.6
         Valuation of investment subsidiary...............        (1,278.3)            (460.3)            (321.6)
         Change in fair value of guaranteed minimum
            income benefit reinsurance contracts..........            42.6               61.0              (91.0)
         Shareholder dividends paid.......................           500.0              500.0              400.0
         Changes in non-admitted assets...................              .5              (74.7)             (35.1)
         Other, net.......................................           (75.8)             (98.9)              (2.1)
         GAAP adjustments for Wind-up Annuities...........            30.9               14.9               (2.3)
                                                            -----------------  -----------------   -----------------
       Net Earnings of the Insurance Group................   $     1,073.8      $       929.9       $      524.4
                                                            =================  =================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2005               2004                2003
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)

       Statutory surplus and capital stock................   $     5,111.1      $     4,331.5       $    4,134.7
       AVR................................................         1,130.6              870.0              341.9
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         6,241.7            5,201.5            4,476.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................        (1,934.0)          (1,882.1)          (1,483.3)
         DAC..............................................         7,557.3            6,813.9            6,290.4
         Deferred income taxes............................        (1,294.6)          (1,770.4)          (1,729.8)
         Valuation of investments.........................         1,281.6            2,237.6            2,196.3
         Valuation of investment subsidiary...............        (3,251.6)          (1,973.3)          (1,513.0)
         Fair value of guaranteed minimum income
            benefit reinsurance contracts.................           132.6               90.0               29.0
         Non-admitted assets..............................         1,056.0            1,055.5            1,130.2
         Issuance of surplus notes........................          (524.8)            (599.7)            (599.6)
         Other, net.......................................           258.3              147.9               77.7
         GAAP adjustments for Wind-up Annuities...........           (80.6)             (96.4)            (103.9)
                                                            -----------------  -----------------   ------------------
       Equity of the Insurance Group......................   $     9,441.9      $     9,224.5       $    8,770.6
                                                            =================  =================   ==================


19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment is principally comprised of the investment management business of AllianceBernstein. AllianceBernstein provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds, mutual funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $123.7 million, $118.4 million and $103.0 million for 2005, 2004 and 2003, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     5,771.2      $      5,447.7     $     4,734.4
       Investment Services................................         3,265.0             3,031.5           2,738.5
       Consolidation/elimination..........................           (84.7)              (82.8)            (70.4)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     8,951.5      $      8,396.4     $     7,402.5
                                                            =================  =================  ==================

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $     1,120.8      $        946.3     $       631.6
       Investment Services................................           924.2               728.8             318.6
       Consolidation/elimination..........................              -                  (.9)               -
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,045.0      $      1,674.2     $       950.2
                                                            =================  =================  ==================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   118,803.7      $    110,141.1     $    98,822.1
       Investment Services................................        15,161.4            14,326.3          15,410.1
       Consolidation/elimination..........................             2.0                26.7              33.1
                                                            -----------------  -----------------  ------------------
       Total Assets.......................................   $   133,967.1      $    124,494.1     $   114,265.3
                                                            =================  =================  ==================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2005
       ----
       Total Revenues................   $     2,212.5      $     2,224.2       $    2,151.4         $    2,363.4
                                       =================  =================   ==================   ==================

       Earnings from Continuing
         Operations..................   $       265.1      $       278.5       $      281.6         $      233.4
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

       2004
       ----
       Total Revenues................   $     2,131.8      $     2,027.0       $    2,100.4         $    2,165.7
                                       =================  =================   ==================   ==================

       Earnings from
         Continuing Operations.......   $       227.4      $       269.3       $      204.6         $      192.5
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       226.6      $       270.5       $      220.2         $      212.6
                                       =================  =================   ==================   ==================



21)     ACCOUNTING FOR SHARE-BASED COMPENSATION

        AXA Financial sponsors a stock incentive plan for employees of AXA Equitable. AllianceBernstein sponsors its own stock option plans for certain employees.

        In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001. The Company recorded an increase in the Stock Appreciation Rights liability of $31.2 million, $14.3 million and $12.0 million for 2005, 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2005, 2004 and 2003. At December 31, 2005, the Stock Appreciation Rights liability was $50.9 million.

        The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Accordingly, no compensation expense for employee stock option awards is recognized in the consolidated statements of earnings for the years 2005, 2004, and 2003, respectively, as all are for a fixed number of shares and their exercise price equals the market value of the underlying shares on the date of grant. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by AXA Financial Group under the fair-value-based method of SFAS No. 123.

                                                                  2005               2004                 2003
                                                            -----------------  -----------------   -------------------
                                                                                  (IN MILLIONS)

       Net income, as reported............................   $     1,073.8      $       929.9       $      524.4
       Less: total stock-based employee compensation
          expense determined under fair value method for
          all awards, net of income tax benefit...........           (23.2)             (21.4)             (35.8)
                                                            -----------------  -----------------   -------------------
       Pro Forma Net Earnings.............................   $     1,050.6      $       908.5       $      488.6
                                                            =================  =================   ===================

        For purpose of preparing the SFAS 123 pro-forma disclosures above, the Black-Scholes-Merton formula was used by the Company to estimate the fair values of the option awards. Shown below are the relevant input assumptions used to derive those values. For the 2005 awards of options to purchase AXA ordinary shares and AXA ADRs, implied volatilities were considered in determining the stock price volatility assumption and the expected dividend was calculated as a yield. With respect to the valuation of options to purchase AXA ADRs, these methodologies each constitute a change in accounting estimate. The assumptions applied in previous years primarily considered historical realized stock price volatility and defined the expected dividend as an annual amount. These changes are consistent with the fair value measurement objectives of SFAS Nos. 123 and 123(R) and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS 123(R).

                                         AXA              AXA Financial            AllianceBernstein
                                     ----------- -----------------------------  ------------------------
                                        2005       2005       2004       2003     2005     2004   2003
                                     ----------- ---------- ---------- -------  -------- ------- -------

       Dividend yield..............     3.15%      3.01%      2.24%     2.48%     6.2%     3.5%   6.1%

       Expected volatility.........      25%        25%        43%       46%       31%      32%    32%

       Risk-free interest rate.....     3.09%      4.27%      2.86%     2.72%     3.7%     4.0%   3.0%

       Expected life in years......       5          5          5         5        3        5       5

       Weighted average fair
         value per option at
         grant date................     $4.30      $4.85      $6.94     $4.39     $7.04    $8.00  $5.96


        A summary of the activity in the option shares of AXA Financial and AllianceBernstein's option plans follows, including information about options outstanding and exercisable at December 31, 2005. In addition to the activity presented below, approximately 3.5 million options to purchase AXA ordinary shares were granted on March 29, 2005 under the Stock Option Plan at an exercise price of 20.87 euros. These awards have a contractual life of 10 years; none are exercisable at December 31, 2005.

                                                       AXA FINANCIAL                      ALLIANCEBERNSTEIN
                                             -----------------------------------   ---------------------------------
                                                                   WEIGHTED                            WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS         EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             ------------------ ----------------   --------------- -----------------

       Balance at January 1, 2003.......          35.3              $25.14              16.4           $34.92
         Granted........................           9.1              $12.60                .1           $35.01
         Exercised......................          (1.7)              $7.85              (1.2)          $17.26
         Forfeited......................          (1.8)             $25.16              (1.5)          $43.27
                                             ------------------                    ---------------

       Balance at December 31, 2003.....          40.9              $23.04              13.8           $35.55
         Granted........................           7.2              $20.66                .1           $33.00
         Exercised......................          (2.5)             $14.82              (2.5)          $18.43
         Forfeited......................          (1.6)             $23.74              (1.8)          $46.96
                                             ------------------                    ---------------

       Balance at December 31, 2004.....          44.0              $23.03               9.6           $37.82
         Granted........................           1.8              $26.77                -            $45.45
         Exercised......................          (5.7)             $15.58              (1.7)          $24.13
         Forfeited......................          (1.5)             $29.22               (.4)          $47.10
                                             ------------------                    ---------------

       Balance at December 31, 2005 ....          38.6              $24.06               7.5           $40.45
                                             ==================                    ===============

        (1)  The 2005 AllianceBernstein grants totalled 17,604 Units.

        Information about options outstanding and exercisable at December 31, 2005 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                              --------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
             RANGE OF              NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
             EXERCISE           OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
              PRICES           (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
       --------------------   ----------------- ---------------- ---------------   ------------------   ----------------

             AXA ADRs
       --------------------
         $ 6.33 - $ 8.97               .1               .61           $ 8.13               .1                $ 8.13
         $10.13 - $15.12              7.4              6.45           $12.67              4.3                $12.79
         $15.91 - $22.84             12.3              6.63           $19.62              8.0                $19.06
         $25.96 - $32.86             14.5              3.57           $30.16             12.1                $30.64
         $35.85                       4.3              3.43           $35.85              4.3                $35.85
                              -----------------                                    ------------------
         $  6.33 - $35.85            38.6              5.08           $24.06             28.8                $24.06
                              =================                                    ==================

         AllianceBernstein
           Holding Units
       --------------------
       $12.56 - $18.47                .6               1.59           $16.28               .6                $16.28
       $25.63 - $30.25               1.2               3.54           $28.61              1.2                $28.62
       $32.52 - $48.50               2.8               5.96           $39.62              2.0                $41.85
       $50.15 - $50.56               1.6               5.92           $50.25              1.3                $50.25
       $51.10 - $58.50               1.3               4.95           $53.77              1.3                $53.77
                              -----------------                                    ------------------
       $12.56 - $58.50               7.5               5.02           $40.45              6.4                $40.79
                              =================                                    ==================

        The Company's ownership interest in AllianceBernstein will continue to be reduced upon the exercise of unit options granted to certain AllianceBernstein employees. Options are exercisable over periods of up to ten years.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, other AllianceBernstein Holding unit based awards, or any combination thereof. At December 31, 2005, approximately 10.9 million AllianceBernstein Holding units of a maximum 41.0 million units were subject to options granted and 0.2 million AllianceBernstein Holding units were subject to awards made under this plan.

22)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $57.2 million and $55.0 million, respectively, for 2005 and 2004.

        The Company paid $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2005 and 2004. The Company charged AXA Distribution's subsidiaries $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $32.8 million, $30.2 million and $16.7 million in 2005, 2004 and 2003, respectively.

        Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $30.4 million, $38.9 million and $32.5 million in 2005, 2004 and 2003, respectively.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $57.9 million, $28.6 million and $9.0 million of premiums and $26.3 million, $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2005, 2004 and 2003, respectively.

        In 2004, as a result of AXA Financial's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the write-off of capitalized software. During 2005 and 2004, total severance payments made to employees totaled $19.2 million and $5.0 million, respectively.

        In 2005, AXA Financial issued a note to AXA-Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein described below:

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       Investment advisory and services fees..............   $       729.3      $        746.6     $       748.2
       Distribution revenues..............................           397.8               447.3             436.0
       Shareholder servicing fees.........................            99.3               116.0             126.4
       Other revenues.....................................             8.0                 8.8              11.4
       Brokerage..........................................             2.4                 4.2               4.4

MOMENTUM PLUS(SM)
Retirement Planning from AXA Equitable

SUPPLEMENT DATED MAY 1, 2006 TO THE PROSPECTUS DATED MAY 1, 2006
OHIO ALTERNATIVE RETIREMENT PROGRAM
THE POOLED TRUST FOR MEMBERS RETIREMENT PLANS OF AXA EQUITABLE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------



This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2006 for MOMENTUM PLUS(SM) Retirement Planning from AXA Equitable offered by AXA Equitable Life Insurance Company ("AXA Equitable"). We offer the MOMENTUM PLUS(SM) program, as described below, to certain participants in defined contribution plans that meet the requirements of Section 401(a) of the Internal Revenue Code within the state of Ohio ("Ohio ARP plan"). When MOMENTUM PLUS(SM) is offered as a funding vehicle under your employer's Ohio ARP plan, the document provided to you is called an "Ohio ARP contract."


We offer Ohio ARP contracts to purchasers on the same basis and under the same conditions that apply to the Master Trust or the Pooled Trust described under "The MOMENTUM PLUS(SM) program" on page 32 of the Prospectus, except for certain differences described in this Supplement. Special terms not otherwise defined in this Supplement have the same meanings as they do in the Prospectus.

o Under Ohio ARP contracts the term "contract date" means the date as of which we receive the first contribution, made under any Ohio ARP contract.

o A "participant" means a person covered under and eligible to participate in an employer's plan, who has applied for an Ohio ARP contract. The participant may exercise rights under an Ohio ARP contract to the extent permitted by the Ohio ARP plan. As a participant, you must authorize a trustee to act on your behalf with respect to the Ohio ARP contract ("Ohio ARP trustee").

o The term "retirement account value" in the Prospectus and this Supplement has the same meaning as the terms "annuity account value" and "cash value" in your Ohio ARP contract in that cash value means an amount equal to the annuity account value less any charges that apply.

Your Ohio ARP contract will be held by an entity referred to as the "Ohio ARP contract holder." Additionally, rights under your Ohio ARP contract may only be exercised subject to the terms of your employer's plan and in accordance with any Ohio law that applies.


ALL REFERENCES IN THE PROSPECTUS TO "ADMINISTRATIVE CHARGE" OR "QUARTERLY ADMINISTRATIVE CHARGE" ARE DELETED IN THEIR ENTIRETY.


ALL REFERENCES IN THE PROSPECTUS TO WITHDRAWAL CHARGES ARE DELETED IN THEIR ENTIRETY.


THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "EXAMPLES" ON PAGE 13 OF THE PROSPECTUS:

Ohio ARP contracts currently have a reduced mortality and expense risk charge of 0.65% (which currently reduces the Total Separate Account A annual expenses to 0.90%) and no withdrawal and administrative charges. Since the expense examples reflect Total Separate Account A annual expenses of 1.35% and an assumed withdrawal charge and administrative charge, the expenses shown are higher than they currently are for Ohio ARP contracts.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under Section 401 of the Code, you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information," on page 39 of the Prospectus for your specific type of retirement arrangement.)



                       FOR USE ONLY IN THE STATE OF OHIO

Copyright 2006. AXA Equitable Life Insurance Company, New York, New York,
                                    10104.
All rights reserved. MOMENTUM PLUS (SM) is a service mark of AXA Equitable Life
                               Insurance Company.
                                (212) 554-1234



                                                                          x01265

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "HOW CONTRIBUTIONS CAN BE MADE" ON PAGE 17 OF THE PROSPECTUS:


You, as participant or your employer on your behalf may make contributions at any time either by wire transfer or check. Subject to the terms of your employer's Ohio ARP plan, certain contributions made by your employer, although designated as employee contributions, will be treated, under Code Section 414(h)(2), as employer contributions. Participants should not send contributions directly to AXA Equitable. Currently there is no minimum contribution amount. However, we reserve the right to impose a minimum aggregate contribution amount on an annual basis. If we impose a minimum amount, we will specify that amount in your application for the Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "EFFECTS OF PLAN OR CONTRACT TERMINATION" ON PAGE 22 OF THE
PROSPECTUS:

When contract termination occurs, except as otherwise provided in your employer's Ohio ARP plan, you, as participant, have the option of having amounts in the guaranteed interest option paid in installments or immediately receiving a lump sum payment subject to a market value adjustment (discussed below).

THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST PARAGRAPH UNDER "MARKET VALUE ADJUSTMENT" ON PAGE 23 OF THE PROSPECTUS:

With respect to the calculation date used in determining the market value adjustment, actions taken by other participants in your employer's Ohio ARP plan (for example, transfers, withdrawals, etc.) will not affect the amount of the market value adjustment applied to your withdrawal under your Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)" ON PAGE 23 OF THE PROSPECTUS:

Under the provisions of your Ohio ARP contract, and subject to the terms of your employer's Ohio ARP plan, you, as participant, may select from all investment options that we offer in the Ohio ARP MOMENTUM PLUS(SM) program.

THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD PARAGRAPHS UNDER "ALLOCATING YOUR CONTRIBUTIONS" ON PAGE 23 OF THE PROSPECTUS:

Under your Ohio ARP plan, you, as participant, must use TOPS or EQAccess to designate allocation percentages for your initial contribution and all future contributions among the investment options. Allocation percentages apply to contributions from any source and must be in whole numbers and be equal in total to 100%. If we receive your initial contribution before we receive your allocation instructions through TOPS or EQAccess, or if your allocation percentages do not add up to 100%, then we will allocate all or a portion of your initial contribution to the EQ/Money Market option until we receive further allocation instructions from you. Also see "How contributions can be made" on page 17 of the Prospectus for further information on allocation instructions.

Once contributions are allocated to the investment options they become part of your retirement account value. We discuss retirement account value under "Determining your retirement account value" in the Prospectus.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SEVENTH PARAGRAPH UNDER "TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE" ON PAGE 25 OF THE PROSPECTUS:

The transfer restrictions described above will apply for transfers from the guaranteed interest option under your Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 28 OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, or your employer on your behalf, may make a written request to us for a withdrawal from the investment options with respect to your participation in your employer's Ohio ARP plan. You would not be able to make a withdrawal under an Ohio ARP plan until you sever from employment.

Subject to the terms of your employer's Ohio ARP plan, the payment arising from any withdrawal will be made to you as participant, unless you and we agree to pay another payee.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 28 OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, may terminate your Ohio ARP contract at any time.

THE FOLLOWING SENTENCE REPLACES THE THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "YOUR ANNUITY PAYOUT OPTIONS" ON PAGE 29 OF THE PROSPECTUS: Subject to the terms of your employer's plan, you, as participant, under your Ohio ARP plan may choose from among the five different annuity payout options listed below.

THE INFORMATION FOUND IN THE SEVENTH BULLET POINT UNDER "EMPLOYER'S RESPONSIBILITIES" ON PAGE 33 OF THE PROSPECTUS IS DELETED.

We are responsible for arranging to have our prospectuses distributed.

THE INFORMATION FOUND IN THE TENTH BULLET POINT UNDER "EMPLOYER
RESPONSIBILITIES" ON PAGE 33 OF THE PROSPECTUS IS DELETED.

If your employer has not established an interest rate under your Ohio ARP plan, then we are responsible for selecting interest rates. If loans are available under your Ohio ARP plan, then we will monitor default procedures.

THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER "ADOPTING THE MOMENTUM PLUS(SM) PROGRAM" ON PAGE 33 OF THE PROSPECTUS:

Your Ohio ARP contract application must be completed by you, as participant, not by your employer.

THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "CHARGES TO VARIABLE INVESTMENT OPTIONS" ON PAGE 35 OF THE PROSPECTUS.

For Ohio ARP contracts, we currently deduct Separate Account A charges daily at an annual rate of 0.90% for each variable investment option, of which 0.65% is for mortality and expense risks and 0.25% is for other expenses.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "CHARGE FOR PLAN RECORDKEEPING SERVICES" ON PAGE 35 OF THE PROSPECTUS:

We will not charge you, as participant, for recordkeeping services in connection with your Ohio ARP contract. In addition, the customary check writing fee is waived for your Ohio ARP contract. We reserve the right to assess these charges against your contract in the future. Any change in assessment of a charge for plan recordkeeping services or check writing fee will be fair and nondiscriminatory.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER "PLAN LOAN CHARGES" ON PAGE 36 OF THE PROSPECTUS:

If loans are available under your employer's Ohio ARP plan, you, as participant, are responsible for any loan charges incurred in connection with your Ohio ARP contract. We will give you 90 days' advance written notice of any increases in loan charge amounts and such increases will be fair and nondiscriminatory.

THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH UNDER "DISTRIBUTION OF THE DEATH BENEFIT" ON PAGE 38 OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, designate the beneficiary on the application or on a separate form to be completed at the time you apply for your contract. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Tax Information." We reserve the right to restrict the designation of a non-spouse beneficiary if you are married and under age 35.

If payments under an annuity payout option have not begun, the retirement account value will be transferred to the EQ/Money Market option on the date we receive due proof of your death, unless your employer, Ohio ARP Trustee or beneficiary, whichever applies, provides other instructions. All amounts are held in the EQ/Money Market option until your beneficiary requests a distribution or transfer.

Condensed Financial Information


The unit values and number of units outstanding shown below as of December 31, 2005 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.




Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            For the year
                                                                                                       ending December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
---------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.27     $ 121.06     $ 129.64
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.27     $ 107.45     $ 109.09
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.26     $ 111.33     $ 113.91
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 163.61     $ 176.72     $ 183.99
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.08     $ 119.63     $ 126.46
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.37     $  96.18     $ 103.39
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.22     $ 113.47     $ 114.42
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP HealthCare
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.74     $ 111.95     $ 118.66
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2005 (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                           For the year
                                                                                                        ending December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.87     $ 141.28     $ 144.66
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.39     $ 121.98     $ 139.55
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.48     $ 105.95     $ 112.07
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.25     $  93.28     $  99.37
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.20     $ 117.02     $ 124.20
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.54     $  95.83     $ 102.93
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.15     $ 117.75     $ 125.26
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.87     $  92.46     $ 101.96
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 175.55     $ 199.03     $ 206.24
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 219.38     $ 244.96     $ 256.76
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 149.21     $ 151.11     $ 151.99
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.44     $ 128.49     $ 147.18
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  59.16     $  63.54     $  72.38
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 157.69     $ 162.53     $ 164.70
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 143.04     $ 161.98     $ 179.44
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 103.73
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 114.70     $ 122.18
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2005 (continued)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         For the year
                                                                                                       ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.15     $ 117.09     $ 122.34
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.08     $ 112.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.01     $  83.16     $  89.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  67.15     $  70.23     $  73.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.25     $ 101.61     $ 117.94
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.04     $ 116.55     $ 122.50
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.77     $ 112.42     $ 118.06
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.28
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 173.95     $ 190.50     $ 197.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  97.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.22     $  84.03     $  86.57
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  98.80     $ 113.60     $ 119.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.68     $ 117.59     $ 129.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 105.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 113.34     $ 117.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 115.34
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  55.28     $  61.44     $  65.32
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2005 (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the year
                                                                                                      ending December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
---------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.17     $ 113.65     $ 115.13
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  98.05     $ 107.74     $ 110.96
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 155.30     $ 180.23     $ 186.98
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 106.52
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 100.29
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 106.30
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 105.93
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 111.82
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.75     $ 132.24     $ 145.08
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.90     $ 158.78     $ 161.99
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.27     $ 117.26     $ 128.80
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.47     $  90.93     $  98.24
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.18     $  89.62     $  95.21
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.81     $ 127.96     $ 130.47
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.76     $ 109.43
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.64
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 100.09
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
---------------------------------------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2005 (continued)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the year
                                                                                                     ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.42     $ 138.09     $ 142.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.33     $ 114.73
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.34     $ 118.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 134.89     $ 165.33     $ 217.56
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 124.11
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 119.40
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.57     $ 102.25     $ 108.95
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate--Class II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.93     $ 144.19     $ 166.84
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------

         (a) Financial Statements included in Part B.

         1. Separate Account A:
            - Report of Independent Registered Public Accounting Firm -
              PricewaterhouseCoopers LLP;
            - Statements of Assets and Liabilities for the Year Ended
              December 31, 2005;
            - Statements of Operations for the Year Ended December 31, 2005;
            - Statements of Changes in Net Assets for the Years Ended
              December 31, 2005 and 2004;
            - Notes to Financial Statements;

         2. AXA Equitable Life Insurance Company
            - Report of Independent Registered Public Accounting Firm -
              PricewaterhouseCoopers LLP;
            - Consolidated Balance Sheets as of December 31, 2005 and 2004;
            - Consolidated Statements of Earnings for Years Ended
              December 31, 2005, 2004 and 2003;
            - Consolidated Statements of Equity for Years Ended
              December 31, 2005, 2004 and 2003;
            - Consolidated Statements of Cash Flows for Years Ended
              December 31, 2005, 2004 and 2003; and
            - Notes to Consolidated Financial Statements

         3. AllianceBernstein L.P.:

            - Report of Independent Registered Public Accounting Firm - KPMG LLP
            - Consolidated Statements of Financial Condition as of December 31,
              2005 and 2004;
            - Consolidated Statements of Income for the Years Ended December 31,
              2005, 2004 and 2003;
            - Consolidated Statements of Changes in Partners' Capital and
              Comprehensive Income for the Years Ended December 31, 2005, 2004 and 2003;
            - Consolidated Statements of Cash Flows for the Years Ended December
              31, 2005, 2004 and 2003;
            - Notes to Consolidated Financial Statements;
            - Report on Management's Assessment of the Effectiveness of Internal
              Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.

         4. AllianceBernstein Holding L.P.:

            - Report of Independent Registered Public Accounting Firm - KPMG LLP
            - Statements of Financial Condition as of December 31, 2005 and
              2004;
            - Statements of Income for the Years Ended December 31, 2005, 2004
              and 2003;
            - Statements of Changes in Partners' Capital and Comprehensive
              Income for the Years Ended December 31, 2005, 2004 and 2003;
            - Statements of Cash Flows for the Years Ended December 31, 2005,
              2004 and 2003;
            - Notes to Financial Statements.
            - Report on Management's Assessment of the Effectiveness of Internal
              Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.

         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

             1.   (a)   Resolutions of the Board of Directors of The
                        Equitable Life Assurance Society of the United States
                        Company (" Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                        Statement No. 33-58950 on April 29, 1996.

                  (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-58950 on April 29, 1996.

             2. Not applicable.

             3.   (a)   Distribution and Servicing Agreement among Equico
                        Securities, Inc., (now AXA Advisors, LLC), Equitable and
                        Equitable Variable Life Insurance Company, dated as of
                        May 1, 1994 incorporated herein by reference to Exhibit
                        3(c) to Registration Statement 2-30070 refiled electronically on July 10, 1998.

                  (b) Sales Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable's Separate Account A, Separate Account 301 and Separate Account No. 51 dated as of January 1, 1995, incorporated by reference to Exhibit 3(e) to Registration Statement No. 2-30070 refiled electronically on July 10, 1998.

                  (c) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 33-58950 on April 19, 2001.

                  (d) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 33-58950 on April 19, 2001.

                  (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (f) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (g) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (h) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                  (i) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

             4. (a) Form of group annuity contract for IRC Section 401(a) Plans, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                (a)(1) Form of Variation of Exhibit 4(a) for use in connection with the Ohio Alternative Retirement Program, previously filed with this Registration Statement File No. 33-58950 on November 25, 1998.

                (b) Form of Group Annuity Contract between Equitable and Aurora Health Care, Inc. with respect to adding 403(b) Plans, previously filed with this Registration Statement No. 33-58950 on March 24, 1995, refiled electronically on August 19, 1998.

                (c) Form of Momentum Plus 457 group annuity contract, previously filed with this Registration Statement No. 33-58950 on July 12, 1996.

                (d) Form of Endorsement to group annuity contract for contribution sources, incorporated herein by reference to Registration Statement (file No. 33-47949) on Form N-4, filed on April 21, 2006.

             5. Form of application, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                  (a) Form of Variation of Exhibit 5 for use in connection with Ohio Alternative Retirement Program, previously filed with this Registration Statement, File No. 33-58950 on November 25, 1998.

             6. (a)(i)  By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1, 1997.

                (a)(ii) Restated Charter of AXA Equitable, as amended December
                        6, 2004, incorporated herein by reference to Exhibit No.
                        3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

                (b)(i) Copy of the Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1,
                        1997).

                (b)(ii) By-Laws of AXA Equitable, as amended September 7,
                        2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

             7. Not applicable.

             8. (a)(i)  Participation Agreement among EQ Advisors Trust, The
                        Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A filed August 28, 1997.

                (a)(ii) Form of Participation Agreement among EQ Advisors
                        Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.
                        (h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.


                (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-58950 on December 5, 2001.

                (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

                (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 33-58950 on Form N-4, on
                        August 5, 2003.

             9.   (a)   Opinion and Consent of Jonathan E. Gaines, Vice
                        President and Associate General Counsel as to the legality of the securities being registered, previously filed with this Registration Statement No. 33-58950 on August 12, 1993, refiled electronically on August 19, 1998.

                  (b) Opinion and Consent of Dodie Kent, Esq., Vice-President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 33-58590 on April 19, 2004.

             10.(a)(i)  Consent of PricewaterhouseCoopers LLP.

                (a)(ii) Consent of KPMG LLP.

                (b)     Powers of Attorney, incorporated herein by reference to
                        Exhibit 10.(f) Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

                (c)     Powers of Attorney are filed herewith.

             11.  Not applicable.

             12.  Not applicable.

Item 25: Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

Christina Johnson                           Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26. to Registration Statement (File No. 333-05593) on Form N-4, Filed April 20, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
        AS OF 12/31/05



                                                                                           State of        State of
                                                                              Type of     Incorp. or      Principal       Federal
                                                                             Subsidiary    Domicile       Operation      Tax ID #
                                                                             ----------    --------       ---------      ---------

                                                                                        --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                       DE              NY        13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                                    ND              ND        45-0373941
     ------------------------------------------------------------------------           --------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                             Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                           Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                             Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                         HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        See Attached Listing C
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                                   DE              NY        52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                         Insurance      Bermuda        Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                        DE              NY        13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                     DE              NY        13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                     Operating        DE              NY        06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                    Operating        AL              AL        06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC            Operating        DE              NY        13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC             Operating        MA              MA        04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                    Operating        NV              NV        13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                               Operating       P.R.            P.R.       66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    Operating        TX              TX        75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  Insurance        NY              NY        13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                          Insurance        CO              CO        13-3198083
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                    Investment       DE              NY        13-3385076
           -------------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                 Investment       DE              NY        13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                        Investment       **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO           NY              NY        22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                              HCO           DE              NY        13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           Wil-Gro, Inc                                                      Investment       PA              PA        23-2702404
           -------------------------------------------------------------------------------------------------------------------------
           STCS, Inc.                                                        Investment       DE              NY        13-3761592
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                        Investment       DE              PA        23-2671508
           -------------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                         1,000    100.00%
     ------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     ------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     ------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     ------------------------------------------------------------------------
        See Attached Listing C
     ------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                            -    100.00%
     ------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                             250,000    100.00%
        ---------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                             1,000    100.00%
        ---------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                              -    100.00%
           ------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                               -    100.00%
           ------------------------------------------------------------------
              AXA Network of Alabama, LLC                                              -    100.00%
              ---------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                      -    100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                       -    100.00%
              ---------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                   100.00%
              ---------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                              100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                          1,050    100.00%
        ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                    2,000,000    100.00%   NAIC # 62944
        ---------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                            1,000,000    100.00%   NAIC # 62880
           ------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                              -          -   G.P & L.P.
           ------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                           -          -   G.P.
           ------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                  -          -   **
           ------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      -    100.00%
           ------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             5,000,000    100.00%
           ------------------------------------------------------------------
           Wil-Gro, Inc                                                            1,000    100.00%
           ------------------------------------------------------------------
           STCS, Inc.                                                              1,000    100.00%
           ------------------------------------------------------------------
           EVSA, Inc.                                                                 50    100.00%
           ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

*   Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

*** All subsidiaries are corporations, except as otherwise noted.

    1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

    2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

          Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
          Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
          Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

    3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

    4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

        As of December 21, 2005, AXF and its subsidiaries owned 61.08% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

              AXF held directly 32,699,454 Alliance Capital Units (12.66%), AXA Equitable Life directly owned 8,165,204 Alliance Capital
                Units (3.16%),
              ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.65%), and ECMC, LLC owned 40,880,637 Alliance Capital Units (15.84%).

          Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

        In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

        On December 21, 2004, AXF contributed 4,389,192 (1.70%)Alliance Capital Units to MONY Life and 1,225,000 (.47%)Alliance Capital Units to MLOA.

    5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

    6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

    7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

    8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
    9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.
    10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
    11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
    12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
    13. Effective May 26, 2005, Matrix Private Equities was sold.
    14. Effective December 2, 2005, Advest Group was sold to Merrill Lynch.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

Dissolved  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
               Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
               August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
               November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999
           - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
           - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
           - ECLL Inc. was dissolved July 15, 2003
           - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                         Operating        DE              NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                          Operating        VT              VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                              Operating        DE              NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                       Investment       DE              NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)  Operating        DE              NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              Equitable JVS, Inc.                                             Investment       DE              GA        58-1812697
              ----------------------------------------------------------------------------------------------------------------------
                 Astor Times Square Corp.                                     Investment       NY              NY        13-3593699
                 -------------------------------------------------------------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                             Investment       NY              NY        13-3593692
                 -------------------------------------------------------------------------------------------------------------------
                 PC Landmark, Inc.                                            Investment       TX              TX        75-2338215
                 -------------------------------------------------------------------------------------------------------------------
                 EJSVS, Inc.                                                  Investment       DE              NJ        58-2169594
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                           Operating        DE              NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC           Operating        DE              AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                       Operating        DE          CT, ME,NY     06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC      Operating        MA              MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.             Operating        TX              TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                    Operating        DE              NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)   Operating        DE              NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                               Number of  Percent of
                                                                                Shares    Ownership          Comments
                                                                                 Owned    or Control (e.g., Basis of Control)
                                                                                 -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500    100.00%
              ----------------------------------------------------------------
              Equitable Casualty Insurance Company *                                1,000    100.00%
              ----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -    100.00%
              ----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                             ECMC is G.P.
                   Partnership II, L.P.                                                 -          -   ("Deal Flow Fund II")
              ----------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)          100    100.00%
              ----------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------
              Equitable JVS, Inc.                                                   1,000    100.00%
              ----------------------------------------------------------------
                 Astor Times Square Corp.                                             100    100.00%
                 -------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                                     100    100.00% G.P. of Astor Acquisition. L.P.
                 -------------------------------------------------------------
                 PC Landmark, Inc.                                                  1,000    100.00%
                 -------------------------------------------------------------
                 EJSVS, Inc.                                                        1,000    100.00%
              ----------------------------------------------------------------
              AXA Distributors, LLC                                                     -    100.00%
              ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000    100.00%
              ----------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000    100.00%
              ----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100    100.00%
              ----------------------------------------------------------------

*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
          November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on
          November 30, 1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
          Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                              State of        State of
                                                                                 Type of     Incorp. or      Principal     Federal
                                                                                Subsidiary    Domicile       Operation    Tax ID #
                                                                                ----------    --------       ---------    ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2) Operating        DE              NY
                 -------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating        DE              NY      13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                          HCO           DE              MA      22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                HCO           DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                          Operating        DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                  HCO           DE              NY      13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                          Operating       India          India          -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (Argentina) SRL                        Operating     Argentina      Argentina        -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (France) SAS                           Operating      France          France         -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                               Operating        DE              NY      13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  Operating        DE              NY      13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd            Operating       Japan          Japan          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Australia Limited                       Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management           Operating      Taiwan          Taiwan         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                Operating        DE              NY      13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Latin America Ltd.                      Operating      Brazil          Brazil         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Limited                                 Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                              Operating      Gemany         Germany         -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Services Ltd.                  Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                       Operating       Lux.            Lux.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.               Operating       Lux.            Lux.          -
                                ----------------------------------------------------------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH   Operating      Germany        Germany         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                  Operating        DE          Singapore   13-3752293
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Australia Limited            Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                 Operating        DE            Canada    13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management New Zealand Limited          Operating       N.Z.            N.Z.          -
                       -------------------------------------------------------------------------------------------------------------


                                                                                              Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership          Comments
                                                                                   Owned    or Control (e.g., Basis of Control)
                                                                                   -----    ---------- ------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation                                                  owns 1% GP interest in Alli-
                                                                                                       ance Capital Management L.P.
                                                                                                       and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
              ------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2)                      -
                 ---------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    Cursitor Alliance LLC                                                      100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                            100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                        10    100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ---------------------------------------------------------
                       ACM International (Argentina) SRL                                       100.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       ACM International (France) SAS                                          100.00%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                              100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       ---------------------------------------------------------
                       Alliance Capital Australia Limited                                      100.00%
                       ---------------------------------------------------------
                                Far Eastern Alliance Asset Management                           20.00% 3rd parties = 80%
                       ---------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                      1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Latin America Ltd.                                      99.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       Alliance Capital Limited                                     250,000    100.00%
                       ---------------------------------------------------------
                                ACM Bernstein GmbH                                             100.00%
                                ------------------------------------------------
                                Alliance Capital Services Ltd.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                             3,999     99.98% Alliance Cap. Oceanic Corp.
                                                                                                       owns 0.025%
                       ---------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.                                1.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                                ------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH                  100.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                       ---------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management Australia Limited                            50.00% 3rd parties = 50%
                       ---------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                      18,750    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management New Zealand Limited                          50.00% 3rd parties = 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.         Operating     So Africa      So Africa          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.           Operating     Singapore      Singapore          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.              Operating     Mauritius      Mauritius          -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                Operating       India          India            -
                                ----------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                Operating       India          India            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Oceanic Corp.                         Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                     Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                  Operating        DE              NY        52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                          Operating        DE              NY        13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)  Operating        DE              NY        13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Global Investor Services, Inc.                Operating        DE              NJ        13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd               Operating       H.K.            H.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Taiwan Limited               Operating      Taiwan          Taiwan           -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.            Operating       Lux.            Lux.            -
                       -------------------------------------------------------------------------------------------------------------
                       Meiji - Alliance Capital Corp.                         Operating        DE              NY        13-3613617
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Ltd.                              Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.    Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                             Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Ltd.                          Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Whittingdale Ltd.            Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Cursitor Holdings Ltd.                        Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.                        80.00% 3rd parties = 20%
                       -------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.                         100.00%
                       -------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                            100.00%
                       -------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                               75.00% 3rd parties = 25%
                                ----------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                              100.00%
                       -------------------------------------------------------
                       Alliance Capital Oceanic Corp.                              1,000    100.00% inactive
                       -------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                                   100.00% inactive
                       -------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                       1,000    100.00%
                       -------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                        100.00%
                       -------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)         100          1
                       -------------------------------------------------------
                       Alliance Global Investor Services, Inc.                       100    100.00% formerly, Alliance Fund
                                                                                                      Services, Inc.
                       -------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd                              50.00% 3rd parties = 50%
                       -------------------------------------------------------
                                Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                ----------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       -------------------------------------------------------
                       Meiji - Alliance Capital Corp.                             50,000     50.00% Meiji Mutual Life owns 50%
                       -------------------------------------------------------
                       Sanford C. Bernstein Ltd.                                            100.00%
                       -------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       -------------------------------------------------------
                       Whittingdale Holdings Ltd.                                           100.00%
                       -------------------------------------------------------
                                ACM Investments Ltd.                                        100.00%
                                ----------------------------------------------
                                Alliance Capital Whittingdale Ltd.                          100.00%
                                ----------------------------------------------
                                Cursitor Holdings Ltd.                                      100.00%
                                ----------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                              Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                            Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                              Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                          HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
           -------------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.      Insurance     Argentina      Argentina     98-0157781
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
              ----------------------------------------------------------------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.            Insurance  Cayman Islands  Cayman Islands  98-0152046
           -------------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America                             Insurance        AZ              NY        86-0222062
           -------------------------------------------------------------------------------------------------------------------------
           Sagamore Financial, LLC                                               HCO           OH              OH        31-1296919
           -------------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                         Insurance        OH              OH        38-2046096
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
           -------------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
              ----------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
              ----------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              ----------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
              ----------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
              ----------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              ----------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Service Corp.                                  Operating        DE              NY        13-4194349
              ----------------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
              ----------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                                     Operating        NY              NY        13-2645488
              ----------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
                 -------------------------------------------------------------------------------------------------------------------
                 Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
                 -------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     -------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     -------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     -------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     -------------------------------------------------------------------------
        MONY Life Insurance Company *                                                       100.00%
        ----------------------------------------------------------------------
           MONY International Holdings, LLC                                                 100.00%
           -------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.                    100.00%
              ----------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                               99.00%
              ----------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                               100.00%
              ----------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.                              99.00%
                 -------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.                          100.00%
           -------------------------------------------------------------------
           MONY Life Insurance Company of America                                           100.00%
           -------------------------------------------------------------------
           Sagamore Financial, LLC                                             1,993,940    100.00%
           -------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                            405,000    100.00%
           -------------------------------------------------------------------
           MONY Financial Services, Inc.                                           1,000    100.00%
           -------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                        99     99.00%
              ----------------------------------------------------------------
              MONY Brokerage, Inc.                                                 1,500    100.00%
              ----------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                                    5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                                 1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                                  10    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                           5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                              1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                              1    100.00%
              ----------------------------------------------------------------
              1740 Ventures, Inc.                                                  1,000    100.00%
              ----------------------------------------------------------------
              Enterprise Capital Management, Inc.                                    500    100.00%
              ----------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                                1,000    100.00%
              ----------------------------------------------------------------
              MONY Assets Corp.                                                  200,000    100.00%
              ----------------------------------------------------------------
                 MONY Benefits Management Corp.                                    9,000     90.00%
                 -------------------------------------------------------------
                 MONY Benefits Service Corp.                                       2,500     90.00%
              ----------------------------------------------------------------
              1740 Advisers, Inc.                                                 14,600    100.00%
              ----------------------------------------------------------------
              MONY Securities Corporation                                          7,550    100.00%
              ----------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.                   1,000    100.00%
                 -------------------------------------------------------------
                 Trusted Investment Advisers Corp.                                     1    100.00%
                 -------------------------------------------------------------

  - As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.

  - As of February 2005, MONY Realty Parnters, Inc. was dissolved

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

  - Enterprise Accumulation Trust was merged into EQAT on July 9, 2004

  - MONY Series Funds, Inc. was merged into EQAT on July 9, 2004

Item 27.        Number of Contractowners
                ------------------------

                As of February 28, 2006, there were 28,935 holders of the contracts offered by the registrant under this Registration Statement.


Item 28. Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, ACE Insurance Company, Endurance Insurance Company, U. S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriters
                ----------------------

                (a) AXA Advisors, LLC an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for its Separate Account No. 301, Separate Account No. 45, Separate Account No. 49, Separate Account I, Separate Account FP, AXA Premier VIP Trust and EQ Advisors Trust, and of MONY Variable Account A, MONY Variable Account L, MONY Variable Account S, MONY America Variable Account A, MONY America Variable Account L, MONY America Variable Account S and Keynote Series Account. AXA Advisors, LLC address is 1290 Avenue of the Americas, NY, NY 10104.

                (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.


NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President


Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 200 Plaza Drive Secaucus, NJ 07096.

Item 31.        Management Services
                -------------------

                Not applicable

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                (d) Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contract. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages or riders to any contract, or prospectus, or otherwise.

                Although 403(b) Contracts are not currently offered under this Registration Statement, they may be in the future. In such event, the Registrant hereby represents that it intends to rely on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraph (1)-(4) of that letter.

                                   SIGNATURES


                As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 21st day of April, 2006.



                                SEPARATE ACCOUNT A OF AXA EQUITABLE LIFE
                                            INSURANCE COMPANY
                                               (Registrant)

                                By:  AXA Equitable Life Insurance Company


                                By:   /s/ Dodie Kent
                                    ----------------------------
                                          Dodie Kent
                                    Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of April, 2006.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA  Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson     Scott D. Miller
Christopher M. Condron      James F. Higgins             Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain             Peter J. Tobin
Denis Duverne               Christina Johnson            Stanley B. Tulin








*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 21, 2006

                                  EXHIBIT INDEX



EXHIBIT NO.                                                      TAG VALUE
-----------                                                      ---------

10.(a)(i)     Consent of PricewaterhouseCoopers LLP.             EX-99.10ai

10.(a)(ii)    Consent of KPMG LLP.                               EX-99.10aii

10.(c)        Powers of Attorney                                 EX-99.10c